UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Michael L. Sapir Chairman ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2007 to February 29, 2008

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Ultra QQQ®

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.9%
	Consumer Discretionary — 11.7%
162,702	Amazon.Com, Inc.*	$10,489,398
99,527	Apollo Group, Inc., Class A*	6,108,967
210,193	Bed Bath & Beyond, Inc.*	5,956,870
858,796	Comcast Corp., Class A*	16,780,874
141,049	Discovery Holding Co., Class A*	3,183,476
127,980	DISH Network Corp., Class A*	3,794,607
165,009	Expedia, Inc.*	3,783,656
63,491	Focus Media Holding Ltd. (ADR)*	3,198,042
118,738	Garmin Ltd.	6,971,108
173,890	IAC/InterActiveCorp*	3,460,411
44,766	Lamar Advertising Co., Class A	1,706,032
111,621	Liberty Global, Inc., Class A*	4,196,950
329,384	Liberty Media Corp. - Interactive, Class A*	4,729,954
75,212	PetSmart, Inc.	1,619,314
84,954	Sears Holdings Corp.*	8,123,301
938,972	Sirius Satellite Radio, Inc.*	2,666,680
280,354	Staples, Inc.	6,237,877
599,413	Starbucks Corp.*	10,771,452
210,770	Virgin Media, Inc.	3,161,550
73,548	Wynn Resorts Ltd.	7,406,284
		114,346,803
	Consumer Staples — 1.4%
134,950	Costco Wholesale Corp.	8,356,104
53,871	Hansen Natural Corp.*	2,235,646
80,657	Whole Foods Market, Inc.	2,835,094
		13,426,844
	Health Care — 13.2%
299,220	Amgen, Inc.*	13,620,494
76,686	Amylin Pharmaceuticals, Inc.*	2,029,878
188,241	Biogen Idec, Inc.*	10,985,745
225,905	Celgene Corp.*	12,734,265
38,542	Cephalon, Inc.*	2,325,624
85,811	Dentsply International, Inc.	3,350,062
132,763	Express Scripts, Inc.*	7,846,293
196,801	Genzyme Corp.*	13,957,127
541,036	Gilead Sciences, Inc.*	25,601,824
52,690	Henry Schein, Inc.*	3,151,916
78,181	Hologic, Inc.*	4,715,096
22,524	Intuitive Surgical, Inc.*	6,349,966
79,160	Patterson Cos., Inc.*	2,786,432
365,161	Teva Pharmaceutical Industries Ltd. (ADR)	17,918,450
86,280	Vertex Pharmaceuticals, Inc.*	1,509,900
		128,883,072
	Industrials — 4.7%
99,031	CH Robinson Worldwide, Inc.	5,027,804
112,503	Cintas Corp.	3,237,836
123,485	Expeditors International Washington, Inc.	4,855,430
84,657	Fastenal Co.	3,442,154
88,608	Foster Wheeler Ltd.*	5,799,394
62,628	Joy Global, Inc.	4,156,620
77,145	Monster Worldwide, Inc.*	2,051,286
243,690	PACCAR, Inc.	10,571,272
68,631	Ryanair Holdings plc (ADR)*	1,961,474
53,881	Stericycle, Inc.*	2,903,647
64,351	UAL Corp.	1,949,835
		45,956,752
	Information Technology — 55.7%
153,634	Activision, Inc.*	4,186,527
331,927	Adobe Systems, Inc.*	11,169,344
93,970	Akamai Technologies, Inc.*	3,303,985
278,819	Altera Corp.	4,770,593
720,798	Apple, Inc.*	90,114,166
420,662	Applied Materials, Inc.	8,064,091
142,006	Autodesk, Inc.*	4,414,967
14,109	Baidu.com (ADR)*	3,546,015
221,789	BEA Systems, Inc.*	4,229,516
253,430	Broadcom Corp., Class A*	4,792,361
166,237	Cadence Design Systems, Inc.*	1,765,437
129,810	Check Point Software Technologies*	2,845,435
1,279,352	Cisco Systems, Inc.*	31,177,808
133,031	Citrix Systems, Inc.*	4,380,711
167,024	Cognizant Technology Solutions Corp., Class A*	5,045,795
486,617	Dell, Inc.*	9,659,348
595,834	eBay, Inc.*	15,706,184
187,422	Electronic Arts, Inc.*	8,863,186
121,552	Fiserv, Inc.*	6,396,066
532,787	Flextronics International Ltd.*	5,402,460

See accompanying notes to schedules of portfolio investments.

84,571	Google, Inc., Class A*	39,848,164
66,030	Infosys Technologies Ltd. (ADR)	2,569,888
1,208,485	Intel Corp.	24,109,276
247,387	Intuit, Inc.*	6,570,599
202,349	Juniper Networks, Inc.*	5,427,000
130,289	Kla-Tencor Corp.	5,473,441
75,884	Lam Research Corp.*	3,053,572
176,290	Linear Technology Corp.	4,884,996
104,499	Logitech International S.A. (Registered)*	2,673,084
333,911	Marvell Technology Group Ltd.*	3,776,533
92,691	Microchip Technology, Inc.	2,853,029
1,900,463	Microsoft Corp.	51,730,603
212,434	Network Appliance, Inc.*	4,592,823
321,995	Nvidia Corp.*	6,887,473
1,260,397	Oracle Corp.*	23,695,464
209,827	Paychex, Inc.	6,601,157
1,164,964	Qualcomm, Inc.	49,359,525
330,580	Research In Motion Ltd.*	34,314,204
124,058	SanDisk Corp.*	2,921,566
212,740	Sun Microsystems, Inc.*	3,488,936
535,267	Symantec Corp.*	9,013,896
147,728	Tellabs, Inc.*	972,050
122,975	VeriSign, Inc.*	4,279,530
230,210	Xilinx, Inc.	5,147,496
379,208	Yahoo!, Inc.*	10,534,398
		544,612,698
	Materials — 0.7%
73,719	Sigma-Aldrich Corp.	4,056,019
58,768	Steel Dynamics, Inc.	3,423,824
		7,479,843
	Telecommunication Services — 1.5%
40,006	Leap Wireless International, Inc.*	1,710,657
884,228	Level 3 Communications, Inc.*	1,971,828
61,689	Millicom International Cellular S.A.*	6,816,634
99,345	NII Holdings, Inc.*	3,946,977
		14,446,096
	Total Common Stock
	(Cost $965,413,397)	869,152,108

Principal Amount
	Repurchase Agreements — 22.8%
$6,110,279	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $6,111,781 (b)	6,110,279

28,805,602	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $28,812,947 (c)	28,805,602

26,186,911	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $26,193,741 (d)	26,186,911

100,795,564	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $100,821,435 (e)	100,795,564

61,102,792	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $61,118,475 (f)	61,102,792

	Total Repurchase Agreements (Cost $223,001,148)	223,001,148

	Total Investments (Cost $1,188,414,545) — 111.7%	1,092,153,256
	Liabilities in excess of other assets — (11.7%)	(114,138,177)
	Net Assets — 100.0%	$978,015,079

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $6,232,497. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $29,381,738. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $26,710,797. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $102,811,815. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $62,324,896. The investment in the repurchase agreement was through participation in a pooled account.

ADR	American Depositary Receipt

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,867,929
Aggregate gross unrealized depreciation	(121,556,957)
Net unrealized depreciation	$(107,689,028)

Federal income tax cost of investments	$1,199,842,284

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini NASDAQ-100® Futures Contracts	2,703	March-08	$94,483,365	$(1,472,696)

Cash collateral in the amount of $6,728,533 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100®Index	12/08/08	$515,042,486	$(117,353,810)

Equity Index Swap Agreement based on the NASDAQ-100®Index	03/06/08	272,587,950	776,584

Equity Index Swap Agreement based on the NASDAQ-100®Index	03/06/08	43,369,948	47,000

Equity Index Swap Agreement based on the NASDAQ-100®Index	03/06/08	273,879,515	(3,190,029)
			$(119,720,255)

See accompanying notes to schedules of portfolio investments.

Ultra Dow 30SM

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.6%
	Consumer Discretionary — 8.0%
206,706	General Motors Corp.	$4,812,116
206,706	Home Depot, Inc.	5,488,044
206,706	McDonald’s Corp.	11,184,862
206,706	Walt Disney Co. (The)	6,699,341
		28,184,363
	Consumer Staples — 10.2%
206,706	Coca-Cola Co. (The)	12,084,033
206,706	Procter & Gamble Co.	13,679,803
206,706	Wal-Mart Stores, Inc.	10,250,550
		36,014,386
	Energy — 10.2%
206,706	Chevron Corp.	17,913,142
206,706	Exxon Mobil Corp.	17,985,489
		35,898,631
	Financials — 11.4%
206,706	American Express Co.	8,743,664
206,706	American International Group, Inc.	9,686,243
206,706	Bank of America Corp.	8,214,497
206,706	Citigroup, Inc.	4,900,999
206,706	JPMorgan Chase & Co.	8,402,599
		39,948,002
	Health Care — 7.6%
206,706	Johnson & Johnson	12,807,504
206,706	Merck & Co., Inc.	9,157,076
206,706	Pfizer, Inc.	4,605,409
		26,569,989
	Industrials — 19.8%
206,706	3M Co.	16,205,750
206,706	Boeing Co.	17,113,190
206,706	Caterpillar, Inc.	14,951,045
206,706	General Electric Co.	6,850,237
206,706	United Technologies Corp.	14,574,840
		69,695,062
	Information Technology — 12.3%
206,706	Hewlett-Packard Co.	9,874,346
206,706	Intel Corp.	4,123,785
206,706	International Business Machines Corp.	23,535,545
206,706	Microsoft Corp.	5,626,537
		43,160,213
	Materials — 4.9%
206,706	Alcoa, Inc.	7,677,061
206,706	EI Du Pont de Nemours & Co.	9,595,292
		17,272,353
	Telecommunication Services — 4.2%
206,706	AT&T, Inc.	7,199,570
206,706	Verizon Communications, Inc.	7,507,562
		14,707,132
	Total Common Stock
	(Cost $324,608,053)	311,450,131

Principal Amount
	Repurchase Agreements — 15.7%
$1,512,917	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $1,513,289 (b)	1,512,917

7,132,325	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $7,134,144 (c)	7,132,325

6,483,932	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $6,485,623 (d)	6,483,932

24,957,185	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $24,963,591 (e)	24,957,185

See accompanying notes to schedules of portfolio investments.

15,129,174	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $15,133,057 (f)	15,129,174

	Total Repurchase Agreements
	(Cost $55,215,533)	55,215,533

	Total Investments
	(Cost $379,823,586) — 104.3%	366,665,664
	Liabilities in excess of other assets — (4.3%)	(15,037,451)
	Net Assets — 100.0%	$351,628,213

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $1,543,179. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $7,274,977. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $6,613,647. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $25,456,412. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $15,431,770. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,803,308
Aggregate gross unrealized depreciation	(24,069,287)
Net unrealized depreciation	$(19,265,979)

Federal income tax cost of investments	$385,931,643

Futures Contracts Purchased

Ultra Dow 30SM had the following open long futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	610	March- 08	$37,450,950	$7,484

Cash collateral in the amount of $1,402,884 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

Ultra Dow 30SM had the following open swap apreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	03/06/08	$91,224,439	$619,268

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	03/06/08	119,069,104	(250,118)

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	160,000,000	(17,307,124)
			$(16,937,974)

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.4%
	Consumer Discretionary — 7.8%
5,300	Abercrombie & Fitch Co.	$410,909
18,900	Amazon.Com, Inc.*	1,218,483
8,413	Apollo Group, Inc., Class A*	516,390
8,488	AutoNation, Inc.*	123,670
2,715	Autozone, Inc.*	312,442
16,291	Bed Bath & Beyond, Inc.*	461,687
21,588	Best Buy Co., Inc.	928,500
5,562	Big Lots, Inc.*	93,720
3,847	Black & Decker Corp.	264,558
5,409	Brunswick Corp.	88,113
26,870	Carnival Corp.	1,057,334
42,141	CBS Corp., Class B	961,658
7,478	Centex Corp.	165,937
10,369	Circuit City Stores, Inc.	45,831
30,630	Clear Channel Communications, Inc.	980,160
22,646	Coach, Inc.*	686,627
189,050	Comcast Corp., Class A*	3,694,037
8,729	Darden Restaurants, Inc.	269,115
3,514	Dillard’s, Inc., Class A	51,972
44,163	DIRECTV Group, Inc. (The)*	1,106,283
17,052	DR Horton, Inc.	239,240
17,715	Eastman Kodak Co.	300,801
5,511	EW Scripps Co., Class A	230,194
12,776	Expedia, Inc.*	292,954
8,641	Family Dollar Stores, Inc.	165,475
129,812	Ford Motor Co.*	847,672
9,397	Fortune Brands, Inc.	610,617
9,784	GameStop Corp., Class A*	414,450
14,280	Gannett Co., Inc.	430,542
28,651	Gap, Inc. (The)	577,891
34,818	General Motors Corp.	810,563
10,329	Genuine Parts Co.	426,071
14,754	Goodyear Tire & Rubber Co. (The)*	399,833
19,995	H&R Block, Inc.	372,907
14,854	Harley-Davidson, Inc.	551,975
3,720	Harman International Industries, Inc.	153,264
9,047	Hasbro, Inc.	233,141
103,816	Home Depot, Inc.	2,756,315
11,341	IAC/InterActiveCorp*	225,686
19,402	International Game Technology	876,000
28,998	Interpublic Group of Cos., Inc.*	249,963
13,639	JC Penney Co., Inc.	630,258
36,529	Johnson Controls, Inc.	1,200,343
5,245	Jones Apparel Group, Inc.	74,007
4,738	KB Home	113,380
19,296	Kohl’s Corp.*	857,514
10,465	Leggett & Platt, Inc.	174,766
8,574	Lennar Corp., Class A	159,562
6,120	Liz Claiborne, Inc.	108,814
89,974	Lowe’s Cos., Inc.	2,156,677
19,117	Ltd Brands, Inc.	291,534
26,636	Macy’s, Inc.	657,376
19,230	Marriott International, Inc., Class A	655,743
22,567	Mattel, Inc.	435,994
72,759	McDonald’s Corp.	3,936,989
20,239	McGraw-Hill Cos., Inc. (The)	828,382
2,335	Meredith Corp.	101,222
8,849	New York Times Co. (The), Class A	164,857
17,181	Newell Rubbermaid, Inc.	390,009
141,475	News Corp., Class A	2,604,555
23,624	Nike, Inc., Class B	1,422,165
11,564	Nordstrom, Inc.	428,215
16,789	Office Depot, Inc.*	190,891
4,638	OfficeMax, Inc.	98,650
20,110	Omnicom Group, Inc.	898,314
3,622	Polo Ralph Lauren Corp.	225,252
13,072	Pulte Homes, Inc.	176,995
8,064	RadioShack Corp.	140,717
4,487	Sears Holdings Corp.*	429,047
6,414	Sherwin-Williams Co. (The)	332,117
3,544	Snap-On, Inc.	176,916
5,055	Stanley Works (The)	245,370
43,498	Staples, Inc.	967,830
44,931	Starbucks Corp.*	807,410
12,251	Starwood Hotels & Resorts Worldwide, Inc.	579,840
51,110	Target Corp.	2,688,897
7,813	Tiffany & Co.	294,081
222,356	Time Warner, Inc.	3,470,977
26,884	TJX Cos., Inc.	860,288
5,416	VF Corp.	411,833
40,369	Viacom, Inc., Class B*	1,604,668
117,095	Walt Disney Co. (The)	3,795,049
357	Washington Post Co. (The), Class B	258,468
5,376	Wendy’s International, Inc.	130,529
4,755	Whirlpool Corp.	401,179
10,945	Wyndham Worldwide Corp.	242,651
31,288	Yum! Brands, Inc.	1,077,872
		62,501,183
	Consumer Staples — 9.5%
129,573	Altria Group, Inc.	9,476,969
45,143	Anheuser-Busch Cos., Inc.	2,125,784
39,548	Archer-Daniels-Midland Co.	1,783,615
26,394	Avon Products, Inc.	1,004,556
5,315	Brown-Forman Corp., Class B	338,938
13,687	Campbell Soup Co.	441,953
8,520	Clorox Co.	495,779

See accompanying notes to schedules of portfolio investments.

122,260	Coca-Cola Co. (The)	7,147,320
17,605	Coca-Cola Enterprises, Inc.	430,090
31,359	Colgate-Palmolive Co.	2,386,106
29,974	ConAgra Foods, Inc.	662,425
11,927	Constellation Brands, Inc., Class A*	229,118
26,703	Costco Wholesale Corp.	1,653,450
90,853	CVS Caremark Corp.	3,668,644
9,246	Dean Foods Co.	198,974
7,005	Estee Lauder Cos., Inc. (The)	298,273
20,771	General Mills, Inc.	1,162,968
10,336	Hershey Co. (The)	383,259
19,496	HJ Heinz Co.	859,969
16,235	Kellogg Co.	823,439
26,028	Kimberly-Clark Corp.	1,696,505
95,177	Kraft Foods, Inc.	2,966,667
41,903	Kroger Co. (The)	1,016,148
7,858	McCormick & Co., Inc. (Non-Voting)	270,708
8,407	Molson Coors Brewing Co., Class B	453,642
8,531	Pepsi Bottling Group, Inc.	290,139
99,023	PepsiCo, Inc.	6,888,040
191,047	Procter & Gamble Co.	12,643,490
10,525	Reynolds American, Inc.	670,653
27,215	Safeway, Inc.	782,159
44,549	Sara Lee Corp.	562,654
13,005	SUPERVALU, Inc.	341,381
37,412	SYSCO Corp.	1,049,781
16,845	Tyson Foods, Inc., Class A	242,736
9,636	UST, Inc.	523,138
145,353	Wal-Mart Stores, Inc.	7,208,055
61,000	Walgreen Co.	2,227,110
8,572	Whole Foods Market, Inc.	301,306
13,400	WM. Wrigley Jr. Co.	802,124
		76,508,065
	Energy — 12.2%
28,689	Anadarko Petroleum Corp.	1,828,637
20,372	Apache Corp.	2,336,872
19,574	Baker Hughes, Inc.	1,317,134
18,013	BJ Services Co.	467,257
13,455	Cameron International Corp.*	571,568
27,942	Chesapeake Energy Corp.	1,263,537
129,888	Chevron Corp.	11,256,094
98,399	ConocoPhillips	8,138,581
11,162	CONSOL Energy, Inc.	848,089
27,372	Devon Energy Corp.	2,811,652
43,091	El Paso Corp.	702,383
8,912	ENSCO International, Inc.	533,294
15,132	EOG Resources, Inc.	1,800,557
336,101	Exxon Mobil Corp.	29,244,148
54,205	Halliburton Co.	2,076,052
17,097	Hess Corp.	1,593,099
43,694	Marathon Oil Corp.	2,322,773
11,573	Murphy Oil Corp.	930,238
17,423	Nabors Industries Ltd.*	549,347
21,941	National Oilwell Varco, Inc. *	1,366,924
16,489	Noble Corp.	810,434
10,560	Noble Energy, Inc.	817,344
50,972	Occidental Petroleum Corp.	3,943,704
16,289	Peabody Energy Corp.	922,283
9,178	Range Resources Corp.	561,510
6,846	Rowan Cos., Inc.	275,962
73,565	Schlumberger Ltd.	6,359,694
12,323	Smith International, Inc.	776,719
38,897	Spectra Energy Corp.	898,910
7,233	Sunoco, Inc.	441,792
8,427	Tesoro Corp.	312,979
19,562	Transocean, Inc. *	2,748,657
33,861	Valero Energy Corp.	1,956,150
20,748	Weatherford International Ltd.*	1,429,952
36,511	Williams Cos., Inc.	1,315,126
29,746	XTO Energy, Inc.	1,835,626
		97,365,078
	Financials — 15.3%
20,275	ACE Ltd.	1,140,266
30,008	Aflac, Inc.	1,872,799
35,108	Allstate Corp. (The)	1,675,705
6,247	AMBAC Financial Group, Inc.	69,592
11,794	American Capital Strategies Ltd.	428,004
71,939	American Express Co.	3,043,020
156,019	American International Group, Inc.	7,311,050
14,265	Ameriprise Financial, Inc.	722,380
18,062	AON Corp.	751,560
5,880	Apartment Investment & Management Co. (REIT)	202,566
5,875	Assurant, Inc.	367,481
4,845	AvalonBay Communities, Inc. (REIT)	447,823
273,028	Bank of America Corp.	10,850,133
70,047	Bank of New York Mellon Corp. (The)	3,072,962
33,800	BB&T Corp.	1,052,194
7,103	Bear Stearns Cos., Inc. (The)	567,246
7,337	Boston Properties, Inc. (REIT)	632,229
24,040	Capital One Financial Corp.	1,106,561
12,175	CB Richard Ellis Group, Inc., Class A*	244,231
57,623	Charles Schwab Corp. (The)	1,129,987
23,609	Chubb Corp.	1,201,698
10,212	Cincinnati Financial Corp.	379,580
11,665	CIT Group, Inc.	259,196
307,107	Citigroup, Inc.	7,281,507
3,369	CME Group, Inc.	1,729,308
9,290	Comerica, Inc.	336,670
11,985	Commerce Bancorp, Inc.	452,793
35,599	Countrywide Financial Corp.	224,630
7,558	Developers Diversified Realty Corp. (REIT)	291,436
29,377	Discover Financial Services	443,299
28,406	E*Trade Financial Corp.*	121,294

See accompanying notes to schedules of portfolio investments.

16,675	Equity Residential (REIT)	636,652
60,173	Fannie Mae	1,663,783
5,319	Federated Investors, Inc., Class B	215,845
32,767	Fifth Third Bancorp	750,364
7,775	First Horizon National Corp.	126,266
9,948	Franklin Resources, Inc.	938,793
40,696	Freddie Mac	1,024,725
14,998	General Growth Properties, Inc. (REIT)	529,579
26,984	Genworth Financial, Inc.	625,489
24,463	Goldman Sachs Group, Inc. (The)	4,149,659
19,307	Hartford Financial Services Group, Inc.	1,349,559
32,136	Host Hotels & Resorts, Inc. (REIT)	520,282
32,015	Hudson City Bancorp, Inc.	508,078
22,509	Huntington Bancshares, Inc.	275,060
4,279	IntercontinentalExchange, Inc.*	557,554
9,438	Janus Capital Group, Inc.	228,588
206,635	JPMorgan Chase & Co.	8,399,713
23,916	Keycorp	527,348
15,546	Kimco Realty Corp. (REIT)	524,988
8,260	Legg Mason, Inc.	545,490
32,606	Lehman Brothers Holdings, Inc.	1,662,580
10,402	Leucadia National Corp.	470,795
16,562	Lincoln National Corp.	846,484
27,041	Loews Corp.	1,131,395
4,597	M&T Bank Corp.	377,322
31,998	Marsh & McLennan Cos., Inc.	814,989
15,829	Marshall & Ilsley Corp.	367,233
12,263	MBIA, Inc.	159,051
52,660	Merrill Lynch & Co., Inc.	2,609,830
45,559	MetLife, Inc.	2,654,267
5,032	MGIC Investment Corp.	74,524
13,193	Moody’s Corp.	501,070
65,283	Morgan Stanley	2,749,720
38,977	National City Corp.	618,175
11,771	Northern Trust Corp.	796,073
16,302	NYSE Euronext	1,070,552
10,598	Plum Creek Timber Co., Inc. (REIT)	431,233
21,504	PNC Financial Services Group, Inc.	1,320,991
16,092	Principal Financial Group, Inc.	888,761
42,944	Progressive Corp. (The)	787,164
15,842	Prologis (REIT)	853,567
27,928	Prudential Financial, Inc.	2,037,906
7,659	Public Storage (REIT)	623,136
42,760	Regions Financial Corp.	906,512
5,816	Safeco Corp.	269,048
13,718	Simon Property Group, Inc. (REIT)	1,149,568
31,729	SLM Corp.*	622,206
22,172	Sovereign Bancorp, Inc.	244,557
23,758	State Street Corp.	1,866,191
21,485	SunTrust Banks, Inc.	1,248,923
16,244	T. Rowe Price Group, Inc.	820,809
5,670	Torchmark Corp.	341,674
39,675	Travelers Cos., Inc. (The)	1,841,317
106,218	U.S. Bancorp	3,401,100
22,197	Unum Group	508,533
8,243	Vornado Realty Trust (REIT)	688,785
121,521	Wachovia Corp.	3,720,973
53,440	Washington Mutual, Inc.	790,912
207,578	Wells Fargo & Co.	6,067,505
10,965	XL Capital Ltd., Class A	395,398
6,646	Zions Bancorporation	317,347
		122,555,191
	Health Care — 10.9%
95,059	Abbott Laboratories	5,090,409
30,783	Aetna, Inc.	1,526,837
18,884	Allergan, Inc.	1,118,499
10,332	AmerisourceBergen Corp.	431,051
66,908	Amgen, Inc.*	3,045,652
10,346	Applera Corp. - Applied Biosystems Group	348,764
6,628	Barr Pharmaceuticals, Inc.*	312,510
39,006	Baxter International, Inc.	2,302,134
15,004	Becton Dickinson & Co.	1,356,662
18,047	Biogen Idec, Inc.*	1,053,223
82,537	Boston Scientific Corp.*	1,039,141
121,710	Bristol-Myers Squibb Co.	2,751,863
22,242	Cardinal Health, Inc.	1,315,392
23,737	Celgene Corp.*	1,338,055
17,173	Cigna Corp.	765,572
9,528	Coventry Health Care, Inc.*	494,217
30,628	Covidien Ltd.	1,310,572
6,268	CR Bard, Inc.	594,144
60,707	Eli Lilly & Co.	3,036,564
15,505	Express Scripts, Inc.*	916,346
19,184	Forest Laboratories, Inc.*	762,948
16,362	Genzyme Corp.*	1,160,393
57,257	Gilead Sciences, Inc.*	2,709,401
9,692	Hospira, Inc.*	412,492
10,423	Humana, Inc.*	712,204
11,934	IMS Health, Inc.	268,634
176,044	Johnson & Johnson	10,907,686
15,037	King Pharmaceuticals, Inc.*	159,392
7,087	Laboratory Corp. of America Holdings*	547,896
17,802	McKesson Corp.	1,046,046
32,906	Medco Health Solutions, Inc.*	1,458,065
69,554	Medtronic, Inc.	3,433,185
133,894	Merck & Co., Inc.	5,931,504
3,357	Millipore Corp.*	234,654
18,602	Mylan, Inc.	220,248
8,601	Patterson Cos., Inc.*	302,755
7,292	PerkinElmer, Inc.	180,987
420,143	Pfizer, Inc.	9,360,786
9,647	Quest Diagnostics, Inc.	459,872
99,639	Schering-Plough Corp.	2,162,166

See accompanying notes to schedules of portfolio investments.

21,060	St. Jude Medical, Inc.*	905,159
14,646	Stryker Corp.	953,601
29,165	Tenet Healthcare Corp.*	140,284
25,955	Thermo Fisher Scientific, Inc.*	1,451,663
79,489	UnitedHealth Group, Inc.	3,694,649
7,697	Varian Medical Systems, Inc.*	403,708
6,178	Waters Corp.*	368,271
6,375	Watson Pharmaceuticals, Inc.*	177,289
33,338	WellPoint, Inc.*	2,336,327
82,379	Wyeth	3,593,372
14,439	Zimmer Holdings, Inc.*	1,087,112
		87,690,356
	Industrials — 10.5%
43,875	3M Co.	3,439,800
17,811	Allied Waste Industries, Inc.*	184,166
6,550	Avery Dennison Corp.	336,146
47,679	Boeing Co.	3,947,344
18,334	Burlington Northern Santa Fe Corp.	1,609,358
39,122	Caterpillar, Inc.	2,829,694
10,442	CH Robinson Worldwide, Inc.	530,140
8,307	Cintas Corp.	239,075
11,077	Cooper Industries Ltd., Class A	464,459
25,863	CSX Corp.	1,254,873
12,565	Cummins, Inc.	633,025
15,574	Danaher Corp.	1,154,812
27,298	Deere & Co.	2,326,063
12,224	Dover Corp.	507,418
9,012	Eaton Corp.	726,638
48,427	Emerson Electric Co.	2,467,840
8,110	Equifax, Inc.	277,524
13,110	Expeditors International Washington, Inc.	515,485
19,025	FedEx Corp.	1,676,673
5,440	Fluor Corp.	757,520
24,752	General Dynamics Corp.	2,025,951
621,695	General Electric Co.	20,602,972
7,685	Goodrich Corp.	455,182
45,938	Honeywell International, Inc.	2,643,272
25,431	Illinois Tool Works, Inc.	1,247,899
16,759	Ingersoll-Rand Co., Ltd., Class A	701,532
11,153	ITT Corp.	627,245
7,433	Jacobs Engineering Group, Inc.*	596,796
7,737	L-3 Communications Holdings, Inc.	822,366
21,349	Lockheed Martin Corp.	2,203,217
7,986	Manitowoc Co., Inc. (The)	325,350
22,687	Masco Corp.	424,020
7,869	Monster Worldwide, Inc.*	209,237
23,821	Norfolk Southern Corp.	1,259,893
20,815	Northrop Grumman Corp.	1,636,267
22,658	Paccar, Inc.	982,904
7,542	Pall Corp.	296,928
10,348	Parker Hannifin Corp.	668,791
13,342	Pitney Bowes, Inc.	477,377
8,497	Precision Castparts Corp.	937,984
13,201	R.R. Donnelley & Sons Co.	420,188
26,409	Raytheon Co.	1,712,360
9,908	Robert Half International, Inc.	267,021
9,180	Rockwell Automation, Inc.	502,238
10,022	Rockwell Collins, Inc.	590,296
3,570	Ryder System, Inc.	205,668
45,155	Southwest Airlines Co.	553,600
6,312	Terex Corp.*	425,744
15,333	Textron, Inc.	830,589
10,544	Trane, Inc.	475,007
30,439	Tyco International Ltd.	1,219,386
16,156	Union Pacific Corp.	2,015,622
64,644	United Parcel Service, Inc., Class B	4,540,594
60,809	United Technologies Corp.	4,287,643
31,271	Waste Management, Inc.	1,026,627
4,144	WW Grainger, Inc.	305,247
		84,401,066
	Information Technology — 13.9%
35,297	Adobe Systems, Inc.*	1,187,744
37,134	Advanced Micro Devices, Inc.*	267,736
6,182	Affiliated Computer Services, Inc., Class A*	313,737
23,779	Agilent Technologies, Inc.*	727,875
10,222	Akamai Technologies, Inc.*	359,406
20,661	Altera Corp.	353,510
18,661	Analog Devices, Inc.	502,354
53,860	Apple, Inc.*	6,733,577
84,776	Applied Materials, Inc.	1,625,156
14,204	Autodesk, Inc.*	441,602
32,369	Automatic Data Processing, Inc.	1,293,142
12,045	BMC Software, Inc.*	388,813
28,943	Broadcom Corp., Class A*	547,312
24,106	CA, Inc.	551,545
5,288	Ciena Corp.*	136,589
373,216	Cisco Systems, Inc.*	9,095,274
11,670	Citrix Systems, Inc.*	384,293
17,862	Cognizant Technology Solutions Corp., Class A*	539,611
10,066	Computer Sciences Corp.*	437,368
17,606	Compuware Corp.*	140,144
8,012	Convergys Corp.*	115,693
96,939	Corning, Inc.	2,251,893
137,857	Dell, Inc.*	2,736,461
69,942	eBay, Inc.*	1,843,671
19,376	Electronic Arts, Inc.*	916,291
31,502	Electronic Data Systems Corp.	545,615
129,075	EMC Corp.*	2,005,825
10,500	Fidelity National Information Services, Inc.	435,645
10,128	Fiserv, Inc.*	532,935
14,241	Google, Inc., Class A*	6,710,074
158,592	Hewlett-Packard Co.	7,575,940
359,685	Intel Corp.	7,175,716

See accompanying notes to schedules of portfolio investments.

84,766	International Business Machines Corp.	9,651,457
20,467	Intuit, Inc.*	543,604
12,800	Jabil Circuit, Inc.	165,376
13,501	JDS Uniphase Corp.*	177,538
32,087	Juniper Networks, Inc.*	860,573
11,205	Kla-Tencor Corp.	470,722
5,827	Lexmark International, Inc., Class A*	192,466
13,748	Linear Technology Corp.	380,957
43,426	LSI Corp.*	218,867
14,094	MEMC Electronic Materials, Inc.*	1,075,090
11,614	Microchip Technology, Inc.	357,479
46,778	Micron Technology, Inc.*	351,771
494,939	Microsoft Corp.	13,472,240
8,708	Molex, Inc.	196,191
140,523	Motorola, Inc.	1,401,014
14,454	National Semiconductor Corp.	238,057
21,173	Network Appliance, Inc.*	457,760
21,522	Novell, Inc.*	160,339
7,145	Novellus Systems, Inc.*	157,762
34,177	Nvidia Corp.*	731,046
242,583	Oracle Corp.*	4,560,560
20,515	Paychex, Inc.	645,402
8,421	QLogic Corp.*	133,473
100,670	Qualcomm, Inc.	4,265,388
14,039	SanDisk Corp.*	330,618
50,971	Sun Microsystems, Inc.*	835,924
53,352	Symantec Corp.*	898,448
27,016	Tellabs, Inc.*	177,765
11,134	Teradata Corp.*	280,911
10,682	Teradyne, Inc.*	128,077
86,012	Texas Instruments, Inc.	2,576,920
12,175	Total System Services, Inc.	270,650
30,585	Tyco Electronics Ltd.	1,006,247
21,392	Unisys Corp.*	88,349
13,592	VeriSign, Inc.*	473,002
46,193	Western Union Co. (The)	960,814
56,867	Xerox Corp.	835,945
18,085	Xilinx, Inc.	404,381
82,213	Yahoo!, Inc.*	2,283,877
		111,289,607
	Materials — 3.2%
13,250	Air Products & Chemicals, Inc.	1,210,122
52,175	Alcoa, Inc.	1,937,779
6,291	Allegheny Technologies, Inc.	486,609
3,446	Ashland, Inc.	152,210
6,182	Ball Corp.	272,626
6,183	Bemis Co., Inc.	153,462
58,096	Dow Chemical Co. (The)	2,189,638
4,985	Eastman Chemical Co.	328,063
10,745	Ecolab, Inc.	502,759
55,306	EI Du Pont de Nemours & Co.	2,567,304
23,494	Freeport-McMoRan Copper & Gold, Inc.	2,369,605
7,113	Hercules, Inc.	130,310
5,003	International Flavors & Fragrances, Inc.	215,779
26,337	International Paper Co.	834,883
11,365	MeadWestvaco Corp.	291,626
33,638	Monsanto Co.	3,891,244
27,796	Newmont Mining Corp.	1,422,321
17,712	Nucor Corp.	1,143,664
8,027	Pactiv Corp.*	203,244
10,073	PPG Industries, Inc.	624,325
19,434	Praxair, Inc.	1,560,161
7,709	Rohm & Haas Co.	413,279
9,936	Sealed Air Corp.	240,551
7,998	Sigma-Aldrich Corp.	440,050
5,388	Titanium Metals Corp.	111,101
7,266	United States Steel Corp.	787,998
6,656	Vulcan Materials Co.	466,586
12,890	Weyerhaeuser Co.	788,868
		25,736,167
	Telecommunication Services — 2.9%
24,898	American Tower Corp., Class A*	957,079
373,080	AT&T, Inc.	12,994,376
6,790	CenturyTel, Inc.	245,730
20,163	Citizens Communications Co.	216,551
9,400	Embarq Corp.	394,236
96,594	Qwest Communications International, Inc.	521,608
174,958	Sprint Nextel Corp.	1,243,951
177,802	Verizon Communications, Inc.	6,457,769
29,350	Windstream Corp.	345,156
		23,376,456
	Utilities — 3.2%
41,170	AES Corp. (The)*	740,237
10,226	Allegheny Energy, Inc.	518,151
12,796	Ameren Corp.	546,389
24,607	American Electric Power Co., Inc.	1,006,918
19,762	Centerpoint Energy, Inc.	290,106
13,847	CMS Energy Corp.	199,258
16,703	Consolidated Edison, Inc.	682,986
11,113	Constellation Energy Group, Inc.	981,834
35,977	Dominion Resources, Inc.	1,436,921
10,071	DTE Energy Co.	400,927
77,573	Duke Energy Corp.	1,360,630
30,498	Dynegy, Inc., Class A*	225,685
20,043	Edison International	990,124
11,957	Entergy Corp.	1,228,462
40,599	Exelon Corp.	3,038,835
18,752	FirstEnergy Corp.	1,267,448
25,042	FPL Group, Inc.	1,509,782
4,691	Integrys Energy Group, Inc.	215,458
2,776	Nicor, Inc.	94,662
16,866	NiSource, Inc.	289,927
12,320	Pepco Holdings, Inc.	311,326

See accompanying notes to schedules of portfolio investments.

21,780	PG&E Corp.	820,235
6,175	Pinnacle West Capital Corp.	219,521
22,896	PPL Corp.	1,039,020
15,945	Progress Energy, Inc.	668,255
31,289	Public Service Enterprise Group, Inc.	1,379,845
10,627	Questar Corp.	587,142
16,081	Sempra Energy	854,384
46,720	Southern Co.	1,613,242
12,960	TECO Energy, Inc.	194,141
25,832	Xcel Energy, Inc.	511,990
		25,223,841
	Total Common Stock
	(Cost $766,962,314)	716,647,010

Principal Amount
	Repurchase Agreements — 16.6%
$3,641,284	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $3,642,179 (b)	3,641,284

17,166,052	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $17,170,429 (c)	17,166,052

15,605,501	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $15,609,571 (d)	15,605,501

60,066,853	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $60,082,270 (e)	60,066,853

36,412,837	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $36,422,183 (f)	36,412,837

	Total Repurchase Agreements
	(Cost $132,892,527)	132,892,527

	Total Investments
	(Cost $899,854,841) — 106.0%	849,539,537
	Liabilities in excess of other assets — (6.0%)	(47,767,427)
	Net Assets — 100.0%	$801,772,110

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $3,714,117. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $17,509,387. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $15,917,699. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $61,268,393. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $37,141,122. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,401,321
Aggregate gross unrealized depreciation	(72,898,502)
Net unrealized depreciation	$(59,497,181)

Federal income tax cost of investments	$909,036,718

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,169	March - 08	$77,884,625	$(306,802)

Cash collateral in the amount of $3,450,307 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	$392,303,041	$(52,008,064)

Equity Index Swap Agreement based on the S&P 500® Index	03/06/08	104,167,988	624,348

Equity Index Swap Agreement based on the S&P 500® Index	03/06/08	361,687,156	(938,811)
			$(52,322,527)

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.3%
	Consumer Discretionary — 11.2%
2,629	99 Cents Only Stores*	$24,423
5,608	Advance Auto Parts, Inc.	188,092
3,748	Aeropostale, Inc.*	100,671
11,982	American Eagle Outfitters, Inc.	256,055
2,922	American Greetings Corp., Class A	54,992
3,436	AnnTaylor Stores Corp.*	82,533
4,064	ArvinMeritor, Inc.	45,883
2,694	Barnes & Noble, Inc.	75,755
4,924	Belo Corp., Class A	57,955
1,352	Blyth, Inc.	26,810
1,854	Bob Evans Farms, Inc.	53,673
3,290	Borders Group, Inc.	30,465
6,494	BorgWarner, Inc.	279,956
3,145	Boyd Gaming Corp.	66,328
5,895	Brinker International, Inc.	108,704
3,712	Callaway Golf Co.	56,571
5,100	Career Education Corp.*	75,735
12,205	Carmax, Inc.*	224,084
1,330	CBRL Group, Inc.	48,439
6,535	Charming Shoppes, Inc.*	36,008
3,993	Cheesecake Factory (The)*	83,494
9,864	Chico’s FAS, Inc.*	91,834
1,843	Chipotle Mexican Grill, Inc., Class A*	183,010
3,353	Coldwater Creek, Inc.*	18,542
3,668	Collective Brands, Inc.*	57,844
4,750	Corinthian Colleges, Inc.*	37,763
3,355	DeVry, Inc.	147,419
4,662	Dick’s Sporting Goods, Inc.*	128,578
5,149	Dollar Tree Stores, Inc.*	138,148
1,475	Entercom Communications Corp., Class A	16,476
8,650	Foot Locker, Inc.	106,395
2,716	Furniture Brands International, Inc.	35,308
8,092	Gentex Corp.	130,443
2,668	Getty Images, Inc.*	85,803
3,062	Guess ?, Inc.	125,940
5,332	Hanesbrands, Inc.*	155,161
2,684	Harte-Hanks, Inc.	45,386
2,055	Hovnanian Enterprises, Inc., Class A*	18,721
1,732	International Speedway Corp., Class A	69,003
1,647	ITT Educational Services, Inc.*	90,947
2,520	John Wiley & Sons, Inc., Class A	91,930
4,445	Lamar Advertising Co., Class A	169,399
4,317	Lear Corp.*	119,063
2,224	Lee Enterprises, Inc.	22,929
1,883	Life Time Fitness, Inc.*	54,720
1,737	Matthews International Corp., Class A	77,922
1,951	MDC Holdings, Inc.	81,708
1,266	Media General, Inc., Class A	19,750
1,815	Modine Manufacturing Co.	22,651
3,100	Mohawk Industries, Inc.*	221,371
2,689	NetFlix, Inc.*	84,919
288	NVR, Inc.*	155,716
6,444	O’Reilly Automotive, Inc.*	173,730
3,961	Pacific Sunwear of California*	44,205
7,205	PetSmart, Inc.	155,124
3,162	Phillips-Van Heusen Corp.	115,445
2,468	Regis Corp.	61,823
3,746	Rent-A-Center, Inc.*	64,244
7,587	Ross Stores, Inc.	211,298
2,895	Ruby Tuesday, Inc.	20,583
2,357	Ryland Group, Inc.	66,680
7,937	Saks, Inc.*	123,500
1,464	Scholastic Corp.*	51,050
3,640	Scientific Games Corp. Class A *	75,239
16,134	Service Corp. International	174,247
3,727	Sotheby’s	125,674

See accompanying notes to schedules of portfolio investments.

812	Strayer Education, Inc.	126,428
1,940	Thor Industries, Inc.	59,131
2,778	Timberland Co., Class A*	41,726
7,110	Toll Brothers, Inc.*	150,803
3,450	Tupperware Brands Corp.	125,856
6,322	Urban Outfitters, Inc.*	181,947
2,684	Valassis Communications, Inc.*	30,114
2,552	Warnaco Group, Inc. (The)*	95,853
4,930	Williams-Sonoma, Inc.	115,165
		7,171,290
	Consumer Staples — 3.0%
4,691	Alberto-Culver Co.	125,719
3,589	BJ’s Wholesale Club, Inc.*	113,269
3,694	Church & Dwight Co., Inc.	197,481
4,191	Corn Products International, Inc.	153,851
3,213	Energizer Holdings, Inc.*	298,263
3,358	Hansen Natural Corp.*	139,357
4,052	Hormel Foods Corp.	165,565
3,222	JM Smucker Co. (The)	164,934
1,205	Lancaster Colony Corp.	44,742
3,143	NBTY, Inc. *	89,764
3,353	PepsiAmericas, Inc.	84,831
2,085	Ruddick Corp.	67,241
6,543	Smithfield Foods, Inc.*	180,260
1,508	Tootsie Roll Industries, Inc.	36,539
1,532	Universal Corp.	87,186
		1,949,002
	Energy — 9.2%
8,013	Arch Coal, Inc.	409,384
1,888	Bill Barrett Corp.*	87,490
4,619	Cimarex Energy Co.	243,421
13,679	Denbury Resources, Inc.*	436,223
3,037	Encore Acquisition Co.*	111,761
3,681	Exterran Holdings, Inc.*	256,382
7,285	FMC Technologies, Inc.*	412,768
4,875	Forest Oil Corp.*	240,484
5,904	Frontier Oil Corp.	210,832
7,113	Grant Prideco, Inc.*	358,993
5,796	Helmerich & Payne, Inc.	259,835
7,331	Newfield Exploration Co.*	405,991
1,619	Overseas Shipholding Group, Inc.	101,544
8,677	Patterson-UTI Energy, Inc.	205,905
6,691	Pioneer Natural Resources Co.	299,690
6,317	Plains Exploration & Production Co.*	341,118
9,347	Pride International, Inc.*	331,258
5,755	Quicksilver Resources, Inc.*	197,972
9,544	Southwestern Energy Co.*	622,555
4,508	Superior Energy Services*	183,430
3,072	Tidewater, Inc.	172,493
		5,889,529
	Financials — 14.1%
1,785	Alexandria Real Estate Equities, Inc. (REIT)	163,863
5,546	AMB Property Corp. (REIT)	278,298
4,072	American Financial Group, Inc.	105,343
6,393	AmeriCredit Corp.*	91,931
5,258	Arthur J. Gallagher & Co.	124,089
7,116	Associated Banc-Corp.	177,331
4,571	Astoria Financial Corp.	119,623
2,744	Bank of Hawaii Corp.	131,767
2,844	BRE Properties, Inc. (REIT)	122,463
6,383	Brown & Brown, Inc.	113,809
3,111	Camden Property Trust (REIT)	147,741
2,790	Cathay General Bancorp	61,157
2,263	City National Corp.	115,979
8,813	Colonial BancGroup, Inc. (The)	106,461
2,424	Commerce Group, Inc.	87,846
2,091	Cousins Properties, Inc. (REIT)	50,728
3,275	Cullen/Frost Bankers, Inc.	167,418
8,153	Duke Realty Corp. (REIT)	186,867
6,921	Eaton Vance Corp.	220,434
2,069	Equity One, Inc. (REIT)	44,277
3,538	Everest Re Group Ltd.	342,761
3,171	Federal Realty Investment Trust (REIT)	227,297

See accompanying notes to schedules of portfolio investments.

12,078	Fidelity National Financial, Inc., Class A	212,694
5,133	First American Corp.	178,782
1,410	First Community Bancorp, Inc.	40,185
6,207	First Niagara Financial Group, Inc.	70,884
4,507	FirstMerit Corp.	84,596
2,908	Hanover Insurance Group, Inc. (The)	127,051
6,434	HCC Insurance Holdings, Inc.	154,802
4,753	Health Care REIT, Inc. (REIT)	195,633
3,201	Highwoods Properties, Inc. (REIT)	94,365
2,427	Horace Mann Educators Corp.	42,181
5,258	Hospitality Properties Trust (REIT)	191,023
4,507	IndyMac Bancorp, Inc.	27,718
6,258	Jefferies Group, Inc.	111,079
2,074	Jones Lang LaSalle, Inc.	158,433
5,126	Liberty Property Trust (REIT)	152,293
4,061	Macerich Co. (The) (REIT)	259,904
3,803	Mack-Cali Realty Corp. (REIT)	131,165
1,992	Mercury General Corp.	90,835
5,204	Nationwide Health Properties, Inc. (REIT)	157,837
18,122	New York Community Bancorp, Inc.	295,932
12,903	Old Republic International Corp.	177,029
4,543	PMI Group, Inc. (The)	33,028
2,195	Potlatch Corp. (REIT)	90,588
3,928	Protective Life Corp.	151,582
4,502	Radian Group, Inc.	32,054
5,311	Raymond James Financial, Inc.	119,338
4,370	Rayonier, Inc. (REIT)	185,943
5,660	Realty Income Corp. (REIT)	130,237
3,898	Regency Centers Corp. (REIT)	231,346
7,074	SEI Investments Co.	176,921
2,773	StanCorp Financial Group, Inc.	136,127
1,859	SVB Financial Group*	84,213
18,394	Synovus Financial Corp.	212,083
6,101	TCF Financial Corp.	113,540
7,514	UDR, Inc. (REIT)	167,938
2,901	Unitrin, Inc.	103,276
4,673	Waddell & Reed Financial, Inc.	146,452
4,896	Washington Federal, Inc.	111,139
2,995	Webster Financial Corp.	83,770
4,241	Weingarten Realty Investors (REIT)	136,179
1,643	Westamerica Bancorporation	77,763
3,848	Wilmington Trust Corp.	118,518
9,023	WR Berkley Corp.	259,772
		9,043,711
	Health Care — 11.2%
3,389	Advanced Medical Optics, Inc.*	77,540
3,866	Affymetrix, Inc.*	74,150
2,448	Apria Healthcare Group, Inc.*	53,146
3,513	Beckman Coulter, Inc.	237,127
3,755	Cephalon, Inc.*	226,577
3,716	Cerner Corp.*	161,460
3,804	Charles River Laboratories International, Inc.*	222,838
5,353	Community Health Systems, Inc.*	166,318
3,575	Covance, Inc.*	301,766
8,481	Dentsply International, Inc.	331,098
3,175	Edwards Lifesciences Corp.*	138,462
7,510	Endo Pharmaceuticals Holdings, Inc.*	197,213
3,013	Gen-Probe, Inc.*	144,052
13,589	Health Management Associates, Inc., Class A	72,701
6,172	Health Net, Inc.*	271,198
5,014	Henry Schein, Inc.*	299,937
3,472	Hillenbrand Industries, Inc.	182,176
7,019	Hologic, Inc.*	423,316
2,140	Intuitive Surgical, Inc.*	603,309
2,608	Invitrogen Corp.*	220,350
1,673	Kindred Healthcare, Inc.*	35,284
3,026	Kinetic Concepts, Inc.*	155,506
3,254	LifePoint Hospitals, Inc.*	81,545
4,489	Lincare Holdings, Inc.*	145,892
3,151	Medicis Pharmaceutical Corp., Class A	64,627
18,081	Millennium Pharmaceuticals, Inc.*	252,953
6,806	Omnicare, Inc.	142,790
1,894	Par Pharmaceutical Cos., Inc.*	33,505

See accompanying notes to schedules of portfolio investments.

6,558	PDL BioPharma, Inc.*	104,797
4,345	Perrigo Co.	145,210
5,859	Pharmaceutical Product Development, Inc.	264,065
3,077	Psychiatric Solutions, Inc.*	87,048
4,329	Resmed, Inc.*	175,281
6,255	Sepracor, Inc.*	134,295
3,551	STERIS Corp.	87,426
2,213	Techne Corp.*	151,347
3,016	Universal Health Services, Inc., Class B	161,115
5,095	Valeant Pharmaceuticals International*	70,056
1,705	Varian, Inc.*	92,326
4,718	VCA Antech, Inc.*	151,495
7,409	Vertex Pharmaceuticals, Inc.*	129,657
2,336	WellCare Health Plans, Inc.*	111,521
		7,182,475
	Industrials — 14.7%
5,129	AGCO Corp.*	332,667
5,135	Airtran Holdings, Inc.*	37,075
2,131	Alaska Air Group, Inc.*	51,996
2,396	Alexander & Baldwin, Inc.	105,520
1,831	Alliant Techsystems, Inc.*	192,145
5,977	Ametek, Inc.	254,560
5,814	Avis Budget Group, Inc.*	66,454
5,184	BE Aerospace, Inc.*	177,811
2,715	Brink’s Co. (The)	181,715
3,473	Carlisle Cos., Inc.	126,869
4,006	ChoicePoint, Inc.*	193,890
2,528	Con-way, Inc.	114,544
3,940	Copart, Inc.*	164,140
1,986	Corporate Executive Board Co.	80,651
6,952	Corrections Corp. of America*	186,731
2,862	Crane Co.	118,000
2,919	Deluxe Corp.	60,803
3,992	Donaldson Co., Inc.	168,303
2,308	DRS Technologies, Inc.	129,456
3,246	Dun & Bradstreet Corp.	283,506
7,057	Fastenal Co.	286,938
2,683	Federal Signal Corp.	32,384
3,200	Flowserve Corp.	348,480
2,683	GATX Corp.	96,534
3,522	Graco, Inc.	122,249
1,972	Granite Construction, Inc.	59,535
4,716	Harsco Corp.	266,407
3,170	Herman Miller, Inc.	94,561
2,576	HNI Corp.	76,147
3,246	Hubbell, Inc., Class B	147,271
4,564	IDEX Corp.	137,650
4,903	JB Hunt Transport Services, Inc.	134,195
10,109	JetBlue Airways Corp.*	55,094
6,051	Joy Global, Inc.	401,605
4,305	Kansas City Southern*	154,119
9,488	KBR, Inc.*	316,235
1,293	Kelly Services, Inc., Class A	24,839
4,366	Kennametal, Inc.	132,595
2,612	Korn/Ferry International*	44,038
2,415	Lincoln Electric Holdings, Inc.	162,143
4,537	Manpower, Inc.	257,248
1,637	Mine Safety Appliances Co.	65,660
2,663	MSC Industrial Direct Co.	108,065
2,559	Navigant Consulting, Inc.*	41,737
1,891	Nordson Corp.	97,178
4,156	Oshkosh Truck Corp.	166,531
5,570	Pentair, Inc.	181,693
9,572	Quanta Services, Inc.*	228,579
9,000	Republic Services, Inc.	274,770
2,380	Rollins, Inc.	42,007
4,944	Roper Industries, Inc.	278,842
2,934	SPX Corp.	300,148
4,867	Stericycle, Inc.*	262,283
2,212	Teleflex, Inc.	125,089
2,856	Thomas & Betts Corp.*	114,668
5,364	Timken Co.	161,617
4,564	Trinity Industries, Inc.	128,568

See accompanying notes to schedules of portfolio investments.

4,227	United Rentals, Inc.*	84,963
4,472	URS Corp.*	180,132
2,730	Wabtec Corp.	94,485
2,526	Werner Enterprises, Inc.	44,938
3,171	YRC Worldwide, Inc.*	43,633
		9,402,689
	Information Technology — 12.3%
22,209	3Com Corp.*	73,068
2,003	ACI Worldwide, Inc.*	35,373
16,313	Activision, Inc.*	444,529
3,988	Acxiom Corp.	50,687
6,580	ADC Telecommunications, Inc.*	89,949
3,270	Adtran, Inc.	60,233
1,002	Advent Software, Inc.*	45,030
4,409	Alliance Data Systems Corp.*	223,228
9,983	Amphenol Corp., Class A	369,071
6,873	Arrow Electronics, Inc.*	224,129
25,150	Atmel Corp.*	81,737
8,402	Avnet, Inc.*	283,231
2,559	Avocent Corp.*	42,812
7,807	Broadridge Financial Solutions, Inc.	149,504
15,053	Cadence Design Systems, Inc.*	159,863
3,731	CommScope, Inc.*	156,254
4,776	Cree, Inc.*	147,578
1,989	CSG Systems International, Inc.*	22,575
8,915	Cypress Semiconductor Corp.*	193,812
3,684	Diebold, Inc.	88,858
2,263	Digital River, Inc.*	73,842
2,891	DST Systems, Inc.*	203,122
2,294	Dycom Industries, Inc.*	26,243
4,754	F5 Networks, Inc.*	105,349
2,817	Fair Isaac Corp.	65,354
6,968	Fairchild Semiconductor International, Inc.*	77,693
8,417	Foundry Networks, Inc.*	99,910
3,857	Gartner, Inc.*	72,936
4,419	Global Payments, Inc.	175,302
7,675	Harris Corp.	374,770
1,827	Imation Corp.	41,199
8,213	Ingram Micro, Inc.*	125,413
10,647	Integrated Device Technology, Inc.*	89,328
4,061	International Rectifier Corp.*	92,469
7,332	Intersil Corp., Class A	170,616
4,411	Jack Henry & Associates, Inc.	103,791
4,703	Kemet Corp.*	23,327
6,986	Lam Research Corp.*	281,117
2,970	Macrovision Corp.*	45,411
8,918	McAfee, Inc.*	296,702
5,025	Mentor Graphics Corp.*	45,727
4,800	Metavante Technologies, Inc.*	104,016
4,628	MoneyGram International, Inc.	16,938
5,637	MPS Group, Inc.*	64,262
3,210	National Instruments Corp.	83,011
10,136	NCR Corp.*	224,614
4,307	NeuStar, Inc., Class A*	110,518
5,871	Palm, Inc.	37,985
6,492	Parametric Technology Corp.*	99,393
2,721	Plantronics, Inc.	51,318
5,083	Polycom, Inc.*	110,809
16,234	RF Micro Devices, Inc.*	51,137
3,597	Semtech Corp.*	45,826
3,087	Silicon Laboratories, Inc.*	95,543
2,385	SRA International, Inc., Class A*	57,240
5,021	Sybase, Inc.*	133,659
8,116	Synopsys, Inc.*	188,372
3,106	Tech Data Corp.*	103,585
7,919	TriQuint Semiconductor, Inc.*	37,378
5,497	Valueclick, Inc.*	106,147
10,354	Vishay Intertechnology, Inc.*	94,532
12,325	Western Digital Corp.*	380,473
4,302	Wind River Systems, Inc.*	31,103
3,809	Zebra Technologies Corp.*	126,916
		7,885,917

See accompanying notes to schedules of portfolio investments.

	Materials — 6.9%
4,606	Airgas, Inc.	223,806
4,454	Albemarle Corp.	168,985
3,827	Aptargroup, Inc.	143,436
3,656	Cabot Corp.	100,174
2,752	Carpenter Technology Corp.	172,908
2,691	CF Industries Holdings, Inc.	328,517
13,508	Chemtura Corp.	111,576
2,343	Cleveland-Cliffs, Inc.	279,895
6,642	Commercial Metals Co.	202,315
2,356	Cytec Industries, Inc.	134,952
2,437	Ferro Corp.	39,236
4,234	FMC Corp.	239,687
5,794	Louisiana-Pacific Corp.	63,039
3,841	Lubrizol Corp.	223,930
2,344	Martin Marietta Materials, Inc.	252,214
1,078	Minerals Technologies, Inc.	64,982
4,155	Olin Corp.	79,859
5,204	Packaging Corp. of America	118,599
3,646	Reliance Steel & Aluminum Co.	202,207
6,798	RPM International, Inc.	142,146
2,482	Scotts Miracle-Gro Co. (The), Class A	88,334
2,632	Sensient Technologies Corp.	70,906
5,568	Sonoco Products Co.	156,851
5,406	Steel Dynamics, Inc.	314,954
5,940	Temple-Inland, Inc.	81,556
5,199	Terra Industries, Inc.*	235,047
5,631	Valspar Corp.	122,136
3,683	Worthington Industries, Inc.	64,784
		4,427,031
	Telecommunication Services — 0.5%
13,895	Cincinnati Bell, Inc.*	53,912
5,951	Telephone & Data Systems, Inc.	279,102
		333,014
	Utilities — 7.2%
4,288	AGL Resources, Inc.	148,708
6,178	Alliant Energy Corp.	214,624
7,462	Aqua America, Inc.	142,076
21,051	Aquila, Inc.*	68,626
2,114	Black Hills Corp.	75,597
6,359	DPL, Inc.	162,218
4,020	Energen Corp.	241,200
8,864	Energy East Corp.	236,225
6,813	Equitable Resources, Inc.	419,817
4,825	Great Plains Energy, Inc.	122,700
4,650	Hawaiian Electric Industries, Inc.	104,439
2,520	Idacorp, Inc.	75,096
10,214	MDU Resources Group, Inc.	268,220
4,674	National Fuel Gas Co.	219,912
8,680	Northeast Utilities	220,212
5,981	NSTAR	184,813
5,140	OGE Energy Corp.	166,896
5,809	Oneok, Inc.	270,525
4,299	PNM Resources, Inc.	50,900
6,562	Puget Energy, Inc.	175,205
6,533	SCANA Corp.	247,405
13,087	Sierra Pacific Resources	168,953
4,285	Vectren Corp.	110,424
5,171	Westar Energy, Inc.	117,537
2,769	WGL Holdings, Inc.	86,365
6,549	Wisconsin Energy Corp.	285,667
		4,584,360
	Total Common Stock (Cost $62,885,387)	57,869,018

Principal Amount
	Repurchase Agreements — 21.7%
$381,242	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $381,336 (b)	381,242

See accompanying notes to schedules of portfolio investments.

1,797,282	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $1,797,740 (c)	1,797,282

1,633,892	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $1,634,318 (d)	1,633,892

6,288,986	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $6,290,600 (e)	6,288,986

3,812,416	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $3,813,395 (f)	3,812,416

	Total Repurchase Agreements
	($13,913,818)	13,913,818

	Total Investments
	(Cost $76,799,205) — 112.0%	71,782,836
	Liabilities in excess of other assets — (12.0%)	(7,665,995)
	Net Assets — 100.0%	$64,116,841

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $388,867. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $1,833,229. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $1,666,580. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $6,414,787. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $3,888,667. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,061,705
Aggregate gross unrealized depreciation	(11,120,678)
Net unrealized depreciation	$(7,058,973)

Federal income tax cost of investments	$78,841,809

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	75	March-08	$5,916,000	$84,454

Cash collateral in the amount of $108,265 was pledged to cover margin requirements for open futures contracts as of  February 29, 2008.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of  February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	$61,000,000	$(7,621,109)

Equity Index Swap Agreement based on the S&P MidCap400 Index	03/06/08	4,501,201	(60,588)

Equity Index Swap Agreement based on the S&P MidCap400 Index	03/06/08	4,227,193	(53,963)

Equity Index Swap Agreement based on the S&P MidCap400 Index	03/06/08	1,782,096	7,751
			$(7,727,909)

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 91.9%
	Consumer Discretionary — 11.8%
378	4Kids Entertainment, Inc.*	$4,476
1,554	Aaron Rents, Inc.	30,489
504	AH Belo Corp., Class A*	6,134
809	Arbitron, Inc.	33,913
344	Arctic Cat, Inc.	2,601
524	Audiovox Corp.*	4,716
338	Bassett Furniture Industries, Inc.	3,968
633	Big 5 Sporting Goods Corp.	5,855
460	Blue Nile, Inc.*	20,314
752	Bright Horizons Family Solutions, Inc.*	33,825
1,267	Brown Shoe Co., Inc.	18,600
439	Buffalo Wild Wings, Inc.*	10,172
841	Building Materials Holding Corp.	4,861
1,132	Cabela’s, Inc.*	15,339
836	California Pizza Kitchen, Inc.*	11,654
894	Cato Corp. (The), Class A	14,000
843	CEC Entertainment, Inc.*	22,618
2,210	Champion Enterprises, Inc.*	19,625
715	Charlotte Russe Holding, Inc.*	13,921
675	Childrens Place Retail Stores, Inc. (The)*	14,418
1,014	Christopher & Banks Corp.	10,951
1,566	CKE Restaurants, Inc.	17,351
452	Coachmen Industries, Inc.	2,002
801	Coinstar, Inc.*	23,357
152	CPI Corp.	2,520
2,362	CROCS, Inc.*	57,444
372	Deckers Outdoor Corp.*	41,158
1,292	Dress Barn, Inc.*	17,029
521	Drew Industries, Inc.*	14,046
853	Ethan Allen Interiors, Inc.	23,236
1,217	Finish Line, Class A	3,444
1,840	Fleetwood Enterprises, Inc.*	7,838
1,332	Fossil, Inc.*	42,864
1,154	Fred’s, Inc., Class A	10,132
653	Genesco, Inc.*	19,557
652	Group 1 Automotive, Inc.	15,974
821	Gymboree Corp.*	32,503
625	Haverty Furniture Cos., Inc.	6,138
891	Hibbett Sports, Inc.*	14,078
1,248	HOT Topic, Inc.*	5,728
1,630	Iconix Brand Group, Inc.*	33,871
428	Ihop Corp.	19,594
1,715	Jack in the Box, Inc.*	45,053
809	Jakks Pacific, Inc.*	22,612
716	Jo-Ann Stores, Inc.*	11,814
521	JOS. A. Bank Clothiers, Inc.*	11,868
766	K-Swiss, Inc., Class A	11,115
1,473	La-Z-Boy, Inc.	12,417
356	Landry’s Restaurants, Inc.	6,312
417	Libbey, Inc.	6,484
458	Lithia Motors, Inc., Class A	4,708
2,101	Live Nation, Inc.*	24,939
3,242	LKQ Corp.*	68,860
354	M/I Homes, Inc.	5,837
540	Maidenform Brands, Inc.*	6,680
618	Marcus Corp.	9,851
530	MarineMax, Inc.*	6,508
1,499	Men’s Wearhouse, Inc.	34,537
752	Meritage Homes Corp.*	11,385
410	Midas, Inc.*	6,203
859	Monaco Coach Corp.	8,401
405	Monarch Casino & Resort, Inc.*	6,731
553	Movado Group, Inc.	10,651
661	Multimedia Games, Inc.*	4,627
135	National Presto Industries, Inc.*	7,074
904	Nautilus, Inc.	3,788
636	O’Charleys, Inc.	7,180
400	Oxford Industries, Inc.	8,456
924	Panera Bread Co., Class A*	34,530
592	Papa John’s International, Inc.*	15,481
358	Peet’s Coffee & Tea, Inc.*	8,381
1,187	PEP Boys-Manny Moe & Jack	13,579

See accompanying notes to schedules of portfolio investments.

701	PetMed Express, Inc.*	8,026
692	PF Chang’s China Bistro, Inc.*	19,743
1,714	Pinnacle Entertainment, Inc.*	26,841
1,002	Polaris Industries, Inc.	38,256
1,361	Pool Corp.	25,927
251	Pre-Paid Legal Services, Inc.*	11,960
3,522	Quiksilver, Inc.*	31,698
2,324	Radio One, Inc., Class D*	2,928
543	RC2 Corp.*	10,073
481	Red Robin Gourmet Burgers, Inc.*	16,032
479	Russ Berrie & Co., Inc.*	6,256
545	Ruth’s Chris Steak House*	3,810
1,341	Select Comfort Corp.*	5,739
1,009	Shuffle Master, Inc.*	8,314
930	Skechers U.S.A., Inc., Class A*	19,800
195	Skyline Corp.	5,499
891	Sonic Automotive, Inc., Class A	15,842
1,741	Sonic Corp.*	37,136
934	Spartan Motors, Inc.	7,593
1,186	Stage Stores, Inc.	15,015
466	Stamps.com, Inc.*	4,124
343	Standard Motor Products, Inc.	2,542
1,860	Standard-Pacific Corp.	7,645
813	Steak N Shake Co. (The)*	6,780
740	Stein Mart, Inc.	4,373
653	Sturm Ruger & Co., Inc.*	5,159
663	Superior Industries International, Inc.	11,510
1,543	Texas Roadhouse, Inc., Class A*	14,350
960	Tractor Supply Co.*	35,942
1,807	Triarc Cos., Inc., Class B	15,215
855	Tuesday Morning Corp.	4,608
706	Tween Brands, Inc.*	20,898
409	Unifirst Corp.	15,800
417	Universal Electronics, Inc.*	9,466
600	Universal Technical Institute, Inc.*	7,500
418	Volcom, Inc.*	8,264
847	Winnebago Industries	16,999
1,188	WMS Industries, Inc.*	45,108
1,497	Wolverine World Wide, Inc.	39,671
1,278	Zale Corp.*	24,691
515	Zumiez, Inc.*	9,054
		1,774,563
	Consumer Staples — 3.3%
2,549	Alliance One International, Inc.*	12,490
513	Andersons, Inc. (The)	23,731
292	Boston Beer Co., Inc., Class A*	10,413
1,452	Casey’s General Stores, Inc.	36,373
2,057	Central Garden and Pet Co., Class A*	9,051
544	Chattem, Inc.*	42,378
2,241	Flowers Foods, Inc.	50,781
657	Great Atlantic & Pacific Tea Co.*	17,791
1,137	Hain Celestial Group, Inc.*	30,699
402	J&J Snack Foods Corp.	9,909
894	Lance, Inc.	14,974
908	Longs Drug Stores Corp.	43,611
447	Mannatech, Inc.	3,478
387	Nash Finch Co.	13,572
1,016	Performance Food Group Co.*	33,020
735	Ralcorp Holdings, Inc.*	40,756
438	Sanderson Farms, Inc.	15,269
627	Spartan Stores, Inc.	13,217
1,169	Spectrum Brands, Inc.*	4,395
894	TreeHouse Foods, Inc.*	19,820
1,227	United Natural Foods, Inc.*	20,761
240	USANA Health Sciences, Inc.*	7,483
483	WD-40 Co.	15,012
		488,984
	Energy — 8.7%
789	Atwood Oceanics, Inc.*	73,448
644	Basic Energy Services, Inc.*	13,627
680	Bristow Group, Inc.*	35,877
2,781	Cabot Oil & Gas Corp.	138,355
582	CARBO Ceramics, Inc.	21,499
776	Dril-Quip, Inc.*	36,301
313	Gulf Island Fabrication, Inc.	9,130
2,616	Helix Energy Solutions Group, Inc.*	92,136
660	Hornbeck Offshore Services, Inc.*	29,654
2,359	ION Geophysical Corp.*	31,351
421	Lufkin Industries, Inc.	24,064
2,281	Massey Energy Co.	87,271

See accompanying notes to schedules of portfolio investments.

762	Matrix Service Co.*	15,499
528	NATCO Group, Inc.*	25,159
1,577	Oceaneering International, Inc.*	94,620
758	Patriot Coal Corp.*	40,705
1,184	Penn Virginia Corp.	50,391
427	Petroleum Development Corp.*	29,788
1,230	Petroquest Energy, Inc.*	19,385
1,422	Pioneer Drilling Co.*	19,069
663	SEACOR Holdings, Inc.*	63,642
1,801	St. Mary Land & Exploration Co.	66,421
803	Stone Energy Corp.*	40,760
451	Superior Well Services, Inc.*	11,658
862	Swift Energy Co.*	41,143
2,128	Tetra Technologies, Inc.*	36,559
1,328	Unit Corp.*	73,239
879	W-H Energy Services, Inc.*	55,263
819	World Fuel Services Corp.	25,618
		1,301,632
	Financials — 15.5%
922	Acadia Realty Trust (REIT)	21,123
488	Alabama National Bancorporation	39,118
506	Anchor Bancorp Wisconsin, Inc.	9,579
1,506	Bank Mutual Corp.	16,190
1,191	BankAtlantic Bancorp, Inc., Class A	5,431
898	BankUnited Financial Corp., Class A	4,382
1,875	BioMed Realty Trust, Inc. (REIT)	41,100
1,072	Boston Private Financial Holdings, Inc.	14,761
1,689	Brookline Bancorp, Inc.	16,231
816	Cascade Bancorp	8,291
836	Cash America International, Inc.	27,053
856	Central Pacific Financial Corp.	15,827
1,347	Colonial Properties Trust (REIT)	32,813
513	Columbia Banking System, Inc.	11,845
850	Community Bank System, Inc.	18,785
933	Corus Bankshares, Inc.	9,638
1,261	Delphi Financial Group, Inc.	38,032
2,713	DiamondRock Hospitality Co. (REIT)	33,885
723	Dime Community Bancshares	11,004
558	Downey Financial Corp.	14,614
1,805	East West Bancorp, Inc.	33,952
682	EastGroup Properties, Inc. (REIT)	28,937
804	Entertainment Properties Trust (REIT)	37,684
721	Essex Property Trust, Inc. (REIT)	75,734
1,870	Extra Space Storage, Inc. (REIT)	28,181
735	Financial Federal Corp.	15,839
2,173	First Bancorp/Puerto Rico	19,644
827	First Cash Financial Services, Inc.*	7,732
1,821	First Commonwealth Financial Corp.	19,266
878	First Financial Bancorp	10,176
1,392	First Midwest Bancorp, Inc.	36,262
391	FirstFed Financial Corp.*	12,219
1,053	Flagstar Bancorp, Inc.	7,540
1,013	Forestar Real Estate Group, Inc.*	24,697
727	Franklin Bank Corp.*	2,792
1,984	Fremont General Corp.*	1,984
1,191	Frontier Financial Corp.	17,841
1,536	Glacier Bancorp, Inc.	26,404
1,013	Guaranty Financial Group, Inc.*	13,260
708	Hancock Holding Co.	26,224
1,130	Hanmi Financial Corp.	8,622
1,061	Hilb Rogal & Hobbs Co.	32,488
956	Home Properties, Inc. (REIT)	43,995
570	Independent Bank Corp.	5,563
469	Infinity Property & Casualty Corp.	18,840
1,671	Inland Real Estate Corp. (REIT)	23,294
1,256	Investment Technology Group, Inc.*	58,505
538	Irwin Financial Corp.	4,040
939	Kilroy Realty Corp. (REIT)	44,537
830	Kite Realty Group Trust (REIT)	10,491
1,550	LaBranche & Co., Inc.*	7,192
446	LandAmerica Financial Group, Inc.	16,422
1,824	Lexington Realty Trust (REIT)	26,393
578	LTC Properties, Inc. (REIT)	13,953
1,441	Medical Properties Trust, Inc. (REIT)	17,263
733	Mid-America Apartment Communities, Inc. (REIT)	35,543
624	Nara Bancorp, Inc.	6,839
2,268	National Penn Bancshares, Inc.	36,311
2,059	National Retail Properties, Inc. (REIT)	42,621
381	Navigators Group, Inc.*	20,852
1,896	Old National Bancorp	29,426

See accompanying notes to schedules of portfolio investments.

1,263	optionsXpress Holdings, Inc.	29,251
443	Parkway Properties, Inc. (REIT)	15,837
1,669	Philadelphia Consolidated Holding Co.*	56,613
501	Piper Jaffray Cos.*	19,404
433	Portfolio Recovery Associates, Inc.	15,813
618	Presidential Life Corp.	10,358
671	PrivateBancorp, Inc.	20,190
936	ProAssurance Corp.*	49,767
1,100	Prosperity Bancshares, Inc.	29,040
913	Provident Bankshares Corp.	11,623
459	PS Business Parks, Inc. (REIT)	22,285
769	Rewards Network, Inc.*	3,537
554	RLI Corp.	28,935
464	Safety Insurance Group, Inc.	17,210
237	SCPIE Holdings, Inc.*	6,494
1,520	Selective Insurance Group	36,115
2,701	Senior Housing Properties Trust (REIT)	57,450
850	Signature Bank*	22,525
2,075	South Financial Group, Inc. (The)	29,942
620	Sovran Self Storage, Inc. (REIT)	23,901
510	Sterling Bancorp	7,181
2,091	Sterling Bancshares, Inc.	19,467
1,473	Sterling Financial Corp.	21,933
516	Stewart Information Services Corp.	15,361
2,443	Susquehanna Bancshares, Inc.	48,591
644	SWS Group, Inc.	7,335
897	Tanger Factory Outlet Centers (REIT)	31,844
578	Tower Group, Inc.	16,421
822	TradeStation Group, Inc.*	7,891
355	Triad Guaranty, Inc.*	2,087
2,158	Trustco Bank Corp. NY	18,667
2,989	UCBH Holdings, Inc.	33,746
1,039	UMB Financial Corp.	39,773
1,717	Umpqua Holdings Corp.	24,330
1,105	United Bankshares, Inc.	29,028
1,144	United Community Banks, Inc.	16,291
634	United Fire & Casualty Co.	21,778
1,939	Whitney Holding Corp.	46,555
504	Wilshire Bancorp, Inc.	3,568
671	Wintrust Financial Corp.	22,646
483	World Acceptance Corp.*	14,674
1,062	Zenith National Insurance Corp.	36,193
		2,330,910
	Health Care — 12.2%
621	Abaxis, Inc.*	18,096
1,626	Allscripts Healthcare Solutions, Inc.*	17,349
1,250	Alpharma, Inc., Class A*	31,475
751	Amedisys, Inc.*	32,128
2,069	American Medical Systems Holdings, Inc.*	30,187
1,524	AMERIGROUP Corp.*	54,864
862	AMN Healthcare Services, Inc.*	13,956
890	Amsurg Corp.*	21,440
383	Analogic Corp.	22,409
989	Arqule, Inc.*	4,510
800	Arthrocare Corp.*	32,120
684	Biolase Technology, Inc.*	2,401
830	Cambrex Corp.	7,246
1,247	Centene Corp.*	22,346
685	Chemed Corp.	32,681
819	Conmed Corp.*	22,080
1,283	Cooper Cos., Inc. (The)	43,866
914	Cross Country Healthcare, Inc.*	9,926
710	CryoLife, Inc.*	6,681
642	Cyberonics, Inc.*	8,282
371	Datascope Corp.	12,911
534	Dionex Corp.*	39,420
894	Enzo Biochem, Inc.*	8,421
801	Gentiva Health Services, Inc.*	17,270
644	Greatbatch, Inc.*	13,762
728	Haemonetics Corp.*	42,297
1,060	HealthExtras, Inc.*	29,203
1,021	Healthways, Inc.*	35,071
620	HMS Holdings Corp.*	16,963
354	ICU Medical, Inc.*	9,501
1,754	Idexx Laboratories, Inc.*	97,294
2,003	Immucor, Inc.*	59,689
529	Integra LifeSciences Holdings Corp.*	21,922
916	Invacare Corp.	22,863
925	inVentiv Health, Inc.*	29,415
368	Kendle International, Inc.*	16,490

See accompanying notes to schedules of portfolio investments.

351	Kensey Nash Corp.*	9,530
546	LCA-Vision, Inc.	7,524
413	LHC Group, Inc.*	7,021
875	Lifecell Corp.*	35,306
925	Martek Biosciences Corp.*	26,511
613	Matria Healthcare, Inc.*	15,399
390	Medcath Corp.*	8,132
972	Mentor Corp.	28,830
1,142	Meridian Bioscience, Inc.	39,136
782	Merit Medical Systems, Inc.*	12,395
406	Molina Healthcare, Inc.*	12,850
703	Noven Pharmaceuticals, Inc.*	9,533
937	Odyssey HealthCare, Inc.*	8,189
988	Omnicell, Inc.*	18,772
506	Osteotech, Inc.*	2,211
1,170	Owens & Minor, Inc.	50,275
524	Palomar Medical Technologies, Inc.*	6,974
796	Parexel International Corp.*	43,740
1,386	Pediatrix Medical Group, Inc.*	91,490
541	PharmaNet Development Group, Inc.*	15,597
870	PharMerica Corp.*	12,806
1,211	Phase Forward, Inc.*	19,291
487	Possis Medical, Inc.*	9,458
1,853	PSS World Medical, Inc.*	32,428
1,895	Regeneron Pharmaceuticals, Inc.*	37,464
495	RehabCare Group, Inc.*	9,900
727	Res-Care, Inc.*	15,660
2,121	Respironics, Inc.*	139,307
1,363	Salix Pharmaceuticals Ltd.*	9,200
1,258	Savient Pharmaceuticals, Inc.*	28,531
1,021	Sciele Pharma, Inc.*	21,135
1,283	Sunrise Senior Living, Inc.*	35,129
432	SurModics, Inc.*	19,081
1,015	Symmetry Medical, Inc.*	18,067
953	Theragenics Corp.*	3,698
2,002	Viropharma, Inc.*	18,338
228	Vital Signs, Inc.	11,594
927	West Pharmaceutical Services, Inc.	38,285
		1,835,322
	Industrials — 15.6%
1,087	AAR Corp.*	28,142
1,258	ABM Industries, Inc.	24,984
1,210	Acuity Brands, Inc.	53,736
674	Administaff, Inc.	16,621
753	Albany International Corp.	25,851
280	Angelica Corp.	4,634
635	AO Smith Corp.	23,133
834	Apogee Enterprises, Inc.	12,835
1,054	Applied Industrial Technologies, Inc.	29,133
354	Applied Signal Technology, Inc.	4,213
721	Arkansas Best Corp.	19,258
549	Astec Industries, Inc.*	20,785
1,314	Baldor Electric Co.	37,672
1,294	Barnes Group, Inc.	29,426
1,296	Belden, Inc.	50,933
765	Bowne & Co., Inc.	10,152
1,558	Brady Corp., Class A	47,644
1,419	Briggs & Stratton Corp.	25,358
735	C&D Technologies, Inc.*	4,013
261	Cascade Corp.	11,693
390	CDI Corp.	8,873
782	Ceradyne, Inc.*	24,328
1,429	Clarcor, Inc.	51,158
317	Consolidated Graphics, Inc.*	16,861
444	Cubic Corp.	11,353
1,274	Curtiss-Wright Corp.	53,584
1,858	EMCOR Group, Inc.*	44,759
619	EnPro Industries, Inc.*	18,279
838	Esterline Technologies Corp.*	43,911
864	Forward Air Corp.	25,358
1,050	Frontier Airlines Holdings, Inc.*	3,077
571	G&K Services, Inc., Class A	21,846
1,533	Gardner Denver, Inc.*	56,583
1,618	GenCorp, Inc.*	16,827
856	Gibraltar Industries, Inc.	9,356
754	Griffon Corp.*	6,673
1,219	Healthcare Services Group	24,112
1,638	Heartland Express, Inc.	22,899
505	Heidrick & Struggles International, Inc.	17,286
1,111	HUB Group, Inc., Class A*	33,319

See accompanying notes to schedules of portfolio investments.

787	Insituform Technologies, Inc.*	10,994
1,562	Interface, Inc., Class A	26,179
705	Kaman Corp.	16,920
810	Kaydon Corp.	34,595
1,532	Kirby Corp.*	69,063
1,662	Knight Transportation, Inc.	24,581
1,540	Landstar System, Inc.	71,425
120	Lawson Products	3,048
1,832	Lennox International, Inc.	68,956
337	Lindsay Corp.	26,495
472	Lydall, Inc.*	4,810
866	Magnetek, Inc.*	2,953
770	Mesa Air Group, Inc.*	1,863
987	Mobile Mini, Inc.*	18,368
1,216	Moog, Inc., Class A*	49,905
1,061	Mueller Industries, Inc.	30,483
575	NCI Building Systems, Inc.*	17,446
812	Old Dominion Freight Line, Inc.*	22,127
1,015	On Assignment, Inc.*	6,283
919	Regal-Beloit Corp.	33,929
981	Robbins & Myers, Inc.	33,403
504	School Specialty, Inc.*	15,382
2,323	Shaw Group, Inc. (The)*	149,555
1,068	Simpson Manufacturing Co., Inc.	25,589
1,744	Skywest, Inc.	38,577
1,604	Spherion Corp.*	10,394
362	Standard Register Co. (The)	3,095
358	Standex International Corp.	6,806
1,005	Teledyne Technologies, Inc.*	44,622
1,674	Tetra Tech, Inc.*	31,588
1,137	Toro Co.	54,781
666	Tredegar Corp.	10,529
479	Triumph Group, Inc.	27,107
1,259	TrueBlue, Inc.*	15,725
716	United Stationers, Inc.*	35,342
544	Universal Forest Products, Inc.	15,112
494	Valmont Industries, Inc.	39,471
589	Viad Corp.	20,421
548	Vicor Corp.	6,647
392	Volt Information Sciences, Inc.*	6,299
868	Wabash National Corp.	6,857
1,947	Waste Connections, Inc.*	59,111
705	Watsco, Inc.	26,790
1,217	Watson Wyatt Worldwide, Inc., Class A	64,562
899	Watts Water Technologies, Inc., Class A	24,920
1,688	Woodward Governor Co.	48,226
		2,351,992
	Information Technology — 16.8%
746	Actel Corp.*	8,840
3,468	Adaptec, Inc.*	9,190
1,024	Advanced Energy Industries, Inc.*	13,128
674	Agilysys, Inc.	8,540
1,868	AMIS Holdings, Inc.*	12,740
913	Anixter International, Inc.*	59,701
456	Ansoft Corp.*	11,090
2,242	Ansys, Inc.*	83,784
3,923	Arris Group, Inc.*	22,557
966	ATMI, Inc.*	26,410
1,000	Avid Technology, Inc.*	24,370
2,929	Axcelis Technologies, Inc.*	16,842
370	Bankrate, Inc.*	15,636
340	Bel Fuse, Inc., Class B	9,272
871	Bell Microproducts, Inc.*	2,918
2,048	Benchmark Electronics, Inc.*	34,406
506	Black Box Corp.	15,686
1,267	Blackbaud, Inc.	33,119
1,089	Blue Coat Systems, Inc.*	25,570
1,468	Brightpoint, Inc.*	15,179
1,878	Brooks Automation, Inc.*	18,930
688	Cabot Microelectronics Corp.*	23,041
860	CACI International, Inc., Class A*	37,548
763	Captaris, Inc.*	2,648
264	Catapult Communications Corp.*	1,647
1,138	Checkpoint Systems, Inc.*	27,540
1,555	Ciber, Inc.*	7,153
1,241	Cognex Corp.	23,989
659	Cohu, Inc.	10,307
688	Comtech Telecommunications Corp.*	29,845
1,226	Concur Technologies, Inc.*	35,848
1,008	CTS Corp.	9,778

See accompanying notes to schedules of portfolio investments.

1,966	Cybersource Corp.*	28,723
875	Cymer, Inc.*	24,789
959	Daktronics, Inc.	16,572
852	DealerTrack Holdings, Inc.*	17,440
735	Digi International, Inc.*	7,740
895	Diodes, Inc.*	20,200
744	Ditech Networks, Inc.*	2,031
929	DSP Group, Inc.*	10,776
797	Electro Scientific Industries, Inc.*	12,903
1,674	Epicor Software Corp.*	18,531
762	EPIQ Systems, Inc.*	10,363
1,390	Exar Corp.*	10,925
1,226	Factset Research Systems, Inc.	64,537
475	FARO Technologies, Inc.*	15,556
1,039	FEI Co.*	21,185
3,889	Flir Systems, Inc.*	110,681
672	Gerber Scientific, Inc.*	5,846
667	Gevity HR, Inc.	4,656
2,672	Harmonic, Inc.*	23,808
755	Hutchinson Technology, Inc.*	12,684
2,511	Informatica Corp.*	43,842
953	Infospace, Inc.	9,711
1,387	Insight Enterprises, Inc.*	24,314
618	Intevac, Inc.*	7,935
877	Itron, Inc.*	83,604
1,414	j2 Global Communications, Inc.*	30,429
760	JDA Software Group, Inc.*	12,973
405	Keithley Instruments, Inc.	3,665
795	Knot, Inc. (The)*	9,182
1,944	Kopin Corp.*	5,288
1,526	Kulicke & Soffa Industries, Inc.*	7,859
641	Littelfuse, Inc.*	19,980
531	LoJack Corp.*	6,627
732	Manhattan Associates, Inc.*	16,148
561	Mantech International Corp., Class A*	24,729
529	MAXIMUS, Inc.	19,213
649	Mercury Computer Systems, Inc.*	4,160
1,088	Methode Electronics, Inc.	11,587
1,565	Micrel, Inc.	11,503
2,348	Micros Systems, Inc.*	75,230
2,214	Microsemi Corp.*	48,155
1,429	MKS Instruments, Inc.*	28,709
507	MTS Systems Corp.	15,813
1,007	Netgear, Inc.*	21,973
837	Network Equipment Technologies, Inc.*	4,771
1,062	Newport Corp.*	11,162
917	Novatel Wireless, Inc.*	9,702
582	Park Electrochemical Corp.	13,706
629	PC-Tel, Inc.*	4,202
879	Perficient, Inc.*	7,428
742	Pericom Semiconductor Corp.*	9,891
777	Phoenix Technologies, Ltd.*	12,828
508	Photon Dynamics, Inc.*	5,258
1,199	Photronics, Inc.*	12,074
506	Planar Systems, Inc.*	2,358
1,331	Plexus Corp.*	32,969
1,205	Progress Software Corp.*	34,391
501	Quality Systems, Inc.	16,323
766	Radiant Systems, Inc.*	10,938
636	Radisys Corp.*	6,048
512	Rogers Corp.*	16,220
835	Rudolph Technologies, Inc.*	7,273
741	Scansource, Inc.*	25,172
1,628	Secure Computing Corp.*	13,219
377	SI International, Inc.*	9,380
4,631	Skyworks Solutions, Inc.*	38,252
866	Smith Micro Software, Inc.*	4,434
745	Sonic Solutions, Inc.*	6,727
547	SPSS, Inc.*	20,802
669	Standard Microsystems Corp.*	18,966
325	Startek, Inc.*	2,798
601	Stratasys, Inc.*	11,275
369	Supertex, Inc.*	7,638
936	SYKES Enterprises, Inc.*	15,715
1,305	Symmetricom, Inc.*	4,463
689	Synaptics, Inc.*	18,458
478	SYNNEX Corp.*	9,947
2,121	Take-Two Interactive Software, Inc.*	56,207
1,171	Technitrol, Inc.	25,774
1,892	THQ, Inc.*	35,399

See accompanying notes to schedules of portfolio investments.

380	Tollgrade Communications, Inc.*	2,098
3,474	Trimble Navigation Ltd.*	94,979
1,214	TTM Technologies, Inc.*	13,378
1,002	Tyler Technologies, Inc.*	13,878
665	Ultratech, Inc.*	6,404
1,938	United Online, Inc.	19,341
2,174	Varian Semiconductor Equipment Associates, Inc.*	73,438
910	Veeco Instruments, Inc.*	14,105
756	Viasat, Inc.*	15,853
1,300	Websense, Inc.*	25,311
1,139	Wright Express Corp.*	32,963
838	X-Rite, Inc.*	6,863
		2,520,606
	Materials — 3.8%
468	AM Castle & Co.	10,404
637	AMCOL International Corp.	18,358
709	Arch Chemicals, Inc.	24,751
584	Brush Engineered Materials, Inc.*	16,224
1,119	Buckeye Technologies, Inc.*	12,096
844	Caraustar Industries, Inc.*	1,857
833	Century Aluminum Co.*	55,086
569	Chesapeake Corp.	1,992
304	Deltic Timber Corp.	14,452
985	Georgia Gulf Corp.	5,969
1,720	HB Fuller Co.	39,130
1,213	Headwaters, Inc.*	14,871
358	Material Sciences Corp.*	2,642
806	Myers Industries, Inc.	9,809
428	Neenah Paper, Inc.	11,149
412	NewMarket Corp.	27,584
871	OM Group, Inc.*	52,722
1,217	Omnova Solutions, Inc.*	4,746
318	Penford Corp.	6,961
2,666	PolyOne Corp.*	17,329
290	Quaker Chemical Corp.	6,815
1,065	Quanex Corp.	54,794
958	Rock-Tenn Co., Class A	25,703
661	RTI International Metals, Inc.*	36,269
800	Schulman (A.), Inc.	16,352
446	Schweitzer-Mauduit International, Inc.	10,245
783	Texas Industries, Inc.	45,101
1,187	Tronox, Inc., Class B	5,235
1,454	Wausau Paper Corp.	11,399
613	Zep, Inc.	9,624
		569,669
	Telecommunication Services — 0.0%
1,296	General Communication, Inc., Class A*	7,504

	Utilities — 4.2%
742	Allete, Inc.	26,742
493	American States Water Co.	16,047
2,571	Atmos Energy Corp.	66,846
1,514	Avista Corp.	27,615
292	Central Vermont Public Service Corp.	6,994
388	CH Energy Group, Inc.	13,883
1,719	Cleco Corp.	39,382
1,293	El Paso Electric Co.*	26,455
621	Laclede Group, Inc. (The)	21,207
795	New Jersey Resources Corp.	36,578
758	Northwest Natural Gas Co.	31,866
2,121	Piedmont Natural Gas Co.	52,177
847	South Jersey Industries, Inc.	28,942
3,438	Southern Union Co.	88,425
1,221	Southwest Gas Corp.	31,245
3,056	UGI Corp.	78,264
721	UIL Holdings Corp.	21,190
1,012	Unisource Energy Corp.	23,934
		637,792
	Total Common Stock
	(Cost $15,120,715)	13,818,974

Principal Amount
	Repurchase Agreements — 16.8%
$69,345	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $69,362 (b)	69,345
326,911	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $326,994 (c)	326,911

See accompanying notes to schedules of portfolio investments.

297,192	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $297,270 (d)	297,192

1,143,918	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,144,212 (e)	1,143,918

693,449	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $693,627 (f)	693,449

	Total Repurchase Agreements
	(Cost $2,530,815)	2,530,815

	Total Investments
	(Cost $17,651,530) — 108.7%	16,349,789
	Liabilities in excess of other assets — (8.7%)	(1,312,629)
	Net Assets — 100.0%	$15,037,160

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $70,732. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $333,450.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
ederal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $303,138. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $1,166,800. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $707,318. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$552,962
Aggregate gross unrealized depreciation	(2,264,249)
Net unrealized depreciation	$(1,711,287)

Federal income tax cost of investments	$18,061,076

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/08	$9,751,474	$(139,142)

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	12/08/08	7,500,000	(1,013,306)
			$(1,152,448)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.0%
	Consumer Discretionary — 12.7%
2,166	1-800-FLOWERS.COM, Inc., Class A*	$17,415
4,200	99 Cents Only Stores*	39,018
1,812	A.C. Moore Arts & Crafts, Inc.*	15,529
4,140	Aaron Rents, Inc.	81,227
5,996	Aeropostale, Inc.*	161,053
2,485	AFC Enterprises*	18,762
1,957	Aftermarket Technology Corp.*	36,694
1,517	AH Belo Corp., Class A*	18,462
1,408	Ambassadors Group, Inc.	25,260
800	Ambassadors International, Inc.	8,912
4,008	American Axle & Manufacturing Holdings, Inc.	78,877
4,675	American Greetings Corp., Class A	87,983
477	American Public Education, Inc.*	15,898
1,937	Amerigon, Inc.*	35,176
2,265	Ameristar Casinos, Inc.	43,918
2,529	Arbitron, Inc.	106,016
1,076	Arctic Cat, Inc.	8,135
6,396	ArvinMeritor, Inc.	72,211
2,295	Asbury Automotive Group, Inc.	32,176
1,504	Audiovox Corp.*	13,536
513	Avatar Holdings, Inc.*	22,100
4,771	Bally Technologies, Inc.*	180,869
3,503	Beazer Homes USA, Inc.	24,871
2,271	Bebe Stores, Inc.	27,729
7,584	Belo Corp., Class A	89,264
1,104	Benihana, Inc., Class A*	11,824
2,033	Big 5 Sporting Goods Corp.	18,805
1,524	BJ’s Restaurants, Inc.*	20,665
17,203	Blockbuster, Inc., Class A*	52,297
1,201	Blue Nile, Inc.*	53,036
1,901	Bluegreen Corp.*	16,082
2,149	Blyth, Inc.	42,615
2,792	Bob Evans Farms, Inc.	80,828
918	Bon-Ton Stores, Inc. (The)	5,251
1,248	Books-A-Million, Inc.	10,346
5,246	Borders Group, Inc.	48,578
2,343	Bright Horizons Family Solutions, Inc.*	105,388
1,011	Brookfield Homes Corp.	15,418
3,942	Brown Shoe Co., Inc.	57,869
1,258	Buckle, Inc. (The)	57,113
1,373	Buffalo Wild Wings, Inc.*	31,812
1,405	Build-A-Bear Workshop, Inc.*	16,326
2,632	Building Materials Holding Corp.	15,213
3,482	Cabela’s, Inc.*	47,181
902	Cache, Inc.*	8,984
2,605	California Pizza Kitchen, Inc.*	36,314
5,938	Callaway Golf Co.	90,495
963	Capella Education Co.*	50,760
1,129	Carmike Cinemas, Inc.	8,163
892	Carrols Restaurant Group, Inc.*	7,377
5,234	Carter’s, Inc.*	80,761
3,235	Casual Male Retail Group, Inc.*	12,487
2,676	Cato Corp. (The), Class A	41,906
2,207	CBRL Group, Inc.	80,379
2,322	CEC Entertainment, Inc.*	62,299
6,876	Champion Enterprises, Inc.*	61,059
2,268	Charlotte Russe Holding, Inc.*	44,158
10,453	Charming Shoppes, Inc.*	57,596
36,606	Charter Communications, Inc., Class A*	35,215
672	Cherokee, Inc.	22,747
2,015	Childrens Place Retail Stores, Inc. (The)*	43,040
2,937	Chipotle Mexican Grill, Inc., Class B*	252,347
3,243	Christopher & Banks Corp.	35,024
847	Churchill Downs, Inc.	38,564
2,508	Cinemark Holdings, Inc.	36,216
16,319	Citadel Broadcasting Corp.	17,135
1,242	Citi Trends, Inc.*	18,021
5,126	CKE Restaurants, Inc.	56,796
3,391	CKX, Inc.*	30,248
2,491	Coinstar, Inc.*	72,638
5,848	Collective Brands, Inc.*	92,223
1,239	Columbia Sportswear Co.	51,208
1,091	Conn’s, Inc.*	13,910
5,525	Cooper Tire & Rubber Co.	99,837
821	Core-Mark Holding Co., Inc.*	21,814
7,761	Corinthian Colleges, Inc.*	61,700
2,978	Cox Radio, Inc., Class A*	32,728
466	CPI Corp.	7,726
1,446	Crown Media Holdings, Inc., Class A*	8,011
3,937	CSK Auto Corp.*	35,709
702	CSS Industries, Inc.	24,507
2,544	Cumulus Media, Inc., Class A*	13,992
1,145	Deckers Outdoor Corp.*	126,683
8,391	Denny’s Corp.*	26,180
5,370	DeVry, Inc.	235,958

See accompanying notes to schedules of portfolio investments.

1,336	DG FastChannel, Inc.*	26,974
999	Dolan Media Co.*	22,288
3,925	Domino’s Pizza, Inc.	52,006
1,401	Dover Downs Gaming & Entertainment, Inc.	12,777
4,214	Dress Barn, Inc.*	55,541
1,626	Drew Industries, Inc.*	43,837
1,452	DSW, Inc., Class A*	26,441
2,728	Eddie Bauer Holdings, Inc.*	16,122
2,696	Emmis Communications Corp., Class A*	7,980
2,932	Entercom Communications Corp., Class A	32,750
6,193	Entravision Communications Corp., Class A*	35,919
2,199	Ethan Allen Interiors, Inc.	59,901
6,681	Exide Technologies*	68,280
1,074	FGX International Holdings Ltd.*	12,491
3,808	Finish Line, Class A	10,777
559	Fisher Communications, Inc.*	17,508
5,738	Fleetwood Enterprises, Inc.*	24,444
3,909	Fossil, Inc.*	125,792
3,589	Fred’s, Inc., Class A	31,511
1,714	FTD Group, Inc.	23,636
4,331	Furniture Brands International, Inc.	56,303
1,165	G-lII Apparel Group Ltd.*	15,250
1,550	Gaiam, Inc., Class A*	32,984
457	Gander Mountain Co.*	2,582
2,001	GateHouse Media, Inc.	12,546
3,669	Gaylord Entertainment Co.*	110,400
22,430	Gemstar-TV Guide International, Inc.*	106,318
2,039	Genesco, Inc.*	61,068
1,548	Global Sources Ltd.*	18,886
3,750	Gray Television, Inc.	21,750
2,748	Great Wolf Resorts, Inc.*	18,879
2,040	Group 1 Automotive, Inc.	49,980
1,790	GSI Commerce, Inc.*	25,901
2,567	Gymboree Corp.*	101,628
4,724	Harris Interactive, Inc.*	12,802
1,775	Haverty Furniture Cos., Inc.	17,431
8,957	Hayes Lemmerz International, Inc.*	28,483
577	Heelys, Inc.*	2,822
2,714	Helen of Troy Ltd.*	42,854
840	hhgregg, Inc.*	9,694
2,832	Hibbett Sports, Inc.*	44,746
992	Hooker Furniture Corp.	20,326
3,964	HOT Topic, Inc.*	18,195
3,353	Hovnanian Enterprises, Inc., Class A*	30,546
4,542	Iconix Brand Group, Inc.*	94,383
1,562	Ihop Corp.	71,508
3,232	Interactive Data Corp.	94,568
4,685	INVESTools, Inc.*	54,205
1,376	iRobot Corp.*	25,208
1,439	Isle of Capri Casinos, Inc.*	13,023
3,489	J. Crew Group, Inc.*	139,734
5,321	Jack in the Box, Inc.*	139,783
2,692	Jackson Hewitt Tax Service, Inc.	56,344
2,521	Jakks Pacific, Inc.*	70,462
4,660	Jamba, Inc.*	11,650
2,235	Jo-Ann Stores, Inc.*	36,877
1,620	JOS. A. Bank Clothiers, Inc.*	36,904
3,914	Journal Communications, Inc., Class A	26,967
2,315	K-Swiss, Inc., Class A	33,591
890	Kenneth Cole Productions, Inc., Class A	13,234
2,332	Knology, Inc.*	28,497
5,791	Krispy Kreme Doughnuts, Inc.*	15,462
4,602	La-Z-Boy, Inc.	38,795
1,595	Lakes Entertainment, Inc.*	9,379
1,119	Landry’s Restaurants, Inc.	19,840
3,085	Leapfrog Enterprises, Inc.*	17,585
6,869	Lear Corp.*	189,447
4,125	Lee Enterprises, Inc.	42,529
1,290	Libbey, Inc.	20,060
2,998	Life Time Fitness, Inc.*	87,122
921	Lifetime Brands, Inc.	9,514
2,442	Lin TV Corp., Class A*	25,079
420	Lincoln Educational Services Corp.*	5,040
1,422	Lithia Motors, Inc., Class A	14,618
6,570	Live Nation, Inc.*	77,986
10,081	LKQ Corp.*	214,120
2,036	LodgeNet Interactive Corp.*	18,955
1,679	Lodgian, Inc.*	15,027
1,127	Lululemon Athletica, Inc.*	30,316
1,080	M/I Homes, Inc.	17,809
3,607	Magna Entertainment Corp., Class A*	2,850
2,059	Maidenform Brands, Inc.*	25,470
1,896	Marcus Corp.	30,222
1,062	Marine Products Corp.	7,774
1,464	MarineMax, Inc.*	17,978
2,380	Martha Stewart Living Omnimedia, Class A*	16,755
4,441	Marvel Entertainment, Inc.*	111,691
2,830	Matthews International Corp., Class A	126,954
1,312	McCormick & Schmick’s Seafood Restaurants, Inc.*	14,222
1,980	Media General, Inc., Class A	30,888
4,858	Mediacom Communications Corp., Class A*	21,229
4,856	Men’s Wearhouse, Inc.	111,882
2,349	Meritage Homes Corp.*	35,564

See accompanying notes to schedules of portfolio investments.

1,324	Midas, Inc.*	20,032
2,904	Modine Manufacturing Co.	36,242
2,682	Monaco Coach Corp.	26,230
1,076	Monarch Casino & Resort, Inc.*	17,883
1,450	Monro Muffler, Inc.	24,287
1,979	Morgans Hotel Group Co.*	30,358
1,102	Morningstar, Inc.*	71,839
953	Morton’s Restaurant Group, Inc.*	7,386
1,541	Movado Group, Inc.	29,680
1,836	MTR Gaming Group, Inc.*	10,355
2,063	Multimedia Games, Inc.*	14,441
3,762	National CineMedia, Inc.	81,071
399	National Presto Industries, Inc.*	20,908
2,826	Nautilus, Inc.	11,841
4,207	NetFlix, Inc.*	132,857
1,950	New York & Co., Inc.*	11,310
4,095	NexCen Brands, Inc.*	16,134
951	Nexstar Broadcasting Group, Inc., Class A*	7,037
1,052	Noble International Ltd.	11,477
1,988	O’Charleys, Inc.	22,445
3,045	Orbitz Worldwide, Inc.*	19,214
1,474	Overstock.com, Inc.*	15,109
1,241	Oxford Industries, Inc.	26,235
6,290	Pacific Sunwear of California*	70,196
876	Palm Harbor Homes, Inc.*	4,415
1,927	Papa John’s International, Inc.*	50,391
1,223	Peet’s Coffee & Tea, Inc.*	28,630
3,569	PEP Boys-Manny Moe & Jack	40,829
1,018	Perry Ellis International, Inc.*	19,943
1,914	PetMed Express, Inc.*	21,915
2,165	PF Chang’s China Bistro, Inc.*	61,767
7,910	Pier 1 Imports, Inc.*	41,448
5,347	Pinnacle Entertainment, Inc.*	83,734
1,974	Playboy Enterprises, Inc., Class B*	15,910
3,204	Polaris Industries, Inc.	122,329
752	Pre-Paid Legal Services, Inc.*	35,833
2,619	Premier Exhibitions, Inc.*	12,519
3,394	priceline.com, Inc.*	386,984
3,949	Primedia, Inc.	30,486
11,138	Quiksilver, Inc.*	100,242
6,853	Radio One, Inc., Class D*	8,635
2,784	Raser Technologies, Inc.*	24,360
1,698	RC2 Corp.*	31,498
2,737	RCN Corp.*	30,381
1,492	Red Robin Gourmet Burgers, Inc.*	49,728
3,969	Regis Corp.	99,423
6,303	Rent-A-Center, Inc.*	108,096
2,477	Retail Ventures, Inc.*	16,670
911	Riviera Holdings Corp.*	20,780
4,865	Ruby Tuesday, Inc.	34,590
1,490	Russ Berrie & Co., Inc.*	19,459
1,703	Ruth’s Chris Steak House*	11,904
823	Salem Communications Corp., Class A	2,716
8,383	Sally Beauty Holdings, Inc.*	64,130
983	Sauer-Danfoss, Inc.	20,899
2,753	Scholastic Corp.*	95,997
4,006	Sealy Corp.	36,495
4,194	Select Comfort Corp.*	17,950
785	Shoe Carnival, Inc.*	10,637
3,155	Shuffle Master, Inc.*	25,997
1,307	Shutterfly, Inc.*	19,984
4,405	Sinclair Broadcast Group, Inc., Class A	40,658
6,319	Six Flags, Inc.*	12,448
1,827	Skechers U.S.A., Inc., Class A*	38,897
611	Skyline Corp.	17,230
2,656	Smith & Wesson Holding Corp.*	13,599
2,777	Sonic Automotive, Inc., Class A	49,375
5,445	Sonic Corp.*	116,142
5,920	Sotheby’s	199,622
3,080	Source Interlink Cos., Inc.*	5,205
3,609	Spanish Broadcasting System, Inc., Class A*	5,414
2,885	Spartan Motors, Inc.	23,455
1,247	Speedway Motorsports, Inc.	36,412
3,888	Stage Stores, Inc.	49,222
1,476	Stamps.com, Inc.*	13,063
1,410	Standard Motor Products, Inc.	10,448
5,800	Standard-Pacific Corp.	23,838
2,549	Steak N Shake Co. (The)*	21,259
2,431	Stein Mart, Inc.	14,367
1,443	Steiner Leisure Ltd.*	47,359
719	Steinway Musical Instruments*	17,766
1,836	Steven Madden Ltd.*	30,918
8,509	Stewart Enterprises, Inc., Class A	50,799
1,272	Stoneridge, Inc.*	13,712
1,302	Strayer Education, Inc.	202,721
2,028	Sturm Ruger & Co., Inc.*	16,021
5,845	Sun-Times Media Group, Inc.*	5,144
2,045	Superior Industries International, Inc.	35,501
5,138	Syntax-Brillian Corp.*	3,651
951	Systemax, Inc.	10,299
2,076	Talbots, Inc.	16,982
1,244	Tarragon Corp.*	2,177
6,731	Tempur-Pedic International, Inc.	117,254

See accompanying notes to schedules of portfolio investments.

4,147	Tenneco, Inc.*	104,712
4,718	Texas Roadhouse, Inc., Class A*	43,877
4,229	Timberland Co., Class A*	63,520
8,732	Tivo, Inc.*	75,794
1,455	Town Sports International Holdings, Inc.*	11,727
5,641	Triarc Cos., Inc., Class B	47,497
1,250	True Religion Apparel, Inc.*	25,537
2,786	Trump Entertainment Resorts, Inc.*	11,200
2,687	Tuesday Morning Corp.	14,483
5,506	Tupperware Brands Corp.	200,859
2,213	Tween Brands, Inc.*	65,505
768	Ulta Salon Cosmetics & Fragrance, Inc.*	10,760
2,218	Under Armour, Inc., Class A*	81,667
1,282	Unifirst Corp.	49,524
1,291	Universal Electronics, Inc.*	29,306
1,887	Universal Technical Institute, Inc.*	23,587
2,814	Vail Resorts, Inc.*	127,333
4,289	Valassis Communications, Inc.*	48,123
121	Value Line, Inc.	5,135
2,748	ValueVision Media, Inc., Class A*	14,454
11,613	Visteon Corp.*	40,645
1,312	Volcom, Inc.*	25,938
4,147	Warnaco Group, Inc. (The)*	155,761
2,766	WCI Communities, Inc.*	10,760
1,322	West Marine, Inc.*	10,669
6,358	Westwood One, Inc.	11,254
7,554	Wet Seal, Inc. (The), Class A*	21,604
664	Weyco Group, Inc.	17,948
2,647	Winnebago Industries	53,125
3,641	WMS Industries, Inc.*	138,249
4,879	Wolverine World Wide, Inc.	129,293
2,020	World Wrestling Entertainment, Inc., Class A	35,754
3,996	Zale Corp.*	77,203
1,546	Zumiez, Inc.*	27,179
		13,672,313
	Consumer Staples — 3.0%
323	Alico, Inc.	13,195
8,570	Alliance One International, Inc.*	41,993
613	American Dairy, Inc.*	5,339
4,789	American Oriental Bioengineering, Inc.*	47,794
1,394	Andersons, Inc. (The)	64,486
102	Arden Group, Inc.	13,568
809	Boston Beer Co., Inc., Class A*	28,849
1,129	Cal-Maine Foods, Inc.	38,951
4,526	Casey’s General Stores, Inc.	113,376
3,166	Central European Distribution Corp.*	184,198
6,256	Central Garden and Pet Co., Class A*	27,526
1,520	Chattem, Inc.*	118,408
3,803	Chiquita Brands International, Inc.*	77,847
533	Coca-Cola Bottling Co. Consolidated	29,150
7,244	Darling International, Inc.*	100,692
2,184	Elizabeth Arden, Inc.*	39,792
603	Farmer Bros. Co.	13,465
6,875	Flowers Foods, Inc.	155,787
2,747	Fresh Del Monte Produce, Inc.*	91,228
2,500	Great Atlantic & Pacific Tea Co.*	67,700
1,542	Green Mountain Coffee Roasters, Inc.*	47,046
3,555	Hain Celestial Group, Inc.*	95,985
1,053	Imperial Sugar Co.	20,218
1,111	Ingles Markets, Inc., Class A	26,675
771	Inter Parfums, Inc.	12,521
1,255	J&J Snack Foods Corp.	30,936
2,317	Jones Soda Co.*	12,350
1,880	Lancaster Colony Corp.	69,804
2,776	Lance, Inc.	46,498
2,951	Longs Drug Stores Corp.	141,737
1,401	Mannatech, Inc.	10,900
397	Maui Land & Pineapple Co., Inc.*	10,386
886	MGP Ingredients, Inc.	5,688
1,201	Nash Finch Co.	42,119
917	National Beverage Corp.	6,712
4,506	Nu Skin Enterprises, Inc., Class A	74,619
2,050	Pantry, Inc. (The)*	49,323
3,165	Performance Food Group Co.*	102,862
3,619	Pilgrim’s Pride Corp.	84,902
3,036	Prestige Brands Holdings, Inc.*	23,408
1,199	Pricesmart, Inc.	29,088
2,300	Ralcorp Holdings, Inc.*	127,535
1,954	Reddy Ice Holdings, Inc.	46,056
17,616	Revlon, Inc., Class A*	17,968
3,681	Ruddick Corp.	118,712
1,515	Sanderson Farms, Inc.	52,813
32	Seaboard Corp.	50,880
1,941	Spartan Stores, Inc.	40,916
3,506	Spectrum Brands, Inc.*	13,183
387	Synutra International, Inc.*	10,399
313	Tiens Biotech Group USA, Inc.*	642
3,199	Tootsie Roll Industries, Inc.	77,512
2,795	TreeHouse Foods, Inc.*	61,965
3,834	United Natural Foods, Inc.*	64,871
2,421	Universal Corp.	137,779
756	USANA Health Sciences, Inc.*	23,572
2,783	Vector Group Ltd.	51,152

See accompanying notes to schedules of portfolio investments.

275	Village Super Market, Class A	12,155
1,575	WD-40 Co.	48,951
1,112	Weis Markets, Inc.	36,040
3,066	Winn-Dixie Stores, Inc.*	50,129
		3,260,351
	Energy — 7.2%
2,250	Allis-Chalmers Energy, Inc.*	28,395
1,161	Alon USA Energy, Inc.	18,216
5,871	Alpha Natural Resources, Inc.*	238,010
817	APCO Argentina, Inc.	15,507
776	Approach Resources, Inc.*	10,841
2,729	Arena Resources, Inc.*	110,470
1,189	Arlington Tankers Ltd.	23,899
2,047	Atlas America, Inc.	123,782
2,279	ATP Oil & Gas Corp.*	80,335
2,456	Atwood Oceanics, Inc.*	228,629
2,696	Aventine Renewable Energy Holdings, Inc.*	17,335
3,660	Basic Energy Services, Inc.*	77,446
3,539	Berry Petroleum Co., Class A	145,488
2,765	Bill Barrett Corp.*	128,130
1,630	Bois d’Arc Energy, Inc.*	34,996
4,630	BPZ Resources, Inc.*	73,015
4,086	Brigham Exploration Co.*	31,912
1,813	Bristow Group, Inc.*	95,654
2,331	Bronco Drilling Co., Inc.*	36,853
3,831	Cal Dive International, Inc.*	39,919
1,859	Callon Petroleum Co.*	34,280
1,817	CARBO Ceramics, Inc.	67,120
2,390	Carrizo Oil & Gas, Inc.*	138,022
495	Clayton Williams Energy, Inc.*	18,736
895	Clean Energy Fuels Corp.*	13,676
3,828	Complete Production Services, Inc.*	74,340
3,978	Comstock Resources, Inc.*	144,401
2,065	Concho Resources, Inc.*	48,114
1,175	Contango Oil & Gas Co.*	75,552
3,303	Crosstex Energy, Inc.	118,082
1,795	CVR Energy, Inc.*	50,439
683	Dawson Geophysical Co.*	44,989
1,054	Delek U.S. Holdings, Inc.	16,632
5,884	Delta Petroleum Corp.*	140,981
1,903	Double Hull Tankers, Inc.	21,409
2,387	Dril-Quip, Inc.*	111,664
2,549	Edge Petroleum Corp.*	12,235
4,759	Encore Acquisition Co.*	175,131
2,531	Energy Partners Ltd.*	27,234
1,499	ENGlobal Corp.*	13,851
7,494	Evergreen Energy, Inc.*	16,112
5,522	EXCO Resources, Inc.*	95,807
5,404	Exterran Holdings, Inc.*	376,389
3,385	FX Energy, Inc.*	15,876
2,564	General Maritime Corp.	60,357
2,889	GeoGlobal Resources, Inc.*	9,591
612	Geokinetics, Inc.*	10,508
1,620	GeoMet, Inc.*	9,720
1,199	GMX Resources, Inc.*	34,759
3,124	Golar LNG Ltd.	59,637
1,707	Goodrich Petroleum Corp.*	41,190
16,560	Grey Wolf, Inc.*	102,672
960	Gulf Island Fabrication, Inc.	28,003
2,049	Gulfmark Offshore, Inc.*	103,802
2,052	Gulfport Energy Corp.*	29,631
3,125	Harvest Natural Resources, Inc.*	38,312
7,439	Hercules Offshore, Inc.*	188,504
2,059	Hornbeck Offshore Services, Inc.*	92,511
11,382	International Coal Group, Inc.*	70,796
7,431	ION Geophysical Corp.*	98,758
896	Kayne Anderson Energy Development Co.	21,289
1,532	Knightsbridge Tankers Ltd.	39,280
1,348	Lufkin Industries, Inc.	77,052
7,805	Mariner Energy, Inc.*	216,433
2,381	Matrix Service Co.*	48,429
3,826	McMoRan Exploration Co.*	64,277
8,004	Meridian Resource Corp.*	12,406
1,652	NATCO Group, Inc.*	78,718
8,053	Newpark Resources*	35,675
2,685	Nordic American Tanker Shipping	76,093
2,808	Nova Biosource Fuels, Inc.*	5,672
4,411	Oil States International, Inc.*	185,968
12,500	Oilsands Quest, Inc.*	50,000
356	OYO Geospace Corp.*	17,138
3,186	Pacific Ethanol, Inc.*	15,803
3,695	Parallel Petroleum Corp.*	68,284
9,999	Parker Drilling Co.*	66,293
3,669	Penn Virginia Corp.	156,153
17,211	PetroHawk Energy Corp.*	311,175
1,334	Petroleum Development Corp.*	93,060
3,720	Petroquest Energy, Inc.*	58,627
1,219	PHI, Inc. (Non-Voting)*	36,887
4,446	Pioneer Drilling Co.*	59,621
14,579	Rentech, Inc.*	18,369
861	Rex Energy Corp.*	13,518
4,548	Rosetta Resources, Inc.*	93,052
2,885	RPC, Inc.	37,995

See accompanying notes to schedules of portfolio investments.

2,822	Ship Finance International Ltd.	72,920
2,511	Stone Energy Corp.*	127,458
4,208	Sulphco, Inc.*	17,716
910	Superior Offshore International, Inc.*	3,558
1,404	Superior Well Services, Inc.*	36,293
2,678	Swift Energy Co.*	127,821
548	T-3 Energy Services, Inc.*	27,055
1,354	Toreador Resources Corp.*	12,700
1,065	Trico Marine Services, Inc.*	42,089
3,019	TXCO Resources, Inc.*	42,024
1,235	Union Drilling, Inc.*	24,725
4,674	Uranium Resources, Inc.*	44,309
1,212	US BioEnergy Corp.*	8,884
9,625	USEC, Inc.*	61,407
5,295	Vaalco Energy, Inc.*	23,616
1,276	Venoco, Inc.*	16,665
3,570	VeraSun Energy Corp.*	32,273
3,645	Verenium Corp.*	10,898
2,725	W-H Energy Services, Inc.*	171,321
5,212	Warren Resources, Inc.*	69,737
3,767	Whiting Petroleum Corp.*	230,616
3,318	Willbros Group, Inc.*	113,675
2,556	World Fuel Services Corp.	79,952
		7,743,634
	Financials — 18.7%
1,236	1st Source Corp.	21,581
940	Abington Bancorp, Inc.	9,428
2,878	Acadia Realty Trust (REIT)	65,935
5,482	Advance America Cash Advance Centers, Inc.	40,731
3,320	Advanta Corp., Class B	25,630
694	Agree Realty Corp. (REIT)	19,439
1,526	Alabama National Bancorporation	122,324
5,461	Alesco Financial, Inc. (REIT)	15,564
180	Alexander’s, Inc. (REIT)*	54,441
2,856	Alexandria Real Estate Equities, Inc. (REIT)	262,181
2,936	Alfa Corp.	63,917
3,709	Alternative Asset Management Acquisition Corp.*	34,123
1,965	Amcore Financial, Inc.	38,160
2,426	American Campus Communities, Inc. (REIT)	63,319
5,092	American Equity Investment Life Holding Co.	48,629
11,670	American Financial Realty Trust (REIT)	90,209
811	American Physicians Capital, Inc.	35,789
1,539	AmericanWest Bancorp	13,589
1,213	Ameris Bancorp	17,249
1,684	Amerisafe, Inc.*	22,145
1,830	Ampal American Israel, Class A*	11,804
2,293	Amtrust Financial Services, Inc.	38,293
1,754	Anchor Bancorp Wisconsin, Inc.	33,203
5,744	Anthracite Capital, Inc. (REIT)	36,704
6,434	Anworth Mortgage Asset Corp. (REIT)	61,059
10,687	Apollo Investment Corp.	165,649
1,212	Arbor Realty Trust, Inc. (REIT)	19,489
6,224	Ares Capital Corp.	79,792
2,629	Argo Group International Holdings Ltd.*	98,377
9,489	Ashford Hospitality Trust, Inc. (REIT)	63,102
7,895	Aspen Insurance Holdings Ltd.	228,481
1,336	Asset Acceptance Capital Corp.	13,026
1,317	Associated Estates Realty Corp. (REIT)	12,972
7,184	Assured Guaranty Ltd.	184,270
1,007	Asta Funding, Inc.	16,293
728	Baldwin & Lyons, Inc., Class B	17,734
714	Bancfirst Corp.	30,081
2,437	Banco Latinoamericano de Exportaciones S.A., Class E	32,753
1,017	Bancorp, Inc.*	11,634
4,464	Bank Mutual Corp.	47,988
1,095	Bank of the Ozarks, Inc.	25,897
3,740	BankAtlantic Bancorp, Inc., Class A	17,054
2,076	BankFinancial Corp.	29,521
2,861	BankUnited Financial Corp., Class A	13,962
1,387	Banner Corp.	30,042
3,264	Beneficial Mutual Bancorp, Inc.*	29,866
958	Berkshire Hills Bancorp, Inc.	21,699
5,863	BioMed Realty Trust, Inc. (REIT)	128,517
894	BlackRock Kelso Capital Corp.	11,229
3,318	Boston Private Financial Holdings, Inc.	45,689
5,648	Brookline Bancorp, Inc.	54,277
662	BRT Realty Trust (REIT)	8,341
1,910	Calamos Asset Management, Inc., Class A	35,125
1,137	Capital City Bank Group, Inc.	30,597
855	Capital Corp. of the West	11,756
272	Capital Southwest Corp.	29,936
1,222	Capital Trust, Inc., Class A (REIT)	33,727
1,276	Capitol Bancorp Ltd.	23,759
3,897	CapLease, Inc. (REIT)	32,150
2,012	Cascade Bancorp	20,442
2,660	Cash America International, Inc.	86,078
710	Castlepoint Holdings Ltd.	8,967
4,584	Cathay General Bancorp	100,481
2,611	CBRE Realty Finance, Inc. (REIT)	12,898
3,958	Cedar Shopping Centers, Inc. (REIT)	45,992
4,565	Centennial Bank Holdings, Inc.*	27,070
900	Center Financial Corp.	8,757
4,562	Centerline Holding Co.	22,810

See accompanying notes to schedules of portfolio investments.

2,576	Central Pacific Financial Corp.	47,630
2,223	Chemical Financial Corp.	49,395
2,986	Chimera Investment Corp. (REIT)	49,478
6,782	Citizens Republic Bancorp, Inc.	75,484
3,299	Citizens, Inc.*	18,639
1,223	City Bank	22,552
1,537	City Holding Co.	57,238
1,074	Clayton Holdings, Inc.*	4,650
1,000	Clifton Savings Bancorp, Inc.	9,890
1,481	CNA Surety Corp.*	20,897
1,657	CoBiz Financial, Inc.	20,365
1,566	Cohen & Steers, Inc.	39,432
1,603	Columbia Banking System, Inc.	37,013
4,379	Commerce Group, Inc.	158,695
933	Community Bancorp*	11,476
2,695	Community Bank System, Inc.	59,560
1,363	Community Trust Bancorp, Inc.	36,869
1,896	Compass Diversified Holdings	25,786
1,822	CompuCredit Corp.*	18,912
512	Consolidated-Tomoka Land Co.	26,368
3,495	Corporate Office Properties Trust SBI MD (REIT)	107,087
3,487	Corus Bankshares, Inc.	36,021
3,631	Cousins Properties, Inc. (REIT)	88,088
1,416	Cowen Group, Inc.*	10,620
2,274	Crawford & Co., Class B*	9,369
459	Credit Acceptance Corp.*	6,968
2,240	Crystal River Capital, Inc. (REIT)	23,923
5,941	CVB Financial Corp.	54,598
688	Darwin Professional Underwriters, Inc.*	14,407
15,086	DCT Industrial Trust, Inc. (REIT)	135,171
4,633	Deerfield Capital Corp. (REIT)	30,068
3,890	Delphi Financial Group, Inc.	117,322
8,468	DiamondRock Hospitality Co. (REIT)	105,765
5,050	Digital Realty Trust, Inc. (REIT)	181,295
2,206	Dime Community Bancshares	33,575
1,438	Dollar Financial Corp.*	32,312
1,190	Donegal Group, Inc., Class A	19,421
1,891	Downey Financial Corp.	49,525
3,135	DuPont Fabros Technology, Inc. (REIT)	52,668
2,127	EastGroup Properties, Inc. (REIT)	90,249
2,506	Education Realty Trust, Inc. (REIT)	31,926
1,195	eHealth, Inc.*	29,266
535	EMC Insurance Group, Inc.	11,834
4,445	Employers Holdings, Inc.	76,232
1,440	Encore Capital Group, Inc.*	10,627
2,000	Energy Infrastructure Acquisition Corp.*	19,840
627	Enstar Group Ltd.*	61,440
923	Enterprise Financial Services Corp.	18,469
2,516	Entertainment Properties Trust (REIT)	117,925
779	Epoch Holding Corp.	8,733
1,804	Equity Lifestyle Properties, Inc. (REIT)	82,407
3,260	Equity One, Inc. (REIT)	69,764
825	Evercore Partners, Inc., Class A	16,203
5,767	Extra Space Storage, Inc. (REIT)	86,909
3,318	Ezcorp, Inc., Class A*	38,920
1,289	FBL Financial Group, Inc., Class A	37,909
2,783	FBR Capital Markets Corp.*	19,453
789	FCStone Group, Inc.*	36,799
924	Federal Agricultural Mortgage Corp., Class C	22,213
5,589	FelCor Lodging Trust, Inc. (REIT)	70,533
2,410	Financial Federal Corp.	51,936
1,531	First Acceptance Corp.*	4,991
1,078	First Bancorp/North Carolina	19,091
8,286	First Bancorp/Puerto Rico	74,905
2,325	First Busey Corp.	43,501
2,229	First Cash Financial Services, Inc.*	20,841
3,149	First Charter Corp.	76,237
6,629	First Commonwealth Financial Corp.	70,135
2,318	First Community Bancorp, Inc.	66,063
900	First Community Bancshares, Inc.	28,485
2,974	First Financial Bancorp	34,469
1,859	First Financial Bankshares, Inc.	70,400
1,183	First Financial Corp.	31,054
1,069	First Financial Holdings, Inc.	24,277
4,066	First Industrial Realty Trust, Inc. (REIT)	123,525
1,641	First Merchants Corp.	44,323
1,107	First Mercury Financial Corp.*	18,210
4,454	First Midwest Bancorp, Inc.	116,027
9,489	First Niagara Financial Group, Inc.	108,364
1,471	First Place Financial Corp.	18,034
2,169	First Potomac Realty Trust (REIT)	33,901
747	First Regional Bancorp*	11,959
762	First South Bancorp, Inc.	14,996
1,832	First State Bancorporation	21,764
1,222	FirstFed Financial Corp.*	38,188
7,208	FirstMerit Corp.	135,294
3,985	Flagstar Bancorp, Inc.	28,533
1,230	Flagstone Reinsurance Holdings Ltd.	15,732
1,891	Flushing Financial Corp.	30,823
5,407	FNB Corp./Pennsylvania	74,130
817	Fpic Insurance Group, Inc.*	35,678
2,270	Franklin Bank Corp.*	8,717
5,331	Franklin Street Properties Corp. (REIT)	67,277

See accompanying notes to schedules of portfolio investments.

6,069	Fremont General Corp.*	6,069
12,572	Friedman Billings Ramsey Group, Inc., Class A (REIT)	31,304
3,701	Frontier Financial Corp.	55,441
678	FX Real Estate and Entertainment, Inc.*	3,858
495	GAMCO Investors, Inc.	27,730
1,553	Getty Realty Corp. (REIT)	41,714
1,436	GFI Group, Inc.*	109,926
4,720	Glacier Bancorp, Inc.	81,137
1,849	Gladstone Capital Corp.	31,063
3,324	Glimcher Realty Trust (REIT)	38,558
2,815	GMH Communities Trust (REIT)	25,222
2,230	Gramercy Capital Corp. (REIT)	45,559
932	Great Southern Bancorp, Inc.	16,729
1,024	Green Bankshares, Inc.	18,657
1,602	Greenhill & Co., Inc.	104,146
960	Greenlight Capital Re Ltd., Class A*	18,240
3,522	Grubb & Ellis Co.	23,351
411	Hallmark Financial Services*	4,842
2,397	Hancock Holding Co.	88,785
3,418	Hanmi Financial Corp.	26,079
1,323	Harleysville Group, Inc.	44,426
2,751	Harleysville National Corp.	36,561
4,540	Healthcare Realty Trust, Inc. (REIT)	108,007
1,138	Heartland Financial USA, Inc.	20,234
4,813	Heckmann Corp.*	35,424
2,900	Hercules Technology Growth Capital, Inc.	34,481
1,198	Heritage Commerce Corp.	19,743
3,652	Hersha Hospitality Trust (REIT)	32,795
1,473	HFF, Inc., Class A*	10,782
4,945	Hicks Acquisition Co. I, Inc.*	45,098
5,095	Highwoods Properties, Inc. (REIT)	150,201
3,294	Hilb Rogal & Hobbs Co.	100,862
4,249	Hilltop Holdings, Inc.*	44,105
1,030	Home Bancshares, Inc.	20,579
2,978	Home Properties, Inc. (REIT)	137,048
3,869	Horace Mann Educators Corp.	67,243
1,098	Horizon Financial Corp.	14,054
1,039	IBERIABANK Corp.	46,204
6,815	IMPAC Mortgage Holdings, Inc. (REIT)	7,156
492	Imperial Capital Bancorp, Inc.	11,001
566	Independence Holding Co.	6,226
2,023	Independent Bank Corp./Michigan	19,744
1,272	Independent Bank Corp./Massachusetts	33,670
1,465	Infinity Property & Casualty Corp.	58,849
5,204	Inland Real Estate Corp. (REIT)	72,544
1,861	Integra Bank Corp.	26,445
3,583	Interactive Brokers Group, Inc.*	111,324
4,589	International Bancshares Corp.	99,490
4,573	Investors Bancorp, Inc.*	66,309
5,060	Investors Real Estate Trust (REIT)	47,412
5,417	IPC Holdings Ltd.	146,909
1,685	Irwin Financial Corp.	12,654
2,318	JER Investors Trust, Inc. (REIT)	23,760
439	K-Fed Bancorp	4,548
416	Kansas City Life Insurance Co.	17,193
2,622	KBW, Inc.*	56,294
1,918	Kearny Financial Corp.	20,523
1,868	Kite Realty Group Trust (REIT)	23,612
8,698	Knight Capital Group, Inc., Class A*	139,429
1,279	Kohlberg Capital Corp.	14,478
4,763	LaBranche & Co., Inc.*	22,100
8,773	Ladenburg Thalmann Financial Services, Inc.*	15,440
1,796	Lakeland Bancorp, Inc.	20,007
1,092	Lakeland Financial Corp.	22,277
1,394	LandAmerica Financial Group, Inc.	51,327
3,592	LaSalle Hotel Properties (REIT)	103,809
5,927	Lexington Realty Trust (REIT)	85,764
2,119	LTC Properties, Inc. (REIT)	51,153
3,879	Luminent Mortgage Capital, Inc. (REIT)	2,211
1,386	Macatawa Bank Corp.	12,779
3,355	Maguire Properties, Inc. (REIT)	76,226
1,678	MainSource Financial Group, Inc.	21,999
3,390	Marathon Acquisition Corp.*	26,374
2,781	MarketAxess Holdings, Inc.*	26,058
5,025	Max Capital Group Ltd.	139,394
3,268	MB Financial, Inc.	94,020
5,597	MCG Capital Corp.	67,164
2,871	Meadowbrook Insurance Group, Inc.*	22,853
4,670	Medical Properties Trust, Inc. (REIT)	55,947
4,097	Meruelo Maddux Properties, Inc.*	17,412
13,585	MFA Mortgage Investments, Inc. (REIT)	129,873
2,280	Mid-America Apartment Communities, Inc. (REIT)	110,557
883	Midland Co. (The)	57,059
1,977	Midwest Banc Holdings, Inc.	20,304
1,759	Mission West Properties (REIT)	16,183
9,214	Montpelier Re Holdings Ltd.	146,595
2,173	MVC Capital, Inc.	32,747
2,004	Nara Bancorp, Inc.	21,964
338	NASB Financial, Inc.	7,267
3,374	National Financial Partners Corp.	80,200
2,086	National Health Investors, Inc. (REIT)	62,851
475	National Interstate Corp.	13,072
6,940	National Penn Bancshares, Inc.	111,109

See accompanying notes to schedules of portfolio investments.

6,407	National Retail Properties, Inc. (REIT)	132,625
202	National Western Life Insurance Co., Class A	35,986
8,532	Nationwide Health Properties, Inc. (REIT)	258,776
1,176	Navigators Group, Inc.*	64,362
2,888	NBT Bancorp, Inc.	55,363
1,568	Nelnet, Inc., Class A	17,091
10,163	NewAlliance Bancshares, Inc.	115,655
3,720	Newcastle Investment Corp. (REIT)	39,990
1,661	NewStar Financial, Inc.*	9,833
1,563	NGP Capital Resources Co.	25,493
1,806	Northfield Bancorp, Inc.*	18,493
5,495	NorthStar Realty Finance Corp. (REIT)	48,851
1,642	Northwest Bancorp, Inc.	43,365
3,709	NRDC Acquisition Corp.*	34,308
2,201	NTR Acquisition Co.*	21,086
522	NYMAGIC, Inc.	12,601
3,181	Ocwen Financial Corp.*	19,086
2,537	Odyssey Re Holdings Corp.	91,789
5,950	Old National Bancorp	92,344
1,088	Old Second Bancorp, Inc.	28,027
1,133	Omega Financial Corp.	31,169
6,023	Omega Healthcare Investors, Inc. (REIT)	102,150
3,913	optionsXpress Holdings, Inc.	90,625
1,856	Oriental Financial Group	38,642
1,090	Oritani Financial Corp.*	12,055
4,212	Pacific Capital Bancorp	88,241
1,085	Park National Corp.	65,643
1,423	Parkway Properties, Inc. (REIT)	50,872
1,850	Patriot Capital Funding, Inc.	19,351
1,791	PennantPark Investment Corp.	16,638
2,879	Pennsylvania Real Estate Investment Trust (REIT)	71,198
1,302	Penson Worldwide, Inc.*	13,306
942	Peoples Bancorp, Inc.	20,460
2,026	PFF Bancorp, Inc.	17,160
10,221	Phoenix Cos., Inc. (The)	116,315
1,365	Pico Holdings, Inc.*	46,656
1,994	Pinnacle Financial Partners, Inc.*	45,742
1,567	Piper Jaffray Cos.*	60,690
4,818	Platinum Underwriters Holdings Ltd.	166,221
2,923	PMA Capital Corp., Class A*	23,969
1,353	Portfolio Recovery Associates, Inc.	49,412
3,909	Post Properties, Inc. (REIT)	164,413
3,496	Potlatch Corp. (REIT)	144,280
826	Preferred Bank	15,132
1,935	Presidential Life Corp.	32,431
4,033	Primus Guaranty Ltd.*	16,858
1,690	PrivateBancorp, Inc.	50,852
2,986	ProAssurance Corp.*	158,766
2,107	Prospect Capital Corp.	31,710
3,182	Prosperity Bancshares, Inc.	84,005
2,888	Provident Bankshares Corp.	36,764
5,537	Provident Financial Services, Inc.	66,389
3,594	Provident New York Bancorp	47,117
1,425	PS Business Parks, Inc. (REIT)	69,184
545	Pzena Investment Management, Inc., Class A	5,930
710	QC Holdings, Inc.	5,829
1,493	Quadra Realty Trust, Inc. (REIT)	16,199
5,671	RAIT Financial Trust (REIT)	43,383
1,630	RAM Holdings Ltd.*	2,722
1,664	Ramco-Gershenson Properties Trust (REIT)	36,974
9,050	Realty Income Corp. (REIT)	208,240
2,226	Redwood Trust, Inc. (REIT)	74,393
1,897	Renasant Corp.	39,951
849	Republic Bancorp, Inc., Class A	13,890
1,183	Resource America, Inc., Class A	14,137
1,973	Resource Capital Corp. (REIT)	16,218
1,744	RLI Corp.	91,089
796	Rockville Financial, Inc.	9,035
909	Roma Financial Corp.	12,135
486	Royal Bancshares of Pennsylvania	6,488
2,222	S & T Bancorp, Inc.	62,994
1,453	Safety Insurance Group, Inc.	53,892
1,665	Sanders Morris Harris Group, Inc.	14,868
1,410	Sandy Spring Bancorp, Inc.	38,366
393	Santander BanCorp.	4,563
960	Saul Centers, Inc. (REIT)	44,544
910	SCBT Financial Corp.	27,218
6,091	Scottish Re Group Ltd.*	2,924
1,863	SeaBright Insurance Holdings, Inc.*	27,759
1,329	Seacoast Banking Corp. of Florida	13,290
1,466	Security Bank Corp.	9,939
2,135	Security Capital Assurance Ltd.	3,245
4,914	Selective Insurance Group	116,757
8,501	Senior Housing Properties Trust (REIT)	180,816
679	Sierra Bancorp	15,189
2,658	Signature Bank*	70,437
1,266	Simmons First National Corp., Class A	32,346
6,642	South Financial Group, Inc. (The)	95,844
1,026	Southside Bancshares, Inc.	21,310
1,280	Southwest Bancorp, Inc.	20,723
1,940	Sovran Self Storage, Inc. (REIT)	74,787
1,293	State Auto Financial Corp.	35,092
1,672	Sterling Bancorp	23,542

See accompanying notes to schedules of portfolio investments.

6,666	Sterling Bancshares, Inc.	62,060
2,365	Sterling Financial Corp./Pennsylvania	39,566
4,592	Sterling Financial Corp./Washington	68,375
1,541	Stewart Information Services Corp.	45,876
1,339	Stifel Financial Corp.*	58,367
6,660	Strategic Hotels & Resorts, Inc. (REIT)	94,838
443	Stratus Properties, Inc.*	12,989
900	Suffolk Bancorp	26,883
1,409	Sun Bancorp, Inc.*	17,979
1,434	Sun Communities, Inc. (REIT)	29,225
5,594	Sunstone Hotel Investors, Inc. (REIT)	87,602
3,608	Superior Bancorp*	18,834
7,624	Susquehanna Bancshares, Inc.	151,641
3,071	SVB Financial Group*	139,116
1,999	SWS Group, Inc.	22,769
1,044	SY Bancorp, Inc.	22,937
2,802	Tanger Factory Outlet Centers (REIT)	99,471
492	Taylor Capital Group, Inc.	8,020
990	Tejon Ranch Co.*	35,046
2,099	Texas Capital Bancshares, Inc.*	31,401
2,127	Thomas Properties Group, Inc.	20,164
1,932	Thomas Weisel Partners Group, Inc.*	17,002
1,912	TICC Capital Corp.	21,414
1,617	TierOne Corp.	23,770
589	Tompkins Financial Corp.	25,945
1,786	Tower Group, Inc.	50,740
2,595	TradeStation Group, Inc.*	24,912
1,026	Triad Guaranty, Inc.*	6,033
1,256	Trico Bancshares	21,189
4,302	Triplecrown Acquisition Corp.*	39,191
6,729	Trustco Bank Corp.	58,206
4,384	Trustmark Corp.	86,628
4,150	U-Store-It Trust (REIT)	41,625
1,058	U.S. Global Investors, Inc., Class A	17,827
8,949	UCBH Holdings, Inc.	101,034
2,774	UMB Financial Corp.	106,189
5,487	Umpqua Holdings Corp.	77,751
1,196	Union Bankshares Corp.	20,918
2,078	United America Indemnity Ltd., Class A*	38,983
3,433	United Bankshares, Inc.	90,185
3,723	United Community Banks, Inc.	53,016
2,402	United Community Financial Corp.	13,331
1,962	United Fire & Casualty Co.	67,395
733	United Security Bancshares	9,822
1,057	Universal Health Realty Income Trust (REIT)	35,589
1,163	Univest Corp. of Pennsylvania	23,807
1,894	Urstadt Biddle Properties, Inc., Class A (REIT)	27,823
1,416	Validus Holdings Ltd.	35,173
1,040	ViewPoint Financial Group	16,141
1,535	Virginia Commerce Bancorp*	15,473
10,222	W Holding Co., Inc.	13,391
7,517	Waddell & Reed Financial, Inc.	235,583
4,035	Washington Real Estate Investment Trust (REIT)	128,797
1,023	Washington Trust Bancorp, Inc.	23,652
877	Wauwatosa Holdings, Inc.*	10,314
2,259	WesBanco, Inc.	52,612
1,406	West Coast Bancorp	21,090
2,692	Westamerica Bancorporation	127,412
1,485	Western Alliance Bancorp*	17,790
927	Westfield Financial, Inc.	9,289
1,578	Wilshire Bancorp, Inc.	11,172
4,530	Winthrop Realty Trust (REIT)	22,559
2,163	Wintrust Financial Corp.	73,001
1,569	World Acceptance Corp.*	47,666
1,964	WP Stewart & Co., Ltd.	3,928
563	WSFS Financial Corp.	26,658
3,318	Zenith National Insurance Corp.	113,077
		20,176,551
	Health Care — 12.9%
1,872	Abaxis, Inc.*	54,550
2,589	Abiomed, Inc.*	37,023
2,774	Acadia Pharmaceuticals, Inc.*	27,518
1,474	Accuray, Inc.*	15,285
2,549	Acorda Therapeutics, Inc.*	52,102
382	Affymax, Inc.*	7,353
6,146	Affymetrix, Inc.*	117,880
935	Air Methods Corp.*	38,447
4,932	Akorn, Inc.*	31,368
2,187	Albany Molecular Research, Inc.*	24,341
3,262	Alexion Pharmaceuticals, Inc.*	197,710
1,818	Alexza Pharmaceuticals, Inc.*	11,490
5,302	Align Technology, Inc.*	65,480
9,008	Alkermes, Inc.*	116,563
2,285	Alliance Imaging, Inc.*	22,439
3,742	Allos Therapeutics, Inc.*	20,918
4,959	Allscripts Healthcare Solutions, Inc.*	52,913
3,135	Alnylam Pharmaceuticals, Inc.*	89,034
3,884	Alpharma, Inc., Class A*	97,799
1,901	Altus Pharmaceuticals, Inc.*	10,988
1,500	AMAG Pharmaceuticals, Inc.*	65,655
2,325	Amedisys, Inc.*	99,463
1,123	American Dental Partners, Inc.*	10,747
6,455	American Medical Systems Holdings, Inc.*	94,178

See accompanying notes to schedules of portfolio investments.

4,726	AMERIGROUP Corp.*	170,136
448	Amicus Therapeutics, Inc.*	4,413
3,107	AMN Healthcare Services, Inc.*	50,302
2,737	Amsurg Corp.*	65,934
1,186	Analogic Corp.	69,393
1,880	Angiodynamics, Inc.*	31,170
1,057	Animal Health International, Inc.*	11,141
7,063	Applera Corp.- Celera Group*	97,893
3,910	Apria Healthcare Group, Inc.*	84,886
6,465	Arena Pharmaceuticals, Inc.*	43,833
6,152	Ariad Pharmaceuticals, Inc.*	20,609
3,488	Arqule, Inc.*	15,905
4,210	Array Biopharma, Inc.*	23,576
2,464	Arthrocare Corp.*	98,930
1,385	Aspect Medical Systems, Inc.*	17,271
5,393	Assisted Living Concepts, Inc., Class A*	32,466
621	athenahealth, Inc.*	20,195
2,801	Auxilium Pharmaceuticals, Inc.*	89,744
1,712	Bentley Pharmaceuticals, Inc.*	25,389
1,673	Bio-Rad Laboratories, Inc., Class A*	157,998
994	Bio-Reference Labs, Inc.*	27,484
545	Biodel, Inc.*	7,625
995	BioForm Medical, Inc.*	5,622
8,582	BioMarin Pharmaceutical, Inc.*	326,459
961	BioMimetic Therapeutics, Inc.*	13,204
4,706	Bionovo, Inc.*	5,694
2,735	BMP Sunstone Corp.*	23,603
5,820	Bruker Corp.*	79,559
1,907	Cadence Pharmaceuticals, Inc.*	9,993
2,568	Cambrex Corp.	22,419
1,032	Cantel Medical Corp.*	11,373
2,081	Capital Senior Living Corp.*	15,691
951	Caraco Pharmaceutical Laboratories Ltd.*	15,625
6,992	Cell Genesys, Inc.*	16,501
3,907	Centene Corp.*	70,013
4,935	Cepheid, Inc.*	136,601
2,142	Chemed Corp.	102,195
813	Computer Programs & Systems, Inc.	18,105
2,634	Conceptus, Inc.*	44,936
2,534	Conmed Corp.*	68,317
682	Corvel Corp.*	20,549
2,872	Cross Country Healthcare, Inc.*	31,190
2,206	CryoLife, Inc.*	20,758
4,957	Cubist Pharmaceuticals, Inc.*	90,217
1,137	Cutera, Inc.*	14,417
5,318	CV Therapeutics, Inc.*	31,057
2,108	Cyberonics, Inc.*	27,193
719	Cynosure, Inc., Class A*	17,206
3,314	Cypress Bioscience, Inc.*	26,512
3,082	Cytokinetics, Inc.*	10,386
7,777	CytRx Corp.*	13,999
1,151	Datascope Corp.	40,055
7,480	Dendreon Corp.*	39,494
1,704	Dionex Corp.*	125,789
8,652	Discovery Laboratories, Inc.*	17,996
6,634	Durect Corp.*	32,971
4,092	Eclipsys Corp.*	87,364
832	Emergency Medical Services Corp.*	20,575
533	Emergent Biosolutions, Inc.*	3,981
1,094	Emeritus Corp.*	24,221
6,102	Encysive Pharmaceuticals, Inc.*	14,035
413	Ensign Group, Inc.(The)	3,577
2,781	Enzo Biochem, Inc.*	26,197
3,947	Enzon Pharmaceuticals, Inc.*	33,905
3,508	eResearchTechnology, Inc.*	41,956
4,149	ev3, Inc.*	36,677
9,341	Exelixis, Inc.*	59,596
1,223	Genomic Health, Inc.*	23,323
513	Genoptix, Inc.*	13,169
2,473	Gentiva Health Services, Inc.*	53,318
5,935	GenVec, Inc.*	6,766
6,528	Geron Corp.*	32,118
2,000	Greatbatch, Inc.*	42,740
1,509	GTx, Inc.*	24,702
2,378	Haemonetics Corp.*	138,162
5,768	Halozyme Therapeutics, Inc.*	31,724
858	Hansen Medical, Inc.*	16,122
2,770	HealthExtras, Inc.*	76,313
7,053	Healthsouth Corp.*	113,412
4,284	Healthspring, Inc.*	75,184
3,140	Healthways, Inc.*	107,859
1,881	HMS Holdings Corp.*	51,464
10,960	Hologic, Inc.*	660,998
12,028	Human Genome Sciences, Inc.*	71,085
3,333	Hythiam, Inc.*	10,199
1,838	I-Flow Corp.*	25,897
1,157	ICU Medical, Inc.*	31,054
2,229	Idenix Pharmaceuticals, Inc.*	12,103
4,802	Illumina, Inc.*	347,713
6,170	Immucor, Inc.*	183,866
5,201	Immunomedics, Inc.*	12,846
7,524	Incyte Corp.*	74,563
5,460	Indevus Pharmaceuticals, Inc.*	27,082

See accompanying notes to schedules of portfolio investments.

703	Insulet Corp.*	12,042
1,613	Integra LifeSciences Holdings Corp.*	66,843
2,679	InterMune, Inc.*	37,720
2,578	Invacare Corp.	64,347
2,788	inVentiv Health, Inc.*	88,658
6,759	Inverness Medical Innovations, Inc.*	197,025
7,789	Isis Pharmaceuticals, Inc.*	112,162
3,808	Javelin Pharmaceuticals, Inc.*	11,005
537	Jazz Pharmaceuticals, Inc.*	6,423
1,137	Kendle International, Inc.*	50,949
1,068	Kensey Nash Corp.*	28,996
3,902	Keryx Biopharmaceuticals, Inc.*	22,436
2,573	Kindred Healthcare, Inc.*	54,265
3,809	Kosan Biosciences, Inc.*	7,580
3,168	KV Pharmaceutical Co., Class A*	79,580
823	Landauer, Inc.	39,339
1,708	LCA-Vision, Inc.	23,536
1,299	LHC Group, Inc.*	22,083
3,036	Lifecell Corp.*	122,503
7,625	Ligand Pharmaceuticals, Inc., Class B	25,849
3,209	Luminex Corp.*	55,869
3,503	Magellan Health Services, Inc.*	151,785
4,727	MannKind Corp.*	33,420
533	MAP Pharmaceuticals, Inc.*	6,929
2,889	Martek Biosciences Corp.*	82,799
1,228	Masimo Corp.*	39,370
1,910	Matria Healthcare, Inc.*	47,979
2,185	Maxygen, Inc.*	14,028
11,282	Medarex, Inc.*	104,923
903	Medcath Corp.*	18,828
1,246	Medical Action Industries, Inc.*	23,450
4,633	Medicines Co. (The)*	89,232
5,002	Medicis Pharmaceutical Corp., Class A	102,591
1,911	Medivation, Inc.*	30,595
3,028	Mentor Corp.	89,810
3,558	Meridian Bioscience, Inc.	121,933
2,453	Merit Medical Systems, Inc.*	38,880
1,294	Metabolix, Inc.*	20,833
1,344	Micrus Endovascular Corp.*	19,018
4,219	Minrad International, Inc.*	9,830
451	Molecular Insight Pharmaceuticals, Inc.*	3,229
1,224	Molina Healthcare, Inc.*	38,740
2,123	Momenta Pharmaceuticals, Inc.*	21,570
763	MWI Veterinary Supply, Inc.*	26,575
3,856	Myriad Genetics, Inc.*	142,749
5,434	Nabi Biopharmaceuticals*	21,030
653	Nanosphere, Inc.*	6,040
2,282	Nastech Pharmaceutical Co., Inc.*	5,271
626	National Healthcare Corp.	29,209
1,933	Natus Medical, Inc.*	36,708
8,213	Nektar Therapeutics*	57,080
3,403	Neurocrine Biosciences, Inc.*	17,049
2,835	Neurogen Corp.*	4,508
1,888	Nighthawk Radiology Holdings, Inc.*	21,561
1,749	Northstar Neuroscience, Inc.*	2,746
640	Novacea, Inc.*	1,741
2,225	Noven Pharmaceuticals, Inc.*	30,171
3,092	NuVasive, Inc.*	119,166
1,809	NxStage Medical, Inc.*	10,709
478	Obagi Medical Products, Inc.*	7,438
3,025	Odyssey HealthCare, Inc.*	26,438
3,013	Omnicell, Inc.*	57,247
1,227	Omrix Biopharmaceuticals, Inc.*	29,632
4,900	Onyx Pharmaceuticals, Inc.*	133,868
4,136	OraSure Technologies, Inc.*	29,531
825	Orexigen Therapeutics, Inc.*	10,684
1,482	Orthofix International N.V.*	59,354
5,165	OSI Pharmaceuticals, Inc.*	185,682
1,318	Osiris Therapeutics, Inc.*	13,536
3,628	Owens & Minor, Inc.	155,895
3,224	Pain Therapeutics, Inc.*	27,178
1,642	Palomar Medical Technologies, Inc.*	21,855
3,030	Par Pharmaceutical Cos., Inc.*	53,601
2,493	Parexel International Corp.*	136,990
2,086	Penwest Pharmaceuticals Co.*	6,425
6,884	Perrigo Co.	230,063
1,672	PharmaNet Development Group, Inc.*	48,204
2,423	PharMerica Corp.*	35,667
2,331	Pharmion Corp.*	166,876
3,684	Phase Forward, Inc.*	58,686
2,083	Poniard Pharmaceuticals, Inc.*	8,540
2,282	Pozen, Inc.*	27,818
2,288	Progenics Pharmaceuticals, Inc.*	35,006
203	Protalix BioTherapeutics, Inc.*	680
1,037	Providence Service Corp. (The)*	29,233
5,701	PSS World Medical, Inc.*	99,767
4,863	Psychiatric Solutions, Inc.*	137,574
2,571	Quidel Corp.*	42,242
5,702	Regeneron Pharmaceuticals, Inc.*	112,729
1,565	RehabCare Group, Inc.*	31,300
2,182	Res-Care, Inc.*	47,000
3,228	Rigel Pharmaceuticals, Inc.*	63,979
4,057	RTI Biologics, Inc.*	34,890

See accompanying notes to schedules of portfolio investments.

4,225	Salix Pharmaceuticals Ltd.*	28,519
4,547	Santarus, Inc.*	8,185
4,757	Savient Pharmaceuticals, Inc.*	107,889
3,159	Sciele Pharma, Inc.*	65,391
5,237	Seattle Genetics, Inc.*	47,081
2,717	Senomyx, Inc.*	18,476
1,500	Sirona Dental Systems, Inc.*	39,015
543	Sirtris Pharmaceuticals, Inc.*	6,483
2,006	Skilled Healthcare Group, Inc.*	25,276
910	Somaxon Pharmaceuticals, Inc.*	4,377
2,363	Sonic Innovations, Inc.*	9,995
1,487	SonoSite, Inc.*	43,762
2,790	Spectranetics Corp.*	25,110
2,343	Stereotaxis, Inc.*	13,519
5,838	STERIS Corp.	143,732
386	Sucampo Pharmaceuticals, Inc., Class A*	4,161
3,847	Sun Healthcare Group, Inc.*	56,705
4,005	Sunrise Senior Living, Inc.*	109,657
4,781	SuperGen, Inc.*	13,148
1,359	SurModics, Inc.*	60,027
3,162	Symmetry Medical, Inc.*	56,284
448	Synta Pharmaceuticals Corp.*	3,969
4,699	Telik, Inc.*	11,794
2,952	Tercica, Inc.*	17,860
4,766	Thoratec Corp.*	69,155
1,052	TomoTherapy, Inc.*	13,855
583	Trans1, Inc.*	7,713
3,820	Trizetto Group*	74,566
778	Trubion Pharmaceuticals, Inc.*	5,532
1,992	United Therapeutics Corp.*	167,667
4,370	Universal American Financial Corp.*	75,077
8,512	Valeant Pharmaceuticals International*	117,040
2,381	Vanda Pharmaceuticals, Inc.*	10,857
2,747	Varian, Inc.*	148,750
6,252	Viropharma, Inc.*	57,268
398	Virtual Radiologic Corp.*	6,917
1,529	Vital Images, Inc.*	24,250
970	Vital Signs, Inc.	49,324
5,228	Vivus, Inc.*	30,636
2,584	Volcano Corp.*	31,680
2,955	West Pharmaceutical Services, Inc.	122,041
3,174	Wright Medical Group, Inc.*	83,540
1,930	XenoPort, Inc.*	98,758
11,797	XOMA Ltd.*	29,964
1,827	Zoll Medical Corp.*	45,456
3,484	Zymogenetics, Inc.*	34,805
		13,851,271
	Industrials — 14.0%
1,577	3D Systems Corp.*	22,803
1,240	AAON, Inc.	20,472
3,341	AAR Corp.*	86,498
3,881	ABM Industries, Inc.	77,077
5,256	ABX Holdings, Inc.*	16,083
4,834	ACCO Brands Corp.*	67,048
2,110	Accuride Corp.*	15,234
4,910	Actuant Corp., Class A	131,981
3,675	Acuity Brands, Inc.	163,207
1,953	Administaff, Inc.	48,161
1,618	Advisory Board Co. (The)*	89,912
3,841	Aecom Technology Corp.*	99,559
666	Aerovironment, Inc.*	14,146
8,196	Airtran Holdings, Inc.*	59,175
3,409	Alaska Air Group, Inc.*	83,180
2,627	Albany International Corp.	90,185
473	Allegiant Travel Co.*	12,870
1,028	Altra Holdings, Inc.*	13,210
897	Amerco, Inc.*	46,743
4,492	American Commercial Lines, Inc.*	76,364
1,453	American Ecology Corp.	36,194
877	American Railcar Industries, Inc.	21,785
2,665	American Reprographics Co.*	43,120
822	American Science & Engineering, Inc.	44,520
3,637	American Superconductor Corp.*	82,160
975	American Woodmark Corp.	18,506
816	Ameron International Corp.	90,062
648	Ampco-Pittsburgh Corp.	24,533
140	Amrep Corp.	5,208
1,843	AO Smith Corp.	67,140
2,579	Apogee Enterprises, Inc.	39,691
2,858	Applied Energetics, Inc.*	6,716
3,858	Applied Industrial Technologies, Inc.	106,635
1,166	Argon ST, Inc.*	18,948
2,020	Arkansas Best Corp.	53,954
3,032	Arrowhead Research Corp.*	7,398
1,685	Astec Industries, Inc.*	63,794
1,195	Atlas Air Worldwide Holdings, Inc.*	60,467
1,044	AZZ, Inc.*	36,978
1,275	Badger Meter, Inc.	48,667
4,100	Baldor Electric Co.	117,547
4,128	Barnes Group, Inc.	93,871
666	Barrett Business Services, Inc.	10,789
3,965	Beacon Roofing Supply, Inc.*	33,940
4,035	Belden, Inc.	158,575

See accompanying notes to schedules of portfolio investments.

3,409	Blount International, Inc.*	40,669
1,032	BlueLinx Holdings, Inc.	5,614
2,471	Bowne & Co., Inc.	32,790
4,515	Brady Corp., Class A	138,069
4,430	Briggs & Stratton Corp.	79,164
3,349	Bucyrus International, Inc.	334,498
1,369	Builders FirstSource, Inc.*	9,076
1,058	Cascade Corp.	47,398
2,036	Casella Waste Systems, Inc.*	20,136
4,251	CBIZ, Inc.*	37,834
1,156	CDI Corp.	26,299
1,957	Celadon Group, Inc.*	17,613
4,809	Cenveo, Inc.*	72,327
2,436	Ceradyne, Inc.*	75,784
1,219	Chart Industries, Inc.*	41,824
458	China Architectural Engineering, Inc.*	2,679
1,466	CIRCOR International, Inc.	66,776
4,594	Clarcor, Inc.	164,465
1,485	Clean Harbors, Inc.*	91,357
752	Coleman Cable, Inc.*	8,881
1,687	Columbus McKinnon Corp.*	48,316
3,669	Comfort Systems USA, Inc.	43,661
1,917	Commercial Vehicle Group, Inc.*	17,943
110	Compx International, Inc.	915
1,571	COMSYS IT Partners, Inc.*	14,799
762	Consolidated Graphics, Inc.*	40,531
952	Cornell Cos., Inc.*	19,811
1,719	CoStar Group, Inc.*	71,373
933	Courier Corp.	25,387
984	CRA International, Inc.*	37,372
1,393	Cubic Corp.	35,619
3,968	Curtiss-Wright Corp.	166,894
4,649	Deluxe Corp.	96,839
2,361	Diamond Management & Technology Consultants, Inc.	14,001
1,923	Dollar Thrifty Automotive Group*	27,614
845	Duff & Phelps Corp., Class A*	12,929
950	Dynamex, Inc.*	21,964
1,084	Dynamic Materials Corp.	61,777
2,236	DynCorp International, Inc., Class A*	37,162
4,186	Eagle Bulk Shipping, Inc.	111,473
1,552	Electro Rent Corp.	20,145
5,713	EMCOR Group, Inc.*	137,626
2,092	Encore Wire Corp.	35,041
3,547	Energy Conversion Devices, Inc.*	94,244
2,689	EnergySolutions, Inc.	58,620
367	EnerNOC, Inc.*	5,424
1,916	EnerSys*	44,049
2,292	Ennis, Inc.	36,580
1,922	EnPro Industries, Inc.*	56,757
2,324	ESCO Technologies, Inc.*	76,831
2,620	Esterline Technologies Corp.*	137,288
8,996	Evergreen Solar, Inc.*	86,452
1,329	Exponent, Inc.*	38,674
4,856	ExpressJet Holdings, Inc.*	11,800
4,294	Federal Signal Corp.	51,829
665	First Advantage Corp., Class A*	13,227
3,338	Flow International Corp.*	24,601
6,097	Force Protection, Inc.*	25,059
2,702	Forward Air Corp.	79,304
1,729	Franklin Electric Co., Inc.	57,022
1,098	FreightCar America, Inc.	44,008
4,246	FTI Consulting, Inc.*	269,621
1,551	Fuel Tech, Inc.*	31,129
5,934	FuelCell Energy, Inc.*	42,487
1,787	G&K Services, Inc., Class A	68,371
938	Gehl Co.*	15,036
1,800	Genco Shipping & Trading Ltd.	104,886
5,025	GenCorp, Inc.*	52,260
2,799	Genesee & Wyoming, Inc.*	86,769
4,517	Geo Group, Inc. (The)*	120,559
1,568	GeoEye, Inc.*	47,369
2,240	Gibraltar Industries, Inc.	24,483
1,285	Gorman-Rupp Co. (The)	35,081
9,341	GrafTech International Ltd.*	149,643
3,036	Granite Construction, Inc.	91,657
1,053	Great Lakes Dredge & Dock Corp.	6,434
1,432	Greenbrier Cos., Inc.	37,633
2,672	Griffon Corp.*	23,647
1,594	H&E Equipment Services, Inc.*	24,866
995	Hardinge, Inc.	12,348
3,725	Healthcare Services Group	73,680
5,193	Heartland Express, Inc.	72,598
2,290	Heico Corp.	100,302
1,612	Heidrick & Struggles International, Inc.	55,179
5,071	Herman Miller, Inc.	151,268
8,448	Hexcel Corp.*	170,565
2,678	Horizon Lines, Inc., Class A	54,015
1,404	Houston Wire & Cable Co.	20,358
3,473	HUB Group, Inc., Class A*	104,155
2,260	Hudson Highland Group, Inc.*	16,837
500	Hurco Cos., Inc.*	22,110
1,670	Huron Consulting Group, Inc.*	88,610
726	ICT Group, Inc.*	6,236

See accompanying notes to schedules of portfolio investments.

3,007	IHS, Inc., Class A*	185,382
2,123	II-Vi, Inc.*	69,507
7,194	IKON Office Solutions, Inc.	51,221
2,088	Innerworkings, Inc.*	28,752
1,130	Innovative Solutions & Support, Inc.*	10,227
2,443	Insituform Technologies, Inc.*	34,129
1,638	INSTEEL Industries, Inc.	17,641
1,199	Integrated Electrical Services, Inc.*	20,695
4,901	Interface, Inc., Class A	82,141
2,479	Interline Brands, Inc.*	44,052
15,995	JetBlue Airways Corp.*	87,173
1,248	Kadant, Inc.*	31,325
2,181	Kaman Corp.	52,344
2,534	Kaydon Corp.	108,227
2,087	Kelly Services, Inc., Class A	40,091
2,107	Kenexa Corp.*	42,688
2,902	Kforce, Inc.*	24,812
2,356	Kimball International, Inc., Class B	24,620
5,124	Knight Transportation, Inc.	75,784
4,451	Knoll, Inc.	62,670
4,268	Korn/Ferry International*	71,958
947	L.B. Foster Co., Class A*	40,115
1,300	Ladish Co., Inc.*	46,410
375	Lawson Products	9,525
1,498	Layne Christensen Co.*	59,980
2,262	LECG Corp.*	21,489
1,042	Lindsay Corp.	81,922
1,644	LSI Industries, Inc.	21,849
1,086	M&F Worldwide Corp.*	40,215
1,369	Marten Transport Ltd.*	19,837
2,256	McGrath Rentcorp	47,241
2,051	Medis Technologies Ltd.*	22,212
647	Michael Baker Corp.*	18,634
1,226	Middleby Corp.*	83,368
896	Miller Industries, Inc.*	10,358
2,520	Mine Safety Appliances Co.	101,077
3,216	Mobile Mini, Inc.*	59,850
3,394	Moog, Inc., Class A*	139,290
845	MTC Technologies, Inc.*	20,027
3,318	Mueller Industries, Inc.	95,326
10,281	Mueller Water Products, Inc., Class A	82,865
730	Multi-Color Corp.	15,783
521	NACCO Industries, Inc., Class A	42,227
4,253	Navigant Consulting, Inc.*	69,366
1,806	NCI Building Systems, Inc.*	54,794
3,017	Nordson Corp.	155,044
800	Northwest Pipe Co.*	33,392
1,376	Nuco2, Inc.*	38,019
3,682	Odyssey Marine Exploration, Inc.*	18,042
2,658	Old Dominion Freight Line, Inc.*	72,431
3,147	On Assignment, Inc.*	19,480
5,315	Orbital Sciences Corp.*	115,070
3,096	Pacer International, Inc.	47,586
718	Park-Ohio Holdings Corp.*	14,841
144	Patriot Transportation Holding, Inc.*	11,163
2,110	PeopleSupport, Inc.*	24,497
2,391	Perini Corp.*	89,615
933	PGT, Inc.*	3,172
4,793	PHH Corp.*	97,010
1,592	Pike Electric Corp.*	20,585
1,652	Pinnacle Airlines Corp.*	18,519
1,343	Polypore International, Inc.*	24,134
722	Powell Industries, Inc.*	27,523
6,289	Power-One, Inc.*	16,351
222	Preformed Line Products Co.	10,478
585	Protection One, Inc.*	5,125
1,434	Raven Industries, Inc.	41,988
1,902	RBC Bearings, Inc.*	63,907
2,863	Regal-Beloit Corp.	105,702
2,863	Republic Airways Holdings, Inc.*	55,972
4,059	Resources Connection, Inc.	65,350
2,523	Robbins & Myers, Inc.	85,908
3,806	Rollins, Inc.	67,176
1,866	RSC Holdings, Inc.*	21,030
2,973	Rush Enterprises, Inc., Class A*	44,060
1,197	Saia, Inc.*	17,297
1,319	Schawk, Inc.	20,774
1,897	School Specialty, Inc.*	57,896
3,304	Simpson Manufacturing Co., Inc.	79,164
5,454	Skywest, Inc.	120,642
5,051	Spherion Corp.*	32,730
881	Standard Parking Corp.*	17,902
1,593	Standard Register Co. (The)	13,620
1,114	Standex International Corp.	21,177
716	Stanley, Inc.*	19,826
999	Sun Hydraulics Corp.	21,708
1,829	Superior Essex, Inc.*	51,907
1,472	TAL International Group, Inc.	30,721
5,561	Taser International, Inc.*	62,672
435	TBS International Ltd., Class A*	14,981
1,419	Team, Inc.*	43,265
1,386	Tecumseh Products Co., Class A*	29,355
3,132	Teledyne Technologies, Inc.*	139,061

See accompanying notes to schedules of portfolio investments.

3,744	TeleTech Holdings, Inc.*	84,502
1,508	Tennant Co.	54,409
5,204	Tetra Tech, Inc.*	98,199
618	Textainer Group Holdings Ltd.	9,109
2,157	Titan International, Inc.	73,316
885	TransDigm Group, Inc.*	34,391
2,674	Tredegar Corp.	42,276
1,071	Trex Co., Inc.*	8,354
1,263	Trimas Corp.*	9,763
1,475	Triumph Group, Inc.	83,470
3,937	TrueBlue, Inc.*	49,173
1,761	TurboChef Technologies, Inc.*	14,969
818	Twin Disc, Inc.	16,573
4,611	UAP Holding Corp.	177,523
1,363	Ultrapetrol Bahamas Ltd.*	19,082
2,240	United Stationers, Inc.*	110,566
1,495	Universal Forest Products, Inc.	41,531
531	Universal Truckload Services, Inc.*	9,919
1,667	Valmont Industries, Inc.	133,193
1,888	Viad Corp.	65,457
1,742	Vicor Corp.	21,130
1,270	Volt Information Sciences, Inc.*	20,409
2,735	Wabash National Corp.	21,607
4,362	Wabtec Corp.	150,969
4,664	Walter Industries, Inc.	254,794
6,152	Waste Connections, Inc.*	186,775
453	Waste Industries USA, Inc.	16,575
1,742	Waste Services, Inc.*	14,093
2,051	Watsco, Inc.	77,938
3,831	Watson Wyatt Worldwide, Inc., Class A	203,235
2,814	Watts Water Technologies, Inc., Class A	78,004
4,166	Werner Enterprises, Inc.	74,113
5,370	Woodward Governor Co.	153,421
1,762	Xerium Technologies, Inc.	8,828
		15,054,245
	Information Technology — 15.9%
34,861	3Com Corp.*	114,693
672	3PAR, Inc.*	5,510
2,679	Acacia Research - Acacia Technologies*	17,494
3,329	ACI Worldwide, Inc.*	58,790
1,978	Acme Packet, Inc.*	15,864
2,333	Actel Corp.*	27,646
5,424	Actuate Corp.*	26,035
10,601	Adaptec, Inc.*	28,093
5,276	Adtran, Inc.	97,184
3,418	Advanced Analogic Technologies, Inc.*	22,217
3,209	Advanced Energy Industries, Inc.*	41,139
1,554	Advent Software, Inc.*	69,837
2,108	Agilysys, Inc.	26,708
762	Airvana, Inc.*	3,627
5,988	AMIS Holdings, Inc.*	40,838
9,370	Amkor Technology, Inc.*	109,723
5,272	Anadigics, Inc.*	37,115
1,318	Anaren, Inc.*	16,660
2,767	Anixter International, Inc.*	180,934
1,524	Ansoft Corp.*	37,064
6,945	Ansys, Inc.*	259,535
5,822	Applied Micro Circuits Corp.*	43,257
7,604	Ariba, Inc.*	67,828
11,994	Arris Group, Inc.*	68,966
11,458	Art Technology Group, Inc.*	38,728
750	Aruba Networks, Inc.*	4,208
2,837	AsiaInfo Holdings, Inc.*	31,519
4,410	Asyst Technologies, Inc.*	15,523
4,951	Atheros Communications, Inc.*	120,408
3,092	ATMI, Inc.*	84,535
695	AuthenTec, Inc.*	7,054
17,422	Avanex Corp.*	14,129
3,699	Avid Technology, Inc.*	90,145
4,093	Avocent Corp.*	68,476
9,105	Axcelis Technologies, Inc.*	52,354
1,008	Bankrate, Inc.*	42,598
18,058	BearingPoint, Inc.*	29,254
1,065	Bel Fuse, Inc., Class B	29,043
6,506	Benchmark Electronics, Inc.*	109,301
1,104	BigBand Networks, Inc.*	6,878
1,555	Black Box Corp.	48,205
3,937	Blackbaud, Inc.	102,913
2,559	Blackboard, Inc.*	73,622
520	BladeLogic, Inc.*	9,932
2,928	Blue Coat Systems, Inc.*	68,749
6,512	Borland Software Corp.*	12,698
1,941	Bottomline Technologies, Inc.*	24,922
4,556	Brightpoint, Inc.*	47,109
5,873	Brooks Automation, Inc.*	59,200
2,131	Cabot Microelectronics Corp.*	71,367
2,768	CACI International, Inc., Class A*	120,851
623	Cass Information Systems, Inc.	17,444
604	Cavium Networks, Inc.*	8,589
3,532	Checkpoint Systems, Inc.*	85,474
2,933	Chordiant Software, Inc.*	16,894
4,863	Ciber, Inc.*	22,370
7,897	Cirrus Logic, Inc.*	40,591

See accompanying notes to schedules of portfolio investments.

4,364	CMGI, Inc.*	50,142
13,546	CNET Networks, Inc.*	98,344
3,900	Cogent, Inc.*	39,000
3,963	Cognex Corp.	76,605
2,037	Cohu, Inc.	31,859
3,179	Commvault Systems, Inc.*	44,506
592	Compellent Technologies, Inc.*	4,973
536	comScore, Inc.*	11,052
1,760	Comtech Group, Inc.*	18,410
2,074	Comtech Telecommunications Corp.*	89,970
529	Comverge, Inc.*	7,438
3,835	Concur Technologies, Inc.*	112,135
43,937	Conexant Systems, Inc.*	23,287
648	Constant Contact, Inc.*	11,534
643	CPI International, Inc.*	6,687
2,908	Cray, Inc.*	13,697
9,061	Credence Systems Corp.*	12,867
3,026	CSG Systems International, Inc.*	34,345
3,214	CTS Corp.	31,176
5,740	Cybersource Corp.*	83,861
2,713	Cymer, Inc.*	76,859
2,847	Daktronics, Inc.	49,196
811	Data Domain, Inc.*	17,226
3,205	DealerTrack Holdings, Inc.*	65,606
806	Deltek, Inc.*	10,357
1,522	Dice Holdings, Inc.*	11,065
2,262	Digi International, Inc.*	23,819
3,704	Digital River, Inc.*	120,862
2,668	Diodes, Inc.*	60,217
2,315	Ditech Networks, Inc.*	6,320
2,080	DivX, Inc.*	20,446
751	Double-Take Software, Inc.*	7,803
2,905	DSP Group, Inc.*	33,698
1,629	DTS, Inc.*	39,634
3,657	Dycom Industries, Inc.*	41,836
1,098	Eagle Test Systems, Inc.*	11,496
9,903	Earthlink, Inc.*	71,599
2,681	Echelon Corp.*	30,108
2,618	Electro Scientific Industries, Inc.*	42,385
5,090	Electronics for Imaging*	76,655
1,375	EMS Technologies, Inc.*	39,586
7,645	Emulex Corp.*	113,758
10,373	Entegris, Inc.*	73,130
5,205	Epicor Software Corp.*	57,619
2,770	EPIQ Systems, Inc.*	37,672
3,221	Equinix, Inc.*	223,376
1,744	eSpeed, Inc., Class A*	20,248
4,107	Euronet Worldwide, Inc.*	88,711
3,678	Exar Corp.*	28,909
990	Excel Technology, Inc.*	25,522
2,024	ExlService Holdings, Inc.*	43,172
10,611	Extreme Networks*	31,939
2,867	FalconStor Software, Inc.*	23,853
1,486	FARO Technologies, Inc.*	48,667
3,251	FEI Co.*	66,288
23,997	Finisar Corp.*	38,635
11,877	Flir Systems, Inc.*	338,019
4,280	Formfactor, Inc.*	76,740
1,353	Forrester Research, Inc.*	36,044
13,051	Foundry Networks, Inc.*	154,915
6,179	Gartner, Inc.*	116,845
2,071	Gerber Scientific, Inc.*	18,018
2,190	Gevity HR, Inc.	15,286
3,957	Global Cash Access Holdings, Inc.*	20,853
663	Glu Mobile, Inc.*	3,129
1,944	Greenfield Online, Inc.*	26,302
294	Guidance Software, Inc.*	3,169
8,357	Harmonic, Inc.*	74,461
2,263	Harris Stratex Networks, Inc., Class A*	22,721
1,462	Heartland Payment Systems, Inc.	32,208
1,467	Hittite Microwave Corp.*	48,572
1,373	HSW International, Inc.*	5,533
576	Hughes Communications, Inc.*	26,916
2,332	Hutchinson Technology, Inc.*	39,178
4,770	Hypercom Corp.*	17,697
1,386	i2 Technologies, Inc.*	18,018
2,971	Ibasis, Inc.	12,062
447	ICx Technologies, Inc.*	3,393
1,956	iGate Corp.*	15,492
3,152	Imation Corp.	71,078
1,030	Imergent, Inc.	11,330
2,700	Immersion Corp.*	22,761
1,530	Infinera Corp.*	17,870
7,839	Informatica Corp.*	136,869
2,234	Information Services Group, Inc.*	11,952
2,955	Infospace, Inc.	30,111
2,912	infoUSA, Inc.	22,160
4,331	Insight Enterprises, Inc.*	75,922
840	Integral Systems, Inc.	20,446
1,167	Interactive Intelligence, Inc.*	16,641
4,202	InterDigital, Inc.*	73,073
5,428	Intermec, Inc.*	119,633
4,382	Internap Network Services Corp.*	30,674

See accompanying notes to schedules of portfolio investments.

539	Internet Brands, Inc., Class A*	4,296
3,462	Internet Capital Group, Inc.*	30,119
3,480	InterVoice, Inc.*	24,604
3,904	Interwoven, Inc.*	52,899
1,916	Intevac, Inc.*	24,601
4,521	Ipass, Inc.*	12,568
900	IPG Photonics Corp.*	15,363
763	Isilon Systems, Inc.*	4,280
2,689	Itron, Inc.*	256,342
3,925	Ixia*	29,477
2,192	IXYS Corp.*	15,454
4,422	j2 Global Communications, Inc.*	95,161
7,052	Jack Henry & Associates, Inc.	165,934
2,300	JDA Software Group, Inc.*	39,261
7,521	Kemet Corp.*	37,304
1,405	Keynote Systems, Inc.*	15,230
2,474	Knot, Inc. (The)*	28,575
4,829	Kulicke & Soffa Industries, Inc.*	24,869
5,305	L-1 Identity Solutions, Inc.*	63,448
10,281	Lattice Semiconductor Corp.*	26,525
11,054	Lawson Software, Inc.*	86,221
1,654	Limelight Networks, Inc.*	7,741
5,421	Lionbridge Technologies*	19,245
951	Liquidity Services, Inc.*	9,196
1,991	Littelfuse, Inc.*	62,059
3,621	LivePerson, Inc.*	12,348
1,679	LoJack Corp.*	20,954
2,428	LoopNet, Inc.*	29,063
1,026	Loral Space & Communications, Inc.*	24,891
5,565	LTX Corp.*	18,086
4,751	Macrovision Corp.*	72,643
3,641	Magma Design Automation, Inc.*	35,755
2,289	Manhattan Associates, Inc.*	50,495
1,749	Mantech International Corp., Class A*	77,096
2,506	Marchex, Inc., Class B	22,128
3,802	MasTec, Inc.*	33,115
4,420	Mattson Technology, Inc.*	26,255
1,655	MAXIMUS, Inc.	60,110
1,278	Measurement Specialties, Inc.*	22,659
8,024	Mentor Graphics Corp.*	73,018
1,441	Mercadolibre, Inc.*	52,092
1,990	Mercury Computer Systems, Inc.*	12,756
3,275	Methode Electronics, Inc.	34,879
4,975	Micrel, Inc.	36,566
7,259	Micros Systems, Inc.*	232,578
6,832	Microsemi Corp.*	148,596
857	MicroStrategy, Inc.*	57,008
4,801	Microtune, Inc.*	24,197
2,071	Midway Games, Inc.*	4,142
3,886	MIPS Technologies, Inc.*	14,417
4,532	MKS Instruments, Inc.*	91,048
2,266	Monolithic Power Systems, Inc.*	37,706
985	Monotype Imaging Holdings, Inc.*	13,426
9,343	Move, Inc.*	23,451
9,185	MPS Group, Inc.*	104,709
14,175	MRV Communications, Inc.*	22,680
3,931	MSC.Software Corp.*	49,806
1,589	MTS Systems Corp.	49,561
752	Multi-Fineline Electronix, Inc.*	15,995
3,059	Ness Technologies, Inc.*	28,510
3,746	Net 1 UEPS Technologies, Inc.*	109,009
907	Netezza Corp.*	8,979
3,101	Netgear, Inc.*	67,664
1,475	Netlogic Microsystems, Inc.*	34,810
2,617	Network Equipment Technologies, Inc.*	14,917
596	Neutral Tandem, Inc.*	12,272
3,131	Newport Corp.*	32,907
2,661	Nextwave Wireless, Inc.*	14,343
3,513	NIC, Inc.	21,148
2,890	Novatel Wireless, Inc.*	30,576
13,450	Nuance Communications, Inc.*	221,252
3,968	Omniture, Inc.*	91,185
4,920	Omnivision Technologies, Inc.*	78,031
21,743	ON Semiconductor Corp.*	130,458
14,310	On2 Technologies, Inc.*	15,312
2,582	Online Resources Corp.*	26,440
8,392	OpenTV Corp., Class A*	11,245
7,412	Openwave Systems, Inc.	15,269
1,848	Oplink Communications, Inc.*	22,971
1,672	Opnext, Inc.*	7,725
1,097	Optium Corp.*	7,525
2,350	Orbcomm, Inc.*	13,395
1,357	OSI Systems, Inc.*	28,701
3,223	Packeteer, Inc.*	14,407
9,267	Palm, Inc.	59,957
10,289	Parametric Technology Corp.*	157,525
1,809	Park Electrochemical Corp.	42,602
833	PC Connection, Inc.*	8,272
2,035	PDF Solutions, Inc.*	11,600
1,201	Pegasystems, Inc.	11,289
2,624	Perficient, Inc.*	22,173
2,330	Pericom Semiconductor Corp.*	31,059
7,820	Perot Systems Corp., Class A*	107,838

See accompanying notes to schedules of portfolio investments.

3,744	Photronics, Inc.*	37,702
4,306	Plantronics, Inc.	81,211
4,150	Plexus Corp.*	102,796
2,568	PLX Technology, Inc.*	16,589
19,139	PMC - Sierra, Inc.*	91,676
8,213	Polycom, Inc.*	179,043
11,671	Powerwave Technologies, Inc.*	33,379
3,675	Progress Software Corp.*	104,885
702	PROS Holdings, Inc.*	9,077
1,294	QAD, Inc.	11,310
1,525	Quality Systems, Inc.	49,685
17,557	Quantum Corp.*	43,893
6,112	Quest Software, Inc.*	86,974
2,564	Rackable Systems, Inc.*	23,691
2,352	Radiant Systems, Inc.*	33,587
1,967	Radisys Corp.*	18,706
8,616	RealNetworks, Inc.*	50,404
762	Renaissance Learning, Inc.	10,028
23,685	RF Micro Devices, Inc.*	74,608
1,618	RightNow Technologies, Inc.*	18,494
905	Rimage Corp.*	20,833
2,785	Rofin-Sinar Technologies, Inc.*	109,645
1,583	Rogers Corp.*	50,149
583	Rubicon Technology, Inc.*	17,146
2,606	Rudolph Technologies, Inc.*	22,698
4,624	S1 Corp.*	32,738
10,832	Safeguard Scientifics, Inc.*	16,681
14,946	SAIC, Inc.*	284,871
7,302	Sapient Corp.*	53,889
2,461	SAVVIS, Inc.*	47,817
2,306	Scansource, Inc.*	78,335
2,638	Seachange International, Inc.*	15,564
4,174	Secure Computing Corp.*	33,893
1,985	Semitool, Inc.*	15,602
5,633	Semtech Corp.*	71,764
814	ShoreTel, Inc.*	4,330
1,174	SI International, Inc.*	29,209
2,649	Sigma Designs, Inc.*	78,013
584	Silicon Graphics, Inc.*	9,210
7,861	Silicon Image, Inc.*	36,003
8,136	Silicon Storage Technology, Inc.*	23,025
5,376	SiRF Technology Holdings, Inc.*	34,783
14,323	Skyworks Solutions, Inc.*	118,308
4,491	Smart Modular Technologies WWH, Inc.*	29,820
2,654	Smith Micro Software, Inc.*	13,588
2,461	Sohu.com, Inc.*	110,942
2,352	Solera Holdings, Inc.*	55,813
2,001	Sonic Solutions, Inc.*	18,069
5,796	SonicWALL, Inc.*	48,281
23,944	Sonus Networks, Inc.*	79,494
593	Sourcefire, Inc.*	3,558
6,057	SourceForge, Inc.*	10,418
8,059	Spansion, Inc., Class A*	22,162
1,648	SPSS, Inc.*	62,673
3,699	SRA International, Inc., Class A*	88,776
2,049	Standard Microsystems Corp.*	58,089
1,163	Starent Networks Corp.*	18,294
2,899	STEC, Inc.*	21,105
1,848	Stratasys, Inc.*	34,668
967	SuccessFactors, Inc.*	8,045
827	Super Micro Computer, Inc.*	7,426
954	Supertex, Inc.*	19,748
1,143	Switch & Data Facilities Co., Inc.*	11,944
8,181	Sybase, Inc.*	217,778
16,509	Sycamore Networks, Inc.*	57,616
2,946	SYKES Enterprises, Inc.*	49,463
4,158	Symmetricom, Inc.*	14,220
2,154	Synaptics, Inc.*	57,706
1,650	Synchronoss Technologies, Inc.*	26,532
1,459	SYNNEX Corp.*	30,362
1,128	Syntel, Inc.	30,715
6,533	Take-Two Interactive Software, Inc.*	173,124
1,480	Taleo Corp., Class A*	28,209
3,654	Technitrol, Inc.	80,425
689	TechTarget, Inc.*	8,006
1,340	Techwell, Inc.*	13,373
5,457	Tekelec*	64,993
4,537	Terremark Worldwide, Inc.*	22,685
4,293	Tessera Technologies, Inc.*	101,143
1,957	TheStreet.com, Inc.	17,730
5,994	THQ, Inc.*	112,148
17,070	TIBCO Software, Inc.*	120,344
2,169	TNS, Inc.*	38,717
629	Travelzoo, Inc.*	6,353
5,418	Trident Microsystems, Inc.*	27,036
12,462	TriQuint Semiconductor, Inc.*	58,821
3,779	TTM Technologies, Inc.*	41,645
3,489	Tyler Technologies, Inc.*	48,323
2,210	Ultimate Software Group, Inc.*	60,245
1,700	Ultra Clean Holdings*	16,320
2,081	Ultratech, Inc.*	20,040
879	Unica Corp.*	6,619
5,978	United Online, Inc.	59,660

See accompanying notes to schedules of portfolio investments.

2,420	Universal Display Corp.*	41,237
9,515	Utstarcom, Inc.*	26,832
8,942	Valueclick, Inc.*	172,670
2,344	Vasco Data Security International, Inc.*	25,925
2,791	Veeco Instruments, Inc.*	43,261
811	Veraz Networks, Inc.*	2,173
2,170	Viasat, Inc.*	45,505
2,385	Vignette Corp.*	30,170
395	Virtusa Corp.*	4,317
3,865	VistaPrint Ltd.*	121,438
1,161	Vocus, Inc.*	28,514
1,906	Volterra Semiconductor Corp.*	16,487
4,029	Websense, Inc.*	78,445
6,686	Wind River Systems, Inc.*	48,340
3,577	Wright Express Corp.*	103,518
2,604	X-Rite, Inc.*	21,327
4,443	Zoran Corp.*	61,002
1,355	Zygo Corp.*	17,263
		17,128,390
	Materials — 5.7%
4,835	AbitibiBowater, Inc.	50,042
503	AEP Industries, Inc.*	15,286
1,261	AM Castle & Co.	28,032
2,298	AMCOL International Corp.	66,228
1,630	American Vanguard Corp.	24,629
5,253	Apex Silver Mines Ltd.*	69,812
6,200	Aptargroup, Inc.	232,376
2,177	Arch Chemicals, Inc.	75,999
1,598	Balchem Corp.	32,024
3,709	Boise, Inc.*	30,228
1,818	Brush Engineered Materials, Inc.*	50,504
3,404	Buckeye Technologies, Inc.*	36,797
3,600	Calgon Carbon Corp.*	58,824
2,619	Century Aluminum Co.*	173,194
4,961	CF Industries Holdings, Inc.	605,639
1,784	Chesapeake Corp.	6,244
41,360	Coeur d’Alene Mines Corp.*	199,355
2,881	Compass Minerals International, Inc.	163,987
940	Deltic Timber Corp.	44,688
1,158	Esmark, Inc.*	13,433
3,887	Ferro Corp.	62,581
1,709	Flotek Industries, Inc.*	38,846
4,349	General Moly, Inc.*	46,491
776	GenTek, Inc.*	21,340
3,081	Georgia Gulf Corp.	18,671
4,033	Glatfelter	53,115
6,156	Graphic Packaging Corp.*	18,960
2,973	Greif, Inc., Class A	194,404
1,044	Haynes International, Inc.*	59,310
5,151	HB Fuller Co.	117,185
3,530	Headwaters, Inc.*	43,278
10,773	Hecla Mining Co.*	123,889
10,444	Hercules, Inc.	191,334
501	Horsehead Holding Corp.*	7,866
1,862	Innophos Holdings, Inc.	24,616
2,151	Innospec, Inc.	40,310
1,353	Kaiser Aluminum Corp.	99,243
1,571	Koppers Holdings, Inc.	65,621
215	Kronos Worldwide, Inc.	3,977
1,946	Landec Corp.*	18,253
1,391	LSB Industries, Inc.*	33,175
2,855	Mercer International, Inc.*	20,727
2,294	Metal Management, Inc.	139,177
1,710	Minerals Technologies, Inc.	103,079
2,509	Myers Industries, Inc.	30,535
1,327	Neenah Paper, Inc.	34,568
1,281	NewMarket Corp.	85,763
640	NL Industries, Inc.	6,950
6,605	Olin Corp.	126,948
783	Olympic Steel, Inc.	32,338
2,670	OM Group, Inc.*	161,615
8,330	PolyOne Corp.*	54,145
3,323	Quanex Corp.	170,968
2,983	Rock-Tenn Co., Class A	80,034
3,140	Rockwood Holdings, Inc.*	96,367
2,279	Royal Gold, Inc.	71,811
2,066	RTI International Metals, Inc.*	113,361
1,960	Schnitzer Steel Industries, Inc.	128,321
2,416	Schulman (A.), Inc.	49,383
1,407	Schweitzer-Mauduit International, Inc.	32,319
4,211	Sensient Technologies Corp.	113,444
2,563	ShengdaTech, Inc.*	27,117
2,221	Silgan Holdings, Inc.	103,810
2,694	Spartech Corp.	38,174
556	Stepan Co.	18,960
3,745	Stillwater Mining Co.*	76,885
2,977	Symyx Technologies*	19,499
8,317	Terra Industries, Inc.*	376,012
2,446	Texas Industries, Inc.	140,890
3,713	Tronox, Inc., Class B	16,374
3,045	U.S. Concrete, Inc.*	12,150
4,991	U.S. Gold Corp.*	17,518
595	Universal Stainless & Alloy*	18,082

See accompanying notes to schedules of portfolio investments.

603	Valhi, Inc.	11,656
6,278	WR Grace & Co.*	133,282
3,982	Wausau Paper Corp.	31,219
6,189	Worthington Industries, Inc.	108,865
1,946	Zep, Inc.	30,552
2,235	Zoltek Cos., Inc.*	51,137
		6,143,821
	Telecommunication Services — 1.1%
3,826	Alaska Communications Systems Group, Inc.	43,349
844	Atlantic Tele-Network, Inc.	25,953
1,849	Cbeyond, Inc.*	30,305
2,138	Centennial Communications Corp.*	11,267
22,185	Cincinnati Bell, Inc.*	86,078
4,475	Cogent Communications Group, Inc.*	87,173
2,065	Consolidated Communications Holdings, Inc.	29,757
3,156	Fairpoint Communications, Inc.	31,055
9,222	FiberTower Corp.*	13,833
4,804	General Communication, Inc., Class A*	27,815
3,193	Global Crossing Ltd.*	61,657
1,736	Globalstar, Inc.*	13,419
322	Hungarian Telephone & Cable Corp.*	5,155
9,213	ICO Global Communications Holdings Ltd.*	22,296
4,090	IDT Corp., Class B	23,967
2,841	Iowa Telecommunications Services, Inc.	44,973
1,523	iPCS, Inc.	28,891
2,486	NTELOS Holdings Corp.	53,026
6,684	PAETEC Holding Corp.*	51,601
5,532	Premiere Global Services, Inc.*	78,167
1,092	Rural Cellular Corp., Class A*	48,081
2,090	Shenandoah Telecom Co.	31,120
1,296	SureWest Communications	16,291
2,445	Syniverse Holdings, Inc.*	41,443
12,962	Time Warner Telecom, Inc., Class A*	206,614
2,068	USA Mobility, Inc.*	21,714
2,462	Virgin Mobile USA, Inc., Class A*	12,482
5,792	Vonage Holdings Corp.*	10,715
		1,158,197
	Utilities — 2.8%
2,297	Allete, Inc.	82,784
1,528	American States Water Co.	49,736
33,563	Aquila, Inc.*	109,415
4,726	Avista Corp.	86,202
3,374	Black Hills Corp.	120,654
1,065	Cadiz, Inc.*	15,890
1,753	California Water Service Group	65,948
912	Central Vermont Public Service Corp.	21,842
1,412	CH Energy Group, Inc.	50,521
5,346	Cleco Corp.	122,477
1,287	Consolidated Water Co., Inc.	27,439
4,101	El Paso Electric Co.*	83,907
3,006	Empire District Electric Co. (The)	61,653
635	EnergySouth, Inc.	32,233
3,940	Idacorp, Inc.	117,412
4,345	ITC Holdings Corp.	231,589
1,935	Laclede Group, Inc. (The)	66,080
1,900	MGE Energy, Inc.	59,964
2,508	New Jersey Resources Corp.	115,393
4,033	Nicor, Inc.	137,525
2,418	Northwest Natural Gas Co.	101,653
3,217	NorthWestern Corp.	82,966
1,229	Ormat Technologies, Inc.	53,658
2,663	Otter Tail Corp.	86,414
6,683	Piedmont Natural Gas Co.	164,402
6,869	PNM Resources, Inc.	81,329
2,732	Portland General Electric Co.	63,738
1,358	SJW Corp.	41,039
2,640	South Jersey Industries, Inc.	90,209
3,777	Southwest Gas Corp.	96,653
2,156	Southwest Water Co.	23,651
2,253	UIL Holdings Corp.	66,216
3,160	Unisource Energy Corp.	74,734
8,953	Westar Energy, Inc.	203,502
4,409	WGL Holdings, Inc.	137,517
		3,026,345
	Total Common Stock (Cost $108,653,051)	101,215,118

Principal Amount
	Repurchase Agreements — 12.4%
$366,115	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $366,205 (b)	366,115

1,725,970	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $1,726,410 (c)	1,725,970

1,569,064	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $1,569,473 (d)	1,569,064

See accompanying notes to schedules of portfolio investments.

6,039,457	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $6,041,007 (e)	6,039,457

3,661,150	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $3,662,090 (f)	3,661,150

	Total Repurchase Agreements (Cost $13,361,756)	13,361,756

	Total Investments (Cost $122,014,807) — 106.4%	114,576,874
	Liabilities in excess of other assets — (6.4%)	(6,870,511)
	Net Assets — 100.0%	$107,706,363

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $373,438. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $1,760,492. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $1,600,454. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $6,160,266. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $3,734,376. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,454,804
Aggregate gross unrealized depreciation	(14,415,527)
Net unrealized depreciation	$(10,960,723)

Federal income tax cost of investments	$125,537,597

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini Russell 2000 Index® Futures Contracts	165	March - 08	$11,323,950	$(164,666)

Cash collateral in the amount of $555,042 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	03/06/08	$68,007,018	$(1,091,740)

Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	42,000,000	(6,422,474)
			$(7,514,214)

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.2%
	Consumer Discretionary — 6.6%
13	AnnTaylor Stores Corp.*	$312
33	Autoliv, Inc.	1,647
150	AutoNation, Inc.*	2,186
48	Barnes & Noble, Inc.	1,350
33	Black & Decker Corp.	2,269
100	BorgWarner, Inc.	4,311
98	Brunswick Corp.	1,596
161	Cablevision Systems Corp.*	4,313
278	Carnival Corp.	10,939
654	CBS Corp., Class B	14,924
124	Centex Corp.	2,752
3	Central European Media Enterprises Ltd.*	276
105	Circuit City Stores, Inc.	464
424	Clear Channel Communications, Inc.	13,568
1,243	Comcast Corp., Class A*	24,288
62	Dillard’s, Inc., Class A	917
137	Discovery Holding Co., Class A*	3,092
342	DR Horton, Inc.	4,798
15	DreamWorks Animation SKG, Inc., Class A*	381
313	Eastman Kodak Co.	5,315
98	EW Scripps Co., Class A	4,094
206	Expedia, Inc.*	4,724
169	Foot Locker, Inc.	2,079
2,199	Ford Motor Co.*	14,360
166	Fortune Brands, Inc.	10,787
255	Gannett Co., Inc.	7,688
601	Gap, Inc. (The)	12,122
524	General Motors Corp.	12,199
185	Genuine Parts Co.	7,631
28	Getty Images, Inc.*	901
16	Harte-Hanks, Inc.	271
106	Hasbro, Inc.	2,732
27	Hearst-Argyle Television, Inc.	594
772	Home Depot, Inc.	20,497
177	IAC/InterActiveCorp*	3,522
160	Idearc, Inc.	771
38	International Speedway Corp., Class A	1,514
195	Interpublic Group of Cos., Inc.*	1,681
36	Jarden Corp.*	867
133	Johnson Controls, Inc.	4,370
93	Jones Apparel Group, Inc.	1,312
84	KB Home	2,010
193	Leggett & Platt, Inc.	3,223
148	Lennar Corp., Class A	2,754
205	Liberty Global, Inc., Class A*	7,708
265	Liberty Media Corp. - Interactive, Class A*	3,805
106	Liz Claiborne, Inc.	1,885
474	Macy’s, Inc.	11,698
220	Mattel, Inc.	4,250
49	McClatchy Co., Class A	470
1,030	McDonald’s Corp.	55,733
38	MDC Holdings, Inc.	1,591
60	Mohawk Industries, Inc.*	4,285
116	New York Times Co. (The), Class A	2,161
147	Newell Rubbermaid, Inc.	3,337
840	News Corp., Class A	15,464
3	NVR, Inc.*	1,622
44	OfficeMax, Inc.	936
2	Orient-Express Hotels Ltd.	108
61	Penske Auto Group, Inc.	1,100
148	Pulte Homes, Inc.	2,004
77	R.H. Donnelley Corp.*	546
44	RadioShack Corp.	768
16	Regal Entertainment Group, Class A	316
145	Royal Caribbean Cruises Ltd.	5,077
46	Ryland Group, Inc.	1,301

See accompanying notes to schedules of portfolio investments.

21	Saks, Inc.*	327
82	Sears Holdings Corp.*	7,841
303	Service Corp. International	3,272
63	Snap-On, Inc.	3,145
58	Stanley Works (The)	2,815
3	Thor Industries, Inc.	91
76	Time Warner Cable, Inc., Class A*	2,075
3,507	Time Warner, Inc.	54,744
137	Toll Brothers, Inc.*	2,906
46	TRW Automotive Holdings Corp.*	1,016
97	VF Corp.	7,376
319	Virgin Media, Inc.	4,785
1,209	Walt Disney Co. (The)	39,184
17	Warner Music Group Corp.	102
6	Washington Post Co. (The), Class B	4,344
24	Whirlpool Corp.	2,025
184	Wyndham Worldwide Corp.	4,079
		488,693
	Consumer Staples — 8.5%
76	Alberto-Culver Co.	2,037
981	Altria Group, Inc.	71,750
306	Anheuser-Busch Cos., Inc.	14,410
710	Archer-Daniels-Midland Co.	32,021
37	Avon Products, Inc.	1,408
71	BJ’s Wholesale Club, Inc.*	2,241
25	Brown-Forman Corp., Class B	1,594
131	Bunge Ltd.	14,520
108	Campbell Soup Co.	3,487
4	Church & Dwight Co., Inc.	214
12	Clorox Co.	698
854	Coca-Cola Co. (The)	49,925
339	Coca-Cola Enterprises, Inc.	8,282
43	Colgate-Palmolive Co.	3,272
542	ConAgra Foods, Inc.	11,978
209	Constellation Brands, Inc., Class A*	4,015
81	Corn Products International, Inc.	2,974
152	Costco Wholesale Corp.	9,412
747	CVS Caremark Corp.	30,164
132	Dean Foods Co.	2,841
220	Del Monte Foods Co.	1,976
17	Energizer Holdings, Inc.*	1,578
324	General Mills, Inc.	18,141
54	Hershey Co. (The)	2,002
159	HJ Heinz Co.	7,013
80	Hormel Foods Corp.	3,269
62	JM Smucker Co. (The)	3,174
84	Kellogg Co.	4,260
257	Kimberly-Clark Corp.	16,751
1,745	Kraft Foods, Inc.	54,392
266	Kroger Co. (The)	6,450
48	Loews Corp. - Carolina Group	3,614
48	McCormick & Co., Inc. (Non-Voting)	1,654
127	Molson Coors Brewing Co., Class B	6,853
115	Pepsi Bottling Group, Inc.	3,911
64	PepsiAmericas, Inc.	1,619
2,069	Procter & Gamble Co.	136,926
186	Reynolds American, Inc.	11,852
740	Rite Aid Corp.*	1,976
480	Safeway, Inc.	13,795
381	Sara Lee Corp.	4,812
119	Smithfield Foods, Inc.*	3,278
229	SUPERVALU, Inc.	6,011
287	Tyson Foods, Inc., Class A	4,136
73	UST, Inc.	3,963
698	Wal-Mart Stores, Inc.	34,614
31	WM. Wrigley Jr. Co.	1,856
		627,119
	Energy — 16.3%
505	Anadarko Petroleum Corp.	32,189
360	Apache Corp.	41,296
223	Chesapeake Energy Corp.	10,084
2,338	Chevron Corp.	202,611
91	Cimarex Energy Co.	4,796

See accompanying notes to schedules of portfolio investments.

1,778	ConocoPhillips	147,058
17	Continental Resources, Inc.*	477
484	Devon Energy Corp.	49,716
762	El Paso Corp.	12,421
12	ENSCO International, Inc.	718
266	EOG Resources, Inc.	31,651
4,878	Exxon Mobil Corp.	424,435
86	Forest Oil Corp.*	4,242
60	Frontier Oil Corp.	2,143
20	Helix Energy Solutions Group, Inc.*	704
112	Helmerich & Payne, Inc.	5,021
302	Hess Corp.	28,140
783	Marathon Oil Corp.	41,624
205	Murphy Oil Corp.	16,478
36	Nabors Industries Ltd.*	1,135
141	Newfield Exploration Co.*	7,809
159	Noble Energy, Inc.	12,307
907	Occidental Petroleum Corp.	70,175
34	Overseas Shipholding Group, Inc.	2,132
170	Patterson-UTI Energy, Inc.	4,034
134	Pioneer Natural Resources Co.	6,002
121	Plains Exploration & Production Co.*	6,534
47	Pride International, Inc.*	1,666
34	Rowan Cos., Inc.	1,370
16	SandRidge Energy, Inc.*	602
25	SEACOR Holdings, Inc.*	2,400
687	Spectra Energy Corp.	15,877
68	St. Mary Land & Exploration Co.	2,508
44	Teekay Corp.	1,891
20	Tidewater, Inc.	1,123
11	Unit Corp.*	607
126	Valero Energy Corp.	7,279
11	W&T Offshore, Inc.	390
14	Western Refining, Inc.	279
106	Williams Cos., Inc.	3,818
		1,205,742
	Financials — 27.1%
338	ACE Ltd.	19,009
45	Aflac, Inc.	2,808
5	Alleghany Corp.*	1,805
166	Allied Capital Corp.	3,750
53	Allied World Assurance Co. Holdings Ltd.	2,308
621	Allstate Corp. (The)	29,640
108	AMB Property Corp. (REIT)	5,419
111	AMBAC Financial Group, Inc.	1,237
204	American Capital Strategies Ltd.	7,403
89	American Financial Group, Inc.	2,302
2,267	American International Group, Inc.	106,232
17	American National Insurance	1,929
120	AmeriCredit Corp.*	1,726
256	Ameriprise Financial, Inc.	12,964
501	Annaly Capital Management, Inc. (REIT)	10,366
319	AON Corp.	13,274
100	Apartment Investment & Management Co. (REIT)	3,445
52	Arch Capital Group Ltd.*	3,561
82	Arthur J. Gallagher & Co.	1,935
139	Associated Banc-Corp.	3,464
132	Assurant, Inc.	8,257
94	Astoria Financial Corp.	2,460
87	AvalonBay Communities, Inc. (REIT)	8,041
167	Axis Capital Holdings Ltd.	6,157
89	BancorpSouth, Inc.	2,001
4,827	Bank of America Corp.	191,825
36	Bank of Hawaii Corp.	1,729
804	Bank of New York Mellon Corp. (The)	35,271
599	BB&T Corp.	18,647
129	Bear Stearns Cos., Inc. (The)	10,302
30	BlackRock, Inc.	5,798
24	BOK Financial Corp.	1,241
111	Boston Properties, Inc. (REIT)	9,565
95	Brandywine Realty Trust (REIT)	1,590
55	BRE Properties, Inc. (REIT)	2,368
57	Camden Property Trust (REIT)	2,707

See accompanying notes to schedules of portfolio investments.

426	Capital One Financial Corp.	19,609
63	CapitalSource, Inc. (REIT)	998
7	Capitol Federal Financial	243
71	CBL & Associates Properties, Inc. (REIT)	1,658
407	Chubb Corp.	20,716
187	Cincinnati Financial Corp.	6,951
209	CIT Group, Inc.	4,644
5,663	Citigroup, Inc.	134,270
45	City National Corp.	2,306
29	CNA Financial Corp.	773
173	Colonial BancGroup, Inc. (The)	2,090
51	Colonial Properties Trust (REIT)	1,242
170	Comerica, Inc.	6,161
148	Commerce Bancorp, Inc.	5,591
79	Commerce Bancshares, Inc.	3,290
205	Conseco, Inc.*	2,405
645	Countrywide Financial Corp.	4,070
65	Cullen/Frost Bankers, Inc.	3,323
136	Developers Diversified Realty Corp. (REIT)	5,244
490	Discover Financial Services	7,394
113	Douglas Emmett, Inc. (REIT)	2,394
43	Duke Realty Corp. (REIT)	986
313	E*Trade Financial Corp.*	1,337
69	East West Bancorp, Inc.	1,298
58	Endurance Specialty Holdings Ltd.	2,279
295	Equity Residential (REIT)	11,263
40	Erie Indemnity Co., Class A	1,974
14	Essex Property Trust, Inc. (REIT)	1,471
69	Everest Re Group Ltd.	6,685
1,058	Fannie Mae	29,254
31	Federal Realty Investment Trust (REIT)	2,222
241	Fidelity National Financial, Inc., Class A	4,244
598	Fifth Third Bancorp	13,694
100	First American Corp.	3,483
7	First Citizens BancShares, Inc., Class A	995
137	First Horizon National Corp.	2,225
38	Forestar Real Estate Group, Inc.*	926
437	Freddie Mac	11,004
188	Fulton Financial Corp.	2,186
105	General Growth Properties, Inc. (REIT)	3,708
473	Genworth Financial, Inc.	10,964
12	GLG Partners, Inc.*	156
250	Goldman Sachs Group, Inc. (The)	42,407
38	Guaranty Financial Group, Inc.*	497
53	Hanover Insurance Group, Inc. (The)	2,316
344	Hartford Financial Services Group, Inc.	24,046
69	HCC Insurance Holdings, Inc.	1,660
236	HCP, Inc. (REIT)	6,886
81	Health Care REIT, Inc. (REIT)	3,334
102	Hospitality Properties Trust (REIT)	3,706
568	Host Hotels & Resorts, Inc. (REIT)	9,196
245	HRPT Properties Trust (REIT)	1,686
357	Hudson City Bancorp, Inc.	5,666
397	Huntington Bancshares, Inc.	4,851
88	IndyMac Bancorp, Inc.	541
94	Invesco Ltd.	2,407
139	iStar Financial, Inc. (REIT)	2,740
41	Janus Capital Group, Inc.	993
136	Jefferies Group, Inc.	2,414
3,716	JPMorgan Chase & Co.	151,055
432	Keycorp	9,526
234	Kimco Realty Corp. (REIT)	7,902
84	Legg Mason, Inc.	5,547
579	Lehman Brothers Holdings, Inc.	29,523
178	Leucadia National Corp.	8,056
140	Liberty Media Corp. - Capital, Class A*	16,255
100	Liberty Property Trust (REIT)	2,971
295	Lincoln National Corp.	15,077
474	Loews Corp.	19,832
78	M&T Bank Corp.	6,402
74	Mack-Cali Realty Corp. (REIT)	2,552
11	Markel Corp.*	5,112
566	Marsh & McLennan Cos., Inc.	14,416

See accompanying notes to schedules of portfolio investments.

282	Marshall & Ilsley Corp.	6,542
243	MBIA, Inc.	3,152
29	Mercury General Corp.	1,322
791	Merrill Lynch & Co., Inc.	39,202
513	MetLife, Inc.	29,887
49	MF Global Ltd.*	860
90	MGIC Investment Corp.	1,333
1,081	Morgan Stanley	45,532
2	MSCI, Inc., Class A*	59
30	Nasdaq OMX Group (The)*	1,245
628	National City Corp.	9,960
58	Nationwide Financial Services	2,393
350	New York Community Bancorp, Inc.	5,716
36	Northern Trust Corp.	2,435
252	Old Republic International Corp.	3,457
31	OneBeacon Insurance Group Ltd.	660
48	PartnerRe Ltd.	3,691
119	People’s United Financial, Inc.	2,006
15	Philadelphia Consolidated Holding Co.*	509
177	Plum Creek Timber Co., Inc. (REIT)	7,202
88	PMI Group, Inc. (The)	640
378	PNC Financial Services Group, Inc.	23,221
304	Popular, Inc.	3,356
275	Principal Financial Group, Inc.	15,188
759	Progressive Corp. (The)	13,912
35	Prologis (REIT)	1,886
76	Protective Life Corp.	2,933
382	Prudential Financial, Inc.	27,875
125	Public Storage (REIT)	10,170
87	Radian Group, Inc.	619
102	Raymond James Financial, Inc.	2,292
79	Rayonier, Inc. (REIT)	3,361
76	Regency Centers Corp. (REIT)	4,511
767	Regions Financial Corp.	16,260
32	Reinsurance Group of America, Inc.	1,751
71	RenaissanceRe Holdings Ltd.	3,898
98	Safeco Corp.	4,533
107	Simon Property Group, Inc. (REIT)	8,967
65	SL Green Realty Corp. (REIT)	5,947
466	Sovereign Bancorp, Inc.	5,140
54	StanCorp Financial Group, Inc.	2,651
83	State Street Corp.	6,520
4	Student Loan Corp. (The)	442
388	SunTrust Banks, Inc.	22,554
188	Synovus Financial Corp.	2,168
26	Taubman Centers, Inc. (REIT)	1,268
141	TCF Financial Corp.	2,624
94	TFS Financial Corp.	1,166
160	Thornburg Mortgage, Inc. (REIT)	1,424
104	Torchmark Corp.	6,267
19	Transatlantic Holdings, Inc.	1,281
675	Travelers Cos., Inc. (The)	31,327
1,891	U.S. Bancorp	60,550
52	UnionBanCal Corp.	2,422
50	Unitrin, Inc.	1,780
392	Unum Group	8,981
131	Valley National Bancorp	2,447
145	Vornado Realty Trust (REIT)	12,116
2,163	Wachovia Corp.	66,231
95	Washington Federal, Inc.	2,157
960	Washington Mutual, Inc.	14,208
58	Webster Financial Corp.	1,622
3,696	Wells Fargo & Co.	108,034
2	Wesco Financial Corp.	778
10	White Mountains Insurance Group Ltd.	4,934
73	Whitney Holding Corp.	1,753
75	Wilmington Trust Corp.	2,310
128	WR Berkley Corp.	3,685
179	XL Capital Ltd., Class A	6,455
118	Zions Bancorporation	5,635
		2,009,247

See accompanying notes to schedules of portfolio investments.

	Health Care — 7.1%
106	Aetna, Inc.	5,258
98	AmerisourceBergen Corp.	4,089
337	Amgen, Inc.*	15,340
150	Applera Corp. - Applied Biosystems Group	5,056
13	Beckman Coulter, Inc.	877
253	Biogen Idec, Inc.*	14,765
1,449	Boston Scientific Corp.*	18,243
31	Brookdale Senior Living, Inc.	809
48	Charles River Laboratories International, Inc.*	2,812
95	Community Health Systems, Inc.*	2,952
29	Cooper Cos., Inc. (The)	991
11	Coventry Health Care, Inc.*	571
539	Covidien Ltd.	23,064
552	Eli Lilly & Co.	27,611
264	Health Management Associates, Inc., Class A	1,412
56	Hillenbrand Industries, Inc.	2,938
21	IMS Health, Inc.	473
32	Invitrogen Corp.*	2,704
1,969	Johnson & Johnson	121,999
11	Kinetic Concepts, Inc.*	565
265	King Pharmaceuticals, Inc.*	2,809
63	LifePoint Hospitals, Inc.*	1,579
25	McKesson Corp.	1,469
410	Merck & Co., Inc.	18,163
156	Millennium Pharmaceuticals, Inc.*	2,182
116	Omnicare, Inc.	2,434
98	PerkinElmer, Inc.	2,432
7,634	Pfizer, Inc.	170,086
12	Quest Diagnostics, Inc.	572
116	Tenet Healthcare Corp.*	558
231	Thermo Fisher Scientific, Inc.*	12,920
36	Universal Health Services, Inc., Class B	1,923
47	Watson Pharmaceuticals, Inc.*	1,307
324	WellPoint, Inc.*	22,706
694	Wyeth	30,272
		523,941
	Industrials — 10.0%
50	3M Co.	3,920
34	AGCO Corp.*	2,205
47	Alexander & Baldwin, Inc.	2,070
5	Alliant Techsystems, Inc.*	525
264	Allied Waste Industries, Inc.*	2,730
21	Armstrong World Industries, Inc.*	756
16	Avery Dennison Corp.	821
71	Avis Budget Group, Inc.*	812
22	Burlington Northern Santa Fe Corp.	1,931
49	Carlisle Cos., Inc.	1,790
35	Cintas Corp.	1,007
11	Con-way, Inc.	498
135	Cooper Industries Ltd., Class A	5,661
5	Copart, Inc.*	208
55	Crane Co.	2,268
364	CSX Corp.	17,661
466	Deere & Co.	39,708
151	Dover Corp.	6,268
42	DRS Technologies, Inc.	2,356
141	Eaton Corp.	11,369
146	Emerson Electric Co.	7,440
54	FedEx Corp.	4,759
6	Flowserve Corp.	653
58	Gardner Denver, Inc.*	2,141
32	GATX Corp.	1,151
379	General Dynamics Corp.	31,021
9,949	General Electric Co.	329,710
121	Hertz Global Holdings, Inc.*	1,444
122	Honeywell International, Inc.	7,020
43	Hubbell, Inc., Class B	1,951
137	Illinois Tool Works, Inc.	6,723
278	Ingersoll-Rand Co., Ltd., Class A	11,637
173	ITT Corp.	9,729
33	Kansas City Southern*	1,181
184	KBR, Inc.*	6,133
36	Kennametal, Inc.	1,093
90	L-3 Communications Holdings, Inc.	9,566

See accompanying notes to schedules of portfolio investments.

51	Lennox International, Inc.	1,920
15	Lincoln Electric Holdings, Inc.	1,007
387	Masco Corp.	7,233
210	Norfolk Southern Corp.	11,107
352	Northrop Grumman Corp.	27,671
96	Northwest Airlines Corp.*	1,289
120	Owens Corning, Inc.*	2,263
12	Pall Corp.	472
189	Parker Hannifin Corp.	12,215
109	Pentair, Inc.	3,556
43	Pitney Bowes, Inc.	1,539
239	R.R. Donnelley & Sons Co.	7,607
234	Raytheon Co.	15,173
18	Republic Services, Inc.	550
63	Ryder System, Inc.	3,629
7	Shaw Group, Inc. (The)*	451
631	Southwest Airlines Co.	7,736
14	Spirit Aerosystems Holdings, Inc., Class A*	378
57	SPX Corp.	5,831
19	Steelcase, Inc.	269
43	Teleflex, Inc.	2,432
103	Timken Co.	3,103
11	Trinity Industries, Inc.	310
539	Tyco International Ltd.	21,592
51	UAL Corp.	1,545
113	Union Pacific Corp.	14,098
93	United Rentals, Inc.*	1,869
422	United Technologies Corp.	29,755
68	URS Corp.*	2,739
89	US Airways Group, Inc.*	1,104
87	USG Corp.*	2,961
247	Waste Management, Inc.	8,109
12	WW Grainger, Inc.	884
63	YRC Worldwide, Inc.*	867
		741,180
	Information Technology — 3.0%
128	ADC Telecommunications, Inc.*	1,750
389	Advanced Micro Devices, Inc.*	2,805
59	Affiliated Computer Services, Inc., Class A*	2,994
61	Arrow Electronics, Inc.*	1,989
489	Atmel Corp.*	1,589
67	Avnet, Inc.*	2,259
44	AVX Corp.	552
168	CA, Inc.	3,844
219	Cadence Design Systems, Inc.*	2,326
5	CommScope, Inc.*	209
178	Computer Sciences Corp.*	7,734
56	Compuware Corp.*	446
149	Convergys Corp.*	2,152
69	Cree, Inc.*	2,132
232	Electronic Data Systems Corp.	4,018
49	Fair Isaac Corp.	1,137
79	Fairchild Semiconductor International, Inc.*	881
33	Fidelity National Information Services, Inc.	1,369
6	Genpact Ltd.*	91
36	Hewitt Associates, Inc., Class A*	1,421
158	Ingram Micro, Inc.*	2,413
132	Integrated Device Technology, Inc.*	1,107
303	International Business Machines Corp.	34,500
61	International Rectifier Corp.*	1,389
62	Intersil Corp., Class A	1,443
74	Jabil Circuit, Inc.	956
101	JDS Uniphase Corp.*	1,328
158	Juniper Networks, Inc.*	4,238
47	Lexmark International, Inc., Class A*	1,552
318	LSI Corp.*	1,603
94	Metavante Technologies, Inc.*	2,037
555	Micron Technology, Inc.*	4,174
64	Molex, Inc.	1,442
2,518	Motorola, Inc.	25,104
171	NCR Corp.*	3,789
330	Novell, Inc.*	2,458
44	Novellus Systems, Inc.*	971

See accompanying notes to schedules of portfolio investments.

16	QLogic Corp.*	254
24	Rambus, Inc.*	433
101	SanDisk Corp.*	2,379
448	Sanmina-SCI Corp.*	739
367	Seagate Technology	7,916
642	Sun Microsystems, Inc.*	10,529
788	Symantec Corp.*	13,270
60	Tech Data Corp.*	2,001
476	Tellabs, Inc.*	3,132
171	Teradata Corp.*	4,314
93	Teradyne, Inc.*	1,115
539	Tyco Electronics Ltd.	17,733
378	Unisys Corp.*	1,561
167	Vishay Intertechnology, Inc.*	1,525
7	VMware, Inc., Class A*	411
169	Western Digital Corp.*	5,217
48	Western Union Co. (The)	998
1,020	Xerox Corp.	14,994
		220,723
	Materials — 4.1%
125	Air Products & Chemicals, Inc.	11,416
5	Airgas, Inc.	243
886	Alcoa, Inc.	32,906
61	Ashland, Inc.	2,694
114	Bemis Co., Inc.	2,829
21	Cabot Corp.	575
24	Carpenter Technology Corp.	1,508
49	Celanese Corp., Class A	1,906
246	Chemtura Corp.	2,032
130	Commercial Metals Co.	3,960
46	Cytec Industries, Inc.	2,635
254	Domtar Corp.*	1,618
1,037	Dow Chemical Co. (The)	39,085
87	Eastman Chemical Co.	5,725
845	EI Du Pont de Nemours & Co.	39,225
83	FMC Corp.	4,699
73	Freeport-McMoRan Copper & Gold, Inc.	7,363
104	Huntsman Corp.	2,509
22	International Flavors & Fragrances, Inc.	949
474	International Paper Co.	15,026
113	Louisiana-Pacific Corp.	1,229
56	Lubrizol Corp.	3,265
201	MeadWestvaco Corp.	5,158
96	Mosaic Co. (The)*	10,685
270	Newmont Mining Corp.	13,816
254	Nucor Corp.	16,401
11	Owens-Illinois, Inc.*	621
179	PPG Industries, Inc.	11,094
64	Reliance Steel & Aluminum Co.	3,549
69	Rohm & Haas Co.	3,699
18	RPM International, Inc.	376
39	Scotts Miracle-Gro Co. (The), Class A	1,388
151	Sealed Air Corp.	3,656
100	Sigma-Aldrich Corp.	5,502
277	Smurfit-Stone Container Corp.*	2,202
109	Sonoco Products Co.	3,071
69	Steel Dynamics, Inc.	4,020
115	Temple-Inland, Inc.	1,579
129	United States Steel Corp.	13,990
98	Valspar Corp.	2,126
21	Westlake Chemical Corp.	339
235	Weyerhaeuser Co.	14,382
		301,051
	Telecommunication Services — 5.4%
6,707	AT&T, Inc.	233,605
119	CenturyTel, Inc.	4,307
307	Citizens Communications Co.	3,297
25	Clearwire Corp., Class A*	350
46	Crown Castle International Corp.*	1,660
164	Embarq Corp.	6,878
1,750	Qwest Communications International, Inc.	9,450
3,059	Sprint Nextel Corp.	21,749
62	Telephone & Data Systems, Inc.	2,908

See accompanying notes to schedules of portfolio investments.

12	U.S. Cellular Corp.*	756
3,158	Verizon Communications, Inc.	114,699
233	Windstream Corp.	2,740
		402,399
	Utilities — 6.1%
85	AGL Resources, Inc.	2,948
124	Alliant Energy Corp.	4,308
225	Ameren Corp.	9,608
434	American Electric Power Co., Inc.	17,759
134	Aqua America, Inc.	2,551
97	Atmos Energy Corp.	2,522
244	CMS Energy Corp.	3,511
294	Consolidated Edison, Inc.	12,022
44	Constellation Energy Group, Inc.	3,887
634	Dominion Resources, Inc.	25,322
57	DPL, Inc.	1,454
178	DTE Energy Co.	7,086
1,370	Duke Energy Corp.	24,030
308	Dynegy, Inc., Class A*	2,279
354	Edison International	17,488
78	Energen Corp.	4,680
172	Energy East Corp.	4,584
215	Entergy Corp.	22,089
32	Equitable Resources, Inc.	1,972
401	Exelon Corp.	30,015
332	FirstEnergy Corp.	22,440
442	FPL Group, Inc.	26,648
94	Great Plains Energy, Inc.	2,390
89	Hawaiian Electric Industries, Inc.	1,999
82	Integrys Energy Group, Inc.	3,766
198	MDU Resources Group, Inc.	5,199
88	Mirant Corp.*	3,256
91	National Fuel Gas Co.	4,282
298	NiSource, Inc.	5,123
168	Northeast Utilities	4,262
51	NRG Energy, Inc.*	2,105
116	NSTAR	3,584
100	OGE Energy Corp.	3,247
113	Oneok, Inc.	5,262
210	Pepco Holdings, Inc.	5,307
382	PG&E Corp.	14,386
109	Pinnacle West Capital Corp.	3,875
107	PPL Corp.	4,856
280	Progress Energy, Inc.	11,735
552	Public Service Enterprise Group, Inc.	24,343
141	Puget Energy, Inc.	3,765
123	Questar Corp.	6,796
372	Reliant Energy, Inc.*	8,482
127	SCANA Corp.	4,809
287	Sempra Energy	15,248
217	Sierra Pacific Resources	2,801
818	Southern Co.	28,246
117	Southern Union Co.	3,009
228	TECO Energy, Inc.	3,415
116	UGI Corp.	2,971
83	Vectren Corp.	2,139
127	Wisconsin Energy Corp.	5,540
445	Xcel Energy, Inc.	8,820
		454,221
	Total Common Stock (Cost $8,011,197)	6,974,316

Principal
Amount
	Repurchase Agreements — 9.2%
$18,632	Bank of America Corp., 2.95% dated 02/29/08, due 03/03/08, total to be received $18,637 (b)	18,632

87,836	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $87,858 (c)	87,836

See accompanying notes to schedules of portfolio investments.

79,851	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $79,872 (d)	79,851

307,355	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $307,434 (e)	307,355

186,320	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $186,368 (f)	186,320

	Total Repurchase Agreements (Cost $679,994)	679,994

	Total Investments (Cost $8,691,191) — 103.4%	7,654,310
	Liabilities in excess of other assets — (3.4%)	(253,043)
	Net Assets — 100.0%	$7,401,267

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $19,005. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $89,593. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $81,449. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $313,503. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $190,046. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$409,937
Aggregate gross unrealized depreciation	(1,572,287)
Net unrealized depreciation	$(1,162,350)

Federal income tax cost of investments	$8,816,660

Swap Agreements

Ultra Russell1000 Value had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index	03/06/08	$7,950,000	$(182,584)

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.8%
	Consumer Discretionary — 10.6%
254	Abercrombie & Fitch Co.	$19,693
292	Advance Auto Parts, Inc.	9,794
879	Amazon.Com, Inc.*	56,669
537	American Eagle Outfitters, Inc.	11,476
142	AnnTaylor Stores Corp.*	3,411
418	Apollo Group, Inc., Class A*	25,657
126	Autoliv, Inc.	6,287
124	Autozone, Inc.*	14,270
12	Barnes & Noble, Inc.	337
757	Bed Bath & Beyond, Inc.*	21,453
997	Best Buy Co., Inc.	42,881
261	Big Lots, Inc.*	4,398
93	Black & Decker Corp.	6,396
70	BorgWarner, Inc.	3,018
163	Boyd Gaming Corp.	3,438
304	Brinker International, Inc.	5,606
184	Burger King Holdings, Inc.	4,721
210	Cablevision Systems Corp.*	5,626
275	Career Education Corp.*	4,084
625	Carmax, Inc.*	11,475
525	Carnival Corp.	20,659
18	Centex Corp.	399
90	Central European Media Enterprises Ltd.*	8,273
208	Cheesecake Factory (The)*	4,349
508	Chico’s FAS, Inc.*	4,729
103	Choice Hotels International, Inc.	3,342
213	Circuit City Stores, Inc.	941
307	Clear Channel Communications, Inc.	9,824
115	Clear Channel Outdoor Holdings, Inc., Class A*	2,675
1,017	Coach, Inc.*	30,835
178	Coldwater Creek, Inc.*	984
5,230	Comcast Corp., Class A*	102,194
231	CROCS, Inc.*	5,618
150	CTC Media, Inc.*	4,404
408	Darden Restaurants, Inc.	12,579
234	Dick’s Sporting Goods, Inc.*	6,454
2,061	DIRECTV Group, Inc. (The)*	51,628
447	Discovery Holding Co., Class A*	10,089
601	DISH Network Corp., Class A*	17,820
266	Dollar Tree Stores, Inc.*	7,137
151	DreamWorks Animation SKG, Inc., Class A*	3,832
406	Family Dollar Stores, Inc.	7,775
455	GameStop Corp., Class A*	19,274
334	Garmin Ltd.	19,609
412	Gentex Corp.	6,641
70	Getty Images, Inc.*	2,251
693	Goodyear Tire & Rubber Co. (The)*	18,780
157	Guess ?, Inc.	6,457
933	H&R Block, Inc.	17,400
279	Hanesbrands, Inc.*	8,119
698	Harley-Davidson, Inc.	25,938
175	Harman International Industries, Inc.	7,210
101	Harte-Hanks, Inc.	1,708
143	Hasbro, Inc.	3,685
2,832	Home Depot, Inc.	75,190
34	IAC/InterActiveCorp*	677
911	International Game Technology	41,132
836	Interpublic Group of Cos., Inc.*	7,206
118	ITT Educational Services, Inc.*	6,516
102	Jarden Corp.*	2,457
652	JC Penney Co., Inc.	30,129
147	John Wiley & Sons, Inc., Class A	5,363
1,356	Johnson Controls, Inc.	44,558
928	Kohl’s Corp.*	41,240
239	Lamar Advertising Co., Class A	9,108
301	Las Vegas Sands Corp.*	25,073

See accompanying notes to schedules of portfolio investments.

565	Liberty Global, Inc., Class A*	21,244
1,053	Liberty Media Corp. - Interactive, Class A*	15,121
21	Liz Claiborne, Inc.	373
4,350	Lowe’s Cos., Inc.	104,269
920	Ltd Brands, Inc.	14,030
871	Marriott International, Inc., Class A	29,701
475	Mattel, Inc.	9,177
714	McDonald’s Corp.	38,635
992	McGraw-Hill Cos., Inc. (The)	40,603
139	Meredith Corp.	6,026
342	MGM Mirage*	21,064
104	New York Times Co. (The), Class A	1,938
417	Newell Rubbermaid, Inc.	9,466
4,352	News Corp., Class A	80,120
1,030	Nike, Inc., Class B	62,006
638	Nordstrom, Inc.	23,625
99	NutriSystem, Inc.*	1,417
5	NVR, Inc.*	2,703
330	O’Reilly Automotive, Inc.*	8,897
794	Office Depot, Inc.*	9,028
100	OfficeMax, Inc.	2,127
956	Omnicom Group, Inc.	42,704
116	Orient-Express Hotels Ltd.	6,284
77	Panera Bread Co., Class A*	2,877
212	Penn National Gaming, Inc.*	9,716
372	PetSmart, Inc.	8,009
162	Phillips-Van Heusen Corp.	5,915
177	Polo Ralph Lauren Corp.	11,008
142	Pool Corp.	2,705
218	Pulte Homes, Inc.	2,952
275	RadioShack Corp.	4,799
183	Regal Entertainment Group, Class A	3,611
401	Ross Stores, Inc.	11,168
350	Saks, Inc.*	5,446
187	Scientific Games Corp., Class A*	3,865
299	Sherwin-Williams Co. (The)	15,482
4,224	Sirius Satellite Radio, Inc.*	11,996
73	Stanley Works (The)	3,543
2,066	Staples, Inc.	45,968
2,140	Starbucks Corp.*	38,456
544	Starwood Hotels & Resorts Worldwide, Inc.	25,748
2,471	Target Corp.	129,999
91	Thor Industries, Inc.	2,774
367	Tiffany & Co.	13,814
547	Tim Hortons, Inc.	19,238
248	Time Warner Cable, Inc., Class A*	6,770
1,567	Time Warner, Inc.	24,461
1,314	TJX Cos., Inc.	42,048
100	Tractor Supply Co.*	3,744
327	Urban Outfitters, Inc.*	9,411
1,760	Viacom, Inc., Class B*	69,960
174	WABCO Holdings, Inc.	7,270
2,513	Walt Disney Co. (The)	81,446
57	Warner Music Group Corp.	342
102	Weight Watchers International, Inc.	4,794
252	Wendy’s International, Inc.	6,119
163	Whirlpool Corp.	13,752
263	Williams-Sonoma, Inc.	6,144
39	Wyndham Worldwide Corp.	865
158	Wynn Resorts Ltd.	15,911
825	XM Satellite Radio Holdings, Inc., Class A*	9,735
1,374	Yum! Brands, Inc.	47,334
		2,282,704
	Consumer Staples — 10.1%
41	Alberto-Culver Co.	1,099
3,470	Altria Group, Inc.	253,796
1,383	Anheuser-Busch Cos., Inc.	65,125
1,169	Avon Products, Inc.	44,492
112	Bare Escentuals, Inc.*	3,067
158	Brown-Forman Corp., Class B	10,076
380	Campbell Soup Co.	12,270
179	Church & Dwight Co., Inc.	9,569
368	Clorox Co.	21,414

See accompanying notes to schedules of portfolio investments.

4,404	Coca-Cola Co. (The)	257,458
1,362	Colgate-Palmolive Co.	103,635
888	Costco Wholesale Corp.	54,985
2,282	CVS Caremark Corp.	92,147
25	Dean Foods Co.	538
117	Energizer Holdings, Inc.*	10,861
316	Estee Lauder Cos., Inc. (The)	13,455
75	General Mills, Inc.	4,199
197	Hansen Natural Corp.*	8,175
138	Herbalife Ltd.	5,773
344	Hershey Co. (The)	12,756
517	HJ Heinz Co.	22,805
459	Kellogg Co.	23,280
547	Kimberly-Clark Corp.	35,653
1,236	Kroger Co. (The)	29,973
186	Loews Corp. - Carolina Group	14,004
250	McCormick & Co., Inc. (Non-Voting)	8,612
160	NBTY, Inc. *	4,570
102	Pepsi Bottling Group, Inc.	3,469
4,706	PepsiCo, Inc.	327,349
3,603	Procter & Gamble Co.	238,447
1,110	Sara Lee Corp.	14,019
1,785	SYSCO Corp.	50,087
238	UST, Inc.	12,921
5,113	Wal-Mart Stores, Inc.	253,554
2,882	Walgreen Co.	105,222
408	Whole Foods Market, Inc.	14,341
609	WM. Wrigley Jr. Co.	36,455
		2,179,651
	Energy — 8.6%
412	Arch Coal, Inc.	21,049
925	Baker Hughes, Inc.	62,243
847	BJ Services Co.	21,971
280	Cabot Oil & Gas Corp.	13,930
636	Cameron International Corp.*	27,017
123	Cheniere Energy, Inc.*	3,608
827	Chesapeake Energy Corp.	37,397
81	CNX Gas Corp.*	2,966
526	Consol Energy, Inc.	39,966
40	Continental Resources, Inc.*	1,123
700	Denbury Resources, Inc.*	22,323
197	Diamond Offshore Drilling, Inc.	23,804
248	Dresser-Rand Group, Inc.*	8,449
399	ENSCO International, Inc.	23,876
3,320	Exxon Mobil Corp.	288,873
375	FMC Technologies, Inc.*	21,248
131	Foundation Coal Holdings, Inc.	7,568
160	Frontier Oil Corp.	5,714
140	Frontline Ltd.	6,320
266	Global Industries Ltd.*	4,897
368	Grant Prideco, Inc.*	18,573
2,641	Halliburton Co.	101,150
211	Helix Energy Solutions Group, Inc.*	7,431
131	Holly Corp.	6,994
234	Massey Energy Co.	8,953
717	Nabors Industries Ltd.*	22,607
1,026	National Oilwell Varco, Inc.*	63,920
774	Noble Corp.	38,042
70	Noble Energy, Inc.	5,418
158	Oceaneering International, Inc.*	9,480
77	Patriot Coal Corp.*	4,135
766	Peabody Energy Corp.	43,371
355	Pride International, Inc.*	12,581
290	Quicksilver Resources, Inc.*	9,976
428	Range Resources Corp.	26,185
228	Rowan Cos., Inc.	9,191
38	SandRidge Energy, Inc. *	1,430
3,405	Schlumberger Ltd.	294,362
579	Smith International, Inc.	36,494
491	Southwestern Energy Co.*	32,028
351	Sunoco, Inc.	21,439
233	Superior Energy Services*	9,481
395	Tesoro Corp.	14,670

See accompanying notes to schedules of portfolio investments.

210	Tetra Technologies, Inc.*	3,608
100	Tidewater, Inc.	5,615
896	Transocean, Inc.*	125,897
105	Unit Corp.*	5,791
1,251	Valero Energy Corp.	72,270
51	W&T Offshore, Inc.	1,809
974	Weatherford International Ltd.*	67,128
41	Western Refining, Inc.	817
1,448	Williams Cos., Inc.	52,157
1,397	XTO Energy, Inc.	86,209
		1,863,554
	Financials — 6.2%
52	ACE Ltd.	2,924
86	Affiliated Managers Group, Inc.*	8,286
1,294	Aflac, Inc.	80,759
2,992	American Express Co.	126,562
453	American International Group, Inc.	21,228
23	AmeriCredit Corp.*	331
15	Apartment Investment & Management Co. (REIT)	517
53	Arthur J. Gallagher & Co.	1,251
48	Bank of Hawaii Corp.	2,305
1,135	Bank of New York Mellon Corp. (The)	49,792
105	BlackRock, Inc.	20,291
323	Brown & Brown, Inc.	5,759
241	CapitalSource, Inc. (REIT)	3,817
44	Capitol Federal Financial	1,527
564	CB Richard Ellis Group, Inc., Class A*	11,314
2,710	Charles Schwab Corp. (The)	53,143
158	CME Group, Inc.	81,101
8	CNA Financial Corp.	213
159	Commerce Bancorp, Inc.	6,007
79	Discover Financial Services	1,192
307	Duke Realty Corp. (REIT)	7,036
501	E*Trade Financial Corp.*	2,139
298	Eaton Vance Corp.	9,491
26	Erie Indemnity Co., Class A	1,283
32	Essex Property Trust, Inc. (REIT)	3,361
90	Federal Realty Investment Trust (REIT)	6,451
252	Federated Investors, Inc., Class B	10,226
186	First Marblehead Corp. (The)	2,238
208	Forest City Enterprises, Inc., Class A	7,311
479	Franklin Resources, Inc.	45,203
749	Freddie Mac	18,860
345	General Growth Properties, Inc. (REIT)	12,182
121	GLG Partners, Inc.*	1,574
517	Goldman Sachs Group, Inc. (The)	87,699
8	Hanover Insurance Group, Inc. (The)	349
140	HCC Insurance Holdings, Inc.	3,368
31	Health Care REIT, Inc. (REIT)	1,276
626	Hudson City Bancorp, Inc.	9,935
203	IntercontinentalExchange, Inc.*	26,451
961	Invesco Ltd.	24,611
128	Investment Technology Group, Inc.*	5,962
372	Janus Capital Group, Inc.	9,010
92	Jones Lang LaSalle, Inc.	7,028
94	Kilroy Realty Corp. (REIT)	4,458
149	Lazard Ltd., Class A	5,690
157	Legg Mason, Inc.	10,368
207	Macerich Co. (The) (REIT)	13,248
700	Merrill Lynch & Co., Inc.	34,692
152	MF Global Ltd.*	2,668
618	Moody’s Corp.	23,472
174	Morgan Stanley	7,329
34	MSCI, Inc., Class A*	1,011
321	Nasdaq Stock Market, Inc. (The) *	13,325
538	Northern Trust Corp.	36,385
266	Nymex Holdings, Inc.	26,278
762	NYSE Euronext	50,041
36	PartnerRe Ltd.	2,768
434	People’s United Financial, Inc.	7,317
126	Philadelphia Consolidated Holding Co.*	4,274
40	Plum Creek Timber Co., Inc. (REIT)	1,628
43	Principal Financial Group, Inc.	2,375

See accompanying notes to schedules of portfolio investments.

649	Prologis (REIT)	34,968
322	Prudential Financial, Inc.	23,496
28	Public Storage (REIT)	2,278
14	Rayonier, Inc. (REIT)	596
374	SEI Investments Co.	9,354
352	Simon Property Group, Inc. (REIT)	29,498
1,475	SLM Corp.*	28,925
215	St. Joe Co. (The)	8,267
928	State Street Corp.	72,894
302	Synovus Financial Corp.	3,482
767	T. Rowe Price Group, Inc.	38,756
85	Taubman Centers, Inc. (REIT)	4,144
717	TD Ameritrade Holding Corp.*	13,121
54	TFS Financial Corp.	670
28	Transatlantic Holdings, Inc.	1,887
393	UDR, Inc. (REIT)	8,784
385	Ventas, Inc. (REIT)	16,101
222	Weingarten Realty Investors (REIT)	7,128
125	WR Berkley Corp.	3,599
63	XL Capital Ltd., Class A	2,272
		1,338,910
	Health Care — 15.0%
4,450	Abbott Laboratories	238,298
19	Abraxis Bioscience, Inc.*	1,158
173	Advanced Medical Optics, Inc.*	3,958
1,197	Aetna, Inc.	59,371
881	Allergan, Inc.	52,182
221	AmerisourceBergen Corp.	9,220
2,245	Amgen, Inc.*	102,192
380	Amylin Pharmaceuticals, Inc.*	10,059
74	APP Pharmaceuticals, Inc.*	832
86	Applera Corp. - Applied Biosystems Group	2,899
317	Barr Pharmaceuticals, Inc.*	14,947
1,882	Baxter International, Inc.	111,076
145	Beckman Coulter, Inc.	9,788
708	Becton Dickinson & Co.	64,017
159	Biogen Idec, Inc.*	9,279
5,686	Bristol-Myers Squibb Co.	128,561
26	Brookdale Senior Living, Inc.	678
1,053	Cardinal Health, Inc.	62,274
1,166	Celgene Corp.*	65,727
191	Cephalon, Inc.*	11,525
190	Cerner Corp.*	8,256
66	Charles River Laboratories International, Inc.*	3,866
831	Cigna Corp.	37,046
24	Community Health Systems, Inc.*	746
52	Cooper Cos., Inc. (The)	1,778
184	Covance, Inc.*	15,531
422	Coventry Health Care, Inc.*	21,889
299	CR Bard, Inc.	28,342
304	DaVita, Inc.*	15,088
439	Dentsply International, Inc.	17,139
166	Edwards Lifesciences Corp.*	7,239
1,403	Eli Lilly & Co.	70,178
386	Endo Pharmaceuticals Holdings, Inc.*	10,136
635	Express Scripts, Inc.*	37,529
925	Forest Laboratories, Inc.*	36,787
152	Gen-Probe, Inc.*	7,267
1,345	Genentech, Inc.*	101,884
763	Genzyme Corp.*	54,112
2,698	Gilead Sciences, Inc.*	127,669
324	Health Net, Inc.*	14,237
257	Henry Schein, Inc.*	15,374
30	Hillenbrand Industries, Inc.	1,574
524	HLTH Corp.*	6,204
452	Hospira, Inc.*	19,237
485	Humana, Inc.*	33,140
179	Idexx Laboratories, Inc.*	9,929
173	ImClone Systems, Inc.*	7,787
473	IMS Health, Inc.	10,647
108	Intuitive Surgical, Inc.*	30,447
51	Invitrogen Corp.*	4,309
3,138	Johnson & Johnson	194,431

See accompanying notes to schedules of portfolio investments.

126	Kinetic Concepts, Inc.*	6,475
340	Laboratory Corp. of America Holdings*	26,285
214	Lincare Holdings, Inc.*	6,955
792	McKesson Corp.	46,538
1,514	Medco Health Solutions, Inc.*	67,085
3,320	Medtronic, Inc.	163,875
5,172	Merck & Co., Inc.	229,120
512	Millennium Pharmaceuticals, Inc.*	7,163
156	Millipore Corp.*	10,904
874	Mylan, Inc.	10,348
42	Omnicare, Inc.	881
402	Patterson Cos., Inc.*	14,150
337	PDL BioPharma, Inc.*	5,385
140	Pediatrix Medical Group, Inc.*	9,241
87	PerkinElmer, Inc.	2,159
299	Pharmaceutical Product Development, Inc.	13,476
419	Quest Diagnostics, Inc.	19,974
225	Resmed, Inc.*	9,110
213	Respironics, Inc.*	13,990
4,679	Schering-Plough Corp.	101,534
307	Sepracor, Inc.*	6,591
977	St. Jude Medical, Inc.*	41,992
877	Stryker Corp.	57,102
114	Techne Corp.*	7,797
1,058	Tenet Healthcare Corp.*	5,089
606	Thermo Fisher Scientific, Inc.*	33,894
3,615	UnitedHealth Group, Inc.	168,025
36	Universal Health Services, Inc., Class B	1,923
368	Varian Medical Systems, Inc.*	19,302
243	VCA Antech, Inc.*	7,803
404	Vertex Pharmaceuticals, Inc.*	7,070
262	Warner Chilcott Ltd., Class A*	4,420
292	Waters Corp.*	17,406
172	Watson Pharmaceuticals, Inc.*	4,783
119	WellCare Health Plans, Inc.*	5,681
706	WellPoint, Inc.*	49,477
2,044	Wyeth	89,159
684	Zimmer Holdings, Inc.*	51,498
		3,251,499
	Industrials — 12.4%
1,948	3M Co.	152,723
173	AGCO Corp.*	11,221
83	Aircastle Ltd.	1,710
82	Alliant Techsystems, Inc.*	8,605
126	Allied Waste Industries, Inc.*	1,303
308	Ametek, Inc.	13,118
695	AMR Corp.*	8,903
243	Avery Dennison Corp.	12,471
105	Avis Budget Group, Inc.*	1,200
266	BE Aerospace, Inc.*	9,124
2,275	Boeing Co.	188,347
126	Brink’s Co. (The)	8,433
970	Burlington Northern Santa Fe Corp.	85,147
49	Carlisle Cos., Inc.	1,790
1,850	Caterpillar, Inc.	133,811
489	CH Robinson Worldwide, Inc.	24,827
196	ChoicePoint, Inc.*	9,486
298	Cintas Corp.	8,576
103	Con-way, Inc.	4,667
281	Continental Airlines, Inc., Class B*	6,795
170	Cooper Industries Ltd., Class A	7,128
50	Copa Holdings SA, Class A	1,806
184	Copart, Inc.*	7,665
102	Corporate Executive Board Co.	4,142
355	Corrections Corp. of America*	9,535
347	Covanta Holding Corp.*	9,952
199	CSX Corp.	9,655
602	Cummins, Inc.	30,329
710	Danaher Corp.	52,647
73	Deere & Co.	6,220
844	Delta Air Lines, Inc.*	11,267
229	Donaldson Co., Inc.	9,655
190	Dover Corp.	7,887

See accompanying notes to schedules of portfolio investments.

6	DRS Technologies, Inc.	337
172	Dun & Bradstreet Corp.	15,022
50	Eaton Corp.	4,032
1,909	Emerson Electric Co.	97,283
381	Equifax, Inc.	13,038
616	Expeditors International Washington, Inc.	24,221
365	Fastenal Co.	14,841
746	FedEx Corp.	65,745
103	First Solar, Inc.*	21,136
148	Flowserve Corp.	16,117
255	Fluor Corp.	35,509
407	Foster Wheeler Ltd.*	26,638
54	GATX Corp.	1,943
151	General Cable Corp.*	9,320
163	General Dynamics Corp.	13,342
3,299	General Electric Co.	109,329
362	Goodrich Corp.	21,441
182	Graco, Inc.	6,317
243	Harsco Corp.	13,727
604	Hertz Global Holdings, Inc.*	7,206
129	HNI Corp.	3,813
1,928	Honeywell International, Inc.	110,937
58	Hubbell, Inc., Class B	2,631
234	IDEX Corp.	7,057
1,069	Illinois Tool Works, Inc.	52,456
49	Ingersoll-Rand Co., Ltd., Class A	2,051
66	ITT Corp.	3,712
344	Jacobs Engineering Group, Inc.*	27,620
253	JB Hunt Transport Services, Inc.	6,925
314	Joy Global, Inc.	20,840
133	Kansas City Southern*	4,761
130	Kennametal, Inc.	3,948
154	Kirby Corp.*	6,942
121	L-3 Communications Holdings, Inc.	12,861
161	Landstar System, Inc.	7,467
21	Lennox International, Inc.	790
85	Lincoln Electric Holdings, Inc.	5,707
1,017	Lockheed Martin Corp.	104,954
360	Manitowoc Co., Inc. (The)	14,666
230	Manpower, Inc.	13,041
63	Masco Corp.	1,177
643	McDermott International, Inc.*	33,577
363	Monster Worldwide, Inc.*	9,652
133	MSC Industrial Direct Co.	5,397
577	Norfolk Southern Corp.	30,518
63	Northrop Grumman Corp.	4,952
504	Northwest Airlines Corp.*	6,769
214	Oshkosh Corp.	8,575
1,076	Paccar, Inc.	46,677
324	Pall Corp.	12,756
519	Pitney Bowes, Inc.	18,570
398	Precision Castparts Corp.	43,935
475	Quanta Services, Inc.*	11,343
662	Raytheon Co.	42,924
407	Republic Services, Inc.	12,426
425	Robert Half International, Inc.	11,454
431	Rockwell Automation, Inc.	23,580
483	Rockwell Collins, Inc.	28,449
255	Roper Industries, Inc.	14,382
213	Shaw Group, Inc. (The)*	13,713
445	Southwest Airlines Co.	5,456
167	Spirit Aerosystems Holdings, Inc., Class A*	4,512
188	Steelcase, Inc.	2,666
253	Stericycle, Inc.*	13,634
72	Sunpower Corp., Class A*	4,732
298	Terex Corp.*	20,100
720	Textron, Inc.	39,002
168	Thomas & Betts Corp.*	6,745
111	Toro Co.	5,348
521	Trane, Inc.	23,471
203	Trinity Industries, Inc.	5,719
198	UAL Corp.	5,999
478	Union Pacific Corp.	59,635

See accompanying notes to schedules of portfolio investments.

1,940	United Parcel Service, Inc., Class B	136,266
1,753	United Technologies Corp.	123,604
49	URS Corp.*	1,974
286	UTi Worldwide, Inc.	4,799
839	Waste Management, Inc.	27,544
132	WESCO International, Inc.*	5,280
163	WW Grainger, Inc.	12,007
		2,679,187
	Information Technology — 24.5%
1,715	Accenture Ltd., Class A	60,454
818	Activision, Inc.*	22,291
183	Acxiom Corp.	2,326
1,699	Adobe Systems, Inc.*	57,171
710	Advanced Micro Devices, Inc.*	5,119
112	Affiliated Computer Services, Inc., Class A*	5,684
1,073	Agilent Technologies, Inc.*	32,845
476	Akamai Technologies, Inc.*	16,736
227	Alliance Data Systems Corp.*	11,493
888	Altera Corp.	15,194
571	Amdocs Ltd.*	17,701
517	Amphenol Corp., Class A	19,113
876	Analog Devices, Inc.	23,582
2,499	Apple, Inc.*	312,425
3,993	Applied Materials, Inc.	76,546
198	Arrow Electronics, Inc.*	6,457
667	Autodesk, Inc.*	20,737
1,510	Automatic Data Processing, Inc.	60,325
253	Avnet, Inc.*	8,529
28	AVX Corp.	351
1,133	BEA Systems, Inc.*	21,606
579	BMC Software, Inc.*	18,690
1,354	Broadcom Corp., Class A*	25,604
402	Broadridge Financial Solutions, Inc.	7,698
1,088	Brocade Communications Systems, Inc.*	8,367
744	CA, Inc.	17,023
222	Cadence Design Systems, Inc.*	2,358
247	Ciena Corp.*	6,380
17,540	Cisco Systems, Inc.*	427,450
548	Citrix Systems, Inc.*	18,046
831	Cognizant Technology Solutions Corp., Class A*	25,105
177	CommScope, Inc.*	7,413
642	Compuware Corp.*	5,110
4,544	Corning, Inc.	105,557
61	Cree, Inc.*	1,885
460	Cypress Semiconductor Corp.*	10,000
6,563	Dell, Inc.*	130,276
190	Diebold, Inc.	4,583
114	Dolby Laboratories, Inc., Class A*	5,045
156	DST Systems, Inc.*	10,961
3,302	eBay, Inc.*	87,041
120	EchoStar Corp.*	4,807
900	Electronic Arts, Inc.*	42,561
853	Electronic Data Systems Corp.	14,774
6,063	EMC Corp.*	94,219
241	F5 Networks, Inc.*	5,341
124	Factset Research Systems, Inc.	6,527
14	Fair Isaac Corp.	325
147	Fairchild Semiconductor International, Inc.*	1,639
469	Fidelity National Information Services, Inc.	19,459
486	Fiserv, Inc.*	25,573
86	Genpact Ltd.*	1,312
233	Global Payments, Inc.	9,243
662	Google, Inc., Class A*	311,921
388	Harris Corp.	18,946
160	Hewitt Associates, Inc., Class A*	6,314
7,732	Hewlett-Packard Co.	369,358
177	Integrated Device Technology, Inc.*	1,485
16,785	Intel Corp.	334,861
3,141	International Business Machines Corp.	357,634
47	International Rectifier Corp.*	1,070
200	Intersil Corp., Class A	4,654
973	Intuit, Inc.*	25,843
511	Iron Mountain, Inc.*	15,371

See accompanying notes to schedules of portfolio investments.

334	Jabil Circuit, Inc.	4,315
326	JDS Uniphase Corp.*	4,287
1,065	Juniper Networks, Inc.*	28,563
520	Kla-Tencor Corp.	21,845
357	Lam Research Corp.*	14,366
149	Lexmark International, Inc., Class A*	4,921
641	Linear Technology Corp.	17,762
1,225	LSI Corp.*	6,174
1,364	Marvell Technology Group Ltd.*	15,427
230	Mastercard, Inc., Class A	43,700
461	McAfee, Inc.*	15,337
648	MEMC Electronic Materials, Inc.*	49,429
102	Mettler Toledo International, Inc.*	9,965
545	Microchip Technology, Inc.	16,775
712	Micron Technology, Inc.*	5,354
23,714	Microsoft Corp.	645,495
227	Molex, Inc.	5,114
241	MoneyGram International, Inc.	882
166	National Instruments Corp.	4,293
736	National Semiconductor Corp.	12,122
282	NAVTEQ Corp. *	21,136
65	NCR Corp.*	1,440
994	Network Appliance, Inc.*	21,490
219	NeuStar, Inc., Class A*	5,620
125	Novell, Inc.*	931
218	Novellus Systems, Inc.*	4,813
1,573	Nvidia Corp.*	33,646
11,139	Oracle Corp.*	209,413
980	Paychex, Inc.	30,831
354	QLogic Corp.*	5,611
4,815	Qualcomm, Inc.	204,012
233	Rambus, Inc.*	4,201
558	Red Hat, Inc.*	9,949
57	Riverbed Technology, Inc.*	1,143
274	Salesforce.com, Inc.*	16,363
392	SanDisk Corp.*	9,232
340	Sanmina-SCI Corp.*	561
595	Seagate Technology	12,834
158	Silicon Laboratories, Inc.*	4,890
584	Sun Microsystems, Inc.*	9,578
352	Symantec Corp.*	5,928
418	Synopsys, Inc.*	9,702
65	Teradata Corp.*	1,640
253	Teradyne, Inc.*	3,033
4,142	Texas Instruments, Inc.	124,094
570	Total System Services, Inc.	12,671
345	Trimble Navigation, Ltd.*	9,432
227	Varian Semiconductor Equipment Associates, Inc.*	7,668
180	VeriFone Holdings, Inc.*	3,717
638	VeriSign, Inc.*	22,202
90	Vishay Intertechnology, Inc.*	822
90	VMware, Inc., Class A*	5,280
22	WebMD Health Corp., Class A*	613
191	Western Digital Corp.*	5,896
2,105	Western Union Co. (The)	43,784
861	Xilinx, Inc.	19,252
3,494	Yahoo!, Inc.*	97,063
200	Zebra Technologies Corp.*	6,664
		5,307,795
	Materials — 3.5%
295	Air Products & Chemicals, Inc.	26,942
213	Airgas, Inc.	10,350
322	AK Steel Holding Corp.	16,944
231	Albemarle Corp.	8,764
295	Allegheny Technologies, Inc.	22,818
295	Ball Corp.	13,009
141	Cabot Corp.	3,863
79	Carpenter Technology Corp.	4,964
237	Celanese Corp., Class A	9,219
44	Chemtura Corp.	363
119	Cleveland-Cliffs, Inc.	14,216
472	Crown Holdings, Inc.*	11,757
665	Domtar Corp.*	4,236

See accompanying notes to schedules of portfolio investments.

128	Eagle Materials, Inc.	4,552
505	Ecolab, Inc.	23,629
424	EI Du Pont de Nemours & Co.	19,682
907	Freeport-McMoRan Copper & Gold, Inc.	91,480
174	International Flavors & Fragrances, Inc.	7,505
52	Lubrizol Corp.	3,032
123	Martin Marietta Materials, Inc.	13,235
1,572	Monsanto Co.	181,849
192	Mosaic Co. (The)*	21,370
417	Nalco Holding Co.	9,007
512	Newmont Mining Corp.	26,199
196	Nucor Corp.	12,656
419	Owens-Illinois, Inc.*	23,653
267	Packaging Corp. of America	6,085
377	Pactiv Corp.*	9,546
921	Praxair, Inc.	73,938
19	Reliance Steel & Aluminum Co.	1,054
215	Rohm & Haas Co.	11,526
300	RPM International, Inc.	6,273
24	Scotts Miracle-Gro Co. (The), Class A	854
64	Sealed Air Corp.	1,549
115	Sigma-Aldrich Corp.	6,327
212	Southern Copper Corp.	24,191
92	Steel Dynamics, Inc.	5,360
197	Titanium Metals Corp.	4,062
35	Valspar Corp.	759
301	Vulcan Materials Co.	21,100
		757,918
	Telecommunication Services — 0.6%
1,207	American Tower Corp., Class A*	46,397
174	Citizens Communications Co.	1,869
548	Crown Castle International Corp.*	19,777
147	Leap Wireless International, Inc.*	6,286
4,420	Level 3 Communications, Inc.*	9,856
166	MetroPCS Communications, Inc.*	2,648
500	NII Holdings, Inc.*	19,865
297	SBA Communications Corp., Class A*	9,222
133	Telephone & Data Systems, Inc.	6,238
16	U.S. Cellular Corp.*	1,008
761	Windstream Corp.	8,949
		132,115
	Utilities — 1.3%
1,929	AES Corp. (The)*	34,684
479	Allegheny Energy, Inc.	24,271
26	Aqua America, Inc.	495
927	Centerpoint Energy, Inc.	13,608
404	Constellation Energy Group, Inc.	35,693
176	DPL, Inc.	4,490
157	Dynegy, Inc., Class A*	1,162
267	Equitable Resources, Inc.	16,453
878	Exelon Corp.	65,718
506	Mirant Corp.*	18,722
564	NRG Energy, Inc.*	23,276
832	PPL Corp.	37,756
170	Questar Corp.	9,393
99	Sierra Pacific Resources	1,278
		286,999
	Total Common Stock (Cost $21,402,370)	20,080,332

Principal Amount
	Repurchase Agreements — 18.3%
$108,577	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $108,604 (b)	108,577

511,865	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $511,996 (c)	511,865

See accompanying notes to schedules of portfolio investments.

465,332	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $465,453 (d)	465,332

1,791,099	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,791,559 (e)	1,791,099

1,085,773	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,086,052 (f)	1,085,773

	Total Repurchase Agreements (Cost $3,962,646)	3,962,646

	Total Investments (Cost $25,365,016) — 111.1%	24,042,978
	Liabilities in excess of other assets — (11.1%)	(2,393,362)
	Net Assets — 100.0%	$21,649,616

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $110,749. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $522,102. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $474,641. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $1,826,927. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $1,107,490. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$711,192
Aggregate gross unrealized depreciation	(2,194,190)
Net unrealized depreciation	$(1,482,998)

Federal income tax cost of investments	$25,525,976

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 1000® Growth Index	03/06/08	$8,201,174	$60,674

Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/08/08	17,000,000	(2,377,326)
			$(2,316,652)

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.5%
	Consumer Discretionary — 10.5%
24	AnnTaylor Stores Corp.*	$576
58	Autoliv, Inc.	2,894
265	AutoNation, Inc.*	3,861
84	Barnes & Noble, Inc.	2,362
58	Black & Decker Corp.	3,989
177	BorgWarner, Inc.	7,630
174	Brunswick Corp.	2,834
284	Cablevision Systems Corp.*	7,608
219	Centex Corp.	4,860
6	Central European Media Enterprises Ltd.*	552
186	Circuit City Stores, Inc.	822
110	Dillard’s, Inc., Class A	1,627
242	Discovery Holding Co., Class A*	5,462
604	DR Horton, Inc.	8,474
26	DreamWorks Animation SKG, Inc., Class A*	660
553	Eastman Kodak Co.	9,390
173	EW Scripps Co., Class A	7,226
365	Expedia, Inc.*	8,369
299	Foot Locker, Inc.	3,678
3,889	Ford Motor Co.*	25,395
294	Fortune Brands, Inc.	19,104
451	Gannett Co., Inc.	13,598
1,062	Gap, Inc. (The)	21,421
328	Genuine Parts Co.	13,530
49	Getty Images, Inc.*	1,576
29	Harte-Hanks, Inc.	490
188	Hasbro, Inc.	4,845
48	Hearst-Argyle Television, Inc.	1,056
313	IAC/InterActiveCorp*	6,229
282	Idearc, Inc.	1,359
67	International Speedway Corp., Class A	2,669
345	Interpublic Group of Cos., Inc.*	2,974
64	Jarden Corp.*	1,542
164	Jones Apparel Group, Inc.	2,314
148	KB Home	3,542
341	Leggett & Platt, Inc.	5,695
261	Lennar Corp., Class A	4,857
363	Liberty Global, Inc., Class A*	13,649
469	Liberty Media Corp. - Interactive, Class A*	6,735
187	Liz Claiborne, Inc.	3,325
389	Mattel, Inc.	7,516
87	McClatchy Co., Class A	835
67	MDC Holdings, Inc.	2,806
106	Mohawk Industries, Inc.*	7,569
206	New York Times Co. (The), Class A	3,838
259	Newell Rubbermaid, Inc.	5,879
5	NVR, Inc.*	2,703
78	OfficeMax, Inc.	1,659
4	Orient-Express Hotels Ltd.	217
108	Penske Auto Group, Inc.	1,948
262	Pulte Homes, Inc.	3,547
78	RadioShack Corp.	1,361
28	Regal Entertainment Group, Class A	552
137	R.H. Donnelley Corp.*	971
256	Royal Caribbean Cruises Ltd.	8,963
81	Ryland Group, Inc.	2,292
38	Saks, Inc.*	591
536	Service Corp. International	5,789
112	Snap-On, Inc.	5,591
102	Stanley Works (The)	4,951
6	Thor Industries, Inc.	183
242	Toll Brothers, Inc.*	5,133
82	TRW Automotive Holdings Corp.*	1,811
172	VF Corp.	13,079
564	Virgin Media, Inc.	8,460
31	Warner Music Group Corp.	186

See accompanying notes to schedules of portfolio investments.

11	Washington Post Co. (The), Class B	7,964
43	Whirlpool Corp.	3,628
325	Wyndham Worldwide Corp.	7,205
		356,006
	Consumer Staples — 6.9%
134	Alberto-Culver Co.	3,591
66	Avon Products, Inc.	2,512
126	BJ’s Wholesale Club, Inc.*	3,977
44	Brown-Forman Corp., Class B	2,806
232	Bunge Ltd.	25,715
192	Campbell Soup Co.	6,200
7	Church & Dwight Co., Inc.	374
21	Clorox Co.	1,222
599	Coca-Cola Enterprises, Inc.	14,634
958	ConAgra Foods, Inc.	21,172
369	Constellation Brands, Inc., Class A*	7,088
143	Corn Products International, Inc.	5,249
234	Dean Foods Co.	5,036
388	Del Monte Foods Co.	3,484
31	Energizer Holdings, Inc.*	2,878
95	Hershey Co. (The)	3,523
281	HJ Heinz Co.	12,395
142	Hormel Foods Corp.	5,802
109	JM Smucker Co. (The)	5,580
85	Loews Corp. - Carolina Group	6,400
85	McCormick & Co., Inc. (Non-Voting)	2,928
224	Molson Coors Brewing Co., Class B	12,087
203	Pepsi Bottling Group, Inc.	6,904
113	PepsiAmericas, Inc.	2,859
1,309	Rite Aid Corp.*	3,495
849	Safeway, Inc.	24,400
674	Sara Lee Corp.	8,513
210	Smithfield Foods, Inc.*	5,785
404	SUPERVALU, Inc.	10,605
508	Tyson Foods, Inc., Class A	7,320
129	UST, Inc.	7,003
55	WM. Wrigley Jr. Co.	3,292
		234,829
	Energy — 8.2%
394	Chesapeake Energy Corp.	17,817
160	Cimarex Energy Co.	8,432
30	Continental Resources, Inc.*	842
1,347	El Paso Corp.	21,956
21	ENSCO International, Inc.	1,257
152	Forest Oil Corp.*	7,498
105	Frontier Oil Corp.	3,749
35	Helix Energy Solutions Group, Inc.*	1,233
199	Helmerich & Payne, Inc.	8,921
534	Hess Corp.	49,758
362	Murphy Oil Corp.	29,098
64	Nabors Industries Ltd.*	2,018
250	Newfield Exploration Co.*	13,845
282	Noble Energy, Inc.	21,827
60	Overseas Shipholding Group, Inc.	3,763
301	Patterson-UTI Energy, Inc.	7,143
237	Pioneer Natural Resources Co.	10,615
215	Plains Exploration & Production Co.*	11,610
83	Pride International, Inc.*	2,941
61	Rowan Cos., Inc.	2,459
29	SandRidge Energy, Inc. *	1,092
43	SEACOR Holdings, Inc.*	4,128
1,215	Spectra Energy Corp.	28,079
121	St. Mary Land & Exploration Co.	4,462
78	Teekay Corp.	3,352
35	Tidewater, Inc.	1,965
19	Unit Corp.*	1,048
20	W&T Offshore, Inc.	710
25	Western Refining, Inc.	498
188	Williams Cos., Inc.	6,772
		278,888
	Financials — 27.9%
10	Alleghany Corp.*	3,610
293	Allied Capital Corp.	6,619

See accompanying notes to schedules of portfolio investments.

94	Allied World Assurance Holdings Ltd.	4,094
192	AMB Property Corp. (REIT)	9,635
196	AMBAC Financial Group, Inc.	2,183
361	American Capital Strategies Ltd.	13,101
158	American Financial Group, Inc.	4,087
30	American National Insurance	3,404
211	AmeriCredit Corp.*	3,034
452	Ameriprise Financial, Inc.	22,889
886	Annaly Capital Management, Inc. (REIT)	18,331
565	AON Corp.	23,510
177	Apartment Investment & Management Co. (REIT)	6,098
92	Arch Capital Group Ltd.*	6,300
146	Arthur J. Gallagher & Co.	3,446
245	Associated Banc-Corp.	6,105
233	Assurant, Inc.	14,574
167	Astoria Financial Corp.	4,370
153	AvalonBay Communities, Inc. (REIT)	14,142
296	Axis Capital Holdings Ltd.	10,914
158	BancorpSouth, Inc.	3,552
63	Bank of Hawaii Corp.	3,025
53	BlackRock, Inc.	10,242
43	BOK Financial Corp.	2,224
197	Boston Properties, Inc. (REIT)	16,975
167	Brandywine Realty Trust (REIT)	2,796
98	BRE Properties, Inc. (REIT)	4,220
101	Camden Property Trust (REIT)	4,796
111	CapitalSource, Inc. (REIT)	1,758
13	Capitol Federal Financial	451
126	CBL & Associates Properties, Inc. (REIT)	2,942
330	Cincinnati Financial Corp.	12,266
369	CIT Group, Inc.	8,199
79	City National Corp.	4,049
52	CNA Financial Corp.	1,386
306	Colonial BancGroup, Inc. (The)	3,696
89	Colonial Properties Trust (REIT)	2,168
300	Comerica, Inc.	10,872
262	Commerce Bancorp, Inc.	9,898
141	Commerce Bancshares, Inc.	5,873
363	Conseco, Inc.*	4,258
115	Cullen/Frost Bankers, Inc.	5,879
240	Developers Diversified Realty Corp. (REIT)	9,254
199	Douglas Emmett, Inc. (REIT)	4,217
75	Duke Realty Corp. (REIT)	1,719
553	E*Trade Financial Corp.*	2,361
121	East West Bancorp, Inc.	2,276
103	Endurance Specialty Holdings Ltd.	4,048
521	Equity Residential (REIT)	19,892
70	Erie Indemnity Co., Class A	3,455
25	Essex Property Trust, Inc. (REIT)	2,626
122	Everest Re Group Ltd.	11,819
56	Federal Realty Investment Trust (REIT)	4,014
426	Fidelity National Financial, Inc., Class A	7,502
176	First American Corp.	6,130
12	First Citizens BancShares, Inc., Class A	1,706
242	First Horizon National Corp.	3,930
68	Forestar Real Estate Group, Inc.*	1,658
333	Fulton Financial Corp.	3,873
186	General Growth Properties, Inc. (REIT)	6,568
836	Genworth Financial, Inc.	19,378
21	GLG Partners, Inc.*	273
68	Guaranty Financial Group, Inc.*	890
94	Hanover Insurance Group, Inc. (The)	4,107
122	HCC Insurance Holdings, Inc.	2,935
418	HCP, Inc. (REIT)	12,197
144	Health Care REIT, Inc. (REIT)	5,927
181	Hospitality Properties Trust (REIT)	6,576
1,004	Host Hotels & Resorts, Inc. (REIT)	16,255
434	HRPT Properties Trust (REIT)	2,986
630	Hudson City Bancorp, Inc.	9,998
703	Huntington Bancshares, Inc.	8,591
155	IndyMac Bancorp, Inc.	953
167	Invesco Ltd.	4,277
247	iStar Financial, Inc. (REIT)	4,868

See accompanying notes to schedules of portfolio investments.

72	Janus Capital Group, Inc.	1,744
241	Jefferies Group, Inc.	4,278
764	Keycorp	16,846
413	Kimco Realty Corp. (REIT)	13,947
149	Legg Mason, Inc.	9,840
315	Leucadia National Corp.	14,257
177	Liberty Property Trust (REIT)	5,259
248	Liberty Media Corp. - Capital, Class A*	28,795
138	M&T Bank Corp.	11,327
131	Mack-Cali Realty Corp. (REIT)	4,518
19	Markel Corp.*	8,830
498	Marshall & Ilsley Corp.	11,554
431	MBIA, Inc.	5,590
51	Mercury General Corp.	2,326
86	MF Global Ltd.*	1,509
160	MGIC Investment Corp.	2,370
4	MSCI, Inc., Class A *	119
53	Nasdaq OMX Group (The)*	2,200
102	Nationwide Financial Services	4,207
618	New York Community Bancorp, Inc.	10,092
64	Northern Trust Corp.	4,328
445	Old Republic International Corp.	6,105
54	OneBeacon Insurance Group Ltd.	1,150
85	PartnerRe Ltd.	6,536
211	People’s United Financial, Inc.	3,557
26	Philadelphia Consolidated Holding Co.*	882
313	Plum Creek Timber Co., Inc. (REIT)	12,736
156	PMI Group, Inc. (The)	1,134
537	Popular, Inc.	5,928
486	Principal Financial Group, Inc.	26,842
62	Prologis (REIT)	3,341
135	Protective Life Corp.	5,210
222	Public Storage (REIT)	18,062
154	Radian Group, Inc.	1,096
181	Raymond James Financial, Inc.	4,067
140	Rayonier, Inc. (REIT)	5,957
134	Regency Centers Corp. (REIT)	7,953
57	Reinsurance Group of America, Inc.	3,118
126	RenaissanceRe Holdings Ltd.	6,917
173	Safeco Corp.	8,003
114	SL Green Realty Corp. (REIT)	10,431
825	Sovereign Bancorp, Inc.	9,100
95	StanCorp Financial Group, Inc.	4,664
8	Student Loan Corp. (The)	884
332	Synovus Financial Corp.	3,828
46	Taubman Centers, Inc. (REIT)	2,243
249	TCF Financial Corp.	4,634
167	TFS Financial Corp.	2,071
283	Thornburg Mortgage, Inc. (REIT)	2,519
184	Torchmark Corp.	11,088
33	Transatlantic Holdings, Inc.	2,224
92	UnionBanCal Corp.	4,284
88	Unitrin, Inc.	3,133
694	Unum Group	15,900
231	Valley National Bancorp	4,315
257	Vornado Realty Trust (REIT)	21,475
168	Washington Federal, Inc.	3,814
103	Webster Financial Corp.	2,881
3	Wesco Financial Corp.	1,167
18	White Mountains Insurance Group Ltd.	8,881
130	Whitney Holding Corp.	3,121
132	Wilmington Trust Corp.	4,066
226	WR Berkley Corp.	6,507
316	XL Capital Ltd., Class A	11,395
208	Zions Bancorporation	9,932
		946,317
	Health Care — 2.2%
174	AmerisourceBergen Corp.	7,259
266	Applera Corp. - Applied Biosystems Group	8,967
22	Beckman Coulter, Inc.	1,485
55	Brookdale Senior Living, Inc.	1,435
85	Charles River Laboratories International, Inc.*	4,979
168	Community Health Systems, Inc.*	5,220

See accompanying notes to schedules of portfolio investments.

51	Cooper Cos., Inc. (The)	1,744
20	Coventry Health Care, Inc.*	1,037
466	Health Management Associates, Inc., Class A*	2,493
98	Hillenbrand Industries, Inc.	5,142
38	IMS Health, Inc.	855
56	Invitrogen Corp.*	4,732
19	Kinetic Concepts, Inc.*	976
469	King Pharmaceuticals, Inc.*	4,971
111	LifePoint Hospitals, Inc.*	2,782
277	Millennium Pharmaceuticals, Inc.*	3,875
205	Omnicare, Inc.	4,301
173	PerkinElmer, Inc.	4,294
22	Quest Diagnostics, Inc.	1,049
206	Tenet Healthcare Corp.*	991
63	Universal Health Services, Inc., Class B	3,366
83	Watson Pharmaceuticals, Inc.*	2,308
		74,261
	Industrials — 9.4%
61	AGCO Corp.*	3,957
83	Alexander & Baldwin, Inc.	3,655
9	Alliant Techsystems, Inc.*	945
466	Allied Waste Industries, Inc.*	4,818
37	Armstrong World Industries, Inc.*	1,332
28	Avery Dennison Corp.	1,437
126	Avis Budget Group, Inc.*	1,440
87	Carlisle Cos., Inc.	3,178
62	Cintas Corp.	1,784
19	Con-way, Inc.	861
239	Cooper Industries Ltd., Class A	10,021
9	Copart, Inc.*	375
98	Crane Co.	4,041
643	CSX Corp.	31,198
267	Dover Corp.	11,083
74	DRS Technologies, Inc.	4,151
249	Eaton Corp.	20,077
11	Flowserve Corp.	1,198
102	Gardner Denver, Inc.*	3,765
56	GATX Corp.	2,015
215	Hertz Global Holdings, Inc.*	2,565
76	Hubbell, Inc., Class B	3,448
492	Ingersoll-Rand Co., Ltd., Class A	20,595
306	ITT Corp.	17,209
59	Kansas City Southern*	2,112
325	KBR, Inc.*	10,832
63	Kennametal, Inc.	1,913
160	L-3 Communications Holdings, Inc.	17,006
90	Lennox International, Inc.	3,388
26	Lincoln Electric Holdings, Inc.	1,746
684	Masco Corp.	12,784
171	Northwest Airlines Corp.*	2,297
212	Owens Corning, Inc.*	3,998
21	Pall Corp.	827
334	Parker Hannifin Corp.	21,586
192	Pentair, Inc.	6,263
77	Pitney Bowes, Inc.	2,755
32	Republic Services, Inc.	977
423	R.R. Donnelley & Sons Co.	13,464
112	Ryder System, Inc.	6,452
13	Shaw Group, Inc. (The)*	837
1,115	Southwest Airlines Co.	13,670
25	Spirit Aerosystems Holdings, Inc., Class A*	676
101	SPX Corp.	10,332
33	Steelcase, Inc.	468
75	Teleflex, Inc.	4,241
183	Timken Co.	5,514
19	Trinity Industries, Inc.	535
90	UAL Corp.	2,727
165	United Rentals, Inc.*	3,317
120	URS Corp.*	4,834
156	US Airways Group, Inc.*	1,934
154	USG Corp.*	5,241
21	WW Grainger, Inc.	1,547
111	YRC Worldwide, Inc.*	1,527
		320,948

See accompanying notes to schedules of portfolio investments.

	Information Technology — 6.2%
226	ADC Telecommunications, Inc.*	3,089
689	Advanced Micro Devices, Inc.*	4,968
104	Affiliated Computer Services, Inc., Class A*	5,278
107	Arrow Electronics, Inc.*	3,489
864	Atmel Corp.*	2,808
119	Avnet, Inc.*	4,012
78	AVX Corp.	978
297	CA, Inc.	6,795
388	Cadence Design Systems, Inc.*	4,121
9	CommScope, Inc.*	377
315	Computer Sciences Corp.*	13,687
100	Compuware Corp.*	796
263	Convergys Corp.*	3,798
122	Cree, Inc.*	3,770
411	Electronic Data Systems Corp.	7,119
87	Fair Isaac Corp.	2,018
140	Fairchild Semiconductor International, Inc.*	1,561
58	Fidelity National Information Services, Inc.	2,406
11	Genpact Ltd.*	168
64	Hewitt Associates, Inc., Class A*	2,525
279	Ingram Micro, Inc.*	4,260
233	Integrated Device Technology, Inc.*	1,955
108	International Rectifier Corp.*	2,459
110	Intersil Corp., Class A	2,560
131	Jabil Circuit, Inc.	1,693
179	JDS Uniphase Corp.*	2,354
280	Juniper Networks, Inc.*	7,510
83	Lexmark International, Inc., Class A*	2,742
562	LSI Corp.*	2,832
166	Metavante Technologies, Inc.*	3,597
981	Micron Technology, Inc.*	7,377
114	Molex, Inc.	2,568
303	NCR Corp.*	6,715
584	Novell, Inc.*	4,351
78	Novellus Systems, Inc.*	1,722
28	QLogic Corp.*	444
42	Rambus, Inc.*	757
178	SanDisk Corp.*	4,192
793	Sanmina-SCI Corp.*	1,308
649	Seagate Technology	13,999
106	Tech Data Corp.*	3,535
842	Tellabs, Inc.*	5,540
303	Teradata Corp.*	7,645
165	Teradyne, Inc.*	1,978
669	Unisys Corp.*	2,763
296	Vishay Intertechnology, Inc.*	2,702
300	Western Digital Corp.*	9,261
1,803	Xerox Corp.	26,504
		209,086
	Materials — 6.4%
220	Air Products & Chemicals, Inc.	20,093
10	Airgas, Inc.	486
108	Ashland, Inc.	4,770
201	Bemis Co., Inc.	4,989
36	Cabot Corp.	986
42	Carpenter Technology Corp.	2,639
88	Celanese Corp., Class A	3,423
435	Chemtura Corp.	3,593
229	Commercial Metals Co.	6,975
81	Cytec Industries, Inc.	4,640
450	Domtar Corp.*	2,867
153	Eastman Chemical Co.	10,069
147	FMC Corp.	8,322
183	Huntsman Corp.	4,416
40	International Flavors & Fragrances, Inc.	1,725
201	Louisiana-Pacific Corp.	2,187
98	Lubrizol Corp.	5,713
355	MeadWestvaco Corp.	9,109
170	Mosaic Co. (The)*	18,921
19	Owens-Illinois, Inc.*	1,073
316	PPG Industries, Inc.	19,586

See accompanying notes to schedules of portfolio investments.

114	Reliance Steel & Aluminum Co.	6,322
122	Rohm & Haas Co.	6,540
33	RPM International, Inc.	690
68	Scotts Miracle-Gro Co. (The), Class A	2,420
268	Sealed Air Corp.	6,488
176	Sigma-Aldrich Corp.	9,684
491	Smurfit-Stone Container Corp.*	3,903
192	Sonoco Products Co.	5,409
122	Steel Dynamics, Inc.	7,108
204	Temple-Inland, Inc.	2,801
228	United States Steel Corp.	24,727
174	Valspar Corp.	3,774
37	Westlake Chemical Corp.	597
		217,045
	Telecommunication Services — 1.7%
211	CenturyTel, Inc.	7,636
543	Citizens Communications Co.	5,832
45	Clearwire Corp., Class A*	630
81	Crown Castle International Corp.*	2,923
291	Embarq Corp.	12,205
3,094	Qwest Communications International, Inc.	16,708
109	Telephone & Data Systems, Inc.	5,112
22	U.S. Cellular Corp.*	1,386
411	Windstream Corp.	4,833
		57,265
	Utilities — 13.1%
150	AGL Resources, Inc.	5,202
219	Alliant Energy Corp.	7,608
398	Ameren Corp.	16,995
767	American Electric Power Co., Inc.	31,386
238	Aqua America, Inc.	4,532
171	Atmos Energy Corp.	4,446
432	CMS Energy Corp.	6,216
520	Consolidated Edison, Inc.	21,263
78	Constellation Energy Group, Inc.	6,891
101	DPL, Inc.	2,577
315	DTE Energy Co.	12,540
545	Dynegy, Inc., Class A*	4,033
627	Edison International	30,974
138	Energen Corp.	8,280
304	Energy East Corp.	8,102
56	Equitable Resources, Inc.	3,451
165	Great Plains Energy, Inc.	4,196
158	Hawaiian Electric Industries, Inc.	3,549
146	Integrys Energy Group, Inc.	6,706
350	MDU Resources Group, Inc.	9,191
155	Mirant Corp.*	5,735
161	National Fuel Gas Co.	7,575
527	NiSource, Inc.	9,059
297	Northeast Utilities	7,535
91	NRG Energy, Inc.*	3,756
205	NSTAR	6,334
176	OGE Energy Corp.	5,715
200	Oneok, Inc.	9,314
371	Pepco Holdings, Inc.	9,375
676	PG&E Corp.	25,458
193	Pinnacle West Capital Corp.	6,861
189	PPL Corp.	8,577
496	Progress Energy, Inc.	20,787
249	Puget Energy, Inc.	6,648
218	Questar Corp.	12,044
657	Reliant Energy, Inc.*	14,980
224	SCANA Corp.	8,483
507	Sempra Energy	26,937
384	Sierra Pacific Resources	4,957
207	Southern Union Co.	5,324
403	TECO Energy, Inc.	6,037
204	UGI Corp.	5,224
147	Vectren Corp.	3,788
225	Wisconsin Energy Corp.	9,814
787	Xcel Energy, Inc.	15,598
		444,053
	Total Common Stock (Cost $3,624,250)	3,138,698

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements — 11.2%
$10,441	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $10,444 (b)	10,441

49,225	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $49,238 (c)	49,225

44,750	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $44,762 (d)	44,750

172,245	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $172,289 (e)	172,245

104,416	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $104,443 (f)	104,416

	Total Repurchase Agreements
	(Cost $381,077)	381,077

	Total Investments
	(Cost $4,005,327) — 103.7%	3,519,775
	Liabilities in excess of other assets — (3.7%)	(125,466)
	Net Assets — 100.0%	$3,394,309

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $10,650. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $50,209. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $45,645. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $175,691. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $106,504. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,146
Aggregate gross unrealized depreciation	(887,607)
Net unrealized depreciation	$(754,461)

Federal income tax cost of investments	$4,274,236

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index	03/06/08	$3,687,338	$(57,737)

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 96.8%
	Consumer Discretionary — 15.3%
318	Abercrombie & Fitch Co.	$24,655
366	Advance Auto Parts, Inc.	12,276
674	American Eagle Outfitters, Inc.	14,403
178	AnnTaylor Stores Corp.*	4,276
524	Apollo Group, Inc., Class A*	32,163
158	Autoliv, Inc.	7,884
156	Autozone, Inc.*	17,952
16	Barnes & Noble, Inc.	450
950	Bed Bath & Beyond, Inc.*	26,923
328	Big Lots, Inc.*	5,527
117	Black & Decker Corp.	8,046
88	BorgWarner, Inc.	3,794
204	Boyd Gaming Corp.	4,302
381	Brinker International, Inc.	7,026
230	Burger King Holdings, Inc.	5,902
264	Cablevision Systems Corp.*	7,073
345	Career Education Corp.*	5,123
784	Carmax, Inc.*	14,394
22	Centex Corp.	488
113	Central European Media Enterprises Ltd.*	10,387
261	Cheesecake Factory (The)*	5,457
638	Chico’s FAS, Inc.*	5,940
129	Choice Hotels International, Inc.	4,186
267	Circuit City Stores, Inc.	1,180
144	Clear Channel Outdoor Holdings, Inc., Class A*	3,349
1,276	Coach, Inc.*	38,688
224	Coldwater Creek, Inc.*	1,239
290	CROCS, Inc.*	7,053
189	CTC Media, Inc.*	5,549
513	Darden Restaurants, Inc.	15,816
293	Dick’s Sporting Goods, Inc.*	8,081
561	Discovery Holding Co., Class A*	12,662
755	DISH Network Corp. *	22,386
333	Dollar Tree Stores, Inc.*	8,934
190	DreamWorks Animation SKG, Inc., Class A*	4,822
509	Family Dollar Stores, Inc.	9,747
571	GameStop Corp., Class A*	24,188
419	Garmin Ltd.	24,599
518	Gentex Corp.	8,350
88	Getty Images, Inc.*	2,830
870	Goodyear Tire & Rubber Co. (The)*	23,577
197	Guess ?, Inc.	8,103
1,171	H&R Block, Inc.	21,839
350	Hanesbrands, Inc.*	10,185
876	Harley-Davidson, Inc.	32,552
219	Harman International Industries, Inc.	9,023
127	Harte-Hanks, Inc.	2,148
180	Hasbro, Inc.	4,639
42	IAC/InterActiveCorp*	836
1,144	International Game Technology	51,652
1,049	Interpublic Group of Cos., Inc.*	9,042
148	ITT Educational Services, Inc.*	8,173
128	Jarden Corp.*	3,084
819	JC Penney Co., Inc.	37,846
184	John Wiley & Sons, Inc., Class A	6,712
300	Lamar Advertising Co., Class A	11,433
709	Liberty Global, Inc., Class A*	26,658
1,321	Liberty Media Corp. - Interactive, Class A*	18,970
26	Liz Claiborne, Inc.	462
1,155	Ltd Brands, Inc.	17,614
596	Mattel, Inc.	11,515
174	Meredith Corp.	7,543
131	New York Times Co. (The), Class A	2,441
523	Newell Rubbermaid, Inc.	11,872
801	Nordstrom, Inc.	29,661

See accompanying notes to schedules of portfolio investments.

125	NutriSystem, Inc.*	1,789
6	NVR, Inc.*	3,244
997	Office Depot, Inc.*	11,336
125	OfficeMax, Inc.	2,659
414	O’Reilly Automotive, Inc.*	11,161
146	Orient-Express Hotels Ltd.	7,909
97	Panera Bread Co., Class A*	3,625
266	Penn National Gaming, Inc.*	12,191
467	PetSmart, Inc.	10,054
203	Phillips-Van Heusen Corp.	7,412
222	Polo Ralph Lauren Corp.	13,806
179	Pool Corp.	3,410
273	Pulte Homes, Inc.	3,696
345	RadioShack Corp.	6,020
230	Regal Entertainment Group, Class A	4,538
504	Ross Stores, Inc.	14,036
439	Saks, Inc.*	6,831
235	Scientific Games Corp., Class A*	4,857
375	Sherwin-Williams Co. (The)	19,417
5,303	Sirius Satellite Radio, Inc.*	15,060
91	Stanley Works (The)	4,417
683	Starwood Hotels & Resorts Worldwide, Inc.	32,326
114	Thor Industries, Inc.	3,475
461	Tiffany & Co.	17,352
687	Tim Hortons, Inc.	24,162
1,649	TJX Cos., Inc.	52,768
125	Tractor Supply Co.*	4,680
411	Urban Outfitters, Inc.*	11,829
218	WABCO Holdings, Inc.	9,108
72	Warner Music Group Corp.	432
128	Weight Watchers International, Inc.	6,016
316	Wendy’s International, Inc.	7,672
205	Whirlpool Corp.	17,296
330	Williams-Sonoma, Inc.	7,709
49	Wyndham Worldwide Corp.	1,086
199	Wynn Resorts Ltd.	20,039
1,036	XM Satellite Radio Holdings, Inc., Class A*	12,225
1,724	Yum! Brands, Inc.	59,392
		1,250,715
	Consumer Staples — 4.4%
51	Alberto-Culver Co.	1,367
1,467	Avon Products, Inc.	55,834
141	Bare Escentuals, Inc.*	3,861
199	Brown-Forman Corp., Class B	12,690
477	Campbell Soup Co.	15,402
225	Church & Dwight Co., Inc.	12,028
462	Clorox Co.	26,884
31	Dean Foods Co.	667
147	Energizer Holdings, Inc.*	13,646
396	Estee Lauder Cos., Inc. (The)	16,862
247	Hansen Natural Corp.*	10,251
174	Herbalife Ltd.	7,278
431	Hershey Co. (The)	15,981
649	HJ Heinz Co.	28,627
233	Loews Corp. - Carolina Group	17,543
314	McCormick & Co., Inc. (Non-Voting)	10,817
201	NBTY, Inc. *	5,741
128	Pepsi Bottling Group, Inc.	4,353
1,393	Sara Lee Corp.	17,594
299	UST, Inc.	16,233
513	Whole Foods Market, Inc.	18,032
765	WM. Wrigley Jr. Co.	45,793
		357,484
	Energy — 12.8%
517	Arch Coal, Inc.	26,414
1,064	BJ Services Co.	27,600
351	Cabot Oil & Gas Corp.	17,462
799	Cameron International Corp.*	33,942
154	Cheniere Energy, Inc.*	4,517
1,038	Chesapeake Energy Corp.	46,938
101	CNX Gas Corp.*	3,699
660	CONSOL Energy, Inc.	50,147

See accompanying notes to schedules of portfolio investments.

50	Continental Resources, Inc.*	1,404
878	Denbury Resources, Inc.*	27,999
247	Diamond Offshore Drilling, Inc.	29,845
311	Dresser-Rand Group, Inc.*	10,596
501	ENSCO International, Inc.	29,980
471	FMC Technologies, Inc.*	26,687
164	Foundation Coal Holdings, Inc.	9,474
201	Frontier Oil Corp.	7,178
176	Frontline Ltd.	7,945
334	Global Industries Ltd.*	6,149
462	Grant Prideco, Inc.*	23,317
264	Helix Energy Solutions Group, Inc.*	9,298
164	Holly Corp.	8,756
294	Massey Energy Co.	11,248
900	Nabors Industries Ltd.*	28,377
1,288	National Oilwell Varco, Inc. *	80,242
972	Noble Corp.	47,774
88	Noble Energy, Inc.	6,811
198	Oceaneering International, Inc.*	11,880
96	Patriot Coal Corp.*	5,155
961	Peabody Energy Corp.	54,412
446	Pride International, Inc.*	15,806
363	Quicksilver Resources, Inc.*	12,487
537	Range Resources Corp.	32,854
287	Rowan Cos., Inc.	11,569
48	SandRidge Energy, Inc.*	1,807
727	Smith International, Inc.	45,823
616	Southwestern Energy Co.*	40,182
440	Sunoco, Inc.	26,875
293	Superior Energy Services*	11,922
496	Tesoro Corp.	18,421
263	Tetra Technologies, Inc.*	4,518
125	Tidewater, Inc.	7,019
132	Unit Corp.*	7,280
64	W&T Offshore, Inc.	2,271
1,223	Weatherford International Ltd.*	84,289
51	Western Refining, Inc.	1,016
1,818	Williams Cos., Inc.	65,484
		1,044,869
	Financials — 7.7%
108	Affiliated Managers Group, Inc.*	10,406
29	AmeriCredit Corp.*	417
19	Apartment Investment & Management Co. (REIT)	655
66	Arthur J. Gallagher & Co.	1,558
61	Bank of Hawaii Corp.	2,929
132	BlackRock, Inc.	25,509
406	Brown & Brown, Inc.	7,239
302	CapitalSource, Inc. (REIT)	4,784
55	Capitol Federal Financial	1,908
708	CB Richard Ellis Group, Inc., Class A*	14,202
10	CNA Financial Corp.	267
199	Commerce Bancorp, Inc.	7,518
386	Duke Realty Corp. (REIT)	8,847
628	E*Trade Financial Corp.*	2,682
374	Eaton Vance Corp.	11,912
32	Erie Indemnity Co., Class A	1,579
41	Essex Property Trust, Inc. (REIT)	4,307
113	Federal Realty Investment Trust (REIT)	8,100
316	Federated Investors, Inc., Class B	12,823
234	First Marblehead Corp. (The)	2,815
262	Forest City Enterprises, Inc., Class A	9,209
433	General Growth Properties, Inc. (REIT)	15,289
152	GLG Partners, Inc.*	1,978
10	Hanover Insurance Group, Inc. (The)	437
176	HCC Insurance Holdings, Inc.	4,235
39	Health Care REIT, Inc. (REIT)	1,605
786	Hudson City Bancorp, Inc.	12,474
255	IntercontinentalExchange, Inc.*	33,226
1,207	Invesco Ltd.	30,911
161	Investment Technology Group, Inc.*	7,499
467	Janus Capital Group, Inc.	11,311
115	Jones Lang LaSalle, Inc.	8,785
119	Kilroy Realty Corp. (REIT)	5,644
187	Lazard Ltd., Class A	7,142
197	Legg Mason, Inc.	13,010
260	Macerich Co. (The) (REIT)	16,640
191	MF Global Ltd.*	3,352
43	MSCI, Inc., Class A*	1,278
403	Nasdaq OMX Group (The) *	16,729
675	Northern Trust Corp.	45,650
334	Nymex Holdings, Inc.	32,996
46	PartnerRe Ltd.	3,537
545	People’s United Financial, Inc.	9,189
158	Philadelphia Consolidated Holding Co.*	5,359
50	Plum Creek Timber Co., Inc. (REIT)	2,034
54	Principal Financial Group, Inc.	2,982
814	Prologis (REIT)	43,858
35	Public Storage (REIT)	2,848

See accompanying notes to schedules of portfolio investments.

17	Rayonier, Inc. (REIT)	723
469	SEI Investments Co.	11,730
270	St. Joe Co. (The)	10,381
379	Synovus Financial Corp.	4,370
963	T. Rowe Price Group, Inc.	48,660
107	Taubman Centers, Inc. (REIT)	5,216
901	TD Ameritrade Holding Corp.*	16,488
68	TFS Financial Corp.	843
35	Transatlantic Holdings, Inc.	2,359
493	UDR, Inc. (REIT)	11,019
483	Ventas, Inc. (REIT)	20,199
279	Weingarten Realty Investors (REIT)	8,959
157	WR Berkley Corp.	4,520
79	XL Capital Ltd., Class A	2,849
		627,980
	Health Care — 12.3%
23	Abraxis Bioscience, Inc.*	1,402
217	Advanced Medical Optics, Inc.*	4,965
1,106	Allergan, Inc.	65,508
277	AmerisourceBergen Corp.	11,556
477	Amylin Pharmaceuticals, Inc.*	12,626
93	APP Pharmaceuticals, Inc.*	1,045
109	Applera Corp. - Applied Biosystems Group	3,674
398	Barr Pharmaceuticals, Inc.*	18,766
182	Beckman Coulter, Inc.	12,285
33	Brookdale Senior Living, Inc.	861
240	Cephalon, Inc.*	14,482
238	Cerner Corp.*	10,341
83	Charles River Laboratories International, Inc.*	4,862
1,044	Cigna Corp.	46,542
30	Community Health Systems, Inc.*	932
65	Cooper Cos., Inc. (The)	2,222
230	Covance, Inc.*	19,414
530	Coventry Health Care, Inc.*	27,491
375	CR Bard, Inc.	35,546
382	DaVita, Inc.*	18,959
551	Dentsply International, Inc.	21,511
209	Edwards Lifesciences Corp.*	9,114
485	Endo Pharmaceuticals Holdings, Inc.*	12,736
798	Express Scripts, Inc.*	47,162
1,161	Forest Laboratories, Inc.*	46,173
190	Gen-Probe, Inc.*	9,084
407	Health Net, Inc.*	17,884
322	Henry Schein, Inc.*	19,262
38	Hillenbrand Industries, Inc.	1,994
658	HLTH Corp.*	7,791
568	Hospira, Inc.*	24,174
609	Humana, Inc.*	41,613
225	Idexx Laboratories, Inc.*	12,481
217	ImClone Systems, Inc.*	9,767
594	IMS Health, Inc.	13,371
136	Intuitive Surgical, Inc.*	38,341
64	Invitrogen Corp.*	5,407
158	Kinetic Concepts, Inc.*	8,120
426	Laboratory Corp. of America Holdings*	32,934
269	Lincare Holdings, Inc.*	8,743
643	Millennium Pharmaceuticals, Inc.*	8,996
196	Millipore Corp.*	13,700
1,097	Mylan, Inc.	12,988
53	Omnicare, Inc.	1,112
505	Patterson Cos., Inc.*	17,776
423	PDL BioPharma, Inc.*	6,760
176	Pediatrix Medical Group, Inc.*	11,618
109	PerkinElmer, Inc.	2,705
375	Pharmaceutical Product Development, Inc.	16,901
525	Quest Diagnostics, Inc.	25,027
282	Resmed, Inc.*	11,418
267	Respironics, Inc.*	17,537
386	Sepracor, Inc.*	8,287
1,227	St. Jude Medical, Inc.*	52,736
143	Techne Corp.*	9,780
1,328	Tenet Healthcare Corp.*	6,388
45	Universal Health Services, Inc., Class B	2,404
462	Varian Medical Systems, Inc.*	24,232
305	VCA Antech, Inc.*	9,794
507	Vertex Pharmaceuticals, Inc.*	8,873
329	Warner Chilcott Ltd., Class A*	5,550
366	Waters Corp.*	21,817
216	Watson Pharmaceuticals, Inc.*	6,007
150	WellCare Health Plans, Inc.*	7,161
		1,010,708
	Industrials — 15.8%
217	AGCO Corp.*	14,075
105	Aircastle Ltd.	2,163
103	Alliant Techsystems, Inc.*	10,809
158	Allied Waste Industries, Inc.*	1,634
387	Ametek, Inc.	16,482
873	AMR Corp.*	11,183

See accompanying notes to schedules of portfolio investments.

305	Avery Dennison Corp.	15,653
132	Avis Budget Group, Inc.*	1,509
334	BE Aerospace, Inc.*	11,456
158	Brink’s Co. (The)	10,575
61	Carlisle Cos., Inc.	2,228
614	CH Robinson Worldwide, Inc.	31,173
246	ChoicePoint, Inc.*	11,906
374	Cintas Corp.	10,764
352	Continental Airlines, Inc., Class B*	8,511
129	Con-way, Inc.	5,845
214	Cooper Industries Ltd., Class A	8,973
63	Copa Holdings SA, Class A	2,275
231	Copart, Inc.*	9,623
129	Corporate Executive Board Co.	5,239
445	Corrections Corp. of America*	11,953
436	Covanta Holding Corp.*	12,504
250	CSX Corp.	12,130
756	Cummins, Inc.	38,087
1,060	Delta Air Lines, Inc.*	14,151
288	Donaldson Co., Inc.	12,142
239	Dover Corp.	9,921
8	DRS Technologies, Inc.	449
215	Dun & Bradstreet Corp.	18,778
63	Eaton Corp.	5,080
478	Equifax, Inc.	16,357
773	Expeditors International Washington, Inc.	30,394
459	Fastenal Co.	18,663
129	First Solar, Inc.*	26,471
186	Flowserve Corp.	20,255
320	Fluor Corp.	44,560
511	Foster Wheeler Ltd.*	33,445
68	GATX Corp.	2,447
190	General Cable Corp.*	11,727
454	Goodrich Corp.	26,890
228	Graco, Inc.	7,914
305	Harsco Corp.	17,229
758	Hertz Global Holdings, Inc.*	9,043
161	HNI Corp.	4,759
72	Hubbell, Inc., Class B	3,267
294	IDEX Corp.	8,867
61	Ingersoll-Rand Co., Ltd., Class A	2,553
82	ITT Corp.	4,612
432	Jacobs Engineering Group, Inc.*	34,685
318	JB Hunt Transport Services, Inc.	8,704
394	Joy Global, Inc.	26,150
167	Kansas City Southern*	5,979
163	Kennametal, Inc.	4,950
193	Kirby Corp.*	8,700
152	L-3 Communications Holdings, Inc.	16,156
201	Landstar System, Inc.	9,322
27	Lennox International, Inc.	1,016
106	Lincoln Electric Holdings, Inc.	7,117
452	Manitowoc Co., Inc. (The)	18,415
289	Manpower, Inc.	16,386
79	Masco Corp.	1,477
807	McDermott International, Inc.*	42,142
456	Monster Worldwide, Inc.*	12,125
167	MSC Industrial Direct Co.	6,777
633	Northwest Airlines Corp.*	8,501
269	Oshkosh Corp.	10,779
407	Pall Corp.	16,024
652	Pitney Bowes, Inc.	23,329
499	Precision Castparts Corp.	55,085
597	Quanta Services, Inc.*	14,256
511	Republic Services, Inc.	15,601
533	Robert Half International, Inc.	14,364
541	Rockwell Automation, Inc.	29,598
607	Rockwell Collins, Inc.	35,752
320	Roper Industries, Inc.	18,048
268	Shaw Group, Inc. (The)*	17,254
559	Southwest Airlines Co.	6,853
209	Spirit Aerosystems Holdings, Inc., Class A*	5,647
236	Steelcase, Inc.	3,346
318	Stericycle, Inc.*	17,137
90	Sunpower Corp., Class A*	5,915
374	Terex Corp.*	25,226
904	Textron, Inc.	48,970
211	Thomas & Betts Corp.*	8,472
139	Toro Co.	6,697
655	Trane, Inc.	29,508
255	Trinity Industries, Inc.	7,183
249	UAL Corp.	7,545
62	URS Corp.*	2,497
359	UTi Worldwide, Inc.	6,024
165	WESCO International, Inc.*	6,600
204	WW Grainger, Inc.	15,027
		1,298,063

See accompanying notes to schedules of portfolio investments.

	Information Technology — 18.1%
1,027	Activision, Inc.*	27,986
230	Acxiom Corp.	2,923
891	Advanced Micro Devices, Inc.*	6,424
140	Affiliated Computer Services, Inc., Class A*	7,105
1,347	Agilent Technologies, Inc.*	41,232
598	Akamai Technologies, Inc.*	21,026
285	Alliance Data Systems Corp.*	14,430
1,115	Altera Corp.	19,078
717	Amdocs Ltd.*	22,227
649	Amphenol Corp., Class A	23,993
1,100	Analog Devices, Inc.	29,612
248	Arrow Electronics, Inc.*	8,087
837	Autodesk, Inc.*	26,022
318	Avnet, Inc.*	10,720
35	AVX Corp.	439
1,422	BEA Systems, Inc.*	27,118
727	BMC Software, Inc.*	23,468
1,699	Broadcom Corp., Class A*	32,128
505	Broadridge Financial Solutions, Inc.	9,671
1,365	Brocade Communications Systems, Inc.*	10,497
933	CA, Inc.	21,347
279	Cadence Design Systems, Inc.*	2,963
310	Ciena Corp.*	8,007
688	Citrix Systems, Inc.*	22,656
1,043	Cognizant Technology Solutions Corp., Class A*	31,509
222	CommScope, Inc.*	9,297
807	Compuware Corp.*	6,424
76	Cree, Inc.*	2,348
577	Cypress Semiconductor Corp.*	12,544
239	Diebold, Inc.	5,765
143	Dolby Laboratories, Inc., Class A*	6,328
196	DST Systems, Inc.*	13,771
151	EchoStar Corp. *	6,049
1,130	Electronic Arts, Inc.*	53,438
1,070	Electronic Data Systems Corp.	18,532
303	F5 Networks, Inc.*	6,714
156	Factset Research Systems, Inc.	8,212
18	Fair Isaac Corp.	418
185	Fairchild Semiconductor International, Inc.*	2,063
589	Fidelity National Information Services, Inc.	24,438
610	Fiserv, Inc.*	32,098
108	Genpact Ltd.*	1,647
293	Global Payments, Inc.	11,623
487	Harris Corp.	23,780
201	Hewitt Associates, Inc., Class A*	7,931
222	Integrated Device Technology, Inc.*	1,863
59	International Rectifier Corp.*	1,343
251	Intersil Corp., Class A	5,841
1,221	Intuit, Inc.*	32,430
642	Iron Mountain, Inc.*	19,311
419	Jabil Circuit, Inc.	5,413
409	JDS Uniphase Corp.*	5,378
1,337	Juniper Networks, Inc.*	35,858
653	Kla-Tencor Corp.	27,432
448	Lam Research Corp.*	18,027
187	Lexmark International, Inc., Class A*	6,177
805	Linear Technology Corp.	22,307
1,537	LSI Corp.*	7,746
1,713	Marvell Technology Group Ltd.*	19,374
289	Mastercard, Inc., Class A	54,910
579	McAfee, Inc.*	19,263
814	MEMC Electronic Materials, Inc.*	62,092
128	Mettler Toledo International, Inc.*	12,506
685	Microchip Technology, Inc.	21,084
894	Micron Technology, Inc.*	6,723
284	Molex, Inc.	6,398
303	MoneyGram International, Inc.	1,109
208	National Instruments Corp.	5,379
924	National Semiconductor Corp.	15,218
354	NAVTEQ Corp. *	26,532
82	NCR Corp.*	1,817
1,248	Network Appliance, Inc.*	26,982
275	NeuStar, Inc., Class A*	7,056
157	Novell, Inc.*	1,170
274	Novellus Systems, Inc.*	6,050
1,974	Nvidia Corp.*	42,224
1,230	Paychex, Inc.	38,696
444	QLogic Corp.*	7,037
293	Rambus, Inc.*	5,283
701	Red Hat, Inc.*	12,499
71	Riverbed Technology, Inc.*	1,424
344	Salesforce.com, Inc.*	20,544
492	SanDisk Corp.*	11,587
427	Sanmina-SCI Corp.*	705
747	Seagate Technology	16,113
199	Silicon Laboratories, Inc.*	6,159
525	Synopsys, Inc.*	12,185
82	Teradata Corp.*	2,069

See accompanying notes to schedules of portfolio investments.

318	Teradyne, Inc.*	3,813
716	Total System Services, Inc.	15,917
433	Trimble Navigation Ltd.*	11,838
285	Varian Semiconductor Equipment Associates, Inc.*	9,627
225	VeriFone Holdings, Inc.*	4,646
801	VeriSign, Inc.*	27,875
113	Vishay Intertechnology, Inc.*	1,032
28	WebMD Health Corp., Class A*	780
240	Western Digital Corp.*	7,409
1,080	Xilinx, Inc.	24,149
251	Zebra Technologies Corp.*	8,363
		1,478,851
	Materials — 5.0%
370	Air Products & Chemicals, Inc.	33,792
267	Airgas, Inc.	12,974
404	AK Steel Holding Corp.	21,258
289	Albemarle Corp.	10,965
370	Allegheny Technologies, Inc.	28,619
370	Ball Corp.	16,317
177	Cabot Corp.	4,850
99	Carpenter Technology Corp.	6,220
297	Celanese Corp., Class A	11,553
55	Chemtura Corp.	454
149	Cleveland-Cliffs, Inc.	17,800
593	Crown Holdings, Inc.*	14,772
834	Domtar Corp.*	5,313
161	Eagle Materials, Inc.	5,725
634	Ecolab, Inc.	29,665
219	International Flavors & Fragrances, Inc.	9,445
66	Lubrizol Corp.	3,848
155	Martin Marietta Materials, Inc.	16,678
241	Mosaic Co. (The)*	26,823
524	Nalco Holding Co.	11,318
526	Owens-Illinois, Inc.*	29,693
335	Packaging Corp. of America	7,635
473	Pactiv Corp.*	11,976
24	Reliance Steel & Aluminum Co.	1,331
270	Rohm & Haas Co.	14,475
377	RPM International, Inc.	7,883
30	Scotts Miracle-Gro Co. (The), Class A	1,068
81	Sealed Air Corp.	1,961
144	Sigma-Aldrich Corp.	7,923
115	Steel Dynamics, Inc.	6,700
247	Titanium Metals Corp.	5,093
44	Valspar Corp.	954
378	Vulcan Materials Co.	26,498
		411,579
	Telecommunication Services — 2.0%
1,515	American Tower Corp., Class A*	58,236
219	Citizens Communications Co.	2,352
688	Crown Castle International Corp.*	24,830
185	Leap Wireless International, Inc.*	7,911
5,548	Level 3 Communications, Inc.*	12,372
209	MetroPCS Communications, Inc.*	3,333
627	NII Holdings, Inc.*	24,911
373	SBA Communications Corp., Class A*	11,582
167	Telephone & Data Systems, Inc.	7,832
21	U.S. Cellular Corp.*	1,323
955	Windstream Corp.	11,231
		165,913
	Utilities — 3.4%
2,421	AES Corp. (The)*	43,529
601	Allegheny Energy, Inc.	30,453
33	Aqua America, Inc.	628
1,163	Centerpoint Energy, Inc.	17,073
507	Constellation Energy Group, Inc.	44,793
221	DPL, Inc.	5,638
197	Dynegy, Inc., Class A*	1,458
335	Equitable Resources, Inc.	20,643
636	Mirant Corp.*	23,532
707	NRG Energy, Inc.*	29,178
1,044	PPL Corp.	47,377
214	Questar Corp.	11,823
124	Sierra Pacific Resources	1,601
		277,726
	Total Common Stock
	(Cost $7,667,879)	7,923,888

Principal Amount
	Repurchase Agreements — 3.8%
$8,511	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $8,513 (b)	8,511

40,124	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $40,134 (c)	40,124

See accompanying notes to schedules of portfolio investments.

36,477	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $36,487 (d)	36,477

140,401	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $140,437 (e)	140,401

85,112	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $85,134 (f)	85,112

	Total Repurchase Agreements
	(Cost $310,625)	310,625

	Total Investments
	(Cost $7,978,504) — 100.6%	8,234,513
	Liabilities in excess of other assets — (0.6%)	(45,891)
	Net Assets — 100.0%	$8,188,622

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $8,681. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $40,927.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $37,206. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $143,210. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $86,814. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535,194
Aggregate gross unrealized depreciation	(654,766)
Net unrealized appreciation	$(119,572)

Federal income tax cost of investments	$8,354,085

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell MidCap® Growth Index	03/06/08	$1,356,330	$37,926

Equity Index Swap Agreement based on the Russell MidCap® Growth Index	03/06/08	7,009,548	(3,371)
			$34,555

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.3%
	Consumer Discretionary — 10.6%
317	99 Cents Only Stores*	$2,945
48	A.C. Moore Arts & Crafts, Inc.*	411
278	Aaron Rents, Inc.	5,454
171	AFC Enterprises*	1,291
335	Aftermarket Technology Corp.*	6,281
260	AH Belo Corp.*	3,164
86	Ambassadors International, Inc.	958
685	American Axle & Manufacturing Holdings, Inc.	13,481
799	American Greetings Corp., Class A	15,037
11	American Public Education, Inc.*	367
221	Ameristar Casinos, Inc.	4,285
184	Arctic Cat, Inc.	1,391
1,094	ArvinMeritor, Inc.	12,351
392	Asbury Automotive Group, Inc.	5,496
257	Audiovox Corp.*	2,313
88	Avatar Holdings, Inc.*	3,791
599	Beazer Homes USA, Inc.	4,253
1,297	Belo Corp., Class A	15,266
20	Benihana, Inc., Class A*	214
2,942	Blockbuster, Inc., Class A*	8,944
325	Bluegreen Corp.*	2,750
319	Blyth, Inc.	6,326
478	Bob Evans Farms, Inc.	13,838
108	Bon-Ton Stores, Inc. (The)	618
213	Books-A-Million, Inc.	1,766
897	Borders Group, Inc.	8,306
173	Brookfield Homes Corp.	2,638
360	Brown Shoe Co., Inc.	5,285
450	Building Materials Holding Corp.	2,601
518	Cabela’s, Inc.*	7,019
43	Cache, Inc.*	428
1,016	Callaway Golf Co.	15,484
193	Carmike Cinemas, Inc.	1,395
47	Casual Male Retail Group, Inc.*	181
340	Cato Corp. (The), Class A	5,324
149	CBRL Group, Inc.	5,427
214	CEC Entertainment, Inc.*	5,742
183	Champion Enterprises, Inc.*	1,625
1,788	Charming Shoppes, Inc.*	9,852
6,261	Charter Communications, Inc., Class A*	6,023
31	Cherokee, Inc.	1,049
145	Churchill Downs, Inc.	6,602
232	Cinemark Holdings, Inc.	3,350
1,769	Citadel Broadcasting Corp.	1,857
48	CKX, Inc.*	428
306	Coinstar, Inc.*	8,923
553	Collective Brands, Inc.*	8,721
164	Columbia Sportswear Co.	6,778
175	Conn’s, Inc.*	2,231
945	Cooper Tire & Rubber Co.	17,076
140	Core-Mark Holding Co., Inc.*	3,720
509	Cox Radio, Inc., Class A*	5,594
112	Crown Media Holdings, Inc., Class A*	620
634	CSK Auto Corp.*	5,750
120	CSS Industries, Inc.	4,189
233	Cumulus Media, Inc., Class A*	1,282
228	DG FastChannel, Inc.*	4,603
77	Dolan Media Co.*	1,718
671	Domino’s Pizza, Inc.	8,891
165	Dress Barn, Inc.*	2,175
467	Eddie Bauer Holdings, Inc.*	2,760
461	Emmis Communications Corp., Class A*	1,365
501	Entercom Communications Corp., Class A	5,596
574	Entravision Communications Corp., Class A*	3,329
342	Ethan Allen Interiors, Inc.	9,316
1,143	Exide Technologies*	11,681
83	FGX International Holdings Ltd.*	965

See accompanying notes to schedules of portfolio investments.

651	Finish Line, Class A	1,842
96	Fisher Communications, Inc.*	3,007
614	Fred’s, Inc., Class A	5,391
293	FTD Group, Inc.	4,040
741	Furniture Brands International, Inc.	9,633
13	G-lII Apparel Group Ltd.*	170
65	Gaiam, Inc., Class A*	1,383
36	Gander Mountain Co.*	203
342	GateHouse Media, Inc.	2,144
356	Gaylord Entertainment Co.*	10,712
326	Gemstar-TV Guide International, Inc.*	1,545
58	Genesco, Inc.*	1,737
641	Gray Television, Inc.	3,718
470	Great Wolf Resorts, Inc.*	3,229
349	Group 1 Automotive, Inc.	8,550
362	Harris Interactive, Inc.*	981
304	Haverty Furniture Cos., Inc.	2,985
464	Helen of Troy Ltd.*	7,327
104	hhgregg, Inc.*	1,200
170	Hooker Furniture Corp.	3,483
335	HOT Topic, Inc.*	1,538
574	Hovnanian Enterprises, Inc., Class A*	5,229
151	Ihop Corp.	6,913
358	Interactive Data Corp.	10,475
188	INVESTools, Inc.*	2,175
221	Isle of Capri Casinos, Inc.*	2,000
414	Jack in the Box, Inc.*	10,876
80	Jackson Hewitt Tax Service, Inc.	1,674
431	Jakks Pacific, Inc.*	12,046
797	Jamba, Inc.*	1,993
346	Jo-Ann Stores, Inc.*	5,709
669	Journal Communications, Inc., Class A	4,609
267	K-Swiss, Inc., Class A	3,874
152	Kenneth Cole Productions, Inc., Class A	2,260
194	Knology, Inc.*	2,371
787	La-Z-Boy, Inc.	6,634
133	Lakes Entertainment, Inc.*	782
191	Landry’s Restaurants, Inc.	3,386
528	Leapfrog Enterprises, Inc.*	3,010
784	Lear Corp.*	21,623
705	Lee Enterprises, Inc.	7,269
206	Libbey, Inc.	3,203
125	Lifetime Brands, Inc.	1,291
418	Lin TV Corp., Class A*	4,293
20	Lincoln Educational Services Corp.*	240
243	Lithia Motors, Inc., Class A	2,498
1,039	Live Nation, Inc.*	12,333
101	LodgeNet Entertainment Corp.*	940
287	Lodgian, Inc.*	2,569
84	Lululemon Athletica, Inc.*	2,260
185	M/I Homes, Inc.	3,051
617	Magna Entertainment Corp., Class A*	487
137	Maidenform Brands, Inc.*	1,695
208	Marcus Corp.	3,316
153	Marine Products Corp.	1,120
250	MarineMax, Inc.*	3,070
250	Marvel Entertainment, Inc.*	6,288
15	McCormick & Schmick’s Seafood Restaurants, Inc.*	163
339	Media General, Inc., Class A	5,288
831	Mediacom Communications Corp., Class A*	3,631
402	Meritage Homes Corp.*	6,086
497	Modine Manufacturing Co.	6,203
459	Monaco Coach Corp.	4,489
32	Monro Muffler, Inc.	536
96	Morton’s Restaurant Group, Inc.*	744
264	Movado Group, Inc.	5,085
353	Multimedia Games, Inc.*	2,471
68	National Presto Industries, Inc.	3,563
303	Nautilus, Inc.	1,270
117	Nexstar Broadcasting Group, Inc., Class A*	866
340	O’Charleys, Inc.	3,839
200	Orbitz Worldwide, Inc.*	1,262
212	Oxford Industries, Inc.	4,482
199	Pacific Sunwear of California*	2,221

See accompanying notes to schedules of portfolio investments.

150	Palm Harbor Homes, Inc.*	756
126	Papa John’s International, Inc.*	3,295
502	PEP Boys-Manny Moe & Jack	5,743
174	Perry Ellis International, Inc.*	3,409
1,353	Pier 1 Imports, Inc.*	7,090
422	Pinnacle Entertainment, Inc.*	6,609
338	Playboy Enterprises, Inc., Class B*	2,724
87	Polaris Industries, Inc.	3,322
675	Primedia, Inc.	5,211
1,318	Quiksilver, Inc.*	11,862
1,172	Radio One, Inc., Class D*	1,477
290	RC2 Corp.*	5,380
468	RCN Corp.*	5,195
679	Regis Corp.	17,009
1,078	Rent-A-Center, Inc.*	18,488
71	Riviera Holdings Corp.*	1,620
162	Ruby Tuesday, Inc.	1,152
255	Russ Berrie & Co., Inc.*	3,330
141	Salem Communications Corp., Class A	465
76	Sauer-Danfoss, Inc.	1,616
471	Scholastic Corp.*	16,424
210	Sealy Corp.	1,913
95	Shoe Carnival, Inc.*	1,287
397	Sinclair Broadcast Group, Inc., Class A	3,664
1,081	Six Flags, Inc.*	2,130
104	Skyline Corp.	2,933
475	Sonic Automotive, Inc., Class A	8,445
425	Source Interlink Cos., Inc.*	718
300	Spanish Broadcasting System, Inc., Class A*	450
213	Speedway Motorsports, Inc.	6,220
665	Stage Stores, Inc.	8,419
241	Standard Motor Products, Inc.	1,786
992	Standard-Pacific Corp.	4,077
436	Steak N Shake Co. (The)*	3,636
356	Stein Mart, Inc.	2,104
61	Steiner Leisure Ltd.*	2,002
123	Steinway Musical Instruments*	3,039
158	Steven Madden Ltd.*	2,661
1,455	Stewart Enterprises, Inc., Class A	8,686
217	Stoneridge, Inc.*	2,339
452	Sun-Times Media Group, Inc.*	398
350	Superior Industries International, Inc.	6,076
65	Syntax-Brillian Corp.*	46
67	Systemax, Inc.	726
355	Talbots, Inc.	2,904
213	Tarragon Corp.*	373
548	Tenneco, Inc.*	13,837
461	Timberland Co., Class A*	6,924
18	Town Sports International Holdings, Inc.*	145
476	Trump Entertainment Resorts, Inc.*	1,914
460	Tuesday Morning Corp.	2,479
476	Tupperware Brands Corp.	17,364
59	Ulta Salon Cosmetics & Fragrance, Inc.*	827
219	Unifirst Corp.	8,460
373	Valassis Communications, Inc.*	4,185
74	ValueVision Media, Inc., Class A*	389
965	Visteon Corp.*	3,378
345	Warnaco Group, Inc. (The)*	12,958
473	WCI Communities, Inc.*	1,840
226	West Marine, Inc.*	1,824
121	Westwood One, Inc.	214
114	Weyco Group, Inc.	3,081
34	Winnebago Industries	682
385	Wolverine World Wide, Inc.	10,202
683	Zale Corp.*	13,195
		934,576
	Consumer Staples — 3.7%
238	Andersons, Inc. (The)	11,010
20	Boston Beer Co., Inc., Class A*	713
180	Cal-Maine Foods, Inc.	6,210
774	Casey’s General Stores, Inc.	19,389
80	Central European Distribution Corp.*	4,654
1,070	Central Garden and Pet Co., Class A*	4,708
28	Chattem, Inc.*	2,181
650	Chiquita Brands International, Inc.*	13,306
374	Elizabeth Arden, Inc.*	6,814
103	Farmer Bros. Co.	2,300
680	Flowers Foods, Inc.	15,409
470	Fresh Del Monte Produce, Inc.*	15,609

See accompanying notes to schedules of portfolio investments.

281	Great Atlantic & Pacific Tea Co.*	7,609
608	Hain Celestial Group, Inc.*	16,416
180	Imperial Sugar Co.	3,456
27	Ingles Markets, Inc., Class A	648
19	Inter Parfums, Inc.	309
70	J&J Snack Foods Corp.	1,726
29	Lancaster Colony Corp.	1,077
341	Lance, Inc.	5,712
28	Longs Drug Stores Corp.	1,345
43	Maui Land & Pineapple Co., Inc.*	1,125
139	MGP Ingredients, Inc.	892
113	Nash Finch Co.	3,963
259	Nu Skin Enterprises, Inc., Class A	4,289
210	Pantry, Inc. (The)*	5,053
541	Performance Food Group Co.*	17,583
619	Pilgrim’s Pride Corp.	14,522
519	Prestige Brands Holdings, Inc.*	4,001
139	Pricesmart, Inc.	3,372
292	Ralcorp Holdings, Inc.*	16,191
182	Reddy Ice Holdings, Inc.	4,290
3,013	Revlon, Inc., Class A*	3,073
630	Ruddick Corp.	20,317
101	Sanderson Farms, Inc.	3,521
5	Seaboard Corp.	7,950
214	Spartan Stores, Inc.	4,511
600	Spectrum Brands, Inc.*	2,256
49	Tiens Biotech Group USA, Inc.*	100
419	Tootsie Roll Industries, Inc.	10,152
478	TreeHouse Foods, Inc.*	10,597
414	Universal Corp.	23,561
174	Vector Group Ltd.	3,198
47	Village Super Market, Class A	2,077
163	WD-40 Co.	5,066
190	Weis Markets, Inc.	6,158
496	Winn-Dixie Stores, Inc.*	8,110
		326,529
	Energy — 6.5%
385	Allis-Chalmers Energy, Inc.*	4,859
25	Approach Resources, Inc.*	349
177	Aventine Renewable Energy Holdings, Inc.*	1,138
168	Basic Energy Services, Inc.*	3,555
364	Berry Petroleum Co., Class A	14,964
99	Bill Barrett Corp.*	4,588
38	Bois d’Arc Energy, Inc.*	816
699	Brigham Exploration Co.*	5,459
310	Bristow Group, Inc.*	16,356
399	Bronco Drilling Co., Inc.*	6,308
313	Cal Dive International, Inc.*	3,261
318	Callon Petroleum Co.*	5,864
85	Clayton Williams Energy, Inc.*	3,217
177	Comstock Resources, Inc.*	6,425
66	Concho Resources, Inc.*	1,538
58	CVR Energy, Inc.*	1,630
9	Dawson Geophysical Co.*	593
79	Delek U.S. Holdings, Inc.	1,247
436	Edge Petroleum Corp.*	2,093
814	Encore Acquisition Co.*	29,955
433	Energy Partners Ltd.*	4,659
827	Evergreen Energy, Inc.*	1,778
944	EXCO Resources, Inc.*	16,378
924	Exterran Holdings, Inc.*	64,357
439	General Maritime Corp.	10,334
277	GeoMet, Inc.*	1,662
416	Golar LNG Ltd.	7,941
2,608	Grey Wolf, Inc.*	16,170
16	Gulf Island Fabrication, Inc.	467
350	Gulfmark Offshore, Inc.*	17,731
534	Harvest Natural Resources, Inc.*	6,547
352	Hornbeck Offshore Services, Inc.*	15,815
897	International Coal Group, Inc.*	5,579
153	Kayne Anderson Energy Development Co.	3,635
14	Knightsbridge Tankers Ltd.	359
621	Mariner Energy, Inc.*	17,220
332	McMoRan Exploration Co.*	5,578
1,369	Meridian Resource Corp.*	2,122
190	Newpark Resources*	842
459	Nordic American Tanker Shipping	13,008
754	Oil States International, Inc.*	31,789
2,138	Oilsands Quest, Inc.*	8,552

See accompanying notes to schedules of portfolio investments.

192	Pacific Ethanol, Inc.*	952
345	Parker Drilling Co.*	2,287
343	Penn Virginia Corp.	14,598
1,425	PetroHawk Energy Corp.*	25,764
197	Petroleum Development Corp.*	13,743
101	PHI, Inc. (Non-Voting)*	3,056
760	Pioneer Drilling Co.*	10,192
75	Rex Energy Corp.*	1,178
358	Rosetta Resources, Inc.*	7,325
429	Stone Energy Corp.*	21,776
268	Sulphco, Inc.*	1,128
58	Superior Offshore International, Inc.*	227
64	Superior Well Services, Inc.*	1,654
458	Swift Energy Co.*	21,860
6	T-3 Energy Services, Inc.*	296
232	Toreador Resources Corp.*	2,176
182	Trico Marine Services, Inc.*	7,193
211	Union Drilling, Inc.*	4,224
424	Uranium Resources, Inc.*	4,020
76	US BioEnergy Corp.*	557
1,646	USEC, Inc.*	10,501
906	Vaalco Energy, Inc.*	4,041
78	VeraSun Energy Corp.*	705
45	Warren Resources, Inc.*	602
644	Whiting Petroleum Corp.*	39,426
104	World Fuel Services Corp.	3,253
		569,472
	Financials — 30.9%
211	1st Source Corp.	3,684
125	Abington Bancorp, Inc.	1,254
74	Advance America Cash Advance Centers, Inc.	550
294	Advanta Corp., Class B	2,270
119	Agree Realty Corp. (REIT)	3,333
261	Alabama National Bancorporation	20,922
934	Alesco Financial, Inc. (REIT)	2,662
244	Alexandria Real Estate Equities, Inc. (REIT)	22,399
502	Alfa Corp.	10,929
378	Alternative Asset Management Acquisition Corp.*	3,478
336	Amcore Financial, Inc.	6,525
415	American Campus Communities, Inc. (REIT)	10,831
871	American Equity Investment Life Holding Co.	8,318
1,996	American Financial Realty Trust (REIT)	15,429
139	American Physicians Capital, Inc.	6,134
263	AmericanWest Bancorp	2,322
207	Ameris Bancorp	2,944
288	Amerisafe, Inc.*	3,787
313	Ampal American Israel, Class A*	2,019
94	Amtrust Financial Services, Inc.	1,570
300	Anchor Bancorp Wisconsin, Inc.	5,679
982	Anthracite Capital, Inc. (REIT)	6,275
1,100	Anworth Mortgage Asset Corp. (REIT)	10,439
1,828	Apollo Investment Corp.	28,334
207	Arbor Realty Trust, Inc. (REIT)	3,329
1,065	Ares Capital Corp.	13,653
450	Argo Group International Holdings Ltd.*	16,839
1,623	Ashford Hospitality Trust, Inc. (REIT)	10,793
1,350	Aspen Insurance Holdings Ltd.	39,069
229	Asset Acceptance Capital Corp.	2,233
1,229	Assured Guaranty Ltd.	31,524
57	Asta Funding, Inc.	922
125	Baldwin & Lyons, Inc., Class B	3,045
122	Bancfirst Corp.	5,140
417	Banco Latinoamericano de Exportaciones S.A., Class E	5,604
174	Bancorp, Inc./DE*	1,991
763	Bank Mutual Corp.	8,202
39	Bank of the Ozarks, Inc.	922
640	BankAtlantic Bancorp, Inc., Class A	2,918
355	BankFinancial Corp.	5,048
489	BankUnited Financial Corp., Class A	2,386
237	Banner Corp.	5,133
508	Beneficial Mutual Bancorp, Inc.*	4,648
164	Berkshire Hills Bancorp, Inc.	3,715
1,003	BioMed Realty Trust, Inc. (REIT)	21,986
108	BlackRock Kelso Capital Corp.	1,356
567	Boston Private Financial Holdings, Inc.	7,808
966	Brookline Bancorp, Inc.	9,283
113	BRT Realty Trust (REIT)	1,424
306	Calamos Asset Management, Inc., Class A	5,627
194	Capital City Bank Group, Inc.	5,221

See accompanying notes to schedules of portfolio investments.

146	Capital Corp. of the West	2,008
47	Capital Southwest Corp.	5,173
209	Capital Trust, Inc., Class A (REIT)	5,768
218	Capitol Bancorp Ltd.	4,059
666	CapLease, Inc. (REIT)	5,495
309	Cascade Bancorp	3,139
24	Cash America International, Inc.	777
121	Castlepoint Holdings Ltd.	1,528
784	Cathay General Bancorp	17,185
447	CBRE Realty Finance, Inc. (REIT)	2,208
677	Cedar Shopping Centers, Inc. (REIT)	7,867
781	Centennial Bank Holdings, Inc.*	4,631
154	Center Financial Corp.	1,498
348	Centerline Holding Co.	1,740
441	Central Pacific Financial Corp.	8,154
380	Chemical Financial Corp.	8,444
379	Chimera Investment Corp. (REIT)	6,280
1,160	Citizens Republic Bancorp, Inc.	12,911
524	Citizens, Inc.*	2,961
186	City Bank	3,430
263	City Holding Co.	9,794
153	Clayton Holdings, Inc.*	662
171	Clifton Savings Bancorp, Inc.	1,691
253	CNA Surety Corp.*	3,570
139	CoBiz Financial, Inc.	1,708
274	Columbia Banking System, Inc.	6,327
749	Commerce Group, Inc.	27,144
160	Community Bancorp*	1,968
461	Community Bank System, Inc.	10,188
233	Community Trust Bancorp, Inc.	6,303
324	Compass Diversified Holdings	4,406
125	CompuCredit Corp.*	1,298
538	Corporate Office Properties Trust SBI MD (REIT)	16,484
596	Corus Bankshares, Inc.	6,157
242	Cowen Group, Inc.*	1,815
389	Crawford & Co., Class B*	1,603
383	Crystal River Capital, Inc. (REIT)	4,090
1,016	CVB Financial Corp.	9,337
39	Darwin Professional Underwriters, Inc.*	817
2,580	DCT Industrial Trust, Inc. (REIT)	23,117
792	Deerfield Capital Corp.	5,140
665	Delphi Financial Group, Inc.	20,056
1,448	DiamondRock Hospitality Co. (REIT)	18,086
377	Dime Community Bancshares	5,738
204	Donegal Group, Inc., Class A	3,329
323	Downey Financial Corp.	8,459
323	DuPont Fabros Technology, Inc. (REIT)	5,426
68	EastGroup Properties, Inc. (REIT)	2,885
429	Education Realty Trust, Inc. (REIT)	5,465
91	EMC Insurance Group, Inc.	2,013
760	Employers Holdings, Inc.	13,034
207	Encore Capital Group, Inc.*	1,528
342	Energy Infrastructure Acquisition Corp.*	3,393
45	Enterprise Financial Services Corp.	900
430	Entertainment Properties Trust (REIT)	20,154
558	Equity One, Inc. (REIT)	11,941
132	Evercore Partners, Inc., Class A	2,592
986	Extra Space Storage, Inc. (REIT)	14,859
220	FBL Financial Group, Inc.	6,470
337	FBR Capital Markets Corp.*	2,356
158	Federal Agricultural Mortgage Corp., Class C	3,798
412	Financial Federal Corp.	8,879
262	First Acceptance Corp.*	854
184	First Bancorp/NC	3,259
1,417	First Bancorp/Puerto Rico	12,810
362	First Busey Corp.	6,773
539	First Charter Corp.	13,049
1,134	First Commonwealth Financial Corp.	11,998
396	First Community Bancorp, Inc./CA	11,286
154	First Community Bancshares, Inc./VA	4,874
509	First Financial Bancorp	5,899
300	First Financial Bankshares, Inc.	11,361
202	First Financial Corp./IN	5,303
183	First Financial Holdings, Inc.	4,156
272	First Industrial Realty Trust, Inc. (REIT)	8,263
281	First Merchants Corp.	7,590
85	First Mercury Financial Corp.*	1,398
762	First Midwest Bancorp, Inc./IL	19,850
1,623	First Niagara Financial Group, Inc.	18,535

See accompanying notes to schedules of portfolio investments.

251	First Place Financial Corp./OH	3,077
371	First Potomac Realty Trust (REIT)	5,799
128	First Regional Bancorp/CA*	2,049
313	First State Bancorporation/NM	3,718
209	FirstFed Financial Corp.*	6,531
1,233	FirstMerit Corp.	23,143
682	Flagstar Bancorp, Inc.	4,883
210	Flagstone Reinsurance Holdings Ltd.	2,686
323	Flushing Financial Corp.	5,265
925	FNB Corp./PA	12,682
140	Fpic Insurance Group, Inc.*	6,114
388	Franklin Bank Corp./TX*	1,490
912	Franklin Street Properties Corp. (REIT)	11,509
1,038	Fremont General Corp.*	1,038
2,150	Friedman Billings Ramsey Group, Inc., Class A (REIT)	5,354
592	Frontier Financial Corp.	8,868
9	FX Real Estate and Entertainment, Inc.*	51
63	GAMCO Investors, Inc.	3,529
807	Glacier Bancorp, Inc.	13,872
316	Gladstone Capital Corp.	5,309
481	GMH Communities Trust (REIT)	4,310
381	Gramercy Capital Corp./New York (REIT)	7,784
159	Great Southern Bancorp, Inc.	2,854
175	Green Bankshares, Inc.	3,189
146	Greenlight Capital Re Ltd., Class A*	2,774
70	Hallmark Financial Services*	825
410	Hancock Holding Co.	15,186
585	Hanmi Financial Corp.	4,464
226	Harleysville Group, Inc.	7,589
444	Harleysville National Corp.	5,901
776	Healthcare Realty Trust, Inc. (REIT)	18,461
195	Heartland Financial USA, Inc.	3,467
491	Heckmann Corp.*	3,614
496	Hercules Technology Growth Capital, Inc.	5,897
205	Heritage Commerce Corp.	3,378
625	Hersha Hospitality Trust (REIT)	5,613
252	HFF, Inc., Class A*	1,845
504	Hicks Acquisition Co. I, Inc.*	4,596
255	Highwoods Properties, Inc. (REIT)	7,517
527	Hilb Rogal & Hobbs Co.	16,137
727	Hilltop Holdings, Inc.*	7,546
176	Home Bancshares, Inc./Conway, AR	3,516
117	Home Properties, Inc. (REIT)	5,384
662	Horace Mann Educators Corp.	11,506
188	Horizon Financial Corp.	2,406
178	IBERIABANK Corp.	7,916
1,166	IMPAC Mortgage Holdings, Inc. (REIT)	1,224
84	Imperial Capital Bancorp, Inc.	1,878
97	Independence Holding Co.	1,067
346	Independent Bank Corp./MI	3,377
218	Independent Bank Corp./Rockland, MA	5,770
251	Infinity Property & Casualty Corp.	10,083
726	Inland Real Estate Corp. (REIT)	10,120
318	Integra Bank Corp.	4,519
340	Interactive Brokers Group, Inc.*	10,564
785	International Bancshares Corp.	17,019
782	Investors Bancorp, Inc.*	11,339
865	Investors Real Estate Trust (REIT)	8,105
926	IPC Holdings Ltd.	25,113
288	Irwin Financial Corp.	2,163
193	JER Investors Trust, Inc. (REIT)	1,978
5	K-Fed Bancorp	52
71	Kansas City Life Insurance Co.	2,934
422	KBW, Inc.*	9,060
328	Kearny Financial Corp.	3,510
300	Kite Realty Group Trust (REIT)	3,792
875	Knight Capital Group, Inc., Class A*	14,026
219	Kohlberg Capital Corp.	2,479
815	LaBranche & Co., Inc.*	3,782
307	Lakeland Bancorp, Inc.	3,420
187	Lakeland Financial Corp.	3,815
238	LandAmerica Financial Group, Inc.	8,763
614	LaSalle Hotel Properties (REIT)	17,745
1,014	Lexington Realty Trust (REIT)	14,673
362	LTC Properties, Inc. (REIT)	8,739
663	Luminent Mortgage Capital, Inc. (REIT)	378
237	Macatawa Bank Corp.	2,185
327	Maguire Properties, Inc. (REIT)	7,429
287	MainSource Financial Group, Inc.	3,763

See accompanying notes to schedules of portfolio investments.

580	Marathon Acquisition Corp.*	4,512
859	Max Capital Group Ltd.	23,829
559	MB Financial, Inc.	16,082
957	MCG Capital Corp.	11,484
491	Meadowbrook Insurance Group, Inc.*	3,908
799	Medical Properties Trust, Inc. (REIT)	9,572
701	Meruelo Maddux Properties, Inc.*	2,979
2,323	MFA Mortgage Investments, Inc. (REIT)	22,208
151	Midland Co. (The)	9,758
338	Midwest Banc Holdings, Inc.	3,471
301	Mission West Properties (REIT)	2,769
1,576	Montpelier Re Holdings Ltd.	25,074
372	MVC Capital, Inc.	5,606
343	Nara Bancorp, Inc.	3,759
58	NASB Financial, Inc.	1,247
190	National Financial Partners Corp.	4,516
333	National Health Investors, Inc. (REIT)	10,033
60	National Interstate Corp.	1,651
1,187	National Penn Bancshares, Inc.	19,004
1,096	National Retail Properties, Inc. (REIT)	22,687
35	National Western Life Insurance Co., Class A	6,235
163	Nationwide Health Properties, Inc. (REIT)	4,944
201	Navigators Group, Inc.*	11,001
494	NBT Bancorp, Inc.	9,470
248	Nelnet, Inc., Class A	2,703
906	NewAlliance Bancshares, Inc.	10,310
636	Newcastle Investment Corp. (REIT)	6,837
142	NewStar Financial, Inc.*	841
267	NGP Capital Resources Co.	4,355
281	Northfield Bancorp, Inc.*	2,877
940	NorthStar Realty Finance Corp. (REIT)	8,357
281	Northwest Bancorp, Inc.	7,421
378	NRDC Acquisition Corp.*	3,497
376	NTR Acquisition Co.*	3,602
89	NYMAGIC, Inc.	2,148
544	Ocwen Financial Corp.*	3,264
434	Odyssey Re Holdings Corp.	15,702
1,018	Old National Bancorp/IN	15,799
186	Old Second Bancorp, Inc.	4,791
194	Omega Financial Corp.	5,337
317	Oriental Financial Group	6,600
103	Oritani Financial Corp.*	1,139
720	Pacific Capital Bancorp	15,084
185	Park National Corp.	11,192
243	Parkway Properties, Inc. (REIT)	8,687
316	Patriot Capital Funding, Inc.	3,305
85	PennantPark Investment Corp.	790
492	Pennsylvania Real Estate Investment Trust (REIT)	12,167
13	Penson Worldwide, Inc.*	133
161	Peoples Bancorp, Inc./OH	3,497
347	PFF Bancorp, Inc.	2,939
1,748	Phoenix Cos., Inc. (The)	19,892
234	Pico Holdings, Inc.*	7,998
153	Pinnacle Financial Partners, Inc.*	3,510
268	Piper Jaffray Cos.*	10,380
824	Platinum Underwriters Holdings Ltd.	28,428
500	PMA Capital Corp., Class A*	4,100
556	Post Properties, Inc. (REIT)	23,385
598	Potlatch Corp. (REIT)	24,679
121	Preferred Bank/California	2,217
331	Presidential Life Corp.	5,548

See accompanying notes to schedules of portfolio investments.

556	Primus Guaranty Ltd.*	2,324
106	PrivateBancorp, Inc.	3,190
511	ProAssurance Corp.*	27,170
360	Prospect Capital Corp.	5,418
544	Prosperity Bancshares, Inc.	14,362
494	Provident Bankshares Corp.	6,289
947	Provident Financial Services, Inc.	11,355
615	Provident New York Bancorp	8,063
66	Pzena Investment Management, Inc., Class A	718
27	QC Holdings, Inc.	222
154	Quadra Realty Trust, Inc. (REIT)	1,671
970	RAIT Financial Trust (REIT)	7,421
279	RAM Holdings Ltd.*	466
102	Ramco-Gershenson Properties (REIT)	2,266
1,548	Realty Income Corp. (REIT)	35,619
381	Redwood Trust, Inc. (REIT)	12,733
324	Renasant Corp.	6,823
145	Republic Bancorp, Inc.,/Kentucky, Class A	2,372
202	Resource America, Inc., Class A	2,414
337	Resource Capital Corp. (REIT)	2,770
298	RLI Corp.	15,565
136	Rockville Financial, Inc.	1,544
155	Roma Financial Corp.	2,069
83	Royal Bancshares of Pennsylvania	1,108
380	S & T Bancorp, Inc.	10,773
249	Safety Insurance Group, Inc.	9,235
285	Sanders Morris Harris Group, Inc.	2,545
241	Sandy Spring Bancorp, Inc.	6,558
67	Santander BanCorp.	778
156	SCBT Financial Corp.	4,666
1,042	Scottish Re Group Ltd.*	500
319	SeaBright Insurance Holdings, Inc.*	4,753
227	Seacoast Banking Corp. of Florida	2,270
251	Security Bank Corp./Georgia	1,702
365	Security Capital Assurance Ltd.	555
840	Selective Insurance Group	19,958
1,454	Senior Housing Properties Trust (REIT)	30,927
23	Signature Bank/New York*	610
216	Simmons First National Corp., Class A	5,519
1,136	South Financial Group, Inc. (The)	16,392
158	Southside Bancshares, Inc.	3,282
219	Southwest Bancorp, Inc./OK	3,546
332	Sovran Self Storage, Inc. (REIT)	12,799
221	State Auto Financial Corp.	5,998
286	Sterling Bancorp/NY	4,027
1,140	Sterling Bancshares, Inc./TX	10,613
404	Sterling Financial Corp./PA	6,759
785	Sterling Financial Corp./WA	11,689
263	Stewart Information Services Corp.	7,830
1,139	Strategic Hotels & Resorts, Inc. (REIT)	16,219
76	Stratus Properties, Inc.*	2,228
26	Suffolk Bancorp	777
241	Sun Bancorp, Inc./NJ*	3,075
957	Sunstone Hotel Investors, Inc. (REIT)	14,987
300	Superior Bancorp*	1,566
1,304	Susquehanna Bancshares, Inc.	25,937
426	SVB Financial Group*	19,298
300	SWS Group, Inc.	3,417
179	SY Bancorp, Inc.	3,933
84	Taylor Capital Group, Inc.	1,369
315	Texas Capital Bancshares, Inc.*	4,712
330	Thomas Weisel Partners Group, Inc.*	2,904
327	TICC Capital Corp.	3,662
277	TierOne Corp.	4,072
101	Tompkins Financial Corp.	4,449
175	Triad Guaranty, Inc.*	1,029
215	Trico Bancshares	3,627
439	Triplecrown Acquisition Corp.*	3,999
750	Trustmark Corp.	14,820
710	U-Store-It Trust (REIT)	7,121
1,531	UCBH Holdings, Inc.	17,285
474	UMB Financial Corp.	18,145
938	Umpqua Holdings Corp.	13,291
205	Union Bankshares Corp./VA	3,585

See accompanying notes to schedules of portfolio investments.

355	United America Indemnity Ltd., Class A*	6,660
551	United Bankshares, Inc.	14,475
637	United Community Banks, Inc./GA	9,071
411	United Community Financial Corp./OH	2,281
336	United Fire & Casualty Co.	11,542
121	Universal Health Realty Income Trust (REIT)	4,074
199	Univest Corp. of Pennsylvania	4,074
324	Urstadt Biddle Properties, Inc., Class A (REIT)	4,760
216	Validus Holdings Ltd.	5,365
178	ViewPoint Financial Group	2,763
37	Virginia Commerce Bancorp*	373
1,748	W Holding Co., Inc.	2,290
211	Waddell & Reed Financial, Inc.	6,613
175	Washington Trust Bancorp, Inc.	4,046
138	Wauwatosa Holdings, Inc.*	1,623
386	WesBanco, Inc.	8,990
240	West Coast Bancorp/OR	3,600
339	Westamerica Bancorporation	16,045
110	Western Alliance Bancorp*	1,318
158	Westfield Financial, Inc.	1,583
233	Wilshire Bancorp, Inc.	1,650
775	Winthrop Realty Trust (REIT)	3,860
370	Wintrust Financial Corp.	12,487
183	WP Stewart & Co., Ltd.	366
96	WSFS Financial Corp.	4,546
568	Zenith National Insurance Corp.	19,357
		2,711,771
	Health Care — 5.5%
224	Albany Molecular Research, Inc.*	2,493
158	Alliance Imaging, Inc.*	1,552
664	Alpharma, Inc., Class A*	16,720
23	Amedisys, Inc.*	984
12	American Dental Partners, Inc.*	115
808	AMERIGROUP Corp.*	29,088
11	Amicus Therapeutics, Inc.*	108
468	Amsurg Corp.*	11,274
203	Analogic Corp.	11,877
177	Angiodynamics, Inc.*	2,935
73	Animal Health International, Inc.*	769
1,208	Applera Corp.- Celera Group*	16,743
394	Apria Healthcare Group, Inc.*	8,554
1,106	Arena Pharmaceuticals, Inc.*	7,499
444	Ariad Pharmaceuticals, Inc.*	1,487
657	Assisted Living Concepts, Inc., Class A*	3,955
34	athenahealth, Inc.*	1,106
139	Bentley Pharmaceuticals, Inc.*	2,061
15	BioForm Medical, Inc.*	85
113	Bionovo, Inc.*	137
286	Bio-Rad Laboratories, Inc., Class A*	27,010
439	Cambrex Corp.	3,832
176	Cantel Medical Corp.*	1,939
263	Capital Senior Living Corp.*	1,983
203	Centene Corp.*	3,638
26	Chemed Corp.	1,240
42	Computer Programs & Systems, Inc.	935
433	Conmed Corp.*	11,674
452	Cross Country Healthcare, Inc.*	4,909
145	Cytokinetics, Inc.*	489
197	Datascope Corp.	6,856
91	Emergent Biosolutions, Inc.*	680
87	Emeritus Corp.*	1,926
33	Ensign Group, Inc. (The)	286
95	Enzon Pharmaceuticals, Inc.*	816
16	Genoptix, Inc.*	411
292	Gentiva Health Services, Inc.*	6,295
43	Greatbatch, Inc.*	919
30	Haemonetics Corp.*	1,743
28	Hansen Medical, Inc.*	526
1,206	Healthsouth Corp.*	19,392
275	Healthspring, Inc.*	4,826
65	ICU Medical, Inc.*	1,745
125	Immunomedics, Inc.*	309
519	Incyte Corp.*	5,143
84	Indevus Pharmaceuticals, Inc.*	417
23	Insulet Corp.*	394

See accompanying notes to schedules of portfolio investments.

65	InterMune, Inc.*	915
441	Invacare Corp.	11,007
697	Inverness Medical Innovations, Inc.*	20,317
647	Isis Pharmaceuticals, Inc.*	9,317
8	Jazz Pharmaceuticals, Inc.*	96
47	Kensey Nash Corp.*	1,276
440	Kindred Healthcare, Inc.*	9,280
66	Landauer, Inc.	3,155
504	Magellan Health Services, Inc.*	21,838
809	MannKind Corp.*	5,720
8	MAP Pharmaceuticals, Inc.*	104
494	Martek Biosciences Corp.*	14,158
26	Masimo Corp.*	834
64	Matria Healthcare, Inc.*	1,608
374	Maxygen, Inc.*	2,401
107	Medcath Corp.*	2,231
34	Medical Action Industries, Inc.*	640
362	Merit Medical Systems, Inc.*	5,738
7	Molecular Insight Pharmaceuticals, Inc.*	50
209	Molina Healthcare, Inc.*	6,615
204	Momenta Pharmaceuticals, Inc.*	2,073
535	Nabi Biopharmaceuticals*	2,070
16	Nanosphere, Inc.*	148
39	National Healthcare Corp.	1,820
275	Neurocrine Biosciences, Inc.*	1,378
480	Odyssey HealthCare, Inc.*	4,195
20	Orexigen Therapeutics, Inc.*	259
105	Orthofix International N.V.*	4,205
510	Owens & Minor, Inc.	21,915
53	Par Pharmaceutical Cos., Inc.*	938
558	Perrigo Co.	18,648
148	PharmaNet Development Group, Inc.*	4,267
302	PharMerica Corp.*	4,445
43	Providence Service Corp. (The)*	1,212
268	RehabCare Group, Inc.*	5,360
373	Res-Care, Inc.*	8,034
74	Rigel Pharmaceuticals, Inc.*	1,467
79	Salix Pharmaceuticals Ltd.*	533
84	Sciele Pharma, Inc.*	1,739
8	Sirtris Pharmaceuticals, Inc.*	95
160	Skilled Healthcare Group, Inc.*	2,016
539	STERIS Corp.	13,270
9	Sucampo Pharmaceuticals, Inc., Class A*	97
101	Sunrise Senior Living, Inc.*	2,765
492	Symmetry Medical, Inc.*	8,758
56	Telik, Inc.*	141
22	TomoTherapy, Inc.*	290
19	Trans1, Inc.*	251
574	Universal American Corp.*	9,861
196	Varian, Inc.*	10,613
123	Viropharma, Inc.*	1,127
22	Virtual Radiologic Corp.*	382
14	Vital Images, Inc.*	222
15	Vital Signs, Inc.	763
29	Wright Medical Group, Inc.*	763
284	XOMA Ltd.*	721
77	Zoll Medical Corp.*	1,916
		485,932
	Industrials — 11.9%
38	AAR Corp.*	984
614	ABM Industries, Inc.	12,194
899	ABX Holdings, Inc.*	2,751
610	ACCO Brands Corp.*	8,461
361	Accuride Corp.*	2,606
104	Actuant Corp., Class A	2,796
181	Acuity Brands, Inc.	8,038
148	Aecom Technology Corp.*	3,836
583	Alaska Air Group, Inc.*	14,225
449	Albany International Corp.	15,414
153	Amerco, Inc.*	7,973
18	American Ecology Corp.	448
167	American Woodmark Corp.	3,170
128	Ameron International Corp.	14,127
101	Ampco-Pittsburgh Corp.	3,824
15	Amrep Corp.	558

See accompanying notes to schedules of portfolio investments.

315	AO Smith Corp.	11,475
546	Applied Industrial Technologies, Inc.	15,091
122	Argon ST, Inc.*	1,983
345	Arkansas Best Corp.	9,215
204	Atlas Air Worldwide Holdings, Inc.*	10,322
34	Badger Meter, Inc.	1,298
64	Barnes Group, Inc.	1,455
37	Barrett Business Services, Inc.	599
62	Beacon Roofing Supply, Inc.*	531
583	Blount International, Inc.*	6,955
176	BlueLinx Holdings, Inc.	957
423	Bowne & Co., Inc.	5,613
772	Brady Corp., Class A	23,608
758	Briggs & Stratton Corp.	13,545
217	Builders FirstSource, Inc.*	1,439
146	Cascade Corp.	6,541
348	Casella Waste Systems, Inc.*	3,442
523	CBIZ, Inc.*	4,655
156	CDI Corp.	3,549
122	Ceradyne, Inc.*	3,795
74	Chart Industries, Inc.*	2,539
45	China Architectural Engineering, Inc.*	263
251	CIRCOR International, Inc.	11,433
395	Clarcor, Inc.	14,141
128	Columbus McKinnon Corp.*	3,666
559	Comfort Systems USA, Inc.	6,652
328	Commercial Vehicle Group, Inc.*	3,070
19	Compx International, Inc.	158
20	Consolidated Graphics, Inc.*	1,064
163	Cornell Cos., Inc.*	3,392
43	Courier Corp.	1,170
20	CRA International, Inc.*	760
86	Cubic Corp.	2,199
358	Curtiss-Wright Corp.	15,057
795	Deluxe Corp.	16,560
329	Dollar Thrifty Automotive Group*	4,724
80	Duff & Phelps Corp., Class A	1,224
332	DynCorp International, Inc., Class A*	5,518
523	Eagle Bulk Shipping, Inc.	13,927
265	Electro Rent Corp.	3,440
977	EMCOR Group, Inc.*	23,536
358	Encore Wire Corp.	5,997
218	EnergySolutions, Inc.	4,752
12	EnerNOC, Inc.*	177
328	EnerSys*	7,541
392	Ennis, Inc.	6,256
329	EnPro Industries, Inc.*	9,715
359	Esterline Technologies Corp.*	18,812
60	Exponent, Inc.*	1,746
762	ExpressJet Holdings, Inc.*	1,852
734	Federal Signal Corp.	8,859
41	First Advantage Corp., Class A*	815
103	Forward Air Corp.	3,023
176	FreightCar America, Inc.	7,054
306	G&K Services, Inc., Class A	11,708
160	Gehl Co.*	2,565
290	Genco Shipping & Trading Ltd.	16,898
225	Genesee & Wyoming, Inc.*	6,975
79	GeoEye, Inc.*	2,387
383	Gibraltar Industries, Inc.	4,186
1,598	GrafTech International Ltd.*	25,600
221	Granite Construction, Inc.	6,672
24	Great Lakes Dredge & Dock Corp.	147
245	Greenbrier Cos., Inc.	6,439
457	Griffon Corp.*	4,044
170	Hardinge, Inc.	2,110
595	Heartland Express, Inc.	8,318
16	Heidrick & Struggles International, Inc.	548
50	ICT Group, Inc.*	430
1,230	IKON Office Solutions, Inc.	8,758
418	Insituform Technologies, Inc.*	5,839
150	INSTEEL Industries, Inc.	1,616
105	Integrated Electrical Services, Inc.*	1,812
254	Interline Brands, Inc.*	4,514
2,358	JetBlue Airways Corp.*	12,851
201	Kadant, Inc.*	5,045
247	Kaman Corp.	5,928
77	Kaydon Corp.	3,289
280	Kelly Services, Inc., Class A	5,379

See accompanying notes to schedules of portfolio investments.

106	Kforce, Inc.*	906
196	Kimball International, Inc., Class B	2,048
134	Korn/Ferry International*	2,259
14	L.B. Foster Co., Class A*	593
137	Ladish Co., Inc.*	4,891
64	Lawson Products	1,626
215	LECG Corp.*	2,043
109	Lindsay Corp.	8,570
281	LSI Industries, Inc.	3,734
234	Marten Transport Ltd.*	3,391
113	Miller Industries, Inc.*	1,306
269	Mine Safety Appliances Co.	10,790
111	Mobile Mini, Inc.*	2,066
435	Moog, Inc., Class A*	17,852
107	MTC Technologies, Inc.*	2,536
568	Mueller Industries, Inc.	16,319
1,758	Mueller Water Products, Inc., Class A	14,169
13	Multi-Color Corp.	281
89	NACCO Industries, Inc., Class A	7,213
220	Navigant Consulting, Inc.*	3,588
264	NCI Building Systems, Inc.*	8,010
124	Nordson Corp.	6,372
137	Northwest Pipe Co.*	5,718
53	Nuco2, Inc.*	1,464
30	Old Dominion Freight Line, Inc.*	818
424	On Assignment, Inc.*	2,625
140	Orbital Sciences Corp.*	3,031
363	Pacer International, Inc.	5,579
123	Park-Ohio Holdings Corp.*	2,542
25	Patriot Transportation Holding, Inc.*	1,938
175	PeopleSupport, Inc.*	2,032
95	Perini Corp.*	3,561
113	PGT, Inc.*	384
820	PHH Corp.*	16,597
63	Pike Electric Corp.*	815
142	Polypore International, Inc.*	2,552
41	Powell Industries, Inc.*	1,563
1,076	Power-One, Inc.*	2,798
38	Preformed Line Products Co.	1,794
17	Protection One, Inc.*	149
490	Regal-Beloit Corp.	18,091
490	Republic Airways Holdings, Inc.*	9,579
431	Robbins & Myers, Inc.	14,676
144	RSC Holdings, Inc.*	1,623
509	Rush Enterprises, Inc., Class A*	7,543
181	Saia, Inc.*	2,615
201	Schawk, Inc.	3,166
261	School Specialty, Inc.*	7,966
298	Simpson Manufacturing Co., Inc.	7,140
933	Skywest, Inc.	20,638
432	Spherion Corp.*	2,799
64	Standard Parking Corp.*	1,300
212	Standard Register Co. (The)	1,813
190	Standex International Corp.	3,612
313	Superior Essex, Inc.*	8,883
224	TAL International Group, Inc.	4,675
74	TBS International Ltd., Class A*	2,549
237	Tecumseh Products Co., Class A*	5,020
82	Teledyne Technologies, Inc.*	3,641
125	Tennant Co.	4,510
359	Tetra Tech, Inc.*	6,774
24	Textainer Group Holdings Ltd.	354
457	Tredegar Corp.	7,225
161	Trex Co., Inc.*	1,256
216	Trimas Corp.*	1,670
197	Triumph Group, Inc.	11,148
333	UAP Holding Corp.	12,820
152	Ultrapetrol Bahamas Ltd.*	2,128
140	United Stationers, Inc.*	6,910
256	Universal Forest Products, Inc.	7,112
49	Universal Truckload Services, Inc.*	915
323	Viad Corp.	11,198
217	Volt Information Sciences, Inc.*	3,487
468	Wabash National Corp.	3,697
300	Waste Connections, Inc.*	9,108
298	Waste Services, Inc.*	2,411
25	Watsco, Inc.	950
497	Watson Wyatt Worldwide, Inc., Class A	26,366
481	Watts Water Technologies, Inc., Class A	13,333

See accompanying notes to schedules of portfolio investments.

713	Werner Enterprises, Inc.	12,684
160	Xerium Technologies, Inc.	802
		1,043,333
	Information Technology — 11.3%
5,962	3Com Corp.*	19,615
34	3PAR, Inc.*	279
399	Actel Corp.*	4,728
1,813	Adaptec, Inc.*	4,804
436	Adtran, Inc.	8,031
360	Agilysys, Inc.	4,561
57	Airvana, Inc.*	271
213	Anaren, Inc.*	2,692
80	Anixter International, Inc.*	5,231
615	Applied Micro Circuits Corp.*	4,569
1,300	Ariba, Inc.*	11,596
115	Arris Group, Inc.*	661
51	Aruba Networks, Inc.*	286
485	AsiaInfo Holdings, Inc.*	5,388
77	Asyst Technologies, Inc.*	271
72	ATMI, Inc.*	1,968
41	AuthenTec, Inc.*	416
633	Avid Technology, Inc.*	15,426
700	Avocent Corp.*	11,711
1,557	Axcelis Technologies, Inc.*	8,953
3,088	BearingPoint, Inc.*	5,003
182	Bel Fuse, Inc., Class B	4,963
897	Benchmark Electronics, Inc.*	15,070
266	Black Box Corp.	8,246
106	Blackbaud, Inc.	2,771
27	BladeLogic, Inc.*	516
1,114	Borland Software Corp.*	2,172
332	Bottomline Technologies, Inc.*	4,263
81	Brightpoint, Inc.*	838
908	Brooks Automation, Inc.*	9,153
70	Cabot Microelectronics Corp.*	2,344
434	CACI International, Inc., Class A*	18,948
35	Cavium Networks, Inc.*	498
604	Checkpoint Systems, Inc.*	14,617
832	Ciber, Inc.*	3,827
594	Cirrus Logic, Inc.*	3,053
746	CMGI, Inc.*	8,572
142	Cognex Corp.	2,745
189	Cohu, Inc.	2,956
30	Compellent Technologies, Inc.*	252
27	comScore, Inc.*	557
27	Comverge, Inc.*	380
5,523	Conexant Systems, Inc.*	2,927
33	Constant Contact, Inc.*	587
234	Cray, Inc.*	1,102
1,550	Credence Systems Corp.*	2,201
300	CSG Systems International, Inc.*	3,405
550	CTS Corp.	5,335
107	Cymer, Inc.*	3,031
80	Data Domain, Inc.*	1,699
41	Deltek Inc.*	527
96	Dice Holdings, Inc.*	698
331	Digi International, Inc.*	3,485
245	Ditech Networks, Inc.*	669
470	DSP Group, Inc.*	5,452
325	Dycom Industries, Inc.*	3,718
13	Eagle Test Systems, Inc.*	136
1,694	Earthlink, Inc.*	12,248
448	Electro Scientific Industries, Inc.*	7,253
870	Electronics for Imaging*	13,102
116	EMS Technologies, Inc.*	3,340
531	Emulex Corp.*	7,901
1,527	Entegris, Inc.*	10,765
298	eSpeed, Inc., Class A*	3,460
333	Exar Corp.*	2,617
136	Excel Technology, Inc.*	3,506
69	ExlService Holdings, Inc.*	1,472
1,713	Extreme Networks*	5,156
13	Forrester Research, Inc.*	346
290	Foundry Networks, Inc.*	3,442
354	Gerber Scientific, Inc.*	3,080
229	Gevity HR, Inc.	1,598
37	Global Cash Access Holdings, Inc.*	195
104	HSW International, Inc.*	419
399	Hutchinson Technology, Inc.*	6,703

See accompanying notes to schedules of portfolio investments.

347	Hypercom Corp.*	1,287
237	i2 Technologies, Inc.*	3,081
28	ICx Technologies, Inc.*	213
539	Imation Corp.	12,154
462	Immersion Corp.*	3,895
104	Infinera Corp.*	1,215
228	Information Services Group, Inc.*	1,220
246	Infospace, Inc.	2,507
330	infoUSA, Inc.	2,511
741	Insight Enterprises, Inc.*	12,990
41	Integral Systems, Inc.	998
28	Internet Brands, Inc., Class A*	223
592	Internet Capital Group, Inc.*	5,150
124	Interwoven, Inc.*	1,680
364	Ipass, Inc.*	1,012
203	Ixia*	1,525
155	IXYS Corp.*	1,093
272	JDA Software Group, Inc.*	4,643
1,286	Kemet Corp.*	6,379
240	Keynote Systems, Inc.*	2,602
74	Kulicke & Soffa Industries, Inc.*	381
423	L-1 Identity Solutions, Inc.*	5,059
1,758	Lattice Semiconductor Corp.*	4,536
1,890	Lawson Software, Inc.*	14,742
85	Limelight Networks, Inc.*	398
138	Lionbridge Technologies*	490
235	Littelfuse, Inc.*	7,325
176	Loral Space & Communications, Inc.*	4,270
70	Manhattan Associates, Inc.*	1,544
247	Mantech International Corp., Class A*	10,888
94	Marchex, Inc., Class B	830
107	MasTec, Inc.*	932
110	Mattson Technology, Inc.*	653
259	MAXIMUS, Inc.	9,407
132	Measurement Specialties, Inc.*	2,340
535	Mentor Graphics Corp.*	4,869
74	Mercadolibre, Inc.*	2,675
340	Mercury Computer Systems, Inc.*	2,179
560	Methode Electronics, Inc.	5,964
20	MicroStrategy, Inc.*	1,330
732	MKS Instruments, Inc.*	14,706
51	Monotype Imaging Holdings, Inc.*	695
1,417	MPS Group, Inc.*	16,154
2,424	MRV Communications, Inc.*	3,878
672	MSC.Software Corp.*	8,514
105	MTS Systems Corp.	3,275
70	Multi-Fineline Electronix, Inc.*	1,489
333	Ness Technologies, Inc.*	3,104
47	Netezza Corp.*	465
59	Neutral Tandem, Inc.*	1,215
536	Newport Corp.*	5,633
455	Nextwave Wireless, Inc.*	2,452
617	Omnivision Technologies, Inc.*	9,786
537	OpenTV Corp., Class A*	720
1,268	Openwave Systems, Inc.	2,612
181	Oplink Communications, Inc.*	2,250
124	Optium Corp.*	851
124	OSI Systems, Inc.*	2,623
90	Packeteer, Inc.*	402
1,585	Palm, Inc.	10,255
955	Parametric Technology Corp.*	14,621
309	Park Electrochemical Corp.	7,277
111	PC Connection, Inc.*	1,102
168	PDF Solutions, Inc.*	958
185	Pegasystems, Inc.	1,739
278	Pericom Semiconductor Corp.*	3,706
1,337	Perot Systems Corp., Class A*	18,437
640	Photronics, Inc.*	6,445
736	Plantronics, Inc.	13,881
280	Plexus Corp.*	6,936
232	PMC - Sierra, Inc.*	1,111
1,996	Powerwave Technologies, Inc.*	5,709
36	PROS Holdings, Inc.*	465
70	QAD, Inc.	612
3,003	Quantum Corp.*	7,507
126	Quest Software, Inc.*	1,793
396	Rackable Systems, Inc.*	3,659
271	Radisys Corp.*	2,577
1,473	RealNetworks, Inc.*	8,617

See accompanying notes to schedules of portfolio investments.

1,576	RF Micro Devices, Inc.*	4,964
28	Rimage Corp.*	645
50	Rofin-Sinar Technologies, Inc.*	1,969
271	Rogers Corp.*	8,585
34	Rubicon Technology, Inc.*	1,000
217	Rudolph Technologies, Inc.*	1,890
791	S1 Corp.*	5,600
1,853	Safeguard Scientifics, Inc.*	2,854
2,556	SAIC, Inc.*	48,717
126	SAVVIS, Inc.*	2,448
41	Scansource, Inc.*	1,393
264	Seachange International, Inc.*	1,558
662	Secure Computing Corp.*	5,375
277	Semitool, Inc.*	2,177
183	Semtech Corp.*	2,331
56	ShoreTel, Inc.*	298
201	SI International, Inc.*	5,001
94	Silicon Graphics, Inc.*	1,482
125	Silicon Image, Inc.*	573
1,391	Silicon Storage Technology, Inc.*	3,937
2,119	Skyworks Solutions, Inc.*	17,503
121	Solera Holdings, Inc.*	2,871
252	Sonic Solutions, Inc.*	2,276
736	SonicWALL, Inc.*	6,131
1,378	Spansion, Inc., Class A*	3,790
270	SRA International, Inc., Class A*	6,480
231	Standard Microsystems Corp.*	6,549
79	Starent Networks Corp.*	1,243
334	STEC, Inc.*	2,432
50	SuccessFactors, Inc.*	416
1,252	Sybase, Inc.*	33,328
1,745	Sycamore Networks, Inc.*	6,090
353	Symmetricom, Inc.*	1,207
250	SYNNEX Corp.*	5,203
132	Take-Two Interactive Software, Inc.*	3,498
392	Technitrol, Inc.	8,628
35	TechTarget, Inc.*	407
933	Tekelec*	11,112
2,919	TIBCO Software, Inc.*	20,579
371	TNS, Inc.	6,622
2,131	TriQuint Semiconductor, Inc.*	10,058
569	TTM Technologies, Inc.*	6,270
257	Ultra Clean Holdings*	2,467
169	Ultratech, Inc.*	1,627
737	United Online, Inc.	7,355
151	Universal Display Corp.*	2,573
880	Utstarcom, Inc.*	2,482
412	Veeco Instruments, Inc.*	6,386
188	Vignette Corp.*	2,378
20	Virtusa Corp.*	219
51	Wright Express Corp.*	1,476
330	X-Rite, Inc.*	2,703
512	Zoran Corp.*	7,030
232	Zygo Corp.*	2,956
		995,339
	Materials — 7.5%
827	AbitibiBowater, Inc.	8,559
140	AM Castle & Co.	3,112
274	AMCOL International Corp.	7,897
977	Aptargroup, Inc.	36,618
372	Arch Chemicals, Inc.	12,987
378	Boise, Inc.*	3,081
582	Buckeye Technologies, Inc.*	6,291
616	Calgon Carbon Corp.*	10,065
203	Century Aluminum Co.*	13,424
764	CF Industries Holdings, Inc.	93,269
305	Chesapeake Corp.	1,068
3,409	Coeur d’Alene Mines Corp.*	16,431
493	Compass Minerals International, Inc.	28,062
185	Esmark, Inc.*	2,146
665	Ferro Corp.	10,706
527	Georgia Gulf Corp.	3,194
690	Glatfelter	9,087
881	HB Fuller Co.	20,043
604	Headwaters, Inc.*	7,405
941	Hercules, Inc.	17,239
41	Horsehead Holding Corp.*	644
163	Innophos Holdings, Inc.	2,155
368	Innospec, Inc.	6,896

See accompanying notes to schedules of portfolio investments.

122	Koppers Holdings, Inc.	5,096
488	Mercer International, Inc.*	3,543
361	Metal Management, Inc.	21,902
292	Minerals Technologies, Inc.	17,602
71	Neenah Paper, Inc.	1,850
174	NewMarket Corp.	11,649
109	NL Industries, Inc.	1,184
1,130	Olin Corp.	21,719
134	Olympic Steel, Inc.	5,534
457	OM Group, Inc.*	27,662
1,425	PolyOne Corp.*	9,262
568	Quanex Corp.	29,224
510	Rock-Tenn Co., Class A	13,683
537	Rockwood Holdings, Inc.*	16,481
247	Royal Gold, Inc.	7,783
335	Schnitzer Steel Industries, Inc.	21,932
413	Schulman A, Inc.	8,442
241	Schweitzer-Mauduit International, Inc.	5,536
720	Sensient Technologies Corp.	19,397
175	Silgan Holdings, Inc.	8,179
461	Spartech Corp.	6,532
95	Stepan Co.	3,240
602	Stillwater Mining Co.*	12,359
232	Symyx Technologies*	1,520
247	Texas Industries, Inc.	14,227
635	Tronox, Inc., Class B	2,800
322	U.S. Concrete, Inc.*	1,285
47	Universal Stainless & Alloy*	1,428
681	Wausau Paper Corp.	5,339
1,058	Worthington Industries, Inc.	18,610
665	WR Grace & Co.*	14,118
96	Zep, Inc.	1,507
		661,004
	Telecommunication Services — 1.2%
654	Alaska Communications Systems Group, Inc.	7,410
144	Atlantic Tele-Network, Inc.	4,428
3,794	Cincinnati Bell, Inc.*	14,721
138	Consolidated Communications Holdings, Inc.	1,989
476	Fairpoint Communications, Inc.	4,684
1,577	FiberTower Corp.*	2,365
714	General Communication, Inc., Class A*	4,134
315	Global Crossing Ltd.*	6,083
32	Hungarian Telephone & Cable Corp.*	512
908	ICO Global Communications Holdings Ltd.*	2,197
700	IDT Corp., Class B	4,102
486	Iowa Telecommunications Services, Inc.	7,693
68	iPCS, Inc.	1,290
658	PAETEC Holding Corp.*	5,080
834	Premiere Global Services, Inc.*	11,784
108	Rural Cellular Corp., Class A*	4,755
327	Shenandoah Telecom Co.	4,869
222	SureWest Communications	2,791
418	Syniverse Holdings, Inc.*	7,085
166	Time Warner Telecom, Inc., Class A*	2,646
354	USA Mobility, Inc.*	3,717
243	Virgin Mobile USA, Inc., Class A*	1,232
522	Vonage Holdings Corp.*	966
		106,533
	Utilities — 5.2%
393	Allete, Inc.	14,164
261	American States Water Co.	8,496
5,740	Aquila, Inc.*	18,712
808	Avista Corp.	14,738
577	Black Hills Corp.	20,634
300	California Water Service Group	11,286
156	Central Vermont Public Service Corp.	3,736
241	CH Energy Group, Inc.	8,623
914	Cleco Corp.	20,940
701	El Paso Electric Co.*	14,342
514	Empire District Electric Co. (The)	10,542
79	EnergySouth, Inc.	4,010
674	IDACORP, Inc.	20,085
331	Laclede Group, Inc. (The)	11,304
325	MGE Energy, Inc.	10,257
429	New Jersey Resources Corp.	19,738
690	Nicor, Inc.	23,529
413	Northwest Natural Gas Co.	17,363
550	NorthWestern Corp.	14,184
455	Otter Tail Corp.	14,765

See accompanying notes to schedules of portfolio investments.

1,143	Piedmont Natural Gas Co.	28,118
1,175	PNM Resources, Inc.	13,912
467	Portland General Electric Co.	10,895
220	SJW Corp.	6,648
451	South Jersey Industries, Inc.	15,411
646	Southwest Gas Corp.	16,531
369	Southwest Water Co.	4,048
385	UIL Holdings Corp.	11,315
540	Unisource Energy Corp.	12,771
1,531	Westar Energy, Inc.	34,800
754	WGL Holdings, Inc.	23,517
		459,414
	Total Common Stock
	(Cost $9,797,914)	8,293,903

Principal Amount
	Repurchase Agreements — 9.2%
$22,196	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $22,201 (b)	22,196

104,636	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $104,663 (c)	104,636

95,123	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $95,148 (d)	95,123

366,138	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $366,232 (e)	366,138

221,955	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $222,012 (f)	221,955

	Total Repurchase Agreements
	(Cost $810,048)	810,048

	Total Investments
	(Cost $10,607,962) — 103.5%	9,103,951
	Liabilities in excess of other assets — (3.5%)	(307,338)
	Net Assets — 100.0%	$8,796,613

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $22,639. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $106,729.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $97,026. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $373,462. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $226,394. The investment in the repurchase agreement

See accompanying notes to schedules of portfolio investments.

was through participation in a pooled account.
REIT	Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,457
Aggregate gross unrealized depreciation	(2,267,137)
Net unrealized depreciation	$(2,001,680)

Federal income tax cost of investments	$11,105,631

Swap Agreements

Ultra Russell2000 Value had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index	03/06/08	$9,458,132	$(185,097)

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.1%
	Consumer Discretionary — 14.3%
279	1-800-FLOWERS.COM, Inc., Class A*	$2,243
301	99 Cents Only Stores*	2,796
197	A.C. Moore Arts & Crafts, Inc.*	1,688
324	Aaron Rents, Inc.	6,357
771	Aeropostale, Inc.*	20,709
191	AFC Enterprises*	1,442
181	Ambassadors Group, Inc.	3,247
38	Ambassadors International, Inc.	423
53	American Public Education, Inc.*	1,766
249	Amerigon, Inc.*	4,522
125	Ameristar Casinos, Inc.	2,424
325	Arbitron, Inc.	13,624
614	Bally Technologies, Inc.*	23,277
292	Bebe Stores, Inc.	3,565
127	Benihana, Inc., Class A*	1,360
261	Big 5 Sporting Goods Corp.	2,414
196	BJ’s Restaurants, Inc.*	2,658
155	Blue Nile, Inc.*	6,845
37	Blyth, Inc.	734
37	Bon-Ton Stores, Inc. (The)	212
301	Bright Horizons Family Solutions, Inc.*	13,539
236	Brown Shoe Co., Inc.	3,464
162	Buckle, Inc. (The)	7,355
177	Buffalo Wild Wings, Inc.*	4,101
181	Build-A-Bear Workshop, Inc. Class A*	2,103
59	Cabela’s, Inc.*	799
84	Cache, Inc.*	837
335	California Pizza Kitchen, Inc.*	4,670
124	Capella Education Co.*	6,536
115	Carrols Restaurant Group, Inc.*	951
673	Carter’s, Inc.*	10,384
381	Casual Male Retail Group, Inc.*	1,471
88	Cato Corp. (The), Class A	1,378
171	CBRL Group, Inc.	6,228
137	CEC Entertainment, Inc.*	3,676
746	Champion Enterprises, Inc.*	6,624
292	Charlotte Russe Holding, Inc.*	5,685
63	Cherokee, Inc.	2,133
259	Childrens Place Retail Stores, Inc. (The)*	5,532
378	Chipotle Mexican Grill, Inc., Class B*	32,478
417	Christopher & Banks Corp.	4,504
148	Cinemark Holdings, Inc.	2,137
768	Citadel Broadcasting Corp.	806
160	Citi Trends, Inc.*	2,322
659	CKE Restaurants, Inc.	7,302
400	CKX, Inc.*	3,568
90	Coinstar, Inc.*	2,624
336	Collective Brands, Inc.*	5,299
36	Columbia Sportswear Co.	1,488
9	Conn’s, Inc.*	115
998	Corinthian Colleges, Inc.*	7,934
60	CPI Corp.	995
102	Crown Media Holdings, Inc., Class A*	565
30	CSK Auto Corp.*	272
152	Cumulus Media, Inc., Class A*	836
147	Deckers Outdoor Corp.*	16,264
1,079	Denny’s Corp.*	3,366
691	DeVry, Inc.	30,363
70	Dolan Media Co.*	1,562
180	Dover Downs Gaming & Entertainment, Inc.	1,642
418	Dress Barn, Inc.*	5,509
209	Drew Industries, Inc.*	5,635
187	DSW, Inc., Class A*	3,405
365	Entravision Communications Corp., Class A*	2,117
25	Ethan Allen Interiors, Inc.	681
76	FGX International Holdings Ltd.*	884
738	Fleetwood Enterprises, Inc.*	3,144
503	Fossil, Inc.*	16,187
140	G-lII Apparel Group Ltd.*	1,833
151	Gaiam, Inc., Class A*	3,213
32	Gander Mountain Co.*	181
204	Gaylord Entertainment Co.*	6,138
2,640	Gemstar-TV Guide International, Inc.*	12,514
218	Genesco, Inc.*	6,529
199	Global Sources Ltd.*	2,428

See accompanying notes to schedules of portfolio investments.

230	GSI Commerce, Inc.*	3,328
330	Gymboree Corp.*	13,065
335	Harris Interactive, Inc.*	908
1,152	Hayes Lemmerz International, Inc.*	3,663
74	Heelys, Inc.*	362
30	hhgregg, Inc.*	346
364	Hibbett Sports, Inc.*	5,751
258	HOT Topic, Inc.*	1,184
584	Iconix Brand Group, Inc.*	12,136
87	Ihop Corp.	3,983
147	Interactive Data Corp.	4,301
461	INVESTools, Inc.*	5,334
177	iRobot Corp.*	3,243
19	Isle of Capri Casinos, Inc.*	172
449	J. Crew Group, Inc.*	17,982
373	Jack in the Box, Inc.*	9,799
286	Jackson Hewitt Tax Service, Inc.	5,986
27	Jo-Ann Stores, Inc.*	446
208	JOS. A. Bank Clothiers, Inc.*	4,738
97	K-Swiss, Inc., Class A	1,407
154	Knology, Inc.*	1,882
745	Krispy Kreme Doughnuts, Inc.*	1,989
105	Lakes Entertainment, Inc.*	617
294	Lear Corp.*	8,109
11	Libbey, Inc.	171
386	Life Time Fitness, Inc.*	11,217
24	Lifetime Brands, Inc.	248
39	Lincoln Educational Services Corp.*	468
63	Live Nation, Inc.*	748
1,297	LKQ Corp.*	27,548
186	LodgeNet Entertainment Corp.*	1,732
82	Lululemon Athletica, Inc.*	2,206
162	Maidenform Brands, Inc.*	2,004
87	Marcus Corp.	1,387
21	Marine Products Corp.	154
306	Martha Stewart Living Omnimedia, Class A*	2,154
383	Marvel Entertainment, Inc.*	9,632
364	Matthews International Corp., Class A	16,329
158	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,713
625	Men’s Wearhouse, Inc.	14,400
170	Midas, Inc.*	2,572
138	Monarch Casino & Resort, Inc.*	2,294
162	Monro Muffler, Inc.	2,713
254	Morgans Hotel Group Co.*	3,896
142	Morningstar, Inc.*	9,257
50	Morton’s Restaurant Group, Inc.*	388
236	MTR Gaming Group, Inc.*	1,331
484	National CineMedia, Inc.	10,430
136	Nautilus, Inc.	570
541	NetFlix, Inc.*	17,085
251	New York & Co., Inc.*	1,456
527	NexCen Brands, Inc.*	2,076
35	Nexstar Broadcasting Group, Inc., Class A*	259
135	Noble International Ltd.	1,473
241	Orbitz Worldwide, Inc.*	1,521
190	Overstock.com, Inc.*	1,947
659	Pacific Sunwear of California*	7,354
153	Papa John’s International, Inc.*	4,001
157	Peet’s Coffee & Tea, Inc.*	3,675
82	PEP Boys-Manny Moe & Jack	938
246	PetMed Express, Inc.*	2,817
279	PF Chang’s China Bistro, Inc.*	7,960
370	Pinnacle Entertainment, Inc.*	5,794
347	Polaris Industries, Inc.	13,248
97	Pre-Paid Legal Services, Inc.*	4,622
337	Premier Exhibitions, Inc.*	1,611
437	priceline.com, Inc.*	49,827
441	Quiksilver, Inc.*	3,969
358	Raser Technologies, Inc.*	3,132
192	Red Robin Gourmet Burgers, Inc.*	6,399
319	Retail Ventures, Inc.*	2,147
64	Riviera Holdings Corp.*	1,460
504	Ruby Tuesday, Inc.	3,583
219	Ruth’s Chris Steak House*	1,531
1,078	Sally Beauty Holdings, Inc.*	8,247
69	Sauer-Danfoss, Inc.	1,467
357	Sealy Corp.	3,252
539	Select Comfort Corp.*	2,307
30	Shoe Carnival, Inc.*	407
406	Shuffle Master, Inc.*	3,345
168	Shutterfly, Inc.*	2,569
268	Sinclair Broadcast Group, Inc., Class A	2,474
235	Skechers U.S.A., Inc., Class A*	5,003

See accompanying notes to schedules of portfolio investments.

342	Smith & Wesson Holding Corp.*	1,751
700	Sonic Corp.*	14,931
761	Sotheby’s	25,661
77	Source Interlink Cos., Inc.*	130
239	Spanish Broadcasting System, Inc., Class A*	359
371	Spartan Motors, Inc.	3,016
190	Stamps.com, Inc.*	1,682
45	Stein Mart, Inc.	266
140	Steiner Leisure Ltd.*	4,595
117	Steven Madden Ltd.*	1,970
167	Strayer Education, Inc.	26,002
261	Sturm Ruger & Co., Inc.*	2,062
412	Sun-Times Media Group, Inc.*	363
612	Syntax-Brillian Corp.*	435
72	Systemax, Inc.	780
866	Tempur-Pedic International, Inc.	15,086
121	Tenneco, Inc.*	3,055
607	Texas Roadhouse, Inc., Class A*	5,645
197	Timberland Co., Class A*	2,959
1,123	Tivo, Inc.*	9,748
174	Town Sports International Holdings, Inc.*	1,402
725	Triarc Cos., Inc., Class B	6,104
161	True Religion Apparel, Inc.*	3,289
351	Tupperware Brands Corp.	12,804
285	Tween Brands, Inc.*	8,436
54	Ulta Salon Cosmetics & Fragrance, Inc.*	757
285	Under Armour, Inc., Class A*	10,494
166	Universal Electronics, Inc.*	3,768
243	Universal Technical Institute, Inc.*	3,037
362	Vail Resorts, Inc.*	16,380
271	Valassis Communications, Inc.*	3,041
16	Value Line, Inc.	679
298	ValueVision Media, Inc., Class A*	1,567
768	Visteon Corp.*	2,688
169	Volcom, Inc.*	3,341
274	Warnaco Group, Inc. (The)*	10,291
727	Westwood One, Inc.	1,287
972	Wet Seal, Inc. (The), Class A*	2,780
315	Winnebago Industries	6,322
468	WMS Industries, Inc.*	17,770
338	Wolverine World Wide, Inc.	8,957
260	World Wrestling Entertainment, Inc., Class A	4,602
199	Zumiez, Inc.*	3,498
		1,055,651
	Consumer Staples — 2.4%
42	Alico, Inc.	1,716
1,102	Alliance One International, Inc.*	5,400
79	American Dairy, Inc.*	688
616	American Oriental Bioengineering, Inc.*	6,148
13	Arden Group, Inc.	1,729
89	Boston Beer Co., Inc., Class A*	3,174
10	Cal-Maine Foods, Inc.	345
347	Central European Distribution Corp.*	20,188
175	Chattem, Inc.*	13,633
69	Coca-Cola Bottling Co. Consolidated	3,774
932	Darling International, Inc.*	12,955
373	Flowers Foods, Inc.	8,452
110	Great Atlantic & Pacific Tea Co.*	2,979
198	Green Mountain Coffee Roasters, Inc.*	6,041
122	Ingles Markets, Inc., Class A	2,929
85	Inter Parfums, Inc.	1,380
109	J&J Snack Foods Corp.	2,687
298	Jones Soda Co.*	1,588
220	Lancaster Colony Corp.	8,169
100	Lance, Inc.	1,675
359	Longs Drug Stores Corp.	17,243
180	Mannatech, Inc.	1,400
19	Maui Land & Pineapple Co., Inc.*	497
9	MGP Ingredients, Inc.	58
70	Nash Finch Co.	2,455
118	National Beverage Corp.	864
385	Nu Skin Enterprises, Inc., Class A	6,376
106	Pantry, Inc. (The)*	2,550
49	Pricesmart, Inc.	1,189
76	Ralcorp Holdings, Inc.*	4,214
114	Reddy Ice Holdings, Inc.	2,687
119	Sanderson Farms, Inc.	4,148
89	Spartan Stores, Inc.	1,876
50	Synutra International, Inc.*	1,344
3	Tiens Biotech Group USA, Inc.*	6
96	Tootsie Roll Industries, Inc.	2,326
493	United Natural Foods, Inc.*	8,342
97	USANA Health Sciences, Inc.*	3,024

See accompanying notes to schedules of portfolio investments.

227	Vector Group Ltd.	4,172
80	WD-40 Co.	2,486
21	Winn-Dixie Stores, Inc.*	343
		173,250
	Energy — 7.7%
149	Alon USA Energy, Inc.	2,338
755	Alpha Natural Resources, Inc.*	30,608
105	APCO Argentina, Inc.	1,993
81	Approach Resources, Inc.*	1,132
351	Arena Resources, Inc.*	14,209
153	Arlington Tankers Ltd.	3,075
263	Atlas America, Inc.	15,904
293	ATP Oil & Gas Corp.*	10,328
316	Atwood Oceanics, Inc.*	29,416
214	Aventine Renewable Energy Holdings, Inc.*	1,376
344	Basic Energy Services, Inc.*	7,279
182	Berry Petroleum Co., Class A	7,482
281	Bill Barrett Corp.*	13,022
181	Bois d’Arc Energy, Inc.*	3,886
595	BPZ Resources, Inc.*	9,383
257	Cal Dive International, Inc.*	2,678
234	CARBO Ceramics, Inc.	8,644
307	Carrizo Oil & Gas, Inc.*	17,729
115	Clean Energy Fuels Corp.*	1,757
492	Complete Production Services, Inc.*	9,555
379	Comstock Resources, Inc.*	13,758
216	Concho Resources, Inc.*	5,033
151	Contango Oil & Gas Co.*	9,709
425	Crosstex Energy, Inc.	15,194
187	CVR Energy, Inc.*	5,255
81	Dawson Geophysical Co.*	5,336
76	Delek U.S. Holdings, Inc.	1,199
757	Delta Petroleum Corp.*	18,138
245	Double Hull Tankers, Inc.	2,756
307	Dril-Quip, Inc.*	14,362
193	ENGlobal Corp.*	1,783
342	Evergreen Energy, Inc.*	735
435	FX Energy, Inc.*	2,040
372	GeoGlobal Resources, Inc.*	1,235
79	Geokinetics, Inc.*	1,356
154	GMX Resources, Inc.*	4,464
89	Golar LNG Ltd.	1,699
220	Goodrich Petroleum Corp.*	5,309
168	Grey Wolf, Inc.*	1,042
112	Gulf Island Fabrication, Inc.	3,267
264	Gulfport Energy Corp.*	3,812
957	Hercules Offshore, Inc.*	24,250
789	International Coal Group, Inc.*	4,908
956	ION Geophysical Corp.*	12,705
186	Knightsbridge Tankers Ltd.	4,769
173	Lufkin Industries, Inc.	9,889
537	Mariner Energy, Inc.*	14,891
306	Matrix Service Co.*	6,224
242	McMoRan Exploration Co.*	4,066
212	NATCO Group, Inc.*	10,102
893	Newpark Resources*	3,956
361	Nova Biosource Fuels, Inc.*	729
46	OYO Geospace Corp.*	2,214
266	Pacific Ethanol, Inc.*	1,319
475	Parallel Petroleum Corp.*	8,778
1,026	Parker Drilling Co.*	6,802
214	Penn Virginia Corp.	9,108
1,142	PetroHawk Energy Corp.*	20,647
24	Petroleum Development Corp.*	1,674
478	Petroquest Energy, Inc.*	7,533
81	PHI, Inc. (Non-Voting)*	2,451
1,875	Rentech, Inc.*	2,363
54	Rex Energy Corp.*	848
316	Rosetta Resources, Inc.*	6,465
371	RPC, Inc.	4,886
363	Ship Finance International Ltd.	9,380
339	Sulphco, Inc.*	1,427
73	Superior Offshore International, Inc.*	285
133	Superior Well Services, Inc.*	3,438
66	T-3 Energy Services, Inc.*	3,258
388	TXCO Resources, Inc.*	5,401
283	Uranium Resources, Inc.*	2,683
99	US BioEnergy Corp.*	726
164	Venoco, Inc.*	2,142
401	VeraSun Energy Corp.*	3,625
469	Verenium Corp.*	1,402
636	Warren Resources, Inc.*	8,510
350	W-H Energy Services, Inc.*	22,005

See accompanying notes to schedules of portfolio investments.

427	Willbros Group, Inc.*	14,629
251	World Fuel Services Corp.	7,851
		567,615
	Financials — 7.6%
27	Abington Bancorp, Inc.	271
370	Acadia Realty Trust (REIT)	8,477
649	Advance America Cash Advance Centers, Inc.	4,822
206	Advanta Corp., Class B	1,590
23	Alexander’s, Inc. (REIT)*	6,956
184	Alexandria Real Estate Equities, Inc. (REIT)	16,891
193	Alternative Asset Management Acquisition Corp.*	1,776
224	Amtrust Financial Services, Inc.	3,741
169	Associated Estates Realty Corp. (REIT)	1,665
86	Asta Funding, Inc.	1,391
112	Bank of the Ozarks, Inc.	2,649
38	Beneficial Mutual Bancorp, Inc.*	348
34	BlackRock Kelso Capital Corp.	427
16	Calamos Asset Management, Inc., Class A	294
27	Cascade Bancorp	274
324	Cash America International, Inc.	10,485
325	Centerline Holding Co.	1,625
99	Chimera Investment Corp. (REIT)	1,640
31	Citizens, Inc.*	175
17	City Bank	313
23	Clayton Holdings, Inc.*	100
109	CoBiz Financial, Inc.	1,340
201	Cohen & Steers, Inc.	5,061
140	CompuCredit Corp.*	1,453
66	Consolidated-Tomoka Land Co.	3,399
45	Corporate Office Properties Trust SBI MD (REIT)	1,379
467	Cousins Properties, Inc. (REIT)	11,329
59	Credit Acceptance Corp.*	896
59	Darwin Professional Underwriters, Inc.*	1,235
650	Digital Realty Trust, Inc. (REIT)	23,335
185	Dollar Financial Corp.*	4,157
160	DuPont Fabros Technology, Inc. (REIT)	2,688
222	EastGroup Properties, Inc. (REIT)	9,419
154	eHealth, Inc.*	3,771
30	Encore Capital Group, Inc.*	221
81	Enstar Group Ltd.*	7,937
85	Enterprise Financial Services Corp.	1,701
100	Epoch Holding Corp.	1,121
232	Equity Lifestyle Properties, Inc. (REIT)	10,598
7	Evercore Partners, Inc., Class A	137
427	Ezcorp, Inc., Class A*	5,009
105	FBR Capital Markets Corp.*	734
101	FCStone Group, Inc.*	4,711
719	FelCor Lodging Trust, Inc. (REIT)	9,074
27	First Busey Corp.	505
287	First Cash Financial Services, Inc.*	2,683
14	First Financial Bankshares, Inc.	530
318	First Industrial Realty Trust, Inc. (REIT)	9,661
78	First Mercury Financial Corp.*	1,283
98	First South Bancorp, Inc.	1,929
31	Frontier Financial Corp.	464
80	FX Real Estate and Entertainment, Inc.*	455
16	GAMCO Investors, Inc.	896
200	Getty Realty Corp. (REIT)	5,372
185	GFI Group, Inc.*	14,162
428	Glimcher Realty Trust (REIT)	4,965
206	Greenhill & Co., Inc.	13,392
14	Greenlight Capital Re Ltd., Class A*	266
453	Grubb & Ellis Co.	3,003
20	Harleysville National Corp.	266
250	Heckmann Corp.*	1,840
257	Hicks Acquisition Co. I, Inc.*	2,344
463	Highwoods Properties, Inc. (REIT)	13,649
27	Hilb Rogal & Hobbs Co.	827
295	Home Properties, Inc. (REIT)	13,576
123	Inland Real Estate Corp. (REIT)	1,715
205	Interactive Brokers Group, Inc.*	6,369
153	JER Investors Trust, Inc. (REIT)	1,568
52	K-Fed Bancorp	539
20	KBW, Inc.*	429
15	Kite Realty Group Trust (REIT)	190
461	Knight Capital Group, Inc., Class A*	7,390
1,128	Ladenburg Thalmann Financial Services, Inc.*	1,985
186	Maguire Properties, Inc. (REIT)	4,226
358	MarketAxess Holdings, Inc.*	3,354
293	Mid-America Apartment Communities, Inc. (REIT)	14,208
291	National Financial Partners Corp.	6,917
18	National Health Investors, Inc. (REIT)	542
16	National Interstate Corp.	440

See accompanying notes to schedules of portfolio investments.

974	Nationwide Health Properties, Inc. (REIT)	29,541
16	Nelnet, Inc., Class A	174
626	NewAlliance Bancshares, Inc.	7,124
107	NewStar Financial, Inc.*	633
21	Northfield Bancorp, Inc.*	215
193	NRDC Acquisition Corp.*	1,785
775	Omega Healthcare Investors, Inc. (REIT)	13,144
503	optionsXpress Holdings, Inc.	11,650
62	Oritani Financial Corp.*	686
166	PennantPark Investment Corp.	1,542
158	Penson Worldwide, Inc.*	1,615
141	Pinnacle Financial Partners, Inc.*	3,235
174	Portfolio Recovery Associates, Inc.	6,354
84	Post Properties, Inc. (REIT)	3,533
15	Preferred Bank	275
101	Primus Guaranty Ltd.*	422
137	PrivateBancorp, Inc.	4,122
183	PS Business Parks, Inc. (REIT)	8,885
20	Pzena Investment Management, Inc., Class A	218
71	QC Holdings, Inc.	583
76	Quadra Realty Trust, Inc. (REIT)	825
137	Ramco-Gershenson Properties (REIT)	3,044
123	Saul Centers, Inc. (REIT)	5,707
87	Sierra Bancorp	1,946
324	Signature Bank*	8,586
13	Southside Bancshares, Inc.	270
172	Stifel Financial Corp.*	7,498
96	Suffolk Bancorp	2,868
184	Sun Communities, Inc. (REIT)	3,750
239	Superior Bancorp*	1,248
74	SVB Financial Group*	3,352
32	SWS Group, Inc.	364
360	Tanger Factory Outlet Centers (REIT)	12,780
127	Tejon Ranch Co.*	4,496
33	Texas Capital Bancshares, Inc.*	494
274	Thomas Properties Group, Inc.	2,598
230	Tower Group, Inc.	6,534
334	TradeStation Group, Inc.*	3,206
224	Triplecrown Acquisition Corp.*	2,041
865	Trustco Bank Corp.	7,482
136	U.S. Global Investors, Inc., Class A	2,292
27	United Bankshares, Inc.	709
94	United Security Bancshares	1,260
45	Universal Health Realty Income Trust (REIT)	1,515
20	Validus Holdings Ltd.	497
170	Virginia Commerce Bancorp*	1,714
808	Waddell & Reed Financial, Inc.	25,323
519	Washington Real Estate Investment Trust (REIT)	16,567
9	Wauwatosa Holdings, Inc.*	106
91	Westamerica Bancorporation	4,307
108	Western Alliance Bancorp*	1,294
28	Wilshire Bancorp, Inc.	198
202	World Acceptance Corp.*	6,137
115	WP Stewart & Co., Ltd.	230
		555,529
	Health Care — 19.2%
241	Abaxis, Inc.*	7,023
333	Abiomed, Inc.*	4,762
357	Acadia Pharmaceuticals, Inc.*	3,541
190	Accuray, Inc.*	1,970
328	Acorda Therapeutics, Inc.*	6,704
49	Affymax, Inc.*	943
790	Affymetrix, Inc.*	15,152
120	Air Methods Corp.*	4,934
634	Akorn, Inc.*	4,032
113	Albany Molecular Research, Inc.*	1,258
420	Alexion Pharmaceuticals, Inc.*	25,456
234	Alexza Pharmaceuticals, Inc.*	1,479
682	Align Technology, Inc.*	8,423
1,159	Alkermes, Inc.*	14,997
175	Alliance Imaging, Inc.*	1,719
481	Allos Therapeutics, Inc.*	2,689
638	Allscripts Healthcare Solutions, Inc.*	6,807
403	Alnylam Pharmaceuticals, Inc.*	11,445
245	Altus Pharmaceuticals, Inc.*	1,416
193	AMAG Pharmaceuticals, Inc.*	8,448
281	Amedisys, Inc.*	12,021
136	American Dental Partners, Inc.*	1,302
830	American Medical Systems Holdings, Inc.*	12,110
50	Amicus Therapeutics, Inc.*	493
400	AMN Healthcare Services, Inc.*	6,476
109	Angiodynamics, Inc.*	1,807
81	Animal Health International, Inc.*	854

See accompanying notes to schedules of portfolio investments.

207	Apria Healthcare Group, Inc.*	4,494
457	Ariad Pharmaceuticals, Inc.*	1,531
449	Arqule, Inc.*	2,047
541	Array Biopharma, Inc.*	3,030
317	Arthrocare Corp.*	12,728
178	Aspect Medical Systems, Inc.*	2,220
200	Assisted Living Concepts, Inc., Class A*	1,204
54	athenahealth, Inc.*	1,756
360	Auxilium Pharmaceuticals, Inc.*	11,534
115	Bentley Pharmaceuticals, Inc.*	1,705
128	Bio-Reference Labs, Inc.*	3,539
70	Biodel, Inc.*	979
116	BioForm Medical, Inc.*	655
1,104	BioMarin Pharmaceutical, Inc.*	41,996
124	BioMimetic Therapeutics, Inc.*	1,704
520	Bionovo, Inc.*	629
352	BMP Sunstone Corp.*	3,038
749	Bruker Corp.*	10,239
245	Cadence Pharmaceuticals, Inc.*	1,284
70	Capital Senior Living Corp.*	528
122	Caraco Pharmaceutical Laboratories Ltd.*	2,004
899	Cell Genesys, Inc.*	2,122
350	Centene Corp.*	6,272
635	Cepheid, Inc.*	17,577
256	Chemed Corp.	12,214
73	Computer Programs & Systems, Inc.	1,626
339	Conceptus, Inc.*	5,783
88	Corvel Corp.*	2,651
30	Cross Country Healthcare, Inc.*	326
284	CryoLife, Inc.*	2,672
638	Cubist Pharmaceuticals, Inc.*	11,612
146	Cutera, Inc.*	1,851
684	CV Therapeutics, Inc.*	3,995
271	Cyberonics, Inc.*	3,496
93	Cynosure, Inc., Class A*	2,226
426	Cypress Bioscience, Inc.*	3,408
287	Cytokinetics, Inc.*	967
1,000	CytRx Corp.*	1,800
962	Dendreon Corp.*	5,079
219	Dionex Corp.*	16,167
1,113	Discovery Laboratories, Inc.*	2,315
853	Durect Corp.*	4,239
526	Eclipsys Corp.*	11,230
107	Emergency Medical Services Corp.*	2,646
75	Emeritus Corp.*	1,661
785	Encysive Pharmaceuticals, Inc.*	1,806
28	Ensign Group, Inc.(The)	242
358	Enzo Biochem, Inc.*	3,372
436	Enzon Pharmaceuticals, Inc.*	3,745
451	eResearchTechnology, Inc.*	5,394
534	ev3, Inc.*	4,721
1,201	Exelixis, Inc.*	7,662
157	Genomic Health, Inc.*	2,994
54	Genoptix, Inc.*	1,386
98	Gentiva Health Services, Inc.*	2,113
763	GenVec, Inc.*	870
840	Geron Corp.*	4,133
225	Greatbatch, Inc.*	4,808
194	GTx, Inc.*	3,176
283	Haemonetics Corp.*	16,442
742	Halozyme Therapeutics, Inc.*	4,081
89	Hansen Medical, Inc.*	1,672
356	HealthExtras, Inc.*	9,808
344	Healthspring, Inc.*	6,037
404	Healthways, Inc.*	13,877
242	HMS Holdings Corp.*	6,621
1,410	Hologic, Inc.*	85,037
1,547	Human Genome Sciences, Inc.*	9,143
429	Hythiam, Inc.*	1,313
236	I-Flow Corp.*	3,325
100	ICU Medical, Inc.*	2,684
287	Idenix Pharmaceuticals, Inc.*	1,558
618	Illumina, Inc.*	44,749
794	Immucor, Inc.*	23,661
575	Immunomedics, Inc.*	1,420
578	Incyte Corp.*	5,728
639	Indevus Pharmaceuticals, Inc.*	3,169
73	Insulet Corp.*	1,251
207	Integra LifeSciences Holdings Corp.*	8,578
296	InterMune, Inc.*	4,168
359	inVentiv Health, Inc.*	11,416
345	Inverness Medical Innovations, Inc.*	10,057
515	Isis Pharmaceuticals, Inc.*	7,416

See accompanying notes to schedules of portfolio investments.

490	Javelin Pharmaceuticals, Inc.*	1,416
63	Jazz Pharmaceuticals, Inc.*	753
146	Kendle International, Inc.*	6,542
102	Kensey Nash Corp.*	2,769
502	Keryx Biopharmaceuticals, Inc.*	2,887
490	Kosan Biosciences, Inc.*	975
407	KV Pharmaceutical Co., Class A*	10,224
56	Landauer, Inc.	2,677
220	LCA-Vision, Inc.	3,032
167	LHC Group, Inc.*	2,839
391	Lifecell Corp.*	15,777
981	Ligand Pharmaceuticals, Inc., Class B	3,326
413	Luminex Corp.*	7,190
72	Magellan Health Services, Inc.*	3,120
62	MAP Pharmaceuticals, Inc.*	806
139	Masimo Corp.*	4,456
197	Matria Healthcare, Inc.*	4,949
1,451	Medarex, Inc.*	13,494
36	Medcath Corp.*	751
135	Medical Action Industries, Inc.*	2,541
596	Medicines Co. (The)*	11,479
643	Medicis Pharmaceutical Corp., Class A	13,188
246	Medivation, Inc.*	3,938
389	Mentor Corp.	11,538
458	Meridian Bioscience, Inc.	15,696
43	Merit Medical Systems, Inc.*	682
166	Metabolix, Inc.*	2,673
173	Micrus Endovascular Corp.*	2,448
543	Minrad International, Inc.*	1,265
53	Molecular Insight Pharmaceuticals, Inc.*	379
120	Momenta Pharmaceuticals, Inc.*	1,219
98	MWI Veterinary Supply, Inc.*	3,413
496	Myriad Genetics, Inc.*	18,362
296	Nabi Biopharmaceuticals*	1,146
72	Nanosphere, Inc.*	666
294	Nastech Pharmaceutical Co., Inc.*	679
51	National Healthcare Corp.	2,380
249	Natus Medical, Inc.*	4,729
1,056	Nektar Therapeutics*	7,339
231	Neurocrine Biosciences, Inc.*	1,157
365	Neurogen Corp.*	580
243	Nighthawk Radiology Holdings, Inc.*	2,775
225	Northstar Neuroscience, Inc.*	353
82	Novacea, Inc.*	223
286	Noven Pharmaceuticals, Inc.*	3,878
398	NuVasive, Inc.*	15,339
233	NxStage Medical, Inc.*	1,379
62	Obagi Medical Products, Inc.*	965
28	Odyssey HealthCare, Inc.*	245
387	Omnicell, Inc.*	7,353
158	Omrix Biopharmaceuticals, Inc.*	3,816
630	Onyx Pharmaceuticals, Inc.*	17,212
532	OraSure Technologies, Inc.*	3,798
91	Orexigen Therapeutics, Inc.*	1,178
112	Orthofix International N.V.*	4,486
664	OSI Pharmaceuticals, Inc.*	23,871
170	Osiris Therapeutics, Inc.*	1,746
83	Owens & Minor, Inc.	3,567
415	Pain Therapeutics, Inc.*	3,498
211	Palomar Medical Technologies, Inc.*	2,808
350	Par Pharmaceutical Cos., Inc.*	6,192
321	Parexel International Corp.*	17,639
268	Penwest Pharmaceuticals Co.*	825
466	Perrigo Co.	15,574
104	PharmaNet Development Group, Inc.*	2,998
84	PharMerica Corp.*	1,236
300	Pharmion Corp.*	21,477
474	Phase Forward, Inc.*	7,551
268	Poniard Pharmaceuticals, Inc.*	1,099
293	Pozen, Inc.*	3,572
294	Progenics Pharmaceuticals, Inc.*	4,498
26	Protalix BioTherapeutics, Inc.*	87
101	Providence Service Corp. (The)*	2,847
733	PSS World Medical, Inc.*	12,828
625	Psychiatric Solutions, Inc.*	17,681
331	Quidel Corp.*	5,438
733	Regeneron Pharmaceuticals, Inc.*	14,491
360	Rigel Pharmaceuticals, Inc.*	7,135
522	RTI Biologics, Inc.*	4,489
484	Salix Pharmaceuticals Ltd.*	3,267
585	Santarus, Inc.*	1,053
612	Savient Pharmaceuticals, Inc.*	13,880
343	Sciele Pharma, Inc.*	7,100

See accompanying notes to schedules of portfolio investments.

674	Seattle Genetics, Inc.*	6,059
349	Senomyx, Inc.*	2,373
193	Sirona Dental Systems, Inc.*	5,020
64	Sirtris Pharmaceuticals, Inc.*	764
138	Skilled Healthcare Group, Inc.*	1,739
117	Somaxon Pharmaceuticals, Inc.*	563
304	Sonic Innovations, Inc.*	1,286
191	SonoSite, Inc.*	5,621
359	Spectranetics Corp.*	3,231
301	Stereotaxis, Inc.*	1,737
345	STERIS Corp.	8,494
43	Sucampo Pharmaceuticals, Inc., Class A*	464
495	Sun Healthcare Group, Inc.*	7,296
439	Sunrise Senior Living, Inc.*	12,020
615	SuperGen, Inc.*	1,691
175	SurModics, Inc.*	7,730
37	Symmetry Medical, Inc.*	659
58	Synta Pharmaceuticals Corp.*	514
562	Telik, Inc.*	1,411
380	Tercica, Inc.*	2,299
613	Thoratec Corp.*	8,895
119	TomoTherapy, Inc.*	1,567
61	Trans1, Inc.*	807
491	Trizetto Group*	9,584
100	Trubion Pharmaceuticals, Inc.*	711
256	United Therapeutics Corp.*	21,548
130	Universal American Corp.*	2,233
1,095	Valeant Pharmaceuticals International*	15,056
306	Vanda Pharmaceuticals, Inc.*	1,395
206	Varian, Inc.*	11,155
712	Viropharma, Inc.*	6,522
35	Virtual Radiologic Corp.*	608
186	Vital Images, Inc.*	2,950
114	Vital Signs, Inc.	5,797
672	Vivus, Inc.*	3,938
332	Volcano Corp.*	4,070
380	West Pharmaceutical Services, Inc.	15,694
386	Wright Medical Group, Inc.*	10,160
248	XenoPort, Inc.*	12,690
1,303	XOMA Ltd.*	3,310
177	Zoll Medical Corp.*	4,404
448	Zymogenetics, Inc.*	4,476
		1,416,141
	Industrials — 15.6%
203	3D Systems Corp.*	2,935
159	AAON, Inc.	2,625
401	AAR Corp.*	10,382
37	ABM Industries, Inc.	735
163	ACCO Brands Corp.*	2,261
553	Actuant Corp., Class A	14,865
337	Acuity Brands, Inc.	14,966
251	Administaff, Inc.	6,190
208	Advisory Board Co. (The)*	11,559
382	Aecom Technology Corp.*	9,901
86	Aerovironment, Inc.*	1,827
1,054	Airtran Holdings, Inc.*	7,610
61	Allegiant Travel Co.*	1,660
132	Altra Holdings, Inc.*	1,696
578	American Commercial Lines, Inc.*	9,826
173	American Ecology Corp.	4,309
113	American Railcar Industries, Inc.	2,807
343	American Reprographics Co.*	5,550
106	American Science & Engineering, Inc.	5,741
468	American Superconductor Corp.*	10,572
9	Ameron International Corp.	993
7	Ampco-Pittsburgh Corp.	265
7	Amrep Corp.	260
332	Apogee Enterprises, Inc.	5,109
368	Applied Energetics, Inc.*	865
86	Applied Industrial Technologies, Inc.	2,377
58	Argon ST, Inc.*	942
390	Arrowhead Research Corp.*	952
217	Astec Industries, Inc.*	8,216
134	AZZ, Inc.*	4,746
139	Badger Meter, Inc.	5,306
527	Baldor Electric Co.	15,109
483	Barnes Group, Inc.	10,983
58	Barrett Business Services, Inc.	940
464	Beacon Roofing Supply, Inc.*	3,972
519	Belden, Inc.	20,397
431	Bucyrus International, Inc.	43,048
13	Builders FirstSource, Inc.*	86
26	Cascade Corp.	1,165

See accompanying notes to schedules of portfolio investments.

153	CBIZ, Inc.*	1,362
32	CDI Corp.	728
252	Celadon Group, Inc.*	2,268
619	Cenveo, Inc.*	9,310
222	Ceradyne, Inc.*	6,906
101	Chart Industries, Inc.*	3,465
25	China Architectural Engineering, Inc.*	146
294	Clarcor, Inc.	10,525
191	Clean Harbors, Inc.*	11,750
97	Coleman Cable, Inc.*	1,146
121	Columbus McKinnon Corp.*	3,465
51	Comfort Systems USA, Inc.	607
202	COMSYS IT Partners, Inc.*	1,903
83	Consolidated Graphics, Inc.*	4,415
221	CoStar Group, Inc.*	9,176
87	Courier Corp.	2,367
112	CRA International, Inc.*	4,254
115	Cubic Corp.	2,941
241	Curtiss-Wright Corp.	10,136
304	Diamond Management & Technology Consultants, Inc.	1,803
48	Duff & Phelps Corp., Class A	734
122	Dynamex, Inc.*	2,821
139	Dynamic Materials Corp.	7,922
38	DynCorp International, Inc., Class A*	632
145	Eagle Bulk Shipping, Inc.	3,861
456	Energy Conversion Devices, Inc.*	12,116
182	EnergySolutions, Inc.	3,968
38	EnerNOC, Inc.*	562
299	ESCO Technologies, Inc.*	9,885
67	Esterline Technologies Corp.*	3,511
1,157	Evergreen Solar, Inc.*	11,119
126	Exponent, Inc.*	3,667
52	ExpressJet Holdings, Inc.*	126
55	First Advantage Corp., Class A*	1,094
429	Flow International Corp.*	3,162
784	Force Protection, Inc.*	3,222
270	Forward Air Corp.	7,924
222	Franklin Electric Co., Inc.	7,322
9	FreightCar America, Inc.	361
546	FTI Consulting, Inc.*	34,671
199	Fuel Tech, Inc.*	3,994
763	FuelCell Energy, Inc.*	5,463
14	Genco Shipping & Trading Ltd.	816
646	GenCorp, Inc.*	6,718
191	Genesee & Wyoming, Inc.*	5,921
581	Geo Group, Inc. (The)*	15,507
142	GeoEye, Inc.*	4,290
165	Gorman-Rupp Co. (The)	4,504
224	Granite Construction, Inc.	6,763
117	Great Lakes Dredge & Dock Corp.	715
205	H&E Equipment Services, Inc.*	3,198
479	Healthcare Services Group	9,475
220	Heartland Express, Inc.	3,076
294	Heico Corp.	12,877
195	Heidrick & Struggles International, Inc.	6,675
652	Herman Miller, Inc.	19,449
1,087	Hexcel Corp.*	21,947
344	Horizon Lines, Inc., Class A	6,938
181	Houston Wire & Cable Co.	2,624
447	HUB Group, Inc., Class A*	13,406
291	Hudson Highland Group, Inc.*	2,168
64	Hurco Cos., Inc.*	2,830
215	Huron Consulting Group, Inc.*	11,408
56	ICT Group, Inc.*	481
387	IHS, Inc., Class A*	23,859
273	II-VI, Inc.*	8,938
268	Innerworkings, Inc.*	3,690
145	Innovative Solutions & Support, Inc.*	1,312
98	INSTEEL Industries, Inc.	1,055
76	Integrated Electrical Services, Inc.*	1,312
630	Interface, Inc., Class A	10,559
128	Interline Brands, Inc.*	2,275
284	JetBlue Airways Corp.*	1,548
9	Kadant, Inc.*	226
95	Kaman Corp.	2,280
268	Kaydon Corp.	11,446
58	Kelly Services, Inc., Class A	1,114
271	Kenexa Corp.*	5,490
294	Kforce, Inc.*	2,514
156	Kimball International, Inc., Class B	1,630
659	Knight Transportation, Inc.	9,747
572	Knoll, Inc.	8,054
448	Korn/Ferry International*	7,553

See accompanying notes to schedules of portfolio investments.

111	L.B. Foster Co., Class A*	4,702
64	Ladish Co., Inc.*	2,285
193	Layne Christensen Co.*	7,728
129	LECG Corp.*	1,225
52	Lindsay Corp.	4,088
140	M&F Worldwide Corp.*	5,184
290	McGrath Rentcorp	6,073
264	Medis Technologies Ltd.*	2,859
83	Michael Baker Corp.*	2,390
158	Middleby Corp.*	10,744
30	Miller Industries, Inc.*	347
122	Mine Safety Appliances Co.	4,893
330	Mobile Mini, Inc.*	6,141
109	Moog, Inc., Class A*	4,473
28	MTC Technologies, Inc.*	664
84	Multi-Color Corp.	1,816
381	Navigant Consulting, Inc.*	6,214
34	NCI Building Systems, Inc.*	1,032
295	Nordson Corp.	15,160
137	Nuco2, Inc.*	3,785
473	Odyssey Marine Exploration, Inc.*	2,318
319	Old Dominion Freight Line, Inc.*	8,693
86	On Assignment, Inc.*	532
578	Orbital Sciences Corp.*	12,514
125	Pacer International, Inc.	1,921
140	PeopleSupport, Inc.*	1,625
236	Perini Corp.*	8,845
35	PGT, Inc.*	119
157	Pike Electric Corp.*	2,030
213	Pinnacle Airlines Corp.*	2,388
66	Polypore International, Inc.*	1,186
62	Powell Industries, Inc.*	2,363
62	Protection One, Inc.*	543
184	Raven Industries, Inc.	5,388
245	RBC Bearings, Inc.*	8,232
522	Resources Connection, Inc.	8,404
489	Rollins, Inc.	8,631
132	RSC Holdings, Inc.*	1,488
18	Saia, Inc.*	260
18	Schawk, Inc.	284
47	School Specialty, Inc.*	1,434
201	Simpson Manufacturing Co., Inc.	4,816
325	Spherion Corp.*	2,106
65	Standard Parking Corp.*	1,321
46	Standard Register Co. (The)	393
92	Stanley, Inc.*	2,547
128	Sun Hydraulics Corp.	2,781
21	TAL International Group, Inc.	438
715	Taser International, Inc.*	8,058
182	Team, Inc.*	5,549
341	Teledyne Technologies, Inc.*	15,140
482	TeleTech Holdings, Inc.*	10,879
100	Tennant Co.	3,608
400	Tetra Tech, Inc.*	7,548
62	Textainer Group Holdings Ltd.	914
277	Titan International, Inc.	9,415
114	TransDigm Group, Inc.*	4,430
17	Trex Co., Inc.*	133
42	Triumph Group, Inc.	2,377
506	TrueBlue, Inc.*	6,320
227	TurboChef Technologies, Inc.*	1,929
105	Twin Disc, Inc.	2,127
343	UAP Holding Corp.	13,205
61	Ultrapetrol Bahamas Ltd.*	854
183	United Stationers, Inc.*	9,033
31	Universal Truckload Services, Inc.*	579
214	Valmont Industries, Inc.	17,099
224	Vicor Corp.	2,717
561	Wabtec Corp.	19,416
600	Walter Industries, Inc.	32,778
566	Waste Connections, Inc.*	17,184
58	Waste Industries USA, Inc.	2,122
245	Watsco, Inc.	9,310
119	Watson Wyatt Worldwide, Inc., Class A	6,313
691	Woodward Governor Co.	19,742
106	Xerium Technologies, Inc.	531
		1,151,659
	Information Technology — 19.8%
61	3PAR, Inc.*	500
345	Acacia Research - Acacia Technologies*	2,253
428	ACI Worldwide, Inc.*	7,558
254	Acme Packet, Inc.*	2,037
698	Actuate Corp.*	3,350

See accompanying notes to schedules of portfolio investments.

351	Adtran, Inc.	6,465
440	Advanced Analogic Technologies, Inc.*	2,860
413	Advanced Energy Industries, Inc.*	5,295
200	Advent Software, Inc.*	8,988
55	Airvana, Inc.*	262
770	AMIS Holdings, Inc.*	5,251
1,205	Amkor Technology, Inc.*	14,111
678	Anadigics, Inc.*	4,773
9	Anaren, Inc.*	114
296	Anixter International, Inc.*	19,355
196	Ansoft Corp.*	4,767
893	Ansys, Inc.*	33,371
286	Applied Micro Circuits Corp.*	2,125
1,456	Arris Group, Inc.*	8,372
1,474	Art Technology Group, Inc.*	4,982
58	Aruba Networks, Inc.*	325
509	Asyst Technologies, Inc.*	1,792
637	Atheros Communications, Inc.*	15,492
344	ATMI, Inc.*	9,405
59	AuthenTec, Inc.*	599
2,241	Avanex Corp.*	1,817
130	Bankrate, Inc.*	5,494
162	Benchmark Electronics, Inc.*	2,722
142	BigBand Networks, Inc.*	885
426	Blackbaud, Inc.	11,136
329	Blackboard, Inc.*	9,465
47	BladeLogic, Inc.*	898
377	Blue Coat Systems, Inc.*	8,852
525	Brightpoint, Inc.*	5,429
73	Brooks Automation, Inc.*	736
222	Cabot Microelectronics Corp.*	7,435
30	CACI International, Inc., Class A*	1,310
80	Cass Information Systems, Inc.	2,240
51	Cavium Networks, Inc.*	725
377	Chordiant Software, Inc.*	2,172
569	Cirrus Logic, Inc.*	2,925
1,742	CNET Networks, Inc.*	12,647
502	Cogent, Inc.*	5,020
403	Cognex Corp.	7,790
120	Cohu, Inc.	1,877
409	Commvault Systems, Inc.*	5,726
53	Compellent Technologies, Inc.*	445
48	comScore, Inc.*	990
226	Comtech Group, Inc.*	2,364
267	Comtech Telecommunications Corp.*	11,582
48	Comverge, Inc.*	675
493	Concur Technologies, Inc.*	14,415
1,497	Conexant Systems, Inc.*	793
58	Constant Contact, Inc.	1,032
83	CPI International, Inc.*	863
198	Cray, Inc.*	933
164	CSG Systems International, Inc.*	1,861
738	Cybersource Corp.*	10,782
268	Cymer, Inc.*	7,592
366	Daktronics, Inc.	6,324
44	Data Domain, Inc.*	935
412	DealerTrack Holdings, Inc.*	8,434
73	Deltek Inc.*	938
124	Dice Holdings, Inc.*	901
42	Digi International, Inc.*	442
476	Digital River, Inc.*	15,532
343	Diodes, Inc.*	7,742
114	Ditech Networks, Inc.*	311
268	DivX, Inc.*	2,634
97	Double-Take Software, Inc.*	1,008
20	DSP Group, Inc.*	232
210	DTS, Inc.*	5,109
226	Dycom Industries, Inc.*	2,585
132	Eagle Test Systems, Inc.*	1,382
345	Echelon Corp.*	3,874
89	EMS Technologies, Inc.*	2,562
584	Emulex Corp.*	8,690
185	Entegris, Inc.*	1,304
669	Epicor Software Corp.*	7,406
356	EPIQ Systems, Inc.*	4,842
414	Equinix, Inc.*	28,711
528	Euronet Worldwide, Inc.*	11,405
223	Exar Corp.*	1,753
25	Excel Technology, Inc.*	645
209	ExlService Holdings, Inc.*	4,458
76	Extreme Networks*	229
369	FalconStor Software, Inc.*	3,070
191	FARO Technologies, Inc.*	6,255

See accompanying notes to schedules of portfolio investments.

418	FEI Co.*	8,523
3,086	Finisar Corp.*	4,968
1,528	Flir Systems, Inc.*	43,487
550	Formfactor, Inc.*	9,861
165	Forrester Research, Inc.*	4,396
1,460	Foundry Networks, Inc.*	17,330
795	Gartner, Inc.*	15,033
110	Gevity HR, Inc.	768
481	Global Cash Access Holdings, Inc.*	2,535
85	Glu Mobile, Inc.*	401
250	Greenfield Online, Inc.*	3,383
38	Guidance Software, Inc.*	410
1,075	Harmonic, Inc.*	9,578
291	Harris Stratex Networks, Inc., Class A*	2,922
188	Heartland Payment Systems, Inc.	4,142
189	Hittite Microwave Corp.*	6,258
98	HSW International, Inc.*	395
74	Hughes Communications, Inc.*	3,458
353	Hypercom Corp.*	1,310
382	Ibasis, Inc.	1,551
36	ICx Technologies, Inc.*	273
252	iGate Corp.*	1,996
132	Imergent, Inc.	1,452
118	Infinera Corp.*	1,378
1,008	Informatica Corp.*	17,600
116	Information Services Group, Inc.*	621
195	Infospace, Inc.	1,987
127	infoUSA, Inc.	966
77	Integral Systems, Inc.	1,874
150	Interactive Intelligence, Inc.*	2,139
540	InterDigital, Inc.*	9,391
698	Intermec, Inc.*	15,384
564	Internap Network Services Corp.*	3,948
49	Internet Brands, Inc., Class A *	391
448	InterVoice, Inc.*	3,167
409	Interwoven, Inc.*	5,542
246	Intevac, Inc.*	3,159
308	Ipass, Inc.*	856
116	IPG Photonics Corp.*	1,980
98	Isilon Systems, Inc.*	550
346	Itron, Inc.*	32,984
352	Ixia*	2,644
165	IXYS Corp.*	1,163
569	j2 Global Communications, Inc.*	12,245
907	Jack Henry & Associates, Inc.	21,342
91	JDA Software Group, Inc.*	1,553
318	Knot, Inc. (The)*	3,673
566	Kulicke & Soffa Industries, Inc.*	2,915
364	L-1 Identity Solutions, Inc.*	4,353
149	Limelight Networks, Inc.*	697
593	Lionbridge Technologies*	2,105
122	Liquidity Services, Inc.*	1,180
79	Littelfuse, Inc.*	2,462
466	LivePerson, Inc.*	1,589
216	LoJack Corp.*	2,696
312	LoopNet, Inc.*	3,735
716	LTX Corp.*	2,327
611	Macrovision Corp.*	9,342
468	Magma Design Automation, Inc.*	4,596
241	Manhattan Associates, Inc.*	5,316
39	Mantech International Corp., Class A*	1,719
251	Marchex, Inc., Class B	2,216
408	MasTec, Inc.*	3,554
486	Mattson Technology, Inc.*	2,887
18	MAXIMUS, Inc.	654
65	Measurement Specialties, Inc.*	1,152
630	Mentor Graphics Corp.*	5,733
130	Mercadolibre, Inc.*	4,700
640	Micrel, Inc.	4,704
934	Micros Systems, Inc.*	29,925
879	Microsemi Corp.*	19,118
95	MicroStrategy, Inc.*	6,319
617	Microtune, Inc.*	3,110
266	Midway Games, Inc.*	532
500	MIPS Technologies, Inc.*	1,855
32	MKS Instruments, Inc.*	643
291	Monolithic Power Systems, Inc.*	4,842
89	Monotype Imaging Holdings, Inc.*	1,213
1,202	Move, Inc.*	3,017
116	MPS Group, Inc.*	1,322
125	MTS Systems Corp.	3,899
44	Multi-Fineline Electronix, Inc.*	936
143	Ness Technologies, Inc.*	1,333

See accompanying notes to schedules of portfolio investments.

482	Net 1 UEPS Technologies, Inc.*	14,026
82	Netezza Corp.*	812
399	Netgear, Inc.*	8,706
190	Netlogic Microsystems, Inc.*	4,484
337	Network Equipment Technologies, Inc.*	1,921
32	Neutral Tandem, Inc.*	659
452	NIC, Inc.	2,721
372	Novatel Wireless, Inc.*	3,936
1,730	Nuance Communications, Inc.*	28,458
510	Omniture, Inc.*	11,720
169	Omnivision Technologies, Inc.*	2,680
2,796	ON Semiconductor Corp.*	16,776
1,840	On2 Technologies, Inc.*	1,969
332	Online Resources Corp.*	3,400
676	OpenTV Corp., Class A*	906
102	Oplink Communications, Inc.*	1,268
215	Opnext, Inc.*	993
48	Optium Corp.*	329
302	Orbcomm, Inc.*	1,721
81	OSI Systems, Inc.*	1,713
347	Packeteer, Inc.*	1,551
605	Parametric Technology Corp.*	9,263
23	PC Connection, Inc.*	228
135	PDF Solutions, Inc.*	770
16	Pegasystems, Inc.	150
338	Perficient, Inc.*	2,856
91	Pericom Semiconductor Corp.*	1,213
323	Plexus Corp.*	8,001
330	PLX Technology, Inc.*	2,132
2,287	PMC - Sierra, Inc.*	10,955
1,056	Polycom, Inc.*	23,021
473	Progress Software Corp.*	13,499
63	PROS Holdings, Inc.*	815
114	QAD, Inc.	996
196	Quality Systems, Inc.	6,386
691	Quest Software, Inc.*	9,833
32	Rackable Systems, Inc.*	296
302	Radiant Systems, Inc.*	4,313
49	Radisys Corp.*	466
98	Renaissance Learning, Inc.	1,290
1,861	RF Micro Devices, Inc.*	5,862
208	RightNow Technologies, Inc.*	2,377
96	Rimage Corp.*	2,210
321	Rofin-Sinar Technologies, Inc.*	12,638
49	Rubicon Technology, Inc.*	1,441
172	Rudolph Technologies, Inc.*	1,498
939	Sapient Corp.*	6,930
222	SAVVIS, Inc.*	4,313
266	Scansource, Inc.*	9,036
141	Seachange International, Inc.*	832
39	Secure Computing Corp.*	317
47	Semitool, Inc.*	369
587	Semtech Corp.*	7,478
63	ShoreTel, Inc.*	335
341	Sigma Designs, Inc.*	10,042
5	Silicon Graphics, Inc.*	79
917	Silicon Image, Inc.*	4,200
691	SiRF Technology Holdings, Inc.*	4,471
249	Skyworks Solutions, Inc.*	2,057
578	Smart Modular Technologies WWH, Inc.*	3,838
341	Smith Micro Software, Inc.*	1,746
317	Sohu.com, Inc.*	14,290
212	Solera Holdings, Inc.*	5,031
68	Sonic Solutions, Inc.*	614
192	SonicWALL, Inc.*	1,599
3,080	Sonus Networks, Inc.*	10,226
76	Sourcefire, Inc.*	456
779	SourceForge, Inc.*	1,340
212	SPSS, Inc.*	8,062
273	SRA International, Inc., Class A*	6,552
90	Standard Microsystems Corp.*	2,552
90	Starent Networks Corp.*	1,416
122	STEC, Inc.*	888
238	Stratasys, Inc.*	4,465
87	SuccessFactors, Inc.*	724
106	Super Micro Computer, Inc.*	952
123	Supertex, Inc.*	2,546
147	Switch & Data Facilities Co., Inc.*	1,536
110	Sybase, Inc.*	2,928
811	Sycamore Networks, Inc.*	2,830
379	SYKES Enterprises, Inc.*	6,363
269	Symmetricom, Inc.*	920
277	Synaptics, Inc.*	7,421

See accompanying notes to schedules of portfolio investments.

212	Synchronoss Technologies, Inc.*	3,409
145	Syntel, Inc.	3,948
741	Take-Two Interactive Software, Inc.*	19,636
190	Taleo Corp., Class A*	3,621
175	Technitrol, Inc.	3,852
62	TechTarget, Inc.*	720
172	Techwell, Inc.*	1,717
583	Terremark Worldwide, Inc.*	2,915
552	Tessera Technologies, Inc.*	13,005
252	TheStreet.com, Inc.	2,283
771	THQ, Inc.*	14,425
81	Travelzoo, Inc.*	818
697	Trident Microsystems, Inc.*	3,478
58	TTM Technologies, Inc.*	639
449	Tyler Technologies, Inc.*	6,219
284	Ultimate Software Group, Inc.*	7,742
26	Ultra Clean Holdings*	250
141	Ultratech, Inc.*	1,358
113	Unica Corp.*	851
214	United Online, Inc.	2,136
197	Universal Display Corp.*	3,357
562	Utstarcom, Inc.*	1,585
1,150	Valueclick, Inc.*	22,206
301	Vasco Data Security International, Inc.*	3,329
49	Veeco Instruments, Inc.*	760
104	Veraz Networks, Inc.*	279
279	Viasat, Inc.*	5,851
166	Vignette Corp.*	2,100
36	Virtusa Corp.*	393
497	VistaPrint Ltd.*	15,616
149	Vocus, Inc.*	3,659
245	Volterra Semiconductor Corp.*	2,119
518	Websense, Inc.*	10,085
860	Wind River Systems, Inc.*	6,218
422	Wright Express Corp.*	12,213
87	X-Rite, Inc.*	713
186	Zoran Corp.*	2,554
		1,454,477
	Materials — 4.0%
65	AEP Industries, Inc.*	1,975
57	AM Castle & Co.	1,267
90	AMCOL International Corp.	2,594
210	American Vanguard Corp.	3,173
676	Apex Silver Mines Ltd.*	8,984
63	Aptargroup, Inc.	2,361
206	Balchem Corp.	4,128
193	Boise, Inc.*	1,573
234	Brush Engineered Materials, Inc.*	6,501
184	Century Aluminum Co.*	12,168
63	CF Industries Holdings, Inc.	7,691
2,755	Coeur d’Alene Mines Corp.*	13,279
121	Deltic Timber Corp.	5,752
10	Esmark, Inc.*	116
220	Flotek Industries, Inc.*	5,001
559	General Moly, Inc.*	5,976
100	GenTek, Inc.*	2,750
792	Graphic Packaging Corp.*	2,439
382	Greif, Inc., Class A	24,979
134	Haynes International, Inc.*	7,613
1,386	Hecla Mining Co.*	15,939
635	Hercules, Inc.	11,633
34	Horsehead Holding Corp.*	534
117	Innophos Holdings, Inc.	1,547
174	Kaiser Aluminum Corp.	12,763
111	Koppers Holdings, Inc.	4,637
28	Kronos Worldwide, Inc.	518
250	Landec Corp.*	2,345
179	LSB Industries, Inc.*	4,269
23	Metal Management, Inc.	1,395
323	Myers Industries, Inc.	3,931
117	Neenah Paper, Inc.	3,048
34	NewMarket Corp.	2,276
107	Royal Gold, Inc.	3,372
266	RTI International Metals, Inc.*	14,595
330	ShengdaTech, Inc.*	3,491
154	Silgan Holdings, Inc.	7,198
29	Stillwater Mining Co.*	595
208	Symyx Technologies*	1,362
1,070	Terra Industries, Inc.*	48,375
129	Texas Industries, Inc.	7,430
150	U.S. Concrete, Inc.*	599
642	U.S. Gold Corp.*	2,253
41	Universal Stainless & Alloy*	1,246

See accompanying notes to schedules of portfolio investments.

78	Valhi, Inc.	1,508
308	W.R. Grace & Co.*	6,539
178	Zep, Inc.	2,795
287	Zoltek Cos., Inc.*	6,567
		293,080
	Telecommunication Services — 0.9%
238	Cbeyond, Inc.*	3,901
275	Centennial Communications Corp.*	1,449
576	Cogent Communications Group, Inc.*	11,221
162	Consolidated Communications Holdings, Inc.	2,334
48	Fairpoint Communications, Inc.	472
81	General Communication, Inc., Class A*	469
174	Global Crossing Ltd.*	3,360
223	Globalstar, Inc.*	1,724
17	Hungarian Telephone & Cable Corp.*	272
502	ICO Global Communications Holdings Ltd.*	1,215
145	iPCS, Inc.	2,751
320	NTELOS Holdings Corp.	6,826
364	PAETEC Holding Corp.*	2,810
84	Premiere Global Services, Inc.*	1,187
60	Rural Cellular Corp., Class A*	2,642
23	Shenandoah Telecom Co.	342
1,542	Time Warner Telecom, Inc., Class A*	24,580
134	Virgin Mobile USA, Inc., Class A *	679
352	Vonage Holdings Corp.*	651
		68,885
	Utilities — 0.6%
137	Cadiz, Inc.*	2,044
165	Consolidated Water Co., Inc.	3,518
23	EnergySouth, Inc.	1,167
559	ITC Holdings Corp.	29,795
158	Ormat Technologies, Inc.	6,898
9	SJW Corp.	272
		43,694
	Total Common Stock Cost ($7,753,607)	6,779,981

Principal Amount
	Repurchase Agreements — 28.7%
$57,971	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $57,985 (b)	57,971

273,291	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $273,361 (c)	273,291

248,447	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $248,512 (d)	248,447

956,291	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $956,536 (e)	956,291

579,709	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $579,858 (f)	579,709

	Total Repurchase Agreements (Cost $2,115,709)	2,115,709

	Total Investments (Cost $9,869,316) — 120.8%	8,895,690
	Liabilities in excess of other assets — (20.8%)	(1,530,903)
	Net Assets — 100.0%	$7,364,787

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $59,130. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

See accompanying notes to schedules of portfolio investments.

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $278,757. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $253,417. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $975,421. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $591,304. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$716,830
Aggregate gross unrealized depreciation	(1,736,100)
Net unrealized depreciation	$(1,019,270)

Federal income tax cost of investments	$9,914,960

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Growth Index	03/06/08	$1,204,019	$(31,814)

Equity Index Swap Agreement based on the Russell 2000® Growth Index	12/08/08	8,000,000	(1,386,403)
			$(1,418,217)

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.8%
	Chemicals — 49.9%
9,346	Air Products & Chemicals, Inc.	$853,570
3,242	Airgas, Inc.	157,529
3,553	Albemarle Corp.	134,801
2,569	Ashland, Inc.	113,473
2,801	Cabot Corp.	76,747
6,957	Celanese Corp., Class A	270,627
2,284	CF Industries Holdings, Inc.	278,831
11,047	Chemtura Corp.	91,248
1,930	Cytec Industries, Inc.	110,550
43,441	Dow Chemical Co. (The)	1,637,291
3,729	Eastman Chemical Co.	245,406
8,114	Ecolab, Inc.	379,654
41,367	EI Du Pont de Nemours & Co.	1,920,256
1,982	Ferro Corp.	31,910
3,323	FMC Corp.	188,115
1,439	Georgia Gulf Corp.	8,720
2,793	HB Fuller Co.	63,541
5,348	Hercules, Inc.	97,975
4,155	Huntsman Corp.	100,260
3,419	International Flavors & Fragrances, Inc.	147,462
3,151	Lubrizol Corp.	183,703
873	Minerals Technologies, Inc.	52,624
24,884	Monsanto Co.	2,878,581
6,730	Mosaic Co. (The)*	749,049
2,998	Olin Corp.	57,622
1,389	OM Group, Inc.*	84,076
7,616	PPG Industries, Inc.	472,040
14,526	Praxair, Inc.	1,166,147
7,014	Rohm & Haas Co.	376,021
5,584	RPM International, Inc.	116,761
1,160	Schulman (A.), Inc.	23,710
2,187	Sensient Technologies Corp.	58,918
5,193	Sigma-Aldrich Corp.	285,719
4,127	Terra Industries, Inc.*	186,582
4,340	Valspar Corp.	94,135
2,701	W.R. Grace & Co.*	57,342
1,005	Zep, Inc.	15,779
		13,766,775
	Commercial Services & Supplies — 0.8%
4,332	Avery Dennison Corp.	222,318

	Industrial Conglomerates — 0.1%
1,245	Tredegar Corp.	19,684

	Life Sciences Tools & Services — 0.0%
1,336	Cambrex Corp.	11,663

	Metals & Mining — 28.9%
5,119	AK Steel Holding Corp.	269,362
39,018	Alcoa, Inc.	1,449,129
4,424	Allegheny Technologies, Inc.	342,196
2,269	Carpenter Technology Corp.	142,561
1,888	Cleveland-Cliffs, Inc.	225,541
24,786	Coeur d’Alene Mines Corp.*	119,469
5,440	Commercial Metals Co.	165,702
17,540	Freeport-McMoRan Copper & Gold, Inc.	1,769,084
661	Kaiser Aluminum Corp.	48,484
19,925	Newmont Mining Corp.	1,019,562
12,038	Nucor Corp.	777,294
3,042	Reliance Steel & Aluminum Co.	168,709
1,049	RTI International Metals, Inc.*	57,559
3,381	Southern Copper Corp.	385,806
4,434	Steel Dynamics, Inc.	258,325
2,034	Stillwater Mining Co.*	41,758

See accompanying notes to schedules of portfolio investments.

4,041	Titanium Metals Corp.	83,325
5,445	United States Steel Corp.	590,510
3,035	Worthington Industries, Inc.	53,386
		7,967,762
	Oil, Gas & Consumable Fuels — 7.9%
3,025	Alpha Natural Resources, Inc.*	122,634
6,593	Arch Coal, Inc.	336,836
8,454	CONSOL Energy, Inc.	642,335
2,097	Foundation Coal Holdings, Inc.	121,144
5,538	International Coal Group, Inc.*	34,446
3,708	Massey Energy Co.	141,868
1,210	Patriot Coal Corp.*	64,977
12,184	Peabody Energy Corp.	689,858
5,083	USEC, Inc.*	32,430
		2,186,528
	Paper & Forest Products — 5.2%
2,640	AbitibiBowater, Inc.	27,324
21,349	Domtar Corp.*	135,993
19,764	International Paper Co.	626,519
679	Neenah Paper, Inc.	17,688
2,354	Wausau Paper Corp.	18,456
9,931	Weyerhaeuser Co.	607,777
		1,433,757
	Total Common Stock
	(Cost $24,685,670)	25,608,487

Principal Amount
	Repurchase Agreements — 6.8%
$51,261	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $51,274 (b)	51,261

241,661	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $241,723 (c)	241,661

219,691	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $219,748 (d)	219,691

845,611	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $845,828 (e)	845,611

512,614	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $512,746 (f)	512,614

	Total Repurchase Agreements
	(Cost $1,870,838)	1,870,838

	Total Investments
	(Cost $26,556,508) — 99.6%	27,479,325
	Other assets less liabilities — 0.4%	121,514
	Net Assets — 100.0%	$27,600,839

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $52,287. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

See accompanying notes to schedules of portfolio investments.

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $246,494.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $224,087. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $862,526. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $522,866. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,530,375
Aggregate gross unrealized depreciation	(921,141)
Net unrealized appreciation	$609,234

Federal income tax cost of investments	$26,870,091

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	03/06/08	$13,167,978	$469,817

Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	12/08/08	16,000,000	(398,048)
			$71,769

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.8%
	Auto Components — 2.9%
308	American Axle & Manufacturing Holdings, Inc.	$6,061
478	ArvinMeritor, Inc.	5,397
780	BorgWarner, Inc.	33,626
409	Cooper Tire & Rubber Co.	7,391
965	Gentex Corp.	15,556
1,410	Goodyear Tire & Rubber Co. (The)*	38,211
3,946	Johnson Controls, Inc.	129,665
436	Lear Corp.*	12,025
194	Modine Manufacturing Co.	2,421
150	Superior Industries International, Inc.	2,604
351	TRW Automotive Holdings Corp.*	7,750
852	Visteon Corp.*	2,982
378	WABCO Holdings, Inc.	15,793
		279,482
	Automobiles — 2.5%
434	Fleetwood Enterprises, Inc.*	1,849
13,492	Ford Motor Co.*	88,103
3,290	General Motors Corp.	76,591
1,623	Harley-Davidson, Inc.	60,311
186	Monaco Coach Corp.	1,819
253	Thor Industries, Inc.	7,711
194	Winnebago Industries	3,894
		240,278
	Beverages — 21.4%
4,917	Anheuser-Busch Cos., Inc.	231,542
98	Brown-Foreman, Inc., Class A	6,605
382	Brown-Forman Corp., Class B	24,360
14,273	Coca-Cola Co. (The)	834,400
1,881	Coca-Cola Enterprises, Inc.	45,953
1,284	Constellation Brands, Inc., Class A*	24,666
496	Hansen Natural Corp.*	20,584
1,027	Molson Coors Brewing Co., Class B	55,417
935	Pepsi Bottling Group, Inc.	31,799
435	PepsiAmericas, Inc.	11,005
10,832	PepsiCo, Inc.	753,474
		2,039,805
	Biotechnology — 0.1%
217	Martek Biosciences Corp.*	6,219

	Chemicals — 0.1%
285	Scotts Miracle-Gro Co. (The), Class A	10,143

	Commercial Services & Supplies — 0.4%
368	ACCO Brands Corp.*	5,104
409	Herman Miller, Inc.	12,200
252	HNI Corp.	7,449
372	Interface, Inc., Class A	6,235
415	Steelcase, Inc.	5,885
		36,873
	Distributors — 0.5%
1,126	Genuine Parts Co.	46,447

	Diversified Consumer Services — 0.1%
246	Weight Watchers International, Inc.	11,562

	Food Products — 14.9%
3,941	Archer-Daniels-Midland Co.	177,739
811	Bunge Ltd.	89,891
1,596	Campbell Soup Co.	51,535
282	Chiquita Brands International, Inc.*	5,772
3,288	ConAgra Foods, Inc.	72,665
498	Corn Products International, Inc.	18,282
880	Dean Foods Co.	18,938
1,340	Del Monte Foods Co.	12,033
565	Flowers Foods, Inc.	12,803
2,252	General Mills, Inc.	126,089
258	Hain Celestial Group, Inc.*	6,966
1,037	Hershey Co. (The)	38,452
2,007	HJ Heinz Co.	88,529
496	Hormel Foods Corp.	20,267
380	JM Smucker Co. (The)	19,452
1,681	Kellogg Co.	85,260
10,381	Kraft Foods, Inc.	323,576

See accompanying notes to schedules of portfolio investments.

150	Lancaster Colony Corp.	5,569
715	McCormick & Co., Inc. (Non-Voting)	24,632
279	Pilgrim’s Pride Corp.	6,545
180	Ralcorp Holdings, Inc.*	9,981
4,855	Sara Lee Corp.	61,319
842	Smithfield Foods, Inc.*	23,197
156	Tootsie Roll Industries, Inc.	3,780
213	TreeHouse Foods, Inc.*	4,722
1,913	Tyson Foods, Inc., Class A	27,566
1,466	WM. Wrigley Jr. Co.	87,755
		1,423,315
	Household Durables — 5.1%
257	Beazer Homes USA, Inc.	1,825
414	Black & Decker Corp.	28,471
190	Blyth, Inc.	3,768
814	Centex Corp.	18,063
505	Champion Enterprises, Inc.*	4,484
1,839	DR Horton, Inc.	25,801
188	Ethan Allen Interiors, Inc.	5,121
319	Furniture Brands International, Inc.	4,147
851	Garmin Ltd.	49,962
406	Harman International Industries, Inc.	16,727
305	Hovnanian Enterprises, Inc., Class A*	2,779
468	Jarden Corp.*	11,274
525	KB Home	12,563
346	La-Z-Boy, Inc.	2,917
1,134	Leggett & Platt, Inc.	18,938
870	Lennar Corp., Class A	16,191
244	MDC Holdings, Inc.	10,219
160	Meritage Homes Corp.*	2,422
370	Mohawk Industries, Inc.*	26,422
1,874	Newell Rubbermaid, Inc.	42,540
31	NVR, Inc.*	16,761
1,411	Pulte Homes, Inc.	19,105
284	Ryland Group, Inc.	8,034
383	Snap-On, Inc.	19,119
494	Standard-Pacific Corp.	2,030
559	Stanley Works (The)	27,134
472	Tempur-Pedic International, Inc.	8,222
910	Toll Brothers, Inc.*	19,301
407	Tupperware Brands Corp.	14,847
524	Whirlpool Corp.	44,210
		483,397
	Household Products — 20.4%
440	Church & Dwight Co., Inc.	23,522
933	Clorox Co.	54,291
3,474	Colgate-Palmolive Co.	264,337
379	Energizer Holdings, Inc.*	35,183
2,851	Kimberly-Clark Corp.	185,828
20,930	Procter & Gamble Co.	1,385,148
101	WD-40 Co.	3,139
		1,951,448
	Internet & Catalog Retail — 0.0%
218	NutriSystem, Inc.*	3,120

	Leisure Equipment & Products — 1.5%
594	Brunswick Corp.	9,676
409	Callaway Golf Co.	6,233
1,916	Eastman Kodak Co.	32,534
881	Hasbro, Inc.	22,703
189	Jakks Pacific, Inc.*	5,283
2,465	Mattel, Inc.	47,624
244	Polaris Industries, Inc.	9,316
316	Pool Corp.	6,020
		139,389
	Machinery — 0.1%
337	Briggs & Stratton Corp.	6,022

	Media — 0.1%
340	Marvel Entertainment, Inc.*	8,551

	Personal Products — 2.0%
593	Alberto-Culver Co.	15,893
2,905	Avon Products, Inc.	110,564
714	Estee Lauder Cos., Inc. (The)	30,402
342	Herbalife Ltd.	14,306
406	NBTY, Inc.*	11,595
348	Nu Skin Enterprises, Inc., Class A	5,763
		188,523

See accompanying notes to schedules of portfolio investments.

	Software — 1.8%
1,947	Activision, Inc.*	53,056
2,119	Electronic Arts, Inc.*	100,208
493	Take-Two Interactive Software, Inc.*	13,064
444	THQ, Inc.*	8,307
		174,635
	Specialty Retail — 0.0%
308	Select Comfort Corp.*	1,318

	Textiles, Apparel & Luxury Goods — 4.1%
342	Carter’s, Inc.*	5,277
2,478	Coach, Inc.*	75,133
525	CROCS, Inc.*	12,768
336	Fossil, Inc.*	10,813
650	Hanesbrands, Inc.*	18,915
568	Jones Apparel Group, Inc.	8,014
663	Liz Claiborne, Inc.	11,788
2,442	Nike, Inc., Class B	147,008
377	Phillips-Van Heusen Corp.	13,764
839	Quiksilver, Inc.*	7,551
337	Timberland Co., Class A*	5,062
216	Under Armour, Inc., Class A*	7,953
589	VF Corp.	44,788
310	Warnaco Group, Inc. (The)*	11,644
348	Wolverine World Wide, Inc.	9,222
		389,700
	Tobacco — 12.8%
14,077	Altria Group, Inc.	1,029,592
722	Loews Corp. - Carolina Group	54,359
1,152	Reynolds American, Inc.	73,406
185	Universal Corp.	10,528
1,056	UST, Inc.	57,330
		1,225,215
	Total Common Stock
	(Cost $8,976,236)	8,665,442

Principal Amount
	Repurchase Agreements — 13.0%
$33,957	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $33,965 (b)	33,957

160,083	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $160,124 (c)
		160,083
145,530	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $145,568 (d)	145,530

560,158	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $560,302 (e)	560,158

339,571	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $339,658 (f)	339,571

	Total Repurchase Agreements
	(Cost $1,239,299)	1,239,299

	Total Investments
	(Cost $10,215,535) — 103.8%	9,904,741
	Liabilities in excess of other assets — (3.8%)	(359,902)
	Net Assets — 100.0%	$9,544,839

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $34,636. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

See accompanying notes to schedules of portfolio investments.

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $163,285.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $148,442. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $571,363. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $346,362. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,474
Aggregate gross unrealized depreciation	(584,839)
Net unrealized depreciation	$(396,365)

Federal income tax cost of investments	$10,301,106

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	03/06/08	$6,172,429	$46,157

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	12/08/08	4,500,000	(358,747)
			$(312,590)

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.8%
	Airlines — 1.8%
186	Airtran Holdings, Inc.*	$1,343
83	Alaska Air Group, Inc.*	2,025
472	AMR Corp.*	6,046
198	Continental Airlines, Inc., Class B*	4,788
551	Delta Air Lines, Inc.*	7,356
339	JetBlue Airways Corp.*	1,848
479	Northwest Airlines Corp.*	6,433
127	Skywest, Inc.	2,809
1,504	Southwest Airlines Co.	18,439
237	UAL Corp.	7,181
173	US Airways Group, Inc.*	2,145
		60,413
	Commercial Services & Supplies — 0.6%
135	Copart, Inc.*	5,624
119	Dun & Bradstreet Corp.	10,393
72	IHS, Inc., Class A*	4,439
		20,456
	Communications Equipment — 0.1%
84	EchoStar Corp., Class A*	3,365

	Computers & Peripherals — 0.1%
84	Avid Technology, Inc.*	2,047

	Diversified Consumer Services — 1.9%
278	Apollo Group, Inc., Class A*	17,064
187	Career Education Corp.*	2,777
173	Corinthian Colleges, Inc.*	1,375
127	DeVry, Inc.	5,580
668	H&R Block, Inc.	12,458
82	ITT Educational Services, Inc.*	4,528
65	Matthews International Corp., Class A	2,916
18	Pre-Paid Legal Services, Inc.*	858
90	Regis Corp.	2,255
588	Service Corp. International	6,350
136	Sotheby’s	4,586
181	Stewart Enterprises, Inc., Class A	1,081
30	Strayer Education, Inc.	4,671
		66,499
	Diversified Financial Services — 0.9%
252	Liberty Media Corp. - Capital, Class A*	29,260

	Food & Staples Retailing — 18.7%
133	BJ’s Wholesale Club, Inc.*	4,197
103	Casey’s General Stores, Inc.	2,580
897	Costco Wholesale Corp.	55,542
3,034	CVS Caremark Corp.	122,513
1,298	Kroger Co. (The)	31,476
67	Longs Drug Stores Corp.	3,218
46	Pantry, Inc. (The)*	1,107
67	Performance Food Group Co.*	2,178
1,105	Rite Aid Corp.*	2,950
903	Safeway, Inc.	25,952
436	SUPERVALU, Inc.	11,445
1,250	SYSCO Corp.	35,075
80	United Natural Foods, Inc.*	1,354
5,146	Wal-Mart Stores, Inc.	255,190
2,031	Walgreen Co.	74,152
285	Whole Foods Market, Inc.	10,018
		638,947
	Health Care Providers & Services — 3.1%
344	AmerisourceBergen Corp.	14,352
747	Cardinal Health, Inc.	44,177
49	Chemed Corp.	2,338
593	McKesson Corp.	34,844
248	Omnicare, Inc.	5,203
170	VCA Antech, Inc.*	5,459
		106,373
	Hotels, Restaurants & Leisure — 13.0%
102	Bally Technologies, Inc.*	3,867
72	Bob Evans Farms, Inc.	2,084
118	Boyd Gaming Corp.	2,489
215	Brinker International, Inc.	3,965
865	Carnival Corp.	34,038

See accompanying notes to schedules of portfolio Investments.

49	CBRL Group, Inc.	1,785
60	CEC Entertainment, Inc.*	1,610
140	Cheesecake Factory (The)*	2,927
38	Chipotle Mexican Grill, Inc., Class B*	3,265
71	Choice Hotels International, Inc.	2,304
265	Darden Restaurants, Inc.	8,170
84	Gaylord Entertainment Co.*	2,528
35	Ihop Corp.	1,602
646	International Game Technology	29,167
64	International Speedway Corp., Class A	2,550
126	Jack in the Box, Inc.*	3,310
215	Las Vegas Sands Corp.*	17,909
71	Life Time Fitness, Inc.*	2,063
658	Marriott International, Inc., Class A	22,438
2,465	McDonald’s Corp.	133,381
204	MGM Mirage*	12,564
87	Orient-Express Hotels Ltd.	4,713
63	Panera Bread Co., Class A*	2,354
42	Papa John’s International, Inc.*	1,098
152	Penn National Gaming, Inc.*	6,966
53	PF Chang’s China Bistro, Inc.*	1,512
122	Pinnacle Entertainment, Inc.*	1,910
288	Royal Caribbean Cruises Ltd.	10,083
105	Ruby Tuesday, Inc.	747
142	Scientific Games Corp., Class A*	2,935
124	Sonic Corp.*	2,645
1,496	Starbucks Corp.*	26,883
408	Starwood Hotels & Resorts Worldwide, Inc.	19,311
95	Triarc Cos., Inc., Class B	800
63	Vail Resorts, Inc.*	2,851
179	Wendy’s International, Inc.	4,346
92	WMS Industries, Inc.*	3,493
366	Wyndham Worldwide Corp.	8,114
130	Wynn Resorts Ltd.	13,091
1,042	Yum! Brands, Inc.	35,897
		443,765
	Household Durables — 0.1%
99	American Greetings Corp., Class A	1,863

	Internet & Catalog Retail — 2.5%
612	Amazon.Com, Inc.*	39,456
427	Expedia, Inc.*	9,791
405	IAC/InterActiveCorp*	8,060
1,186	Liberty Media Corp. - Interactive, Class A*	17,031
106	NetFlix, Inc.*	3,347
71	priceline.com, Inc.*	8,095
		85,780
	Internet Software & Services — 2.0%
289	CNET Networks, Inc.*	2,098
2,400	eBay, Inc.*	63,264
204	Valueclick, Inc.*	3,939
		69,301
	Media — 23.8%
35	AH Belo Corp., Class A*	426
57	Arbitron, Inc.	2,389
180	Belo Corp., Class A	2,119
470	Cablevision Systems Corp.*	12,591
29	CBS Corp., Class A	661
1,197	CBS Corp., Class B	27,315
768	Charter Communications, Inc., Class A*	739
921	Clear Channel Communications, Inc.	29,472

See accompanying notes to schedules of portfolio Investments.

3,922	Comcast Corp., Class A*	76,636
2,019	Comcast Corp., Special Class A*	39,068
74	CTC Media, Inc.*	2,173
1,433	DIRECTV Group, Inc. (The)*	35,897
549	Discovery Holding Co., Class A*	12,391
422	DISH Network Corp., Class A*	12,512
144	DreamWorks Animation SKG, Inc., Class A*	3,655
59	Entercom Communications Corp., Class A	659
167	EW Scripps Co., Class A	6,976
480	Gannett Co., Inc.	14,472
510	Gemstar-TV Guide International, Inc.*	2,417
105	Getty Images, Inc.*	3,377
99	Harte-Hanks, Inc.	1,674
297	Idearc, Inc.	1,432
960	Interpublic Group of Cos., Inc.*	8,275
99	John Wiley & Sons, Inc., Class A	3,611
138	Lamar Advertising Co., Class A	5,259
81	Lee Enterprises, Inc.	835
369	Liberty Global, Inc., Class A*	13,874
374	Liberty Global, Inc., Class C*	13,116
151	Live Nation, Inc.*	1,792
117	McClatchy Co., Class A	1,123
674	McGraw-Hill Cos., Inc. (The)	27,587
40	Media General, Inc., Class A	624
79	Meredith Corp.	3,425
293	New York Times Co. (The), Class A	5,459
3,762	News Corp., Class A	69,258
891	News Corp., Class B	17,027
670	Omnicom Group, Inc.	29,929
144	R.H. Donnelley Corp.*	1,021
152	Radio One, Inc., Class D*	191
160	Regal Entertainment Group, Class A	3,157
68	Scholastic Corp.*	2,371
108	Sinclair Broadcast Group, Inc., Class A	997
2,715	Sirius Satellite Radio, Inc.*	7,711
319	Time Warner Cable, Inc., Class A*	8,709
7,403	Time Warner, Inc.	115,561
98	Valassis Communications, Inc.*	1,100
24	Viacom, Inc., Class A*	955
1,147	Viacom, Inc., Class B*	45,593
3,654	Walt Disney Co. (The)	118,426
94	Warner Music Group Corp.	564
12	Washington Post Co. (The), Class B	8,688
626	XM Satellite Radio Holdings, Inc., Class A*	7,387
		812,676
	Multiline Retail — 5.8%
110	99 Cents Only Stores*	1,022
209	Big Lots, Inc.*	3,522
135	Dillard’s, Inc., Class A	1,997
195	Dollar Tree Stores, Inc.*	5,232
271	Family Dollar Stores, Inc.	5,190
76	Fred’s, Inc., Class A	667
399	JC Penney Co., Inc.	18,438
581	Kohl’s Corp.*	25,820
892	Macy’s, Inc.	22,014
425	Nordstrom, Inc.	15,738
257	Saks, Inc.*	3,999
152	Sears Holdings Corp.*	14,534
1,542	Target Corp.	81,124
		199,297
	Road & Rail — 0.2%
209	Avis Budget Group, Inc.*	2,389
273	Hertz Global Holdings, Inc.*	3,257
		5,646
	Software — 0.6%
91	Factset Research Systems, Inc.	4,790
200	NAVTEQ Corp.*	14,990
		19,780
	Specialty Retail — 14.4%
179	Abercrombie & Fitch Co.	13,878
207	Advance Auto Parts, Inc.	6,943
159	Aeropostale, Inc.*	4,271
376	American Eagle Outfitters, Inc.	8,035
127	AnnTaylor Stores Corp.*	3,050
278	AutoNation, Inc.*	4,050
89	Autozone, Inc.*	10,242
109	Barnes & Noble, Inc.	3,065
542	Bed Bath & Beyond, Inc.*	15,360
697	Best Buy Co., Inc.	29,978
226	Blockbuster, Inc., Class A*	687

See accompanying notes to schedules of portfolio Investments.

119	Borders Group, Inc.	1,102
90	Brown Shoe Co., Inc.	1,321
443	Carmax, Inc.*	8,133
63	Cato Corp. (The), Class A	987
251	Charming Shoppes, Inc.*	1,383
359	Chico’s FAS, Inc.*	3,342
49	Childrens Place Retail Stores, Inc. (The)*	1,047
72	Christopher & Banks Corp.	778
345	Circuit City Stores, Inc.	1,525
124	Coldwater Creek, Inc.*	686
135	Collective Brands, Inc.*	2,129
172	Dick’s Sporting Goods, Inc.*	4,744
91	Dress Barn, Inc.*	1,199
321	Foot Locker, Inc.	3,948
305	GameStop Corp., Class A*	12,920
1,192	Gap, Inc. (The)	24,043
47	Genesco, Inc.*	1,408
47	Group 1 Automotive, Inc.	1,151
112	Guess ?, Inc.	4,607
63	Gymboree Corp.*	2,494
3,441	Home Depot, Inc.	91,358
90	HOT Topic, Inc.*	413
88	J. Crew Group, Inc.*	3,524
3,042	Lowe’s Cos., Inc.	72,917
633	Ltd Brands, Inc.	9,653
101	Men’s Wearhouse, Inc.	2,327
232	O’Reilly Automotive, Inc.*	6,255
559	Office Depot, Inc.*	6,356
152	OfficeMax, Inc.	3,233
144	Pacific Sunwear of California*	1,607
80	PEP Boys-Manny Moe & Jack	915
278	PetSmart, Inc.	5,985
165	Pier 1 Imports, Inc.*	865
268	RadioShack Corp.	4,677
137	Rent-A-Center, Inc.*	2,350
280	Ross Stores, Inc.	7,798
172	Sally Beauty Holdings, Inc.*	1,316
1,448	Staples, Inc.	32,218
47	Talbots, Inc.	384
278	Tiffany & Co.	10,464
911	TJX Cos., Inc.	29,152
70	Tractor Supply Co.*	2,621
51	Tween Brands, Inc.*	1,510
241	Urban Outfitters, Inc.*	6,936
180	Williams-Sonoma, Inc.	4,205
101	Zale Corp.*	1,951
		489,496
	Textiles, Apparel & Luxury Goods — 0.2%
120	Polo Ralph Lauren Corp.	7,463

	Total Common Stock
	(Cost $3,643,532)	3,062,427

Principal Amount
	Repurchase Agreements — 12.9%
$12,069	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $12,072 (b)	12,069

56,897	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $56,912 (c)	56,897

51,725	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $51,738 (d)	51,725

199,092	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $199,143 (e)	199,092

120,691	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $120,722 (f)	120,691

See accompanying notes to schedules of portfolio Investments.

Total Repurchase Agreements
(Cost $440,474)	440,474

Total Investments
(Cost $4,084,006) — 102.7%	3,502,901
Liabilities in excess of other assets — (2.7%)	(93,641)
Net Assets — 100.0%	$3,409,260

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $12,310. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $58,035. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $52,759. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $203,075. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $123,105. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,977
Aggregate gross unrealized depreciation	(748,180)
Net unrealized depreciation	$(603,203)

Federal income tax cost of investments	$4,106,104

Swap Agreements

Ultra Consumer Services had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	03/06/08	$3,739,419	$(33,831)

See accompanying notes to schedules of portfolio Investments.

Ultra Financials

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.0%
	Capital Markets — 14.7%
5,075	Affiliated Managers Group, Inc.*	$488,976
42,239	Ameriprise Financial, Inc.	2,138,983
206,972	Bank of New York Mellon Corp. (The)	9,079,862
19,252	Bear Stearns Cos., Inc. (The)	1,537,465
3,359	BlackRock, Inc.	649,127
171,033	Charles Schwab Corp. (The)	3,353,957
77,261	E*Trade Financial Corp.*	329,904
22,192	Eaton Vance Corp.	706,815
17,339	Federated Investors, Inc., Class B	703,617
30,028	Franklin Resources, Inc.	2,833,742
65,633	Goldman Sachs Group, Inc. (The)	11,133,326
7,981	Investment Technology Group, Inc.*	371,755
31,156	Janus Capital Group, Inc.	754,598
19,247	Jefferies Group, Inc.	341,634
18,462	Knight Capital Group, Inc., Class A*	295,946
10,736	LaBranche & Co., Inc.*	49,815
9,392	Lazard Ltd., Class A	358,680
23,683	Legg Mason, Inc.	1,564,025
97,005	Lehman Brothers Holdings, Inc.	4,946,285
147,271	Merrill Lynch & Co., Inc.	7,298,751
17,488	MF Global Ltd.*	306,914
175,548	Morgan Stanley	7,394,082
34,951	Northern Trust Corp.	2,363,736
3,267	Piper Jaffray Cos.*	126,531
17,341	Raymond James Financial, Inc.	389,652
25,451	SEI Investments Co.	636,530
70,365	State Street Corp.	5,527,171
4,884	SWS Group, Inc.	55,629
48,299	T. Rowe Price Group, Inc.	2,440,548
43,905	TD Ameritrade Holding Corp.*	803,462
15,455	Waddell & Reed Financial, Inc.	484,360
		69,465,878
	Commercial Banks — 16.0%
3,088	Alabama National Bancorporation	247,534
3,488	Amcore Financial, Inc.	67,737
21,799	Associated Banc-Corp.	543,231
14,062	BancorpSouth, Inc.	316,114
9,206	Bank of Hawaii Corp.	442,072
100,291	BB&T Corp.	3,122,059
4,383	BOK Financial Corp.	226,689
9,240	Cathay General Bancorp	202,541
13,958	Citizens Republic Bancorp, Inc.	155,353
7,501	City National Corp.	384,426
28,105	Colonial BancGroup, Inc. (The)	339,508
27,072	Comerica, Inc.	981,089
34,788	Commerce Bancorp, Inc.	1,314,291
12,442	Commerce Bancshares, Inc.	518,209
10,787	Cullen/Frost Bankers, Inc.	551,431
11,219	East West Bancorp, Inc.	211,029
89,186	Fifth Third Bancorp	2,042,359
14,060	First Bancorp/Puerto Rico	127,102
4,818	First Community Bancorp, Inc.	137,313
23,155	First Horizon National Corp.	376,037
9,099	First Midwest Bancorp, Inc.	237,029
13,829	FirstMerit Corp.	259,570
10,954	FNB Corp.	150,179
7,925	Frontier Financial Corp.	118,717
31,443	Fulton Financial Corp.	365,682
4,776	Hancock Holding Co.	176,903
66,257	Huntington Bancshares, Inc.	809,661
9,630	International Bancshares Corp.	208,778
67,133	Keycorp	1,480,283
13,978	M&T Bank Corp.	1,147,314
45,480	Marshall & Ilsley Corp.	1,055,136
103,410	National City Corp.	1,640,083
12,300	Old National Bancorp	190,896
8,195	Pacific Capital Bancorp	171,685
1,849	Park National Corp.	111,865
61,471	PNC Financial Services Group, Inc.	3,776,164
45,936	Popular, Inc.	507,133
7,875	Prosperity Bancshares, Inc.	207,900
6,052	Provident Bankshares Corp.	77,042
125,912	Regions Financial Corp.	2,669,334
12,910	South Financial Group, Inc. (The)	186,291
12,964	Sterling Bancshares, Inc.	120,695

See accompanying notes to schedules of portfolio investments.

9,337	Sterling Financial Corp.	139,028
63,125	SunTrust Banks, Inc.	3,669,456
15,932	Susquehanna Bancshares, Inc.	316,888
6,144	SVB Financial Group*	278,323
49,970	Synovus Financial Corp.	576,154
21,876	TCF Financial Corp.	407,112
9,284	Trustmark Corp.	183,452
313,710	U.S. Bancorp	10,044,994
18,848	UCBH Holdings, Inc.	212,794
10,937	Umpqua Holdings Corp.	154,977
9,564	UnionBanCal Corp.	445,396
7,837	United Bankshares, Inc.	205,878
8,261	United Community Banks, Inc.	117,637
21,981	Valley National Bancorp	410,605
23,515	W Holding Co., Inc.	30,805
360,766	Wachovia Corp.	11,046,655
9,667	Webster Financial Corp.	270,386
579,574	Wells Fargo & Co.	16,940,948
5,062	Westamerica Bancorporation	239,585
12,419	Whitney Holding Corp.	298,180
12,469	Wilmington Trust Corp.	384,045
4,470	Wintrust Financial Corp.	150,863
19,138	Zions Bancorporation	913,840
		75,412,465
	Commercial Services & Supplies — 0.2%
23,754	Equifax, Inc.	812,862

	Consumer Finance — 3.2%
188,283	American Express Co.	7,964,371
20,605	AmeriCredit Corp.*	296,300
75,410	Capital One Financial Corp.	3,471,122
6,055	CompuCredit Corp.*	62,851
78,840	Discover Financial Services	1,189,696
10,964	First Marblehead Corp. (The)	131,897
93,789	SLM Corp.*	1,839,202
		14,955,439
	Diversified Financial Services — 19.7%
816,541	Bank of America Corp.	32,449,339
34,483	CIT Group, Inc.	766,212
935,587	Citigroup, Inc.	22,182,768
9,544	CME Group, Inc.	4,898,935
12,545	IntercontinentalExchange, Inc.*	1,634,614
614,129	JPMorgan Chase & Co.	24,964,344
39,586	Moody’s Corp.	1,503,476
19,118	Nasdaq OMX Group (The)*	793,588
11,114	Nymex Holdings, Inc.	1,097,952
34,589	NYSE Euronext	2,271,460
		92,562,688
	Insurance — 21.4%
59,329	ACE Ltd.	3,336,663
89,291	Aflac, Inc.	5,572,651
1,246	Alleghany Corp.*	449,806
6,289	Allied World Assurance Co. Holdings Ltd.	273,886
103,609	Allstate Corp. (The)	4,945,258
18,655	AMBAC Financial Group, Inc.	207,817
12,451	American Financial Group, Inc.	322,107
404,763	American International Group, Inc.	18,967,194
2,999	American National Insurance	340,237
47,075	AON Corp.	1,958,791
8,107	Arch Capital Group Ltd.*	555,167
17,155	Arthur J. Gallagher & Co.	404,858
13,960	Aspen Insurance Holdings Ltd.	404,002
17,590	Assurant, Inc.	1,100,255
10,963	Assured Guaranty Ltd.	281,201
25,269	Axis Capital Holdings Ltd.	931,668
20,504	Brown & Brown, Inc.	365,586
69,404	Chubb Corp.	3,532,664
28,160	Cincinnati Financial Corp.	1,046,707
9,683	Commerce Group, Inc.	350,912
34,395	Conseco, Inc.*	403,453
7,902	Delphi Financial Group, Inc.	238,324
10,738	Endurance Specialty Holdings Ltd.	422,003
7,983	Erie Indemnity Co., Class A	393,961
11,248	Everest Re Group Ltd.	1,089,706
39,205	Fidelity National Financial, Inc., Class A	690,400
14,433	First American Corp.	502,701
79,812	Genworth Financial, Inc.	1,850,042
9,332	Hanover Insurance Group, Inc. (The)	407,715
57,740	Hartford Financial Services Group, Inc.	4,036,026
20,375	HCC Insurance Holdings, Inc.	490,223
6,469	Hilb Rogal & Hobbs Co.	198,081
7,813	Horace Mann Educators Corp.	135,790
10,987	IPC Holdings Ltd.	297,967

See accompanying notes to schedules of portfolio investments.

48,981	Lincoln National Corp.	2,503,419
81,459	Loews Corp.	3,408,245
1,697	Markel Corp.*	788,681
98,548	Marsh & McLennan Cos., Inc.	2,510,018
37,766	MBIA, Inc.	489,825
4,738	Mercury General Corp.	216,053
81,937	MetLife, Inc.	4,773,650
17,319	Montpelier Re Holdings Ltd.	275,545
6,673	National Financial Partners Corp.	158,617
8,238	Nationwide Financial Services	339,818
42,166	Old Republic International Corp.	578,518
9,776	PartnerRe Ltd.	751,677
10,934	Philadelphia Consolidated Holding Co.*	370,881
19,224	Phoenix Cos., Inc. (The)	218,769
10,679	Platinum Underwriters Holdings Ltd.	368,426
47,304	Principal Financial Group, Inc.	2,612,600
5,122	ProAssurance Corp.*	272,337
118,148	Progressive Corp. (The)	2,165,653
12,600	Protective Life Corp.	486,234
81,867	Prudential Financial, Inc.	5,973,835
5,037	Reinsurance Group of America, Inc.	275,574
12,256	RenaissanceRe Holdings Ltd.	672,854
3,479	RLI Corp.	181,708
17,223	Safeco Corp.	796,736
9,575	Selective Insurance Group	227,502
9,194	StanCorp Financial Group, Inc.	451,333
17,051	Torchmark Corp.	1,027,493
4,740	Transatlantic Holdings, Inc.	319,476
117,404	Travelers Cos., Inc. (The)	5,448,720
8,224	Unitrin, Inc.	292,774
65,710	Unum Group	1,505,416
1,488	White Mountains Insurance Group Ltd.	734,179
20,131	Willis Group Holdings Ltd.	661,303

See accompanying notes to schedules of portfolio investments.

28,678	WR Berkley Corp.	825,640
32,663	XL Capital Ltd., Class A	1,177,828
6,539	Zenith National Insurance Corp.	222,849
		100,588,008
	IT Services — 0.5%
12,535	Mastercard, Inc., Class A	2,381,650
1	Metavante Technologies, Inc.*	22
15,423	MoneyGram International, Inc.	56,448
		2,438,120
	Real Estate Investment Trusts — 10.1%
6,026	Alexandria Real Estate Equities, Inc.	553,187
17,629	AMB Property Corp.	884,623
23,420	American Financial Realty Trust	181,037
82,379	Annaly Capital Management, Inc.	1,704,422
17,653	Apartment Investment & Management Co.	608,146
14,276	AvalonBay Communities, Inc.	1,319,531
12,204	BioMed Realty Trust, Inc.	267,512
21,782	Boston Properties, Inc.	1,876,955
15,772	Brandywine Realty Trust	264,023
9,347	BRE Properties, Inc.	402,482
9,773	Camden Property Trust	464,120
28,158	CapitalSource, Inc.	446,023
12,196	CBL & Associates Properties, Inc.	284,777
8,101	Colonial Properties Trust	197,340
8,248	Corporate Office Properties Trust SBI MD	252,719
7,669	Cousins Properties, Inc.	186,050
30,218	DCT Industrial Trust, Inc.	270,753
22,149	Developers Diversified Realty Corp.	854,065
17,319	DiamondRock Hospitality Co.	216,314
10,866	Digital Realty Trust, Inc.	390,089
17,592	Douglas Emmett, Inc.	372,774
26,557	Duke Realty Corp.	608,686
4,907	Entertainment Properties Trust	229,991
4,369	Equity Lifestyle Properties, Inc.	199,576
48,956	Equity Residential	1,869,140
4,637	Essex Property Trust, Inc.	487,070
10,594	Federal Realty Investment Trust	759,378
11,126	FelCor Lodging Trust, Inc.	140,410
7,992	First Industrial Realty Trust, Inc.	242,797
11,314	Franklin Street Properties Corp.	142,783
25,157	Friedman Billings Ramsey Group, Inc., Class A	62,641
42,090	General Growth Properties, Inc.	1,486,198
39,257	HCP, Inc.	1,145,519
15,549	Health Care REIT, Inc.	639,997
9,309	Healthcare Realty Trust, Inc.	221,461
10,623	Highwoods Properties, Inc.	313,166
6,154	Home Properties, Inc.	283,207
17,150	Hospitality Properties Trust	623,059
94,400	Host Hotels & Resorts, Inc.	1,528,336
40,880	HRPT Properties Trust	281,254
23,223	iStar Financial, Inc.	457,725
6,069	Kilroy Realty Corp.	287,853
39,551	Kimco Realty Corp.	1,335,637
7,540	LaSalle Hotel Properties	217,906
10,969	Lexington Realty Trust	158,721
16,927	Liberty Property Trust	502,901
12,879	Macerich Co. (The)	824,256
12,416	Mack-Cali Realty Corp.	428,228
6,430	Maguire Properties, Inc.	146,090
4,651	Mid-America Apartment Communities, Inc.	225,527
12,790	National Retail Properties, Inc.	264,753
17,065	Nationwide Health Properties, Inc.	517,581
9,504	Newcastle Investment Corp.	102,168
6,671	Pennsylvania Real Estate Investment Trust	164,974
31,334	Plum Creek Timber Co., Inc.	1,274,980
7,843	Post Properties, Inc.	329,877

See accompanying notes to schedules of portfolio investments.

7,451	Potlatch Corp.	307,503
46,800	Prologis	2,521,584
23,442	Public Storage	1,907,241
11,030	RAIT Financial Trust	84,380
14,082	Rayonier, Inc.	599,189
18,574	Realty Income Corp.	427,388
4,758	Redwood Trust, Inc.	159,012
12,561	Regency Centers Corp.	745,495
17,100	Senior Housing Properties Trust	363,717
40,676	Simon Property Group, Inc.	3,408,649
10,858	SL Green Realty Corp.	993,507
13,798	Strategic Hotels & Resorts, Inc.	196,484
10,929	Sunstone Hotel Investors, Inc.	171,148
9,493	Taubman Centers, Inc.	462,784
23,641	Thornburg Mortgage, Inc.	210,405
24,724	UDR, Inc.	552,581
23,901	Ventas, Inc.	999,540
25,473	Vornado Realty Trust	2,128,524
8,176	Washington Real Estate Investment Trust	260,978
14,232	Weingarten Realty Investors	456,990
		47,457,887
	Real Estate Management & Development — 0.6%
37,478	Brookfield Properties Corp.	698,590
37,273	CB Richard Ellis Group, Inc., Class A*	747,696
11,377	Forest City Enterprises, Inc., Class A	399,902
6,101	Forestar Real Estate Group, Inc.*	148,742
6,510	Jones Lang LaSalle, Inc.	497,299
13,816	St. Joe Co. (The)	531,225
		3,023,454
	Thrifts & Mortgage Finance — 3.6%
3,312	Anchor Bancorp Wisconsin, Inc.	62,696
15,915	Astoria Financial Corp.	416,495
104,868	Countrywide Financial Corp.	661,717
5,976	Dime Community Bancshares	90,955
3,471	Downey Financial Corp.	90,905
177,503	Fannie Mae	4,907,958
18,998	First Niagara Financial Group, Inc.	216,957
2,790	FirstFed Financial Corp.*	87,187
119,700	Freddie Mac	3,014,046
12,594	Fremont General Corp.*	12,594
3,985	Guaranty Financial Group, Inc.*	52,164
87,685	Hudson City Bancorp, Inc.	1,391,561
14,387	IndyMac Bancorp, Inc.	88,480
14,507	MGIC Investment Corp.	214,849
58,428	New York Community Bancorp, Inc.	954,129
19,023	NewAlliance Bancshares, Inc.	216,482
31,033	People’s United Financial, Inc.	523,216
3,449	PFF Bancorp, Inc.	29,213
14,451	PMI Group, Inc. (The)	105,059
10,713	Provident Financial Services, Inc.	128,449
14,382	Radian Group, Inc.	102,400
59,860	Sovereign Bancorp, Inc.	660,256
13,795	Trustco Bank Corp. NY	119,327
15,711	Washington Federal, Inc.	356,640
156,981	Washington Mutual, Inc.	2,323,319
		16,827,054
	Total Common Stock
	(Cost $465,049,322)	423,543,855

Principal Amount
Repurchase Agreements — 10.6%
$1,362,014	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $1,362,349 (b)	1,362,014

See accompanying notes to schedules of portfolio investments.

6,420,922	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $6,422,559 (c)	6,420,922

5,837,202	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $5,838,725 (d)	5,837,202

22,467,868	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $22,473,635 (e)	22,467,868

13,620,137	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $13,623,633 (f)	13,620,137

	Total Repurchase Agreements
	(Cost $49,708,143)	49,708,143

	Total Investments
	(Cost $514,757,465) — 100.6%	473,251,998
	Liabilities in excess of other assets — (0.6%)	(2,866,555)
	Net Assets — 100.0%	$470,385,443

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $1,389,257. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $6,549,346.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $5,953,979. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $22,917,301. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $13,892,551. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,146,736
Aggregate gross unrealized depreciation	(46,217,043)
Net unrealized depreciation	$(45,070,307)

Federal income tax cost of investments	$518,322,305

Swap Agreements

Ultra Financials had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/08	$541,723,364	$(28,874,552)

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.1%
	Biotechnology — 13.0%
58	Abraxis Bioscience, Inc.*	$3,536
372	Alexion Pharmaceuticals, Inc.*	22,547
1,032	Alkermes, Inc.*	13,354
11,144	Amgen, Inc.*	507,275
1,388	Amylin Pharmaceuticals, Inc.*	36,740
800	Applera Corp.- Celera Group*	11,088
3,018	Biogen Idec, Inc.*	176,131
975	BioMarin Pharmaceutical, Inc.*	37,089
3,947	Celgene Corp.*	222,492
676	Cephalon, Inc.*	40,790
556	Cubist Pharmaceuticals, Inc.*	10,119
558	CV Therapeutics, Inc.*	3,259
437	Enzon Pharmaceuticals, Inc.*	3,754
4,740	Genentech, Inc.*	359,055
2,673	Genzyme Corp.*	189,569
9,526	Gilead Sciences, Inc.*	450,770
1,384	Human Genome Sciences, Inc.*	8,180
618	ImClone Systems, Inc.*	27,816
785	Incyte Corp.*	7,779
307	InterMune, Inc.*	4,323
1,281	Medarex, Inc.*	11,913
3,277	Millennium Pharmaceuticals, Inc.*	45,845
437	Myriad Genetics, Inc.*	16,178
376	Neurocrine Biosciences, Inc.*	1,884
553	Onyx Pharmaceuticals, Inc.*	15,108
600	OSI Pharmaceuticals, Inc.*	21,570
1,203	PDL BioPharma, Inc.*	19,224
660	Regeneron Pharmaceuticals, Inc.*	13,048
544	Savient Pharmaceuticals, Inc.*	12,338
536	Theravance, Inc.*	8,817
192	United Therapeutics Corp.*	16,161
1,345	Vertex Pharmaceuticals, Inc.*	23,538
		2,341,290
	Health Care Equipment & Supplies — 17.3%
607	Advanced Medical Optics, Inc.*	13,888
785	Alcon, Inc.	113,613
733	American Medical Systems Holdings, Inc.*	10,694
292	Arthrocare Corp.*	11,724
6,492	Baxter International, Inc.	383,158
654	Beckman Coulter, Inc.	44,145
2,361	Becton Dickinson & Co.	213,482
14,080	Boston Scientific Corp.*	177,267
470	Cooper Cos., Inc. (The)	16,069
5,078	Covidien Ltd.	217,288
1,038	CR Bard, Inc.	98,392
126	Datascope Corp.	4,385
1,456	Dentsply International, Inc.	56,842
602	Edwards Lifesciences Corp.*	26,253
549	Gen-Probe, Inc.*	26,248
252	Haemonetics Corp.*	14,641
602	Hillenbrand Industries, Inc.	31,587
1,279	Hologic, Inc.*	77,136
1,589	Hospira, Inc.*	67,628
617	Idexx Laboratories, Inc.*	34,225
722	Immucor, Inc.*	21,516
378	Intuitive Surgical, Inc.*	106,566
310	Invacare Corp.	7,738
742	Inverness Medical Innovations, Inc.*	21,629
547	Kinetic Concepts, Inc.*	28,110
11,689	Medtronic, Inc.	576,969
355	Mentor Corp.	10,529
790	Resmed, Inc.*	31,987
738	Respironics, Inc.*	48,472

See accompanying notes to schedules of portfolio investments.

3,503	St. Jude Medical, Inc.*	150,559
658	STERIS Corp.	16,200
3,214	Stryker Corp.	209,264
1,282	Varian Medical Systems, Inc.*	67,241
2,436	Zimmer Holdings, Inc.*	183,406
		3,118,851
	Health Care Providers & Services — 15.0%
5,140	Aetna, Inc.	254,944
541	AMERIGROUP Corp.*	19,476
436	Apria Healthcare Group, Inc.*	9,466
419	Brookdale Senior Living, Inc.	10,932
435	Centene Corp.*	7,795
2,855	Cigna Corp.	127,276
976	Community Health Systems, Inc.*	30,324
1,588	Coventry Health Care, Inc.*	82,370
1,092	DaVita, Inc.*	54,196
2,183	Express Scripts, Inc.*	129,015
2,475	Health Management Associates, Inc., Class A*	13,241
1,140	Health Net, Inc.*	50,092
798	Healthsouth Corp.*	12,832
364	Healthways, Inc.*	12,503
907	Henry Schein, Inc.*	54,257
1,700	Humana, Inc.*	116,161
1,167	Laboratory Corp. of America Holdings*	90,221
597	LifePoint Hospitals, Inc.*	14,961
834	Lincare Holdings, Inc.*	27,105
412	Magellan Health Services, Inc.*	17,852
5,470	Medco Health Solutions, Inc.*	242,376
349	Odyssey HealthCare, Inc.*	3,050
417	Owens & Minor, Inc.	17,918
1,329	Patterson Cos., Inc.*	46,781
491	Pediatrix Medical Group, Inc.*	32,411
295	PharMerica Corp.*	4,342
665	PSS World Medical, Inc.*	11,638
551	Psychiatric Solutions, Inc.*	15,588
1,529	Quest Diagnostics, Inc.	72,887
437	Sunrise Senior Living, Inc.*	11,965
4,848	Tenet Healthcare Corp.*	23,319
13,228	UnitedHealth Group, Inc.	614,837
531	Universal Health Services, Inc., Class B	28,366
426	WellCare Health Plans, Inc.*	20,337
5,867	WellPoint, Inc.*	411,159
		2,691,993
	Life Sciences Tools & Services — 4.0%
714	Affymetrix, Inc.*	13,694
1,711	Applera Corp. - Applied Biosystems Group	57,678
185	Bio-Rad Laboratories, Inc., Class A*	17,471
682	Charles River Laboratories International, Inc.*	39,952
660	Covance, Inc.*	55,711
370	Enzo Biochem, Inc.*	3,485
554	Illumina, Inc.*	40,115
480	Invitrogen Corp.*	40,555
553	Millipore Corp.*	38,655
925	Nektar Therapeutics*	6,429
295	Parexel International Corp.*	16,210
1,079	Pharmaceutical Product Development, Inc.	48,631
413	Techne Corp.*	28,245
4,304	Thermo Fisher Scientific, Inc.*	240,723
308	Varian, Inc.*	16,678
1,027	Waters Corp.*	61,219
		725,451
	Pharmaceuticals — 42.8%
15,764	Abbott Laboratories	844,162
3,095	Allergan, Inc.	183,317
436	Alpharma, Inc., Class A*	10,978
242	APP Pharmaceuticals, Inc.*	2,720
1,095	Barr Pharmaceuticals, Inc.*	51,629
20,175	Bristol-Myers Squibb Co.	456,157
9,895	Eli Lilly & Co.	494,948
1,379	Endo Pharmaceuticals Holdings, Inc.*	36,212

See accompanying notes to schedules of portfolio investments.

3,204	Forest Laboratories, Inc.*	127,423
29,332	Johnson & Johnson	1,817,411
2,481	King Pharmaceuticals, Inc.*	26,299
537	Medicines Co. (The)*	10,343
559	Medicis Pharmaceutical Corp., Class A	11,465
22,303	Merck & Co., Inc.	988,023
3,095	Mylan, Inc.	36,645
248	Noven Pharmaceuticals, Inc.*	3,363
355	Par Pharmaceutical Cos., Inc.*	6,280
795	Perrigo Co.	26,569
69,970	Pfizer, Inc.	1,558,932
16,603	Schering-Plough Corp.	360,285
1,148	Sepracor, Inc.*	24,647
798	Valeant Pharmaceuticals International*	10,972
1,039	Watson Pharmaceuticals, Inc.*	28,895
13,656	Wyeth	595,675
		7,713,350
	Total Common Stock
	(Cost $17,429,280)	16,590,935

Principal Amount
	Repurchase Agreements — 13.3%
$65,514	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $65,530 (b)	65,514

308,851	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $308,930 (c)	308,851

280,774	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $280,847 (d)	280,774

1,080,722	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,080,999 (e)	1,080,722

655,139	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $655,307 (f)	655,139

	Total Repurchase Agreements
	(Cost $2,391,000)	2,391,000

	Total Investments
	(Cost $19,820,280) — 105.4%	18,981,935
	Liabilities in excess of other assets — (5.4%)	(967,983)
	Net Assets — 100.0%	$18,013,952

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $66,824. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $315,029.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

See accompanying notes to schedules of portfolio investments.

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $286,391. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $1,102,340. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $668,242. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,507
Aggregate gross unrealized depreciation	(1,421,028)
Net unrealized depreciation	$(1,063,521)

Federal income tax cost of investments	$20,045,456

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	03/06/08	$12,272,150	$(279,076)

Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	12/08/08	8,000,000	(699,896)
			$(978,972)

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 91.2%
	Aerospace & Defense — 16.8%
176	AAR Corp.*	$4,557
153	Alliant Techsystems, Inc.*	16,056
431	BE Aerospace, Inc.*	14,783
3,257	Boeing Co.	269,647
118	Ceradyne, Inc.*	3,671
206	Curtiss-Wright Corp.	8,664
193	DRS Technologies, Inc.	10,825
139	Esterline Technologies Corp.*	7,284
1,579	General Dynamics Corp.	129,241
589	Goodrich Corp.	34,887
443	Hexcel Corp.*	8,944
3,220	Honeywell International, Inc.	185,279
590	L-3 Communications Holdings, Inc.	62,711
1,546	Lockheed Martin Corp.	159,547
178	Moog, Inc., Class A*	7,305
1,481	Northrop Grumman Corp.	116,421
280	Orbital Sciences Corp.*	6,062
646	Precision Castparts Corp.	71,312
2,017	Raytheon Co.	130,782
767	Rockwell Collins, Inc.	45,176
483	Spirit Aerosystems Holdings, Inc., Class A*	13,051
292	Taser International, Inc.*	3,291
152	Teledyne Technologies, Inc.*	6,749
4,319	United Technologies Corp.	304,533
		1,620,778
	Air Freight & Logistics — 4.5%
799	CH Robinson Worldwide, Inc.	40,565
1,001	Expeditors International Washington, Inc.	39,359
1,342	FedEx Corp.	118,271
140	Forward Air Corp.	4,109
163	Pacer International, Inc.	2,505
3,207	United Parcel Service, Inc., Class B	225,260
419	UTi Worldwide, Inc.	7,031
		437,100
	Building Products — 1.1%
284	Lennox International, Inc.	10,690
1,733	Masco Corp.	32,390
94	NCI Building Systems, Inc.*	2,852
416	Owens Corning, Inc.*	7,846
175	Simpson Manufacturing Co., Inc.	4,193
806	Trane, Inc.	36,310
339	USG Corp.*	11,536
		105,817
	Chemicals — 0.2%
680	Nalco Holding Co.	14,688

	Commercial Services & Supplies — 4.1%
112	Administaff, Inc.	2,762
1,346	Allied Waste Industries, Inc.*	13,918
125	Bowne & Co., Inc.	1,659
193	Brink’s Co. (The)	12,917
335	ChoicePoint, Inc.*	16,214
645	Cintas Corp.	18,563
172	Corporate Executive Board Co.	6,985
574	Corrections Corp. of America*	15,418
503	Covanta Holding Corp.*	14,426
240	Deluxe Corp.	4,999
226	FTI Consulting, Inc.*	14,351
101	G&K Services, Inc., Class A	3,864
381	Manpower, Inc.	21,603
106	Mine Safety Appliances Co.	4,252
539	Monster Worldwide, Inc.*	14,332
224	Navigant Consulting, Inc.*	3,653
250	PHH Corp.*	5,060
1,008	R.R. Donnelley & Sons Co.	32,085
777	Republic Services, Inc.	23,722
228	Resources Connection, Inc.	3,671
757	Robert Half International, Inc.	20,401

See accompanying notes to schedules of portfolio investments.

267	Spherion Corp.*	1,730
415	Stericycle, Inc.*	22,364
188	TeleTech Holdings, Inc.*	4,243
271	Tetra Tech, Inc.*	5,114
205	TrueBlue, Inc.*	2,560
116	United Stationers, Inc.*	5,726
91	Viad Corp.	3,155
322	Waste Connections, Inc.*	9,776
2,392	Waste Management, Inc.	78,529
200	Watson Wyatt Worldwide, Inc., Class A	10,610
		398,662
	Communications Equipment — 0.2%
80	Black Box Corp.	2,480
311	CommScope, Inc.*	13,025
528	Powerwave Technologies, Inc.*	1,510
		17,015
	Construction & Engineering — 2.5%
302	EMCOR Group, Inc.*	7,275
414	Fluor Corp.	57,650
672	Foster Wheeler Ltd.*	43,983
162	Granite Construction, Inc.	4,891
127	Insituform Technologies, Inc.*	1,774
563	Jacobs Engineering Group, Inc.*	45,203
788	KBR, Inc.*	26,264
797	Quanta Services, Inc.*	19,032
356	Shaw Group, Inc. (The)*	22,919
375	URS Corp.*	15,105
		244,096
	Construction Materials — 0.7%
205	Eagle Materials, Inc.	7,290
199	Headwaters, Inc.*	2,440
197	Martin Marietta Materials, Inc.	21,197
129	Texas Industries, Inc.	7,430
452	Vulcan Materials Co.	31,685
		70,042
	Containers & Packaging — 1.8%
303	Aptargroup, Inc.	11,356
472	Ball Corp.	20,815
472	Bemis Co., Inc.	11,715
750	Crown Holdings, Inc.*	18,683
686	Owens-Illinois, Inc.*	38,725
437	Packaging Corp. of America	9,959
614	Pactiv Corp.*	15,547
758	Sealed Air Corp.	18,351
1,192	Smurfit-Stone Container Corp.*	9,476
466	Sonoco Products Co.	13,127
459	Temple-Inland, Inc.	6,302
		174,056
	Electrical Equipment — 4.3%
200	Acuity Brands, Inc.	8,882
497	Ametek, Inc.	21,167
199	Baldor Electric Co.	5,705
210	Belden, Inc.	8,253
238	Brady Corp., Class A	7,278
973	Cooper Industries Ltd., Class A	40,798
3,726	Emerson Electric Co.	189,877
185	Energy Conversion Devices, Inc.*	4,916
245	General Cable Corp.*	15,121
492	GrafTech International Ltd.*	7,882
239	Hubbell, Inc., Class B	10,843
353	Power-One, Inc.*	918
149	Regal-Beloit Corp.	5,501
626	Rockwell Automation, Inc.	34,249
416	Roper Industries, Inc.	23,462
176	Sunpower Corp., Class A*	11,567
274	Thomas & Betts Corp.*	11,001
278	Woodward Governor Co.	7,943
		415,363
	Electronic Equipment & Instruments — 4.2%
1,819	Agilent Technologies, Inc.*	55,680
839	Amphenol Corp., Class A	31,018
150	Anixter International, Inc.*	9,809
584	Arrow Electronics, Inc.*	19,044
703	Avnet, Inc.*	23,698

See accompanying notes to schedules of portfolio investments.

240	AVX Corp.	3,010
338	Benchmark Electronics, Inc.*	5,678
186	Checkpoint Systems, Inc.*	4,501
185	Cognex Corp.	3,576
170	CTS Corp.	1,649
121	Electro Scientific Industries, Inc.*	1,959
3,892	Flextronics International Ltd.*	39,465
622	Flir Systems, Inc.*	17,702
142	Itron, Inc.*	13,537
846	Jabil Circuit, Inc.	10,930
395	Kemet Corp.*	1,959
106	Littelfuse, Inc.*	3,304
174	Methode Electronics, Inc.	1,853
171	Mettler Toledo International, Inc.*	16,707
316	Molex, Inc.	7,119
352	Molex, Inc., Class A	7,663
273	National Instruments Corp.	7,060
168	Newport Corp.*	1,766
154	Orbotech Ltd.*	2,786
86	Park Electrochemical Corp.	2,025
217	Plexus Corp.*	5,375
2,502	Sanmina-SCI Corp.*	4,128
190	Technitrol, Inc.	4,182
564	Trimble Navigation Ltd.*	15,420
2,325	Tyco Electronics Ltd.	76,493
811	Vishay Intertechnology, Inc.*	7,404
		406,500
	Health Care Equipment & Supplies — 0.1%
155	West Pharmaceutical Services, Inc.	6,401

	Health Care Technology — 0.3%
853	HLTH Corp.*	10,100
920	IMS Health, Inc.	20,709
		30,809
	Household Durables — 0.5%
716	Fortune Brands, Inc.	46,526

	Industrial Conglomerates — 21.4%
3,105	3M Co.	243,432
294	Carlisle Cos., Inc.	10,740
47,528	General Electric Co.	1,575,078
1,056	McDermott International, Inc.*	55,144
183	Teleflex, Inc.	10,349
1,175	Textron, Inc.	63,650
2,325	Tyco International, Ltd.	93,139
244	Walter Industries, Inc.	13,330
		2,064,862
	Internet Software & Services — 0.1%
192	VistaPrint Ltd.*	6,033

	IT Services — 5.8%
2,826	Accenture Ltd., Class A	99,617
328	Acxiom Corp.	4,169
441	Affiliated Computer Services, Inc., Class A*	22,381
368	Alliance Data Systems Corp.*	18,632
2,496	Automatic Data Processing, Inc.	99,715
947	BearingPoint, Inc.*	1,534
651	Broadridge Financial Solutions, Inc.	12,467
614	Convergys Corp.*	8,866
904	Fidelity National Information Services, Inc.	37,507
778	Fiserv, Inc.*	40,938
69	Forrester Research, Inc.*	1,838
370	Global Payments, Inc.	14,678
461	Hewitt Associates, Inc., Class A*	18,191
856	Iron Mountain, Inc.*	25,748
526	Metavante Technologies, Inc.*	11,398
473	MPS Group, Inc.*	5,392
361	NeuStar, Inc., Class A*	9,263
1,584	Paychex, Inc.	49,833
3,532	Western Union Co. (The)	73,466
		555,633
	Life Sciences Tools & Services — 0.2%
88	Dionex Corp.*	6,496
555	PerkinElmer, Inc.	13,775
		20,271
	Machinery — 14.3%
262	Actuant Corp., Class A	7,043
428	AGCO Corp.*	27,760
123	Albany International Corp.	4,223
78	Astec Industries, Inc.*	2,953
174	Bucyrus International, Inc.	17,379
3,036	Caterpillar, Inc.	219,594
236	Clarcor, Inc.	8,449
244	Crane Co.	10,060
856	Cummins, Inc.	43,125
1,158	Danaher Corp.	85,866
2,072	Deere & Co.	176,555

See accompanying notes to schedules of portfolio investments.

330	Donaldson Co., Inc.	13,913
936	Dover Corp.	38,853
687	Eaton Corp.	55,393
121	ESCO Technologies, Inc.*	4,000
270	Flowserve Corp.	29,403
245	Gardner Denver, Inc.*	9,043
297	Graco, Inc.	10,309
397	Harsco Corp.	22,427
378	IDEX Corp.	11,400
2,198	Illinois Tool Works, Inc.	107,856
1,282	Ingersoll-Rand Co., Ltd., Class A	53,665
853	ITT Corp.	47,973
508	Joy Global, Inc.	33,716
133	Kaydon Corp.	5,680
365	Kennametal, Inc.	11,085
191	Lincoln Electric Holdings, Inc.	12,824
611	Manitowoc Co., Inc. (The)	24,892
176	Mueller Industries, Inc.	5,056
403	Mueller Water Products, Inc., Class B	3,510
143	Nordson Corp.	7,349
344	Oshkosh Corp.	13,784
1,730	PACCAR, Inc.	75,047
575	Pall Corp.	22,638
791	Parker Hannifin Corp.	51,122
468	Pentair, Inc.	15,266
245	SPX Corp.	25,063
484	Terex Corp.*	32,646
357	Timken Co.	10,756
186	Toro Co.	8,961
374	Trinity Industries, Inc.	10,536
142	Wabash National Corp.	1,122
229	Wabtec Corp.	7,926
		1,386,221
	Marine — 0.2%
204	Alexander & Baldwin, Inc.	8,984
183	American Commercial Lines, Inc.*	3,111
247	Kirby Corp.*	11,135
		23,230
	Metals & Mining — 0.1%
176	Quanex Corp.	9,055

	Multi-Utilities — 0.2%
791	MDU Resources Group, Inc.	20,772

	Office Electronics — 0.1%
320	Zebra Technologies Corp.*	10,662

	Oil, Gas & Consumable Fuels — 0.3%
122	General Maritime Corp.	2,872
134	Overseas Shipholding Group, Inc.	8,404
202	Teekay Corp.	8,682
135	World Fuel Services Corp.	4,223
		24,181
	Paper & Forest Products — 0.3%
492	Louisiana-Pacific Corp.	5,353
863	MeadWestvaco Corp.	22,145
		27,498
	Road & Rail — 5.7%
107	Arkansas Best Corp.	2,858
1,469	Burlington Northern Santa Fe Corp.	128,949
211	Con-way, Inc.	9,560

See accompanying notes to schedules of portfolio investments.

1,978	CSX Corp.	95,972
146	Genesee & Wyoming, Inc.*	4,526
399	JB Hunt Transport Services, Inc.	10,921
363	Kansas City Southern*	12,995
253	Landstar System, Inc.	11,734
1,822	Norfolk Southern Corp.	96,366
145	Old Dominion Freight Line, Inc.*	3,951
271	Ryder System, Inc.	15,612
1,235	Union Pacific Corp.	154,079
239	Werner Enterprises, Inc.	4,252
271	YRC Worldwide, Inc.*	3,729
		555,504
	Semiconductors & Semiconductor Equipment — 0.0%
140	Veeco Instruments, Inc.*	2,170

	Specialty Retail — 0.3%
496	Sherwin-Williams Co. (The)	25,683

	Trading Companies & Distributors — 0.9%
653	Fastenal Co.	26,551
199	GATX Corp.	7,160
114	Kaman Corp.	2,736
224	MSC Industrial Direct Co.	9,090
366	United Rentals, Inc.*	7,357
113	Watsco, Inc.	4,294
207	WESCO International, Inc.*	8,280
314	WW Grainger, Inc.	23,129
		88,597
	Total Common Stock
	(Cost $9,318,293)	8,808,225

Principal
Amount
	Repurchase Agreements — 21.3%
$56,372	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $56,386 (b)	56,372

265,753	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $265,821 (c)	265,753

241,594	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $241,657 (d)	241,594

929,915	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $930,154 (e)	929,915

563,720	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $563,865 (f)	563,720

	Total Repurchase Agreements
	(Cost $2,057,354)	2,057,354

	Total Investments
	(Cost $11,375,647) — 112.5%	10,865,579
	Liabilities in excess of other assets — (12.5%)	(1,203,953)
	Net Assets — 100.0%	$9,661,626

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $57,499. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $271,069. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $246,427. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $948,517. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $574,994. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,280
Aggregate gross unrealized depreciation	(900,459)
Net unrealized depreciation	$(546,179)

Federal income tax cost of investments	$11,411,758

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 29, 2008:

	Termination	Notional Amount	Unrealized
	Date	at Value	Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	03/06/08	$2,411,137	$(17,256)

Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	9,200,000	(1,154,718)
			$(1,171,974)

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.1%
	Energy Equipment & Services — 20.8%
940	Atwood Oceanics, Inc.*	$87,505
11,266	Baker Hughes, Inc.	758,089
10,297	BJ Services Co.	267,104
786	Bristow Group, Inc.*	41,469
7,639	Cameron International Corp.*	324,505
820	Core Laboratories NV*	99,712
2,298	Diamond Offshore Drilling, Inc.	277,667
3,002	Dresser-Rand Group, Inc.*	102,278
5,087	ENSCO International, Inc.	304,406
2,318	Exterran Holdings, Inc.*	161,449
4,563	FMC Technologies, Inc.*	258,540
3,070	Global Industries Ltd.*	56,519
4,496	Grant Prideco, Inc.*	226,913
6,492	Grey Wolf, Inc.*	40,250
30,951	Halliburton Co.	1,185,423
2,932	Helix Energy Solutions Group, Inc.*	103,265
3,359	Helmerich & Payne, Inc.	150,584
3,101	Hercules Offshore, Inc.*	78,579
2,524	ION Geophysical Corp.*	33,544
4,632	Key Energy Services, Inc.*	62,578
9,883	Nabors Industries Ltd.*	311,611
12,467	National Oilwell Varco, Inc. *	776,694
3,142	Newpark Resources*	13,919
9,433	Noble Corp.	463,632
1,917	Oceaneering International, Inc.*	115,020
1,737	Oil States International, Inc.*	73,232
3,926	Parker Drilling Co.*	26,029
5,442	Patterson-UTI Energy, Inc.	129,139
5,821	Pride International, Inc.*	206,296
3,880	Rowan Cos., Inc.	156,403
41,871	Schlumberger Ltd.	3,619,748
827	SEACOR Holdings, Inc.*	79,384
7,024	Smith International, Inc.	442,723
2,833	Superior Energy Services*	115,275
2,606	Tetra Technologies, Inc.*	44,771
1,960	Tidewater, Inc.	110,054
10,872	Transocean, Inc.*	1,527,625
1,624	Unit Corp.*	89,564
1,064	W-H Energy Services, Inc.*	66,894
11,931	Weatherford International Ltd.*	822,284
		13,810,676

	Multi-Utilities — 0.1%
3,216	OGE Energy Corp.	104,424

	Oil, Gas & Consumable Fuels — 68.2%
16,444	Anadarko Petroleum Corp.	1,048,141
11,523	Apache Corp.	1,321,803
1,241	Berry Petroleum Co., Class A	51,017
3,416	Cabot Oil & Gas Corp.	169,946
1,567	Cheniere Energy, Inc.*	45,960
15,713	Chesapeake Energy Corp.	710,542
74,881	Chevron Corp.	6,489,187
2,901	Cimarex Energy Co.	152,883
1,561	Comstock Resources, Inc.*	56,664
52,007	ConocoPhillips	4,301,499
1,614	Crosstex Energy, Inc.	57,700
2,305	Delta Petroleum Corp.*	55,228
8,486	Denbury Resources, Inc.*	270,618
14,723	Devon Energy Corp.	1,512,347
24,776	El Paso Corp.	403,849
1,787	Encore Acquisition Co.*	65,762
8,578	EOG Resources, Inc.	1,020,696
2,962	EXCO Resources, Inc.*	51,391

See accompanying notes to schedules of portfolio investments.

191,916	Exxon Mobil Corp.	16,698,611
2,739	Forest Oil Corp.*	135,115
3,701	Frontier Oil Corp.	132,163
10,020	Hess Corp.	933,664
1,614	Holly Corp.	86,171
24,949	Marathon Oil Corp.	1,326,289
2,820	Mariner Energy, Inc.*	78,199
6,215	Murphy Oil Corp.	499,562
4,533	Newfield Exploration Co.*	251,037
5,996	Noble Energy, Inc.	464,090
29,290	Occidental Petroleum Corp.	2,266,167
1,322	Penn Virginia Corp.	56,264
6,572	PetroHawk Energy Corp.*	118,822
4,198	Pioneer Natural Resources Co.	188,028
3,934	Plains Exploration & Production Co.*	212,436
3,900	Quicksilver Resources, Inc.*	134,160
5,216	Range Resources Corp.	319,115
5,942	Southwestern Energy Co.*	387,597
2,204	St. Mary Land & Exploration Co.	81,283
923	Stone Energy Corp.*	46,851
4,132	Sunoco, Inc.	252,383
1,049	Swift Energy Co.*	50,069
4,800	Tesoro Corp.	178,272
5,340	Ultra Petroleum Corp.*	419,030
19,284	Valero Energy Corp.	1,114,037
1,472	Whiting Petroleum Corp.*	90,116
16,838	XTO Energy, Inc.	1,039,073
		45,343,837
	Total Common Stock
	(Cost $54,138,391)	59,258,937

Principal Amount
	Repurchase Agreements — 11.4%
$206,918	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $206,969 (b)	206,918

975,468	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $975,717 (c)	975,468

886,789	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $887,020 (d)	886,789

3,413,326	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $3,414,202 (e)	3,413,326

2,069,176	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $2,069,707 (f)	2,069,176

	Total Repurchase Agreements
	(Cost $7,551,677)	7,551,677

	Total Investments
	(Cost $61,690,068) — 100.5%	66,810,614
	Liabilities in excess of other assets — (0.5%)	(302,077)
	Net Assets — 100.0%	$66,508,537

*                             Non-income producing security.

(a)                        A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)                       Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $211,056. The investment in the repurchase agreement was through participation in a pooled account.

(c)                        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $994,979.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

(d)                      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $904,530. The investment in the repurchase agreement was through participation in a pooled account.

(e)                       Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $3,481,604. The investment in the repurchase agreement was through participation in a pooled account.

(f)                         Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $2,110,561. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,418,381
Aggregate gross unrealized depreciation	(795,706)
Net unrealized appreciation	$3,622,675

Federal income tax cost of investments	$63,187,939

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/08	$17,083,282	$1,494,577

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	12/08/08	56,163,025	(1,962,912)
			$(468,335)

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 93.3%
	Diversified REIT’s — 6.1%
6,667	Colonial Properties Trust	$162,408
6,030	Cousins Properties, Inc.	146,288
13,345	Liberty Property Trust	396,480
20,681	Vornado Realty Trust	1,728,104
6,782	Washington Real Estate Investment Trust	216,482
		2,649,762
	Industrial REIT’s — 7.3%
14,386	AMB Property Corp.	721,889
24,505	DCT Industrial Trust, Inc.	219,565
6,497	First Industrial Realty Trust, Inc.	197,379
37,314	Prologis	2,010,478
		3,149,311
	Mortgage REIT’s — 5.9%
65,981	Annaly Capital Management, Inc.	1,365,147
22,458	CapitalSource, Inc.	355,735
20,180	Friedman Billings Ramsey Group, Inc., Class A	50,248
18,358	iStar Financial, Inc.	361,836
7,659	Newcastle Investment Corp.	82,334
8,876	RAIT Financial Trust	67,902
3,834	Redwood Trust, Inc.	128,132
19,022	Thornburg Mortgage, Inc.	169,296
		2,580,630
	Office REIT’s — 13.8%
4,643	Alexandria Real Estate Equities, Inc.	426,227
18,653	American Financial Realty Trust	144,188
9,550	BioMed Realty Trust, Inc.	209,336
17,319	Boston Properties, Inc.	1,492,378
12,697	Brandywine Realty Trust	212,548
6,897	Corporate Office Properties Trust SBI MD	211,324
8,616	Digital Realty Trust, Inc.	309,314
14,351	Douglas Emmett, Inc.	304,098
21,172	Duke Realty Corp.	485,262
9,304	Franklin Street Properties Corp.	117,416
8,274	Highwoods Properties, Inc.	243,918
32,817	HRPT Properties Trust	225,781
4,694	Kilroy Realty Corp.	222,636
8,773	Lexington Realty Trust	126,945
9,848	Mack-Cali Realty Corp.	339,658
5,250	Maguire Properties, Inc.	119,280
8,605	SL Green Realty Corp.	787,358
		5,977,667
	Real Estate Management & Development — 5.6%
29,893	Brookfield Properties Corp.	557,206
29,594	CB Richard Ellis Group, Inc., Class A*	593,656
9,419	Forest City Enterprises, Inc., Class A	331,078
4,768	Forestar Real Estate Group, Inc.*	116,244
5,378	Jones Lang LaSalle, Inc.	410,825
10,852	St. Joe Co. (The)	417,259
		2,426,268
	Residential REIT’s — 12.5%
14,144	Apartment Investment & Management Co.	487,261
11,544	AvalonBay Communities, Inc.	1,067,012
7,449	BRE Properties, Inc.	320,754
8,067	Camden Property Trust	383,102
3,252	Equity Lifestyle Properties, Inc.	148,551
39,453	Equity Residential	1,506,316
3,663	Essex Property Trust, Inc.	384,762
4,825	Home Properties, Inc.	222,046
3,679	Mid-America Apartment Communities, Inc.	178,395
6,307	Post Properties, Inc.	265,272
19,547	UDR, Inc.	436,875
		5,400,346
	Retail REIT’s — 21.2%
9,489	CBL & Associates Properties, Inc.	221,568
17,885	Developers Diversified Realty Corp.	689,646
8,191	Federal Realty Investment Trust	587,131
33,534	General Growth Properties, Inc.	1,184,086
31,902	Kimco Realty Corp.	1,077,331
10,558	Macerich Co. (The)	675,712
10,415	National Retail Properties, Inc.	215,590
5,637	Pennsylvania Real Estate Investment Trust	139,403
14,685	Realty Income Corp.	337,902
10,050	Regency Centers Corp.	596,467
32,525	Simon Property Group, Inc.	2,725,595
7,639	Taubman Centers, Inc.	372,401
11,512	Weingarten Realty Investors	369,650
		9,192,482
	Specialized REIT’s — 20.9%
13,925	DiamondRock Hospitality Co.	173,923

See accompanying notes to schedules of portfolio investments.

4,088	Entertainment Properties Trust	191,605
9,022	FelCor Lodging Trust, Inc.	113,858
31,458	HCP, Inc.	917,944
12,370	Health Care REIT, Inc.	509,149
7,361	Healthcare Realty Trust, Inc.	175,118
13,662	Hospitality Properties Trust	496,340
75,810	Host Hotels & Resorts, Inc.	1,227,364
5,804	LaSalle Hotel Properties	167,736
13,525	Nationwide Health Properties, Inc.	410,213
25,078	Plum Creek Timber Co., Inc.	1,020,424
5,666	Potlatch Corp.	233,836
18,721	Public Storage	1,523,141
11,267	Rayonier, Inc.	479,411
13,750	Senior Housing Properties Trust	292,462
10,830	Strategic Hotels & Resorts, Inc.	154,219
8,715	Sunstone Hotel Investors, Inc.	136,477
19,423	Ventas, Inc.	812,270
		9,035,490
	Total Common Stocks
	(Cost $43,372,169)	40,411,956

Principal Amount
	Repurchase Agreements — 9.5%
$113,027	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $113,055 (b)	113,027

532,842	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $532,978 (c)	532,842

484,401	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $484,527 (d)	484,401

1,864,501	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,864,980 (e)	1,864,501

1,130,270	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,130,560 (f)	1,130,270

	Total Repurchase Agreements
	(Cost $4,125,041)	4,125,041

	Total Investments
	(Cost $47,497,210) — 102.8%	44,536,997
	Liabilities in excess of other assets — (2.8%)	(1,222,981)
	Net Assets — 100.0%	$43,314,016

*                             Non-income producing security.

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)                     Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $115,288. The investment in the repurchase agreement was through participation in a pooled account.

(c)                      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $543,499.  The investment in the repurchase agreement was through participation in a pooled account.

(d)                     Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully  collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $494,092. The investment in the repurchase agreement was through participation in a pooled account.

(e)                      Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $1,901,797. The investment in the repurchase agreement was through participation in a pooled account.

(f)                        Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $1,152,876. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

REIT       Real Estate Investment Trust

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,527
Aggregate gross unrealized depreciation	(3,883,675)
Net unrealized depreciation	$(3,654,148)

Federal income tax cost of investments	$48,191,145

Swap Agreements

Ultra Real Estate had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/08	$47,060,729	$(1,045,043)

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.6%
	Communications Equipment — 0.2%
4,132	InterDigital, Inc.*	$71,856

	Computers & Peripherals — 1.4%
20,180	SanDisk Corp.*	475,239

	Electrical Equipment — 1.8%
3,101	First Solar, Inc.*	636,325

	Semiconductors & Semiconductor Equipment — 87.2%
2,305	Actel Corp.*	27,314
49,041	Advanced Micro Devices, Inc.*	353,586
29,682	Altera Corp.	507,859
9,280	Amkor Technology, Inc.*	108,669
27,500	Analog Devices, Inc.	740,300
122,204	Applied Materials, Inc.	2,342,651
6,254	Applied Micro Circuits Corp.*	46,467
4,984	Atheros Communications, Inc.*	121,211
36,855	Atmel Corp.*	119,779
3,054	ATMI, Inc.*	83,496
8,950	Axcelis Technologies, Inc.*	51,462
41,372	Broadcom Corp., Class A*	782,344
5,877	Brooks Automation, Inc.*	59,240
2,090	Cabot Microelectronics Corp.*	69,994
7,084	Cirrus Logic, Inc.*	36,412
1,889	Cohu, Inc.	29,544
43,122	Conexant Systems, Inc.*	22,855
6,835	Cree, Inc.*	211,201
2,701	Cymer, Inc.*	76,519
13,493	Cypress Semiconductor Corp.*	293,338
2,851	DSP Group, Inc.*	33,072
10,251	Entegris, Inc.*	72,270
3,848	Exar Corp.*	30,245
10,947	Fairchild Semiconductor International, Inc.*	122,059
4,274	Formfactor, Inc.*	76,633
16,934	Integrated Device Technology, Inc.*	142,076
514,347	Intel Corp.	10,261,223
6,312	International Rectifier Corp.*	143,724
11,569	Intersil Corp., Class A	269,211
16,084	Kla-Tencor Corp.	675,689
4,761	Kulicke & Soffa Industries, Inc.*	24,519
10,918	Lam Research Corp.*	439,340
10,144	Lattice Semiconductor Corp.*	26,171
18,229	Linear Technology Corp.	505,126
62,408	LSI Corp.*	314,536
41,173	Marvell Technology Group Ltd.*	465,667
20,267	MEMC Electronic Materials, Inc.*	1,545,967
4,874	Micrel, Inc.	35,824
18,966	Microchip Technology, Inc.	583,773
66,723	Micron Technology, Inc.*	501,757
6,139	Microsemi Corp.*	133,523
23,346	National Semiconductor Corp.	384,509
10,270	Novellus Systems, Inc.*	226,762
49,141	Nvidia Corp.*	1,051,126
4,845	Omnivision Technologies, Inc.*	76,842
25,947	ON Semiconductor Corp.*	155,682
3,455	Photronics, Inc.*	34,792
19,167	PMC - Sierra, Inc.*	91,810
8,737	Rambus, Inc.*	157,528
23,517	RF Micro Devices, Inc.*	74,079
5,545	Semtech Corp.*	70,643
7,446	Silicon Image, Inc.*	34,103
4,846	Silicon Laboratories, Inc.*	149,984
7,991	Silicon Storage Technology, Inc.*	22,614
4,883	SiRF Technology Holdings, Inc.*	31,593
14,117	Skyworks Solutions, Inc.*	116,606
15,374	Teradyne, Inc.*	184,334
4,136	Tessera Technologies, Inc.*	97,444
123,631	Texas Instruments, Inc.	3,703,985
5,270	Trident Microsystems, Inc.*	26,297
12,310	TriQuint Semiconductor, Inc.*	58,103
6,778	Varian Semiconductor Equipment Associates, Inc.*	228,961
26,022	Xilinx, Inc.	581,852
4,384	Zoran Corp.*	60,192
		30,106,487
	Total Common Stock
	(Cost $31,139,875)	31,289,907

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements — 24.5%
$231,795	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $231,852 (b)	231,795

1,092,750	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $1,093,029 (c)	1,092,750

993,410	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $993,669 (d)	993,410

3,823,715	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $3,824,696 (e)	3,823,715

2,317,956	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $2,318,551 (f)	2,317,956

	Total Repurchase Agreements
	(Cost $8,459,626)	8,459,626

	Total Investments
	(Cost $39,599,501) — 115.1%	39,749,533
	Liabilities in excess of other assets — (15.1%)	(5,206,712)
	Net Assets — 100.0%	$34,542,821

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $236,432. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $1,114,606. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $1,013,283. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $3,900,202. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $2,364,317. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$816,955
Aggregate gross unrealized depreciation	(1,859,023)
Net unrealized appreciation	$(1,042,068)

Federal income tax cost of investments	$40,791,601

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	03/06/08	$19,917,361	$93,495

Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	12/08/08	23,000,000	(5,507,277)
			$(5,413,782)

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 93.1%
	Commercial Services & Supplies — 0.4%
2,847	IKON Office Solutions, Inc.	$20,271
7,486	Pitney Bowes, Inc.	267,849
		288,120

	Communications Equipment — 15.7%
13,636	3Com Corp.*	44,862
4,044	ADC Telecommunications, Inc.*	55,281
2,056	Adtran, Inc.	37,871
4,521	Arris Group, Inc.*	25,996
1,741	Avocent Corp.*	29,127
2,937	Ciena Corp.*	75,863
210,473	Cisco Systems, Inc.*	5,129,227
54,081	Corning, Inc.	1,256,302
1,408	Dycom Industries, Inc.*	16,108
3,945	Extreme Networks*	11,874
2,910	F5 Networks, Inc.*	64,486
8,608	Finisar Corp.*	13,859
4,470	Foundry Networks, Inc.*	53,059
3,219	Harmonic, Inc.*	28,681
4,751	Harris Corp.	231,991
1,616	InterDigital, Inc.*	28,102
7,391	JDS Uniphase Corp.*	97,192
18,023	Juniper Networks, Inc.*	483,377
80,042	Motorola, Inc.	798,019
4,266	MRV Communications, Inc.*	6,826
1,657	Plantronics, Inc.	31,251
3,169	Polycom, Inc.*	69,084
56,593	Qualcomm, Inc.	2,397,845
9,273	Sonus Networks, Inc.*	30,786
6,508	Sycamore Networks, Inc.*	22,713
2,078	Tekelec*	24,749
13,864	Tellabs, Inc.*	91,225
3,657	Utstarcom, Inc.*	10,313
		11,166,069
	Computers & Peripherals — 25.8%
3,575	Adaptec, Inc.*	9,474
30,278	Apple, Inc.*	3,785,356
13,473	Brocade Communications Systems, Inc.*	103,607
68,138	Dell, Inc.*	1,352,539
2,280	Diebold, Inc.	54,994
1,961	Electronics for Imaging*	29,533
72,568	EMC Corp.*	1,127,707
2,885	Emulex Corp.*	42,929
89,134	Hewlett-Packard Co.	4,257,931
878	Hutchinson Technology, Inc.*	14,750
1,203	Imation Corp.	27,128
1,629	Intermec, Inc.*	35,903
47,226	International Business Machines Corp.	5,377,152
3,258	Lexmark International, Inc., Class A*	107,612
6,251	NCR Corp.*	138,522
12,312	Network Appliance, Inc.*	266,185
3,265	Palm, Inc.	21,124
4,734	QLogic Corp.*	75,034
7,064	Quantum Corp.*	17,660
7,897	SanDisk Corp.*	185,974
18,466	Seagate Technology	398,312
29,517	Sun Microsystems, Inc.*	484,079
6,251	Teradata Corp.*	157,713
7,632	Western Digital Corp.*	235,600
		18,306,818

See accompanying notes to schedules of portfolio investments.

	Electrical Equipment — 0.4%
1,228	First Solar, Inc.*	251,986

	Electronic Equipment & Instruments — 0.3%
937	Agilysys, Inc.	11,872
1,752	Brightpoint, Inc.*	18,116
5,156	Ingram Micro, Inc.*	78,732
1,754	Insight Enterprises, Inc.*	30,747
1,895	Tech Data Corp.*	63,198
		202,665
	Health Care Technology — 0.1%
2,194	Cerner Corp.*	95,329

	Internet Software & Services — 8.3%
5,751	Akamai Technologies, Inc.*	202,205
2,716	Ariba, Inc.*	24,227
1,380	Digital River, Inc.*	45,029
4,169	Earthlink, Inc.*	30,142
1,083	Equinix, Inc.*	75,106
8,146	Google, Inc., Class A*	3,838,232
1,133	Infospace, Inc.	11,545
1,358	Interwoven, Inc.*	18,401
1,733	j2 Global Communications, Inc.*	37,294
2,866	Openwave Systems, Inc.	5,904
3,343	RealNetworks, Inc.*	19,557
1,849	S1 Corp.*	13,091
993	SAVVIS, Inc.*	19,294
2,143	SonicWALL, Inc.*	17,851
2,345	United Online, Inc.	23,403
7,640	VeriSign, Inc.*	265,872
907	Vignette Corp.*	11,474
1,554	Websense, Inc.*	30,256
44,097	Yahoo!, Inc.*	1,225,015
		5,913,898
	IT Services — 1.9%
1,039	CACI International, Inc., Class A*	45,363
1,847	Ciber, Inc.*	8,496
9,950	Cognizant Technology Solutions Corp., Class A*	300,589
6,022	Computer Sciences Corp.*	261,656
1,237	CSG Systems International, Inc.*	14,040
1,683	DST Systems, Inc.*	118,248
17,602	Electronic Data Systems Corp.	304,867
2,420	Gartner, Inc.*	45,762
3,106	Perot Systems Corp., Class A*	42,832
4,436	SAIC, Inc.*	84,550
1,499	SRA International, Inc., Class A*	35,976
12,009	Unisys Corp.*	49,597
2,294	VeriFone Holdings, Inc.*	47,371
		1,359,347
	Office Electronics — 0.7%
31,955	Xerox Corp.	469,739

	Semiconductors & Semiconductor Equipment — 16.6%
888	Actel Corp.*	10,523
19,183	Advanced Micro Devices, Inc.*	138,309
11,611	Altera Corp.	198,664
3,642	Amkor Technology, Inc.*	42,648
10,764	Analog Devices, Inc.	289,767
47,774	Applied Materials, Inc.	915,828
2,429	Applied Micro Circuits Corp.*	18,047
1,934	Atheros Communications, Inc.*	47,035
14,422	Atmel Corp.*	46,871
1,203	ATMI, Inc.*	32,890
3,484	Axcelis Technologies, Inc.*	20,033
16,173	Broadcom Corp., Class A*	305,831
2,301	Brooks Automation, Inc.*	23,194
823	Cabot Microelectronics Corp.*	27,562
2,788	Cirrus Logic, Inc.*	14,330
736	Cohu, Inc.	11,511
16,860	Conexant Systems, Inc.*	8,936
2,674	Cree, Inc.*	82,627
1,056	Cymer, Inc.*	29,916
5,279	Cypress Semiconductor Corp.*	114,765
1,113	DSP Group, Inc.*	12,911
4,000	Entegris, Inc.*	28,200
1,513	Exar Corp.*	11,892
4,282	Fairchild Semiconductor International, Inc.*	47,744
1,670	Formfactor, Inc.*	29,943
6,617	Integrated Device Technology, Inc.*	55,517

See accompanying notes to schedules of portfolio investments.

201,111	Intel Corp.	4,012,164
2,462	International Rectifier Corp.*	56,060
4,522	Intersil Corp., Class A	105,227
6,300	Kla-Tencor Corp.	264,663
1,863	Kulicke & Soffa Industries, Inc.*	9,594
4,266	Lam Research Corp.*	171,664
3,965	Lattice Semiconductor Corp.*	10,230
7,127	Linear Technology Corp.	197,489
24,419	LSI Corp.*	123,072
16,090	Marvell Technology Group Ltd.*	181,978
7,921	MEMC Electronic Materials, Inc.*	604,214
1,899	Micrel, Inc.	13,958
7,405	Microchip Technology, Inc.	227,926
26,086	Micron Technology, Inc.*	196,167
2,392	Microsemi Corp.*	52,026
9,135	National Semiconductor Corp.	150,453
4,007	Novellus Systems, Inc.*	88,475
19,212	Nvidia Corp.*	410,945
1,881	Omnivision Technologies, Inc.*	29,833
10,162	ON Semiconductor Corp.*	60,972
1,346	Photronics, Inc.*	13,554
7,490	PMC - Sierra, Inc.*	35,877
3,418	Rambus, Inc.*	61,627
9,203	RF Micro Devices, Inc.*	28,989
2,166	Semtech Corp.*	27,595
2,909	Silicon Image, Inc.*	13,323
1,882	Silicon Laboratories, Inc.*	58,248
3,136	Silicon Storage Technology, Inc.*	8,875
1,905	SiRF Technology Holdings, Inc.*	12,325
5,522	Skyworks Solutions, Inc.*	45,612
6,010	Teradyne, Inc.*	72,060
1,617	Tessera Technologies, Inc.*	38,097
48,332	Texas Instruments, Inc.	1,448,027
2,067	Trident Microsystems, Inc.*	10,314
4,803	TriQuint Semiconductor, Inc.*	22,670
2,643	Varian Semiconductor Equipment Associates, Inc.*	89,281
10,177	Xilinx, Inc.	227,558
1,732	Zoran Corp.*	23,780
		11,770,416
	Software — 21.5%
1,247	ACI Worldwide, Inc.*	22,022
19,832	Adobe Systems, Inc.*	667,347
613	Advent Software, Inc.*	27,548
6,747	Amdocs Ltd.*	209,157
2,674	Ansys, Inc.*	99,927
7,983	Autodesk, Inc.*	248,192
13,764	BEA Systems, Inc.*	262,480
6,780	BMC Software, Inc.*	218,858
2,528	Borland Software Corp.*	4,930
14,231	CA, Inc.	325,605
9,286	Cadence Design Systems, Inc.*	98,617
6,211	Check Point Software Technologies*	136,145
6,562	Citrix Systems, Inc.*	216,087
9,909	Compuware Corp.*	78,876
1,752	Fair Isaac Corp.	40,646
2,981	Informatica Corp.*	52,048
10,694	Intuit, Inc.*	284,033
2,863	Jack Henry & Associates, Inc.	67,366
1,026	JDA Software Group, Inc.*	17,514
1,853	Macrovision Corp.*	28,332
5,509	McAfee, Inc.*	183,285
3,109	Mentor Graphics Corp.*	28,292
2,822	Micros Systems, Inc.*	90,417
288,321	Microsoft Corp.	7,848,098
12,083	Novell, Inc.*	90,018
5,292	Nuance Communications, Inc.*	87,053
135,739	Oracle Corp.*	2,551,893
3,943	Parametric Technology Corp.*	60,367
1,428	Progress Software Corp.*	40,755
1,899	Quest Software, Inc.*	27,023
6,670	Red Hat, Inc.*	118,926
3,415	Salesforce.com, Inc.*	203,944
3,152	Sybase, Inc.*	83,906
29,994	Symantec Corp.*	505,099
4,985	Synopsys, Inc.*	115,702
6,589	TIBCO Software, Inc.*	46,453
1,401	VMware, Inc., Class A*	82,197
2,853	Wind River Systems, Inc.*	20,627
		15,289,785

See accompanying notes to schedules of portfolio investments.

	Wireless Telecommunication Services — 1.4%
13,992	American Tower Corp., Class A*	537,852
9,775	Crown Castle International Corp.*	352,780
3,424	SBA Communications Corp., Class A*	106,315
		996,947
	Total Common Stock
	(Cost $72,891,823)	66,111,119

Principal Amount
	Repurchase Agreements — 24.4%
$473,797	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $473,913 (b)	473,797

2,233,614	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $2,234,184 (c)	2,233,614

2,030,559	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $2,031,089 (d)	2,030,559

7,815,786	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $7,817,792 (e)	7,815,786

4,737,970	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $4,739,186 (f)	4,737,970

	Total Repurchase Agreements
	(Cost $17,291,726)	17,291,726

	Total Investments
	(Cost $90,183,549) — 117.5%	83,402,845
	Liabilities in excess of other assets— (17.5%)	(12,432,147)
	Net Assets — 100.0%	$70,970,698

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $483,274. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $2,278,289. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $2,071,181. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $7,972,128. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $4,832,733. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$649,628
Aggregate gross unrealized depreciation	(9,538,921)
Net unrealized depreciation	$(8,889,293)

Federal income tax cost of investments	$92,292,138

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	03/06/08	$35,127,462	$(201,755)

Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	12/08/08	52,000,000	(12,067,780)
			$(12,269,535)

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.6%
	Electric Utilities — 44.1%
4,173	Allegheny Energy, Inc.	$211,446
637	Allete, Inc.	22,957
9,942	American Electric Power Co., Inc.	406,827
1,505	Cleco Corp.	34,480
2,854	DPL, Inc.	72,806
31,671	Duke Energy Corp.	555,509
7,557	Edison International	373,316
1,162	El Paso Electric Co.*	23,774
4,944	Entergy Corp.	507,947
16,668	Exelon Corp.	1,247,600
7,696	FirstEnergy Corp.	520,173
9,386	FPL Group, Inc.	565,882
2,170	Great Plains Energy, Inc.	55,183
2,057	Hawaiian Electric Industries, Inc.	46,200
1,139	Idacorp, Inc.	33,942
1,220	ITC Holdings Corp.	65,026
3,880	Northeast Utilities	98,436
5,056	Pepco Holdings, Inc.	127,765
2,506	Pinnacle West Capital Corp.	89,088
9,398	PPL Corp.	426,481
6,498	Progress Energy, Inc.	272,331
5,577	Sierra Pacific Resources	71,999
19,178	Southern Co.	662,216
884	Unisource Energy Corp.	20,907
2,523	Westar Energy, Inc.	57,348
		6,569,639
	Gas Utilities — 7.9%
1,970	AGL Resources, Inc.	68,320
2,238	Atmos Energy Corp.	58,188
1,647	Energen Corp.	98,820
2,913	Equitable Resources, Inc.	179,499
1,773	National Fuel Gas Co.	83,420
699	New Jersey Resources Corp.	32,161
1,136	Nicor, Inc.	38,738
670	Northwest Natural Gas Co.	28,167
2,453	Oneok, Inc.	114,236
1,784	Piedmont Natural Gas Co.	43,886
4,349	Questar Corp.	240,282
2,542	Southern Union Co.	65,380
1,062	Southwest Gas Corp.	27,176
2,652	UGI Corp.	67,918
1,243	WGL Holdings, Inc.	38,769
		1,184,960
	Independent Power Producers & Energy Traders — 9.9%
16,857	AES Corp. (The)*	303,089
4,595	Constellation Energy Group, Inc.	405,968
10,130	Dynegy, Inc., Class A*	74,962
6,489	Mirant Corp.*	240,093
6,054	NRG Energy, Inc.*	249,849
8,568	Reliant Energy, Inc.*	195,350
		1,469,311
	Multi-Utilities — 26.2%
2,784	Alliant Energy Corp.	96,716
5,218	Ameren Corp.	222,809
9,431	Aquila, Inc.*	30,745
1,331	Avista Corp.	24,277
951	Black Hills Corp.	34,008
7,143	Centerpoint Energy, Inc.	104,859
5,662	CMS Energy Corp.	81,476
6,833	Consolidated Edison, Inc.	279,401

See accompanying notes to schedules of portfolio investments.

14,531	Dominion Resources, Inc.	580,368
4,135	DTE Energy Co.	164,614
3,993	Energy East Corp.	106,414
1,910	Integrys Energy Group, Inc.	87,726
6,916	NiSource, Inc.	118,886
934	NorthWestern Corp.	24,088
2,508	NSTAR	77,497
8,857	PG&E Corp.	333,555
1,763	PNM Resources, Inc.	20,874
12,686	Public Service Enterprise Group, Inc.	559,453
2,946	Puget Energy, Inc.	78,658
2,661	SCANA Corp.	100,772
5,804	Sempra Energy	308,367
5,263	TECO Energy, Inc.	78,840
1,920	Vectren Corp.	49,478
2,954	Wisconsin Energy Corp.	128,854
10,601	Xcel Energy, Inc.	210,112
		3,902,847
	Oil, Gas & Consumable Fuels — 6.1%
15,838	Spectra Energy Corp.	366,016
15,031	Williams Cos., Inc.	541,417
		907,433
	Water Utilities — 0.4%
3,331	Aqua America, Inc.	63,422

	Total Common Stock
	(Cost $14,448,663)	14,097,612

Principal Amount
	Repurchase Agreements —14.8%
$60,698	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $60,713 (b)	60,698

286,147	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $286,220 (c)	286,147

260,134	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $260,202 (d)	260,134

1,001,276	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,001,533 (e)	1,001,276

606,979	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $607,135 (f)	606,979

	Total Repurchase Agreements
	(Cost $2,215,234)	2,215,234

	Total Investments
	(Cost $16,663,897) — 109.4%	16,312,846
	Liabilities in excess of other assets — (9.4%)	(1,404,649)
	Net Assets — 100.0%	$14,908,197

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $61,912. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $291,870. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

See accompanying notes to schedules of portfolio investments.

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $265,338. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $1,021,305. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $619,119. The investment in the repurchase agreement was through participation in a pooled account.

As of February 29, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$570,166
Aggregate gross unrealized depreciation	(986,417)
Net unrealized depreciation	$(416,251)

Federal income tax cost of investments	$16,729,097

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	03/06/08	$7,025,234	$(283,547)

Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	12/08/08	10,000,000	(1,138,366)
			$(1,421,913)

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 99.2%
$2,844,416	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $2,845,115 (b)	$2,844,416

13,409,391	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $13,412,810 (c)	13,409,391

12,190,355	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $12,193,535 (d)	12,190,355

46,921,674	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $46,933,717 (e)	46,921,674

28,444,161	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $28,451,462 (f)	28,444,161

	Total Investments
	(Cost $103,809,997) †	103,809,997
	Other assets less liabilities — 0.8%	878,532
	Net Assets — 100.0%	$104,688,529

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $2,901,310. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $13,677,589. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $12,434,231. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $47,860,266. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $29,013,067. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ-100® Futures Contracts	320	March - 08	$11,185,600	$1,397,437

Cash collateral in the amount of $1,129,626 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

Short QQQ® had the following swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/08	$(5,007,070)	$(7,308)

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/08	(54,676,097)	(44,937)

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/08	(12,363,351)	(165,176)

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/08	(21,185,005)	27,834
			$(189,587)

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a — 100.0%)
$4,076,666	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $4,077,668 (b)	$4,076,666

19,218,567	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $19,223,468 (c)	19,218,567

17,471,424	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $17,475,981 (d)	17,471,424

67,248,943	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $67,266,204 (e)	67,248,943

40,766,657	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $40,777,120 (f)	40,766,657

	Total Investments
	(Cost $148,782,257) †	148,782,257
	Liabilities in excess of other assets — (0.0%)	(12,670)
	Net Assets — 100.0%	$148,769,587

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $4,158,207. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $19,602,954. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $17,820,951. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $68,594,149. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $41,582,022. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	248	March - 08	$15,225,960	$1,043,183

Cash collateral in the amount of $1,101,589 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index	03/06/08	$(8,481,102)	$(162,945)

Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index	03/06/08	(124,052,226)	(863,895)
			$(1,026,840)

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 93.5%
$8,356,635	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $8,358,689 (b)	$8,356,635

39,395,568	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $39,405,614 (c)	39,395,568

35,814,152	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $35,823,494 (d)	35,814,152

137,851,606	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $137,886,988 (e)	137,851,606

83,566,356	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $83,587,805 (f)	83,566,356

	Total Investments (Cost $304,984,317) †	304,984,317
	Other assets less liabilities — 6.5%	21,265,356
	Net Assets — 100.0%	$326,249,673

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $8,523,785. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $40,183,512. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $36,530,637. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $140,609,103. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $85,237,749. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	510	March - 08	$33,978,750	$2,528,491

Cash collateral in the amount of $2,780,932 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index	03/06/08	$(164,751,900)	$(389,579)

Equity Index Swap Agreement based on the S&P 500® Index	03/06/08	(20,925,724)	(308,594)

Equity Index Swap Agreement based on the S&P 500® Index	03/06/08	(105,719,164)	(134,501)
			$(832,674)

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 99.9%
$1,332,315	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $1,332,643 (b)
		$1,332,315
6,280,913	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $6,282,515 (c)	6,280,913

5,709,921	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $5,711,410 (d)	5,709,921

21,977,954	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $21,983,595 (e)	21,977,954

13,323,150	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $13,326,570 (f)	13,323,150

	Total Investments (Cost $48,624,253) †	48,624,253
	Other assets less liabilities — 0.1%	41,224
	Net Assets — 100.0%	$48,665,477

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan  Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $1,358,964. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $6,406,537. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $5,824,152. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $22,417,588. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $13,589,623. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	80	March-08	$6,310,400	$408,446

Cash collateral in the amount of $407,714 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index	03/06/08	$(2,332,626)	$(124,943)

Equity Index Swap Agreement based on the S&P MidCap400 Index	03/06/08	(12,893,038)	(21,074)

Equity Index Swap Agreement based on the S&P MidCap400 Index	03/06/08	(26,739,206)	(190,776)
			$(336,793)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 98.7%
$466,928	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $467,043 (b)	$466,928

2,201,230	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $2,201,791 (c)	2,201,230

2,001,119	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $2,001,641 (d)	2,001,119

7,702,469	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $7,704,446 (e)	7,702,469

4,669,276	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $4,670,474 (f)	4,669,276

	Total Investments (Cost $17,041,022) †	17,041,022
	Other assets less liabilities — 1.3%	228,582
	Net Assets — 100.0%	$17,269,604

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $476,267. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $2,245,257. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $2,041,152. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $7,856,544. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $4,762,666. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/08	$(17,606,748)	$265,378

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 92.3%
$2,580,757	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $2,581,391 (b)	$2,580,757

12,166,426	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $12,169,528 (c)	12,166,426

11,060,388	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $11,063,273 (d)	11,060,388

42,572,337	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $42,583,264 (e)	42,572,337

25,807,571	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $25,814,195 (f)	25,807,571

	Total Investments (Cost $94,187,479) †	94,187,479
	Other assets less liabilities — 7.7%	7,855,541
	Net Assets — 100.0%	$102,043,020

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $2,632,377. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $12,409,765. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $11,281,658. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $43,423,928. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $26,323,743. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	141	March - 08	$9,676,830	$673,632

Cash collateral in the amount of $963,466 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

Short Russell2000 had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Index	03/06/08	$(93,252,843)	$974,183

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 104.2%
$43,830,065	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $43,840,840 (b)	$43,830,065

206,627,451	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $206,680,141 (c)	206,627,451

187,843,138	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $187,892,134 (d)	187,843,138

723,023,619	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $723,209,195 (e)	723,023,619

438,300,655	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $438,413,152 (f)	438,300,655

	Total Investments
	(Cost $1,599,624,928)†	1,599,624,928
	Liabilities in excess of other assets — (4.2%)	(65,150,997)
	Net Assets — 100.0%	$1,534,473,931

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $44,706,753. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $210,760,173. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $191,601,058. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $737,486,529. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $447,067,015. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 29, 2008:

See accompanying notes to schedules of portfolio investments.

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ-100® Index Futures Contracts	5,040	March - 08	$176,173,200	$20,625,010

Cash collateral in the amount of $20,052,912 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/08	$(1,261,072,924)	$2,438,201

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/08	(452,464,018)	2,289,644

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/08	(871,321,769)	1,624,054

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/08	(286,181,861)	(7,476,851)

Equity Index Swap Agreement based on the NASDAQ-100® Index	03/06/08	(17,661,983)	(25,780)
			$(1,150,732)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 99.3%
$16,598,100	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $16,602,180 (b)	$16,598,100

78,248,185	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $78,268,138 (c)	78,248,185

71,134,714	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $71,153,268 (d)	71,134,714

273,803,339	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $273,873,615 (e)	273,803,339

165,980,999	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $166,023,601 (f)	165,980,999

	Total Investments
	(Cost $605,765,337) †	605,765,337
	Other assets less liabilities — 0.7%	4,232,975
	Net Assets — 100.0%	$609,998,312

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $16,930,095. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%,  due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $79,813,214.  The investment in the  repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $72,557,809. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%,  due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a  total value of $279,280,329. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $169,300,751. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules to portfolio investments.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,134	March - 08	$69,621,930	$2,688,311

Cash collateral in the amount of $4,513,516 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index	03/06/08	$(860,989,098)	$1,086,536

Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index	03/06/08	(251,755,405)	(3,189,226)

Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index	03/06/08	(35,436,036)	(288,188)
			$(2,390,878)

See accompanying notes to schedules to portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 99.8%
$77,384,344	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $77,403,368 (b)	$77,384,344

364,811,909	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $364,904,936 (c)	364,811,909

331,647,190	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $331,733,695 (d)	331,647,190

1,276,537,192	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,276,864,837 (e)	1,276,537,192

773,843,444	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $774,042,064 (f)	773,843,444

	Total Investments
	(Cost $2,824,224,079) †	2,824,224,079
	Other assets less liabilities — 0.2%	6,176,819
	Net Assets — 100.0%	$2,830,400,898

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $78,932,183. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $372,108,451. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $338,282,001. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $1,302,072,241. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $789,320,926. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedule of portfolio investments.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	5,179	March-08	$345,050,875	$16,802,640

Cash collateral in the amount of $27,246,769 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500®Index	03/06/08	$(1,690,417,169)	$(62,113)

Equity Index Swap Agreement based on the S&P 500®Index	03/06/08	(1,643,812,935)	(833,540)

Equity Index Swap Agreement based on the S&P 500®Index	03/06/08	(1,386,793,863)	13,538,095

Equity Index Swap Agreement based on the S&P 500®Index	03/06/08	(589,491,747)	(12,091,781)

Equity Index Swap Agreement based on the S&P 500®Index	03/06/08	(5,097,474)	(257,771)
			$292,890

See accompanying notes to schedule of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.8%
$6,966,613	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $6,968,326 (b)	$6,966,613

32,842,601	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $32,850,976 (c)	32,842,601

29,856,910	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $29,864,698 (d)	29,856,910

114,921,692	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $114,951,189 (e)	114,921,692

69,666,124	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $69,684,005 (f)	69,666,124

	Total Investments
	(Cost $254,253,940) †	254,253,940
	Other assets less liabilities — (0.8%)	(1,916,056)
	Net Assets — 100.0%	$252,337,884

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $7,105,958. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $33,499,481. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $30,454,217. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $117,220,514. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $71,059,502. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	418	March-08	$32,971,840	$1,260,003

Cash collateral in the amount of $2,020,128 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index	03/06/08	$(313,985,261)	$36,472

Equity Index Swap Agreement based on the S&P MidCap400 Index	03/06/08	(105,222,578)	(1,814,931)

Equity Index Swap Agreement based on the S&P MidCap400 Index	03/06/08	(48,443,404)	(2,026,388)
			$(3,804,847)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.0%
$2,663,752	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $2,664,407 (b)	$2,663,752

12,557,686	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $12,560,888 (c)	12,557,686

11,416,078	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $11,419,056 (d)	11,416,078

43,941,419	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $43,952,697 (e)	43,941,419

26,637,516	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $26,644,353 (f)	26,637,516

	Total Investments
	(Cost $97,216,451) †	97,216,451
	Other assets less liabilities — 0.0%	(27,956)
	Net Assets — 100.0%	$97,188,495

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $2,717,032. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $12,808,850. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $11,644,464. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $44,820,396. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $27,170,287. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/08	$(140,012,239)	$(677,779)

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	03/06/08	(55,199,978)	734,503
			$56,724

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 94.5%
$27,776,397	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $27,783,225 (b)	$27,776,397

130,945,873	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $130,979,264 (c)	130,945,873

119,041,703	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $119,072,753 (d)	119,041,703

458,201,261	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $458,318,866 (e)	458,201,261

277,763,973	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $277,835,266 (f)	277,763,973

	Total Investments
	(Cost $1,013,729,207) †	1,013,729,207
	Other assets less liabilities — 5.5%	58,840,207
	Net Assets — 100.0%	$1,072,569,414

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $28,331,980. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $133,564,900. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $121,423,207. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $467,366,832. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $283,319,473. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 29, 2008:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	1,563	March-08	$107,268,690	$8,399,546

Cash collateral in the amount of $10,465,016 was pledged to cover margin requirements for open futures contracts as of February 29, 2008.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Index	03/06/08	$(323,713,641)	$(331,987)

Equity Index Swap Agreement based on the Russell 2000® Index	03/06/08	(696,550,103)	10,204,480

Equity Index Swap Agreement based on the Russell 2000® Index	03/06/08	(266,322,829)	2,558,752

Equity Index Swap Agreement based on the Russell 2000® Index	03/06/08	(775,765,858)	13,047,423
			$25,478,668

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 99.9%
$182,134	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $182,179 (b)	$182,134

858,629	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $858,848 (c)	858,629

780,572	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $780,776 (d)	780,572

3,004,485	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $3,005,256 (e)	3,004,485

1,821,334	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,821,801 (f)	1,821,334

	Total Investments
	(Cost $6,647,154) †	6,647,154
	Other assets less liabilities — 0.1%	6,975
	Net Assets — 100.0%	$6,654,129

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $185,776. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $875,802. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $796,188. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $3,064,585. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $1,857,763. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 1000® Value Index	03/06/08	$(5,032,788)	$(101,232)

Equity Index Swap Agreement based on the Russell 1000® Value Index	03/06/08	(8,470,000)	142,214
			$40,982

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 103.5%
$647,402	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $647,561 (b)	$647,402

3,052,037	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $3,052,815 (c)	3,052,037

2,774,579	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $2,775,303 (d)	2,774,579

10,679,583	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $10,682,324 (e)	10,679,583

6,474,018	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $6,475,680 (f)	6,474,018

	Total Investments
	(Cost $23,627,619) †	23,627,619
	Liabilities in excess of other assets — (3.5%)	(789,322)
	Net Assets — 100.0%	$22,838,297

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $660,351. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $3,113,080. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $2,830,086. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $10,893,210. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $6,603,504. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index	03/06/08	$(45,223,655)	$(743,187)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 84.7%
$165,573	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $165,614 (b)	$165,573

780,559	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $780,758 (c)	780,559

709,600	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $709,785 (d)	709,600

2,731,307	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $2,732,008 (e)	2,731,307

1,655,732	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,656,157 (f)	1,655,732

	Total Investments
	(Cost $6,042,771) †	6,042,771
	Other assets less liabilities — 15.3%	1,088,115
	Net Assets — 100.0%	$7,130,886

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $168,885. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm  Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $796,171. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $723,795. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $2,785,942. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $1,688,848. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index	03/06/08	$(6,471,023)	$28,149

Equity Index Swap Agreement based on the Russell MidCap® Value Index	12/08/08	(9,000,000)	1,093,457
			$1,121,606

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 103.9%
$164,530	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $164,570 (b)	$164,530

775,640	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $775,838 (c)	775,640

705,127	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $705,311 (d)	705,127

2,714,092	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $2,714,789 (e)	2,714,092

1,645,296	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $1,645,718 (f)	1,645,296

	Total Investments
	(Cost $6,004,685) †	6,004,685
	Liabilities in excess of other assets — (3.9%)	(224,771)
	Net Assets — 100.0%	$5,779,914

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $167,821. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $791,153. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $719,234. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $2,768,383. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $1,678,204. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index	03/06/08	$(11,449,418)	$(192,059)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 87.6%
$1,106,970	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $1,107,242 (b)	$1,106,970

5,218,575	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $5,219,906 (c)	5,218,575

4,744,159	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $4,745,396 (d)	4,744,159

18,260,655	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $18,265,342 (e)	18,260,655

11,069,704	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $11,072,545 (f)	11,069,704

	Total Investments (Cost $40,400,063) †	40,400,063
	Other assets less liabilities — 12.4%	5,710,721
	Net Assets — 100.0%	$46,110,784

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $1,129,112. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $5,322,950. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $4,839,069. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $18,625,930. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $11,291,107. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index	03/06/08	$(56,369,222)	$345,980

Equity Index Swap Agreement based on the Russell 2000® Value Index	12/08/08	(42,000,000)	5,428,878
			$5,774,858

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.3%
$1,050,065	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $1,050,323 (b)	$1,050,065

4,950,308	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $4,951,570 (c)	4,950,308

4,500,280	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $4,501,454 (d)	4,500,280

17,321,944	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $17,326,390 (e)	17,321,944

10,500,652	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $10,503,347 (f)	10,500,652

	Total Investments (Cost $38,323,249) †	38,323,249
	Liabilities in excess of other assets — (0.3%)	(115,267)
	Net Assets — 100.0%	$38,207,982

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $1,071,069. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $5,049,318. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $4,590,310. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $17,668,442. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $10,710,674. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Growth Index	03/06/08	$(6,736,411)	$29,001

Equity Index Swap Agreement based on the Russell 2000® Growth Index	03/06/08	(70,102,043)	(87,964)
			$(58,963)

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.7%
$3,817,810	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $3,818,749 (b)	$3,817,810

17,998,248	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $18,002,838 (c)	17,998,248

16,362,044	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $16,366,312 (d)	16,362,044

62,978,845	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $62,995,010 (e)	62,978,845

38,178,102	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $38,187,901 (f)	38,178,102

	Total Investments (Cost $139,335,049)†	139,335,049
	Liabilities in excess of other assets — (0.7%)	(967,505)
	Net Assets — 100.0%	$138,367,544

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $3,894,174. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $18,358,228. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $16,689,377. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $64,238,635. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $38,941,694. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	03/06/08	$(58,202,733)	$(1,491,656)

Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	03/06/08	(208,809,772)	(10,365,775)
			$(11,857,431)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 103.2%
$616,181	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $616,332 (b)	$616,181

2,904,854	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $2,905,595 (c)	2,904,854

2,640,776	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $2,641,465 (d)	2,640,776

10,164,565	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $10,167,174 (e)	10,164,565

6,161,812	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $6,163,394 (f)	6,161,812

	Total Investments (Cost $22,488,188)†	22,488,188
	Liabilities in excess of other assets — (3.2%)	(696,339)
	Net Assets — 100.0%	$21,791,849

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $628,506. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $2,962,954. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $2,693,607. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $10,367,890. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $6,285,053. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	03/06/08	$(26,564,060)	$(359,625)

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	03/06/08	(16,708,445)	(166,955)
			$(526,580)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 86.7%
$2,034,286	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $2,034,786 (b)	$2,034,286

9,590,206	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $9,592,652 (c)	9,590,206

8,718,370	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $8,720,644 (d)	8,718,370

33,557,718	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $33,566,331 (e)	33,557,718

20,342,862	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $20,348,083 (f)	20,342,862

	Total Investments (Cost $74,243,442) †	74,243,442
	Other assets less liabilities — 13.3%	11,348,949
	Net Assets — 100.0%	$85,592,391

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $2,074,976. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $9,782,019. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $8,892,786. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $34,228,985. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $20,749,735. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	03/06/08	$(146,830,095)	$969,362

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	12/08/08	(30,000,000)	3,684,594
			$4,653,956

UltraShort Financials

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 95.7%
$49,354,940	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $49,367,073 (b)	$49,354,940

232,673,289	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $232,732,621 (c)	232,673,289

211,521,172	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $211,576,344 (d)	211,521,172

814,162,310	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $814,371,278 (e)	814,162,310

493,549,400	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $493,676,078 (f)	493,549,400

	Total Investments
	(Cost $1,801,261,111) †	1,801,261,111
	Other assets less liabilities — 4.3%	81,199,114
	Net Assets — 100.0%	$1,882,460,225

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $50,342,136. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $237,326,948. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $215,752,786. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $830,448,302. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $503,420,780. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/08	$(367,895,926)	17,272,930

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/08	(1,646,896,987)	65,873,999

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/08	(236,088,781)	12,365,695

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/08	(684,377,108)	35,215,908

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	03/06/08	(992,891,607)	44,052,906
			$174,781,438

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 96.8%
$304,326	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $304,401 (b)	$304,326

1,434,679	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $1,435,045 (c)	1,434,679

1,304,253	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $1,304,593 (d)	1,304,253

5,020,178	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $5,021,467 (e)	5,020,178

3,043,258	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $3,044,039 (f)	3,043,258

	Total Investments
	(Cost $11,106,694) †	11,106,694
	Other assets less liabilities — 3.2%	372,504
	Net Assets — 100.0%	$11,479,198

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $310,413. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $1,463,373.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $1,330,346. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%,  due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a  total value of $5,120,599. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $3,104,125. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	03/06/08	$(14,885,896)	$236,349

Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	03/06/08	(8,653,995)	173,057
			$409,406

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 101.1%
$811,410	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $811,609 (b)	$811,410

3,825,221	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $3,826,196 (c)	3,825,221

3,477,474	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $3,478,381 (d)	3,477,474

13,385,082	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $13,388,518 (e)	13,385,082

8,114,106	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $8,116,189 (f)	8,114,106

	Total Investments (Cost $29,613,293) †	29,613,293
	Liabilities in excess of other assets — (1.1%)	(309,121)
	Net Assets — 100.0%	$29,304,172

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $827,640. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%,  due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $3,901,729.  The investment in the  repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $3,547,043. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%,  due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a  total value of $13,652,829. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $8,276,394. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	03/06/08	$(27,725,214)	$(36,871)

Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	03/06/08	(31,069,734)	(226,199)
			$(263,070)

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 102.3%
$17,311,979	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $17,316,235 (b)	$17,311,979

81,613,617	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $81,634,428 (c)	81,613,617

74,194,198	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $74,213,550 (d)	74,194,198

285,579,542	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $285,652,841 (e)	285,579,542

173,119,794	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $173,164,228 (f)	173,119,794

	Total Investments
	(Cost $631,819,130) †	631,819,130
	Liabilities in excess of other assets — (2.3%)	(14,136,531)
	Net Assets — 100.0%	$617,682,599

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $17,658,253. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $83,245,958.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $75,678,499. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $291,292,096. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $176,582,327. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/08	$(415,000,000)	$2,335,747

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/08	(165,501,897)	(21,293,026)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	03/06/08	(568,908,218)	(64,285,256)
			$(83,242,535)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 97.9%
$21,301,017	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $21,306,254 (b)	$21,301,017

100,419,080	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $100,444,687 (c)	100,419,080

91,290,073	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $91,313,884 (d)	91,290,073

351,382,965	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $351,473,153 (e)	351,382,965

213,010,170	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $213,064,843 (f)	213,010,170

	Total Investments
	(Cost $777,403,305) †	777,403,305
	Other assets less liabilities — 2.1%	16,521,877
	Net Assets — 100.0%	$793,925,182

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $21,727,079. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $102,427,545.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $93,116,388. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $358,411,809. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $217,270,542. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate  had the following swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/08	$(125,049,880)	$(2,546,937)

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/08	(498,000,000)	7,661,806

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/08	(503,531,169)	5,906,245

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/08	(269,119,570)	3,945,871

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	03/06/08	(206,870,380)	2,014,056
			$16,981,041

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 104.8%
$514,118	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $514,244 (b)	$514,118

2,423,701	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $2,424,319 (c)	2,423,701

2,203,364	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $2,203,939 (d)	2,203,364

8,480,930	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $8,483,107 (e)	8,480,930

5,141,183	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $5,142,503 (f)	5,141,183

	Total Investments
	(Cost $18,763,296) †	18,763,296
	Liabilities in excess of other assets — (4.8%)	(866,419)
	Net Assets — 100.0%	$17,896,877

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $524,402. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $2,472,177.  The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $2,247,444. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $8,650,577. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing

Association, 0%, due 10/3/22, which had a total value of $5,244,011. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	03/06/08	$(34,932,596)	$(824,703)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 102.6%
$1,703,528	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $1,703,947 (b)	$1,703,528

8,030,918	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $8,032,966 (c)	8,030,918

7,300,835	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $7,302,739 (d)	7,300,835

28,101,510	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $28,108,723 (e)	28,101,510

17,035,281	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $17,039,653 (f)	17,035,281

	Total Investments (Cost $62,172,072) †	62,172,072
	Liabilities in excess of other assets — (2.6%)	(1,599,854)
	Net Assets — 100.0%	$60,572,218

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $1,737,602. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%,  due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;  Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $8,191,543.  The investment in the  repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $7,446,892. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%,  due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a  total value of $28,663,635. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%,  due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $17,376,000. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	03/06/08	$(120,085,347)	$(1,532,838)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 94.3%
$241,916	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $241,975 (b)	$241,916

1,140,468	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $1,140,759 (c)	1,140,468

1,036,789	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $1,037,059 (d)	1,036,789

3,990,685	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $3,991,709 (e)	3,990,685

2,419,174	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $2,419,795 (f)	2,419,174

	Total Investments (Cost $8,829,032) †	8,829,032
	Other assets less liabilities — 5.7%	534,773
	Net Assets — 100.0%	$9,363,805

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $246,756. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%,  due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $1,163,278.  The investment in the  repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $1,057,530. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%,  due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a  total value of $4,070,512. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%,  due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $2,467,559. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	03/06/08	$(7,943,924)	$183,054

Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	03/06/08	(11,572,091)	386,361
			$569,415

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 103.2%
$336,917	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $337,000 (b)	$336,917

1,588,325	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $1,588,730 (c)	1,588,325

1,443,932	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $1,444,309 (d)	1,443,932

5,557,812	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $5,559,239 (e)	5,557,812

3,369,174	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $3,370,039 (f)	3,369,174

	Total Investments
	(Cost $12,296,160) †	12,296,160
	Liabilities in excess of other assets — (3.2%)	(386,906)
	Net Assets — 100.0%	$11,909,254

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $343,656. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $1,620,093. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $1,472,819. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $5,668,987. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $3,436,560. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short MSCI EAFE had the following swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI EAFE Index	03/06/08	$(11,490,489)	$(363,346)

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 107.1%
$1,188,055	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $1,188,347 (b)	$1,188,055

5,600,832	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $5,602,260 (c)	5,600,832

5,091,665	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $5,092,993 (d)	5,091,665

19,598,235	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $19,603,265 (e)	19,598,235

11,880,551	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $11,883,600 (f)	11,880,551

	Total Investments (Cost $43,359,338) †	43,359,338
	Liabilities in excess of other assets — (7.1%)	(2,893,262)
	Net Assets — 100.0%	$40,466,076

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $1,211,819. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $5,712,853. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $5,193,527. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $19,990,266. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $12,118,172. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

Short MSCI Emerging Markets had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	03/06/08	$(37,880,749)	$(2,849,725)

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.4%
$2,894,227	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $2,894,938 (b)	$2,894,227

13,644,214	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $13,647,693 (c)	13,644,214

12,403,831	Credit Suisse First Boston Corp.,3.13%, dated 02/29/08, due 03/03/08, total to be received $12,407,066 (d)	12,403,831

47,743,360	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $47,755,614 (e)	47,743,360

28,942,271	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $28,949,700 (f)	28,942,271

	Total Investments (Cost $105,627,903) †	105,627,903
	Liabilities in excess of other assets — (0.4%)	(377,345)
	Net Assets — 100.0%	$105,250,558

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $2,952,117. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $13,917,109. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $12,651,977. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $48,698,388. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $29,521,140. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI EAFE had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI EAFE Index	03/06/08	$(204,153,109)	$(6,554,057)

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 107.7%
$10,813,291	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $10,815,949 (b)	$10,813,291

50,976,945	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $50,989,944 (c)	50,976,945

46,342,677	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $46,354,765 (d)	46,342,677

178,376,758	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $178,422,541 (e)	178,376,758

108,132,913	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $108,160,667 (f)	108,132,913

	Total Investments
	(Cost $394,642,584) †	394,642,584
	Liabilities in excess of other assets — (7.7%)	(28,256,748)
	Net Assets — 100.0%	$366,385,836

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $11,029,578. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $51,996,526. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $47,269,791. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $181,944,895. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $110,295,657. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Emerging Markets had the following open swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	03/06/08	$(700,119,846)	$(39,644,695)

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE/Xinhua China 25

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 108.7%
$22,858,682	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $22,864,301 (b)	$22,858,682

107,762,356	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $107,789,835 (c)	107,762,356

97,965,779	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $97,991,332 (d)	97,965,779

377,078,304	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $377,175,087 (e)	377,078,304

228,586,817	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $228,645,488 (f)	228,586,817

	Total Investments
	(Cost $834,251,938) †	834,251,938
	Liabilities in excess of other assets — (8.7%)	(66,876,502)
	Net Assets — 100.0%	$767,375,436

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $23,315,900. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18; Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $109,917,693. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $99,925,646. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $384,621,142. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $233,158,734. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	03/06/08	$(1,271,470,340)	$(59,907,797)

Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	03/06/08	(80,000,000)	(593,155)

Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	03/06/08	(113,113,740)	(11,971,817)
			$(72,472,769)

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 106.3%
$728,719	Bank of America Corp., 2.95%, dated 02/29/08, due 03/03/08, total to be received $728,898 (b)	$728,719

3,435,390	Bank of America Corp., 3.06%, dated 02/29/08, due 03/03/08, total to be received $3,436,266 (c)	3,435,390

3,123,082	Credit Suisse First Boston Corp., 3.13%, dated 02/29/08, due 03/03/08, total to be received $3,123,897 (d)	3,123,082

12,020,998	Credit Suisse First Boston Corp., 3.08%, dated 02/29/08, due 03/03/08, total to be received $12,024,083 (e)	12,020,998

7,287,192	UBS Warburg LLC, 3.08%, dated 02/29/08, due 03/03/08, total to be received $7,289,062 (f)	7,287,192

	Total Investments
	(Cost $26,595,381) †	26,595,381
	Liabilities in excess of other assets — (6.3%)	(1,566,235)
	Net Assets — 100.0%	$25,029,146

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 4/18/08; Federal National Mortgage Association, 0%, due 7/23/08, which had a total value of $743,295. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 7.63%, due 3/14/08 to 12/19/17; Federal Home Loan Mortgage Corp., 0% to 7.00%, due 3/4/08 to 11/17/17; Federal National Mortgage Association, 0% to 8.20%, due 3/1/08 to 1/23/18;Federal Farm Credit Bank, 0% to 6.32%, due 3/7/08 to 12/4/17, which had a total value of $3,504,101.The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0%, due 3/3/08 to 8/29/08; Federal National Mortgage Association, 0%, due 4/9/08 to 1/30/09, which had a total value of $3,185,561. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 2.65%, due 3/5/08 to 2/27/09; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 3/4/08 to 7/18/16; Federal National Mortgage Association, 0% to 6.25%, due 3/5/08 to 9/11/28, which had a total value of $12,261,459. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.76%, due 3/10/08 to 2/16/28; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 3/15/08 to 7/15/32; Federal National Mortgage Association, 0%, due 5/15/08 to 3/17/31; Student Loan Marketing Association, 0%, due 10/3/22, which had a total value of $7,432,941. The investment in the repurchase agreement was through participation in a pooled account.

†	Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Japan had the following swap agreement as of February 29, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Japan Index	03/06/08	$(49,016,387)	$(1,531,555)

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

February 29, 2008

(Unaudited)

1. Organization

ProShares Trust, a Delaware statutory trust, (the “Trust”) was formed on May 29, 2002, and has authorized capital of unlimited shares at no par value. The Trust is comprised of 58 active Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to the Investment Company Act of 1940 (“1940 Act”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption of the Funds’ financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115.” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Funds’ financial statement disclosures.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

American Depositary Receipts

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counterparty to a repurchase agreement will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Futures Contracts

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities  or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by certain securities of each particular Fund.

The Fund may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor.

3. Securities Transactions, Related Income and Allocations

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Risks

Refer to the prospectus for a complete description of risks associated with the Funds.

Concentration Risk

Each Ultra Sector and UltraShort Sector Fund may concentrate its investments in one or more particular industries to the same extent that its underlying index is so concentrated. These Funds are  subject to the risk that those issuers (or industry sectors) will perform poorly, and the Funds will be negatively impacted by that poor performance. The ULTRASHORT FTSE/Xinhua China 25 and the ULTRASHORT MSCI Japan Funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund.  A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProShare Advisors to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and certain Short ProShares employ leverage to the extent that the Funds’ exposure to the markets exceed the net assets of the Fund, each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of ProShare Advisors. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its Underlying Benchmark.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
April 23, 2008

By:	/s/ Simon Collier
Simon Collier
Treasurer
April 23, 2008